Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
PREFERRED STOCKS† - 0.6%
Financial - 0.5%
Goldman Sachs Group, Inc.††
7.50%	100,000	$105,293
Citigroup, Inc.††
6.75%	100,000	100,736
State Street Corp.††
6.45%	50,000	50,870
American National Group, Inc.
7.38%	1,000	26,070
Total Financial		282,969
Energy - 0.1%
Venture Global LNG, Inc.††
9.00%[1]	70,000	68,054
Total Preferred Stocks
(Cost $343,002)		351,023

MONEY MARKET FUND***,† - 1.6%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[2]	889,560	889,560
Total Money Market Fund
(Cost $889,560)		889,560

	Face Amount~
ASSET-BACKED SECURITIES†† - 34.1%
Collateralized Loan Obligations - 21.4%
Golub Capital Partners Clo 49M Ltd.
2025-49A A1R2, due 07/20/38◊,1	1,500,000	1,500,000
Neuberger Berman CLO 32R Ltd.
2025-32RA B, due 07/20/39◊,1	1,500,000	1,500,000
Owl Rock CLO X LLC
2025-10A AR, 5.65% (3 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 04/20/37◊,1	1,300,000	1,298,422
Golub Capital Partners CLO 54M L.P
2025-54A A2R, due 08/05/37◊,1	1,000,000	1,000,000
BCRED CLO LLC
2025-1A B, 5.98% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,1	500,000	501,305
AGL CLO 39 Ltd.
2025-39A B, 5.71% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/20/38◊,1	500,000	500,498
FS Rialto Issuer LLC
2025-FL10 B, 6.22% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,1	250,000	246,729
2024-FL9 B, 6.61% (1 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/19/39◊,1	100,000	99,524
BDS LLC
2025-FL14 AS, 5.89% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,1	200,000	198,575
2024-FL13 AS, 6.31% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,1	100,000	99,922
Greystone CRE Notes 2025-FL4 LLC
2025-FL4 AS, 6.45% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 01/15/43◊,1	250,000	251,474
Fortress Credit Opportunities XXV CLO LLC
2024-25A A1T, 5.85% (3 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 01/15/37◊,1	250,000	251,273
Sound Point CLO Ltd.
2025-1RA C, 6.42% (3 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 02/20/38◊,1	250,000	251,164
OWL Rock Clo XXI LLC
2025-21A B, 6.22% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 07/24/34◊,1	250,000	251,112
Owl Rock CLO IX LLC
2024-9A BR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/22/37◊,1	250,000	251,072
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,1	250,000	250,617
Hlend CLO LLC
2025-3A B, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 01/20/37◊,1	250,000	250,568
Fortress Credit BSL XVI Ltd.
2024-3A BR, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/35◊,1	250,000	250,543

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 34.1% (continued)
Collateralized Loan Obligations - 21.4% (continued)
Neuberger Berman Loan Advisers Clo 58 Ltd.
2024-58A B, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/18/38◊,1	250,000	$250,466
Palmer Square CLO Ltd.
2024-3A B, 5.87% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 07/20/37◊,1	250,000	250,396
Wellfleet CLO Ltd.
2024-2A BR, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/18/37◊,1	250,000	250,366
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,1	250,000	250,250
HPS Private Credit CLO 2025-3 LLC
2025-3A B, due 07/20/37◊,1	250,000	250,000
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,1	250,000	249,443
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,1	250,000	248,574
Cerberus Loan Funding XLVIII LLC
2024-4A AN, 5.91% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,1	100,000	100,305
2024-4A C, 6.56% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/15/36◊,1	100,000	99,970
Golub Capital Partners CLO 16M-R3
2025-16A A1R3, 5.95% (3 Month Term SOFR + 1.63%, Rate Floor: 1.63%) due 08/09/39◊,1	150,000	150,000
AREIT Ltd.
2025-CRE10 A, 5.70% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 12/17/29◊,1	150,000	149,876
Acrec LLC
2025-FL3 B, 6.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,1	150,000	148,186
Ares Direct Lending CLO 2 LLC
2024-2A B, 6.17% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/20/36◊,1	100,000	100,573
Owl Rock CLO XIX LLC
2024-19A B, 6.17% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/22/37◊,1	100,000	100,405
ABPCI Direct Lending Fund CLO V Ltd.
2024-5A A1RR, 6.47% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 01/20/36◊,1	100,000	100,369
Owl Rock CLO XIII LLC
2023-13A A, 6.87% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/20/35◊,1	100,000	100,361
Barings CLO Ltd.
2024-3A BR, 6.02% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,1	100,000	100,317
BCRED MML CLO LLC
2022-1A A1, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 04/20/35◊,1	100,000	100,198
TRTX Issuer Ltd.
2025-FL6 A, 5.85% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,1	100,000	100,023
BSPRT Issuer LLC
2024-FL11 B, 6.61% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,1	100,000	99,346
LoanCore
2025-CRE8 B, 6.16% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 08/17/42◊,1	100,000	99,172

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 34.1% (continued)
Collateralized Loan Obligations - 21.4% (continued)
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,1	15,443	$15,422
Total Collateralized Loan Obligations		12,266,816
Transport-Aircraft - 5.1%
Slam Ltd.
2024-1A, 5.34% due 09/15/49[1]	952,522	949,975
2025-1A, 5.81% due 05/15/50[1]	250,000	254,215
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[1]	329,167	325,568
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[1]	246,942	251,359
ALTDE Trust
2025-1A, 5.90% due 08/15/50[1]	244,843	249,650
AASET
2025-1A, 5.94% due 02/16/50[1]	243,877	248,315
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[1]	243,364	246,757
AASET Ltd.
2024-2A, 5.93% due 09/16/49[1]	237,096	240,761
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[1]	173,551	161,702
Total Transport-Aircraft		2,928,302
Infrastructure - 2.0%
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[1]	250,000	253,344
Blue Stream Issuer LLC
2024-1A, 5.41% due 11/20/54[1]	200,000	201,486
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50[1]	200,000	197,938
Switch ABS Issuer LLC
2025-1A, 5.04% due 03/25/55[1]	200,000	197,285
Hotwire Funding LLC
2024-1A, 6.67% due 06/20/54[1]	150,000	153,527
Vantage Data Centers Issuer LLC
2024-1A, 5.10% due 09/15/54[1]	100,000	99,312
SBA Tower Trust
4.83% due 10/15/29[1]	50,000	50,052
Total Infrastructure		1,152,944
Financial - 1.5%
Dogwood State Bank
6.45% due 06/24/32	400,000	400,000
Metis Issuer, LLC
6.89% due 05/15/55†††	250,000	249,142
Station Place Securitization Trust
2024-SP4, 5.61% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,1	75,000	75,000
2024-SP3, 5.61% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,1	50,000	50,000
Ceamer Finance LLC
6.79% due 11/15/39†††	96,522	97,898
Total Financial		872,040
Whole Business - 0.8%
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[1]	99,500	102,818
Wingstop Funding LLC
2024-1A, 5.86% due 12/05/54[1]	100,000	101,862
SERVPRO Master Issuer LLC
2024-1A, 6.17% due 01/25/54[1]	98,750	101,728
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[1]	95,250	90,855
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[1]	49,750	49,210
Total Whole Business		446,473
Automotive - 0.7%
Avis Budget Rental Car Funding AESOP LLC
2025-2A, 5.51% due 08/20/31[1]	400,000	407,769
Unsecured Consumer Loans - 0.7%
Foundation Finance Trust
2025-1A, 5.55% due 04/15/50[1]	100,000	100,657
2024-2A, 4.93% due 03/15/50[1]	97,321	97,107
GreenSky Home Improvement Issuer Trust
2024-2, 5.26% due 10/27/59[1]	100,000	100,567

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 34.1% (continued)
Unsecured Consumer Loans - 0.7% (continued)
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[1]	78,963	$79,839
Total Unsecured Consumer Loans		378,170
Net Lease - 0.5%
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.70% due 05/20/54[1]	99,417	102,066
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[1]	99,838	100,161
Capital Automotive REIT
2024-3A, 4.55% due 10/15/54[1]	99,063	93,789
Total Net Lease		296,016
Single Family Residence - 0.5%
Tricon Residential Trust
2025-SFR1, 5.66% (1 Month Term SOFR + 1.35%, Rate Floor: 1.35%) due 03/17/42◊,1	100,000	100,141
2024-SFR4, 4.65% due 11/17/41[1]	100,000	98,401
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[1]	100,000	96,227
Total Single Family Residence		294,769
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[1]	250,000	235,777
Transport-Container - 0.3%
CLI Funding IX LLC
2025-1A, 5.35% due 06/20/50[1]	200,000	201,492
Asset Backed Securities - 0.2%
SSI Issuer LLC
2025-1, 6.15% due 07/25/65[1]	100,000	100,100
Total Asset-Backed Securities
(Cost $19,510,330)		19,580,668

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.0%
Residential Mortgage-Backed Securities - 18.5%
PRPM LLC
2025-RCF3, due 07/25/55◊,1	800,000	791,667
2025-2, 6.47% due 05/25/30[1,4]	194,526	194,307
2025-RPL3, 3.25% due 04/25/55[1,4]	200,000	184,302
2024-5, 5.69% due 09/25/29[1,4]	132,327	132,412
2024-6, 5.70% due 11/25/29[1,4]	92,763	92,980
OBX Trust
2024-NQM18, 5.87% due 10/25/64[1,4]	306,698	307,871
2025-NQM2, 5.95% due 11/25/64[1,4]	232,119	233,439
2024-NQM1, 5.85% due 12/25/64[1,4]	91,897	92,229
2024-NQM1, 5.70% due 12/25/64[1,4]	91,897	92,160
2024-NQM15, 5.72% due 10/25/64[1,4]	86,242	86,332
2024-NQM16, 5.73% due 10/25/64[1,4]	84,041	84,167
2024-NQM12, 5.83% due 07/25/64[1,4]	83,399	83,466
2024-NQM13, 5.37% due 06/25/64[1,4]	79,492	79,230
FIGRE Trust
2025-HE1, 5.93% (WAC) due 01/25/55◊,1	270,667	273,192
2025-PF1, 5.91% (WAC) due 06/25/55◊,1	191,097	192,820
2024-HE6, 5.97% (WAC) due 12/25/54◊,1	133,942	134,974
2024-HE5, 5.44% (WAC) due 10/25/54◊,1	128,963	129,668
2024-HE4, 5.06% (WAC) due 09/25/54◊,1	84,298	84,293
Verus Securitization Trust
2025-5, 5.68% due 06/25/70[1,4]	450,000	451,532
2023-3, 6.74% due 03/25/68[1,4]	116,948	117,360
2025-2, 5.51% due 03/25/70[1,4]	96,245	96,245
2024-9, 5.89% due 11/25/69[1,4]	93,347	93,638
BRAVO Residential Funding Trust
2025-NQM4, 5.61% due 02/25/65[1,4]	245,114	246,806
2025-CES1, 5.70% due 02/25/55[1,4]	144,889	145,998
2025-NQM1, 5.91% due 12/25/64[1,4]	137,005	137,727
2024-NQM5, 6.16% due 06/25/64[1,4]	120,418	121,022
Cross Mortgage Trust
2025-H1, 5.99% due 02/25/70[1,4]	283,643	284,994

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.0% (continued)
Residential Mortgage-Backed Securities - 18.5% (continued)
2025-H2, 5.66% due 03/25/70[1,4]	240,542	$240,598
2024-H7, 5.97% due 11/25/69[1,4]	88,970	89,389
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE2, 4.64% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 01/25/37◊	898,550	410,860
Carrington Mortgage Loan Trust Series
2005-NC3, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 06/25/35◊	400,000	369,108
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
2007-HE2, 4.54% (1 Month Term SOFR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	994,675	349,987
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due 06/25/55◊,1	242,096	243,209
2025-6, 5.50% (WAC) due 07/25/55◊,1	100,000	100,511
GCAT Trust
2025-NQM3, 5.96% due 05/25/70[1,4]	250,000	251,385
2022-NQM3, 4.35% (WAC) due 04/25/67◊,1	79,743	79,461
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due 06/25/55◊,1	178,666	180,488
2024-NQM1, 5.95% due 02/25/64[1,4]	128,987	129,675
HOMES Trust
2025-NQM1, 5.96% due 01/25/70[1,4]	193,338	193,992
2024-AFC2, 5.98% due 10/25/59[1,4]	90,016	90,313
RCKT Mortgage Trust
2025-CES1, 5.65% due 01/25/45[1,4]	279,592	281,253
Long Beach Mortgage Loan Trust 2006-9
2006-9, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 10/25/36◊	941,551	281,241
RCKT Mortgage Trust 2025-CES6
2025-CES6, 5.47% due 06/25/55[1,4]	250,000	251,414
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40†††,1	200,000	200,692
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM3, 5.76% due 05/25/70[1,4]	197,322	198,246
New Residential Mortgage Loan Trust
2025-NQM3, 5.53% due 05/25/65[1]	99,141	99,731
2024-NQM2, 5.42% due 09/25/64[1]	82,655	82,502
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[1,4]	96,996	89,916
2024-RS1, 3.00% due 11/01/69[1,4]	95,785	87,356
Towd Point Mortgage Trust
2024-4, 4.45% (WAC) due 10/27/64◊,1	89,130	89,540
2023-CES2, 7.29% (WAC) due 10/25/63◊,1	63,788	64,825
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[1,4]	150,631	149,532
Chase Home Lending Mortgage Trust
2025-5, 5.50% (WAC) due 04/25/56◊,1	147,764	148,235
EFMT
2025-CES1, 5.73% due 01/25/60[1,4]	143,516	144,750
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,1	120,000	99,825
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[1,4]	100,000	99,719
Finance of America HECM Buyout
2024-HB1, 5.00% (WAC) due 10/01/34◊,1	100,000	99,333
COLT Mortgage Loan Trust
2025-3, 5.56% due 03/25/70[1,4]	96,387	96,390
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,1	95,861	96,167
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[1,4]	93,045	89,855
BRAVO
2024-NQM6, 5.66% due 08/01/64[1,4]	83,911	83,958

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.0% (continued)
Residential Mortgage-Backed Securities - 18.5% (continued)
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[1,4]		77,009	$76,946
Total Residential Mortgage-Backed Securities			10,605,233
Government Agency - 4.4%
Uniform MBS 15 Year
due 09/01/25[3]		980,000	986,413
Freddie Mac
5.50% due 07/25/53		434,640	436,919
5.25% due 04/25/53		250,000	249,644
Uniform MBS 30 Year
due 09/01/25[3]		580,000	608,168
Fannie Mae
due 07/01/55[3]		250,000	250,624
Total Government Agency			2,531,768
Military Housing - 0.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,5		906,171	51,814
Commercial Mortgage-Backed Securities - 0.0%
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,1		25,000	22,461
Total Collateralized Mortgage Obligations
(Cost $13,199,103)			13,211,276

FEDERAL AGENCY DISCOUNT NOTES†† - 17.8%
Federal Home Loan Bank
4.10% due 07/01/25[6]		10,200,000	10,200,000
Total Federal Agency Discount Notes
(Cost $10,200,000)			10,200,000

CORPORATE BONDS†† - 12.7%
Financial - 5.4%
Citadel Securities Global Holdings LLC
6.20% due 06/18/35[1]		250,000	256,506
Pershing Square Holdings Ltd.
3.25% due 11/15/30		250,000	226,580
Nippon Life Insurance Co.
6.50% due 04/30/55[1,7]		200,000	207,037
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55[7]		200,000	206,423
AmFam Holdings, Inc.
3.83% due 03/11/51[1]		325,000	205,734
Equities AB
5.85% due 05/08/35[1]		200,000	204,070
Standard Chartered plc
5.24% due 05/13/31[1,7]		200,000	202,937
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[1,7]		200,000	199,612
Americo Life, Inc.
3.45% due 04/15/31[1]		200,000	178,418
UWM Holdings LLC
6.63% due 02/01/30[1]		150,000	150,155
Focus Financial Partners LLC
6.75% due 09/15/31[1]		125,000	127,595
Selective Insurance Group, Inc.
5.90% due 04/15/35		100,000	102,235
Belrose Funding Trust II
6.79% due 05/15/55[1]		100,000	102,219
IP Lending X Ltd.
7.75% due 07/02/29†††,1		100,000	100,000
Equitable Holdings, Inc.
6.70% due 03/28/55[7]		77,000	78,838
MetLife, Inc.
6.35% due 03/15/55[7]		70,000	71,899
PennyMac Financial Services, Inc.
6.88% due 02/15/33[1]		60,000	61,500
American National Group, Inc.
5.75% due 10/01/29		60,000	61,435
Ascot Group Ltd.
6.35% due 06/15/35[1,7]		50,000	51,591
Fortitude Group Holdings LLC
6.25% due 04/01/30[1]		50,000	51,441
Enstar Group Ltd.
7.50% due 04/01/45[1,7]		50,000	51,432
OneMain Finance Corp.
6.63% due 05/15/29		50,000	51,353
Rocket Companies, Inc.
6.38% due 08/01/33[1]		50,000	51,160
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[1]		50,000	48,763
Reinsurance Group of America, Inc.
6.65% due 09/15/55[7]		30,000	29,901
Farmers Insurance Exchange
7.00% due 10/15/64[1,7]		20,000	19,852
Ryan Specialty LLC
5.88% due 08/01/32[1]		19,000	19,149
Total Financial			3,117,835
Consumer, Non-cyclical - 2.0%
ADT Security Corp.
4.88% due 07/15/32[1]		400,000	383,713
IQVIA, Inc.
6.25% due 06/01/32[1]		200,000	205,244
Becle, SAB de CV
2.50% due 10/14/31[1]		200,000	165,749
Brink's Co.
6.75% due 06/15/32[1]		150,000	156,210
Darling Global Finance B.V.
4.50% due 06/15/32[1]	EUR	100,000	119,237

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 12.7% (continued)
Consumer, Non-cyclical - 2.0% (continued)
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[1]		50,000	$48,698
Graham Holdings Co.
5.75% due 06/01/26[1]		25,000	24,981
AMN Healthcare, Inc.
4.63% due 10/01/27[1]		25,000	24,318
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[1]		15,000	15,078
Total Consumer, Non-cyclical			1,143,228
Industrial - 1.7%
Prime Property Fund
5.84% due 07/10/35		300,000	300,000
Weir Group, Inc.
5.35% due 05/06/30[1]		200,000	202,800
Amsted Industries, Inc.
6.38% due 03/15/33[1]		150,000	152,470
Lottomatica Group SpA
4.88% due 01/31/31	EUR	100,000	120,799
Atkore, Inc.
4.25% due 06/01/31[1]		125,000	115,685
FedEx Corp.
4.10% due 02/01/45[1]		75,000	57,334
Boeing Co.
6.53% due 05/01/34		40,000	43,461
Total Industrial			992,549
Utilities - 1.1%
ContourGlobal Power Holdings S.A.
6.75% due 02/28/30[1]		200,000	206,072
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[7]		150,000	153,173
Venture Global Plaquemines LNG LLC
7.50% due 05/01/33[1]		120,000	128,499
Terraform Global Operating, LP
6.13% due 03/01/26[1]		72,000	71,565
PacifiCorp
7.38% due 09/15/55[7]		50,000	51,978
Southern Co.
3.75% due 09/15/51[7]		50,000	49,311
Total Utilities			660,598
Consumer, Cyclical - 0.7%
Six Flags Entertainment Corporation /Six Flags Theme Parks Incorporated/ Canada's Wonderland Co.
6.63% due 05/01/32[1]		175,000	180,501
Whirlpool Corp.
4.50% due 06/01/46		50,000	38,456
4.70% due 05/14/32		10,000	9,325
4.60% due 05/15/50		10,000	7,614
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[1]		50,000	49,190
Clarios Global Limited Partnership / Clarios US Finance Co.
6.75% due 02/15/30[1]		40,000	41,592
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[1]		25,000	25,160
Alimentation Couche-Tard, Inc.
3.80% due 01/25/50[1]		25,000	17,970
Hilton Domestic Operating Company, Inc.
5.88% due 03/15/33[1]		8,000	8,151
Total Consumer, Cyclical			377,959
Energy - 0.6%
HF Sinclair Corp.
6.25% due 01/15/35		150,000	152,260
Buckeye Partners, LP
6.75% due 02/01/30[1]		60,000	62,282
ONEOK, Inc.
7.15% due 01/15/51		50,000	53,845
MPLX, LP
5.65% due 03/01/53		50,000	45,878
Viper Energy, Inc.
5.38% due 11/01/27[1]		25,000	25,027
Total Energy			339,292
Technology - 0.4%
Foundry JV Holdco LLC
5.90% due 01/25/33[1]		200,000	207,336
Communications - 0.4%
TELUS Corp.
7.00% due 10/15/55[7]		50,000	50,334
6.63% due 10/15/55[7]		50,000	50,299
Bell Telephone Company of Canada or Bell Canada
7.00% due 09/15/55[7]		50,000	50,715
Rogers Communications, Inc.
7.13% due 04/15/55[7]		50,000	50,680
Total Communications			202,028
Luxembourg - 0.3%
Terminal Investment Ltd.
5.63% due 07/09/32		200,000	199,645
Basic Materials - 0.1%
Dow Chemical Co.
6.90% due 05/15/53		50,000	53,788
Total Corporate Bonds
(Cost $7,152,142)			7,294,258

SENIOR FLOATING RATE INTERESTS††,◊ - 9.3%
Industrial - 2.2%
Herc Holdings, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/20/32		200,000	200,584
Brown Group Holding LLC
6.81% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31		200,000	200,204

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.3% (continued)
Industrial - 2.2% (continued)
XPO, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/03/31	199,500	$200,098
Knife River Corp.
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/08/32	149,625	149,906
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	149,250	148,566
Albion Financing 3 SARL
due 05/24/31	100,000	100,063
Cognita Ltd.
8.29% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	49,750	50,040
Jefferies Finance LLC
6.43% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/02/32	49,875	50,000
StandardAero
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	49,750	49,757
United Airlines, Inc.
6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	49,623	49,644
TransDigm, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	24,813	24,846
Artera Services LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	29,699	24,765
Service Logic Acquisition, Inc.
7.28% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 10/29/27	24,751	24,751
Capstone Acquisition Holdings, Inc.
8.93% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	9,126	9,082
Total Industrial		1,282,306
Financial - 2.0%
HighTower Holding LLC
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/03/32	250,000	249,168
Focus Financial Partners LLC
due 09/15/31	174,749	174,335
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	149,625	149,936
Amwins Group, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	149,250	149,277
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	149,219	149,026
Ardonagh Midco 3 plc
7.04% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/15/31	99,750	98,877
CPI Holdco B, LLC
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/17/31	50,000	49,938
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	49,750	49,812
Alliant Holdings Intermediate LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31	24,875	24,878
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	24,740	24,000
Asurion LLC
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	19,850	19,335
Total Financial		1,138,582
Consumer, Cyclical - 1.7%
Grant Thornton Advisors LLC
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/30/31	200,000	200,200
due 06/02/31	200,000	199,650
Clarios Global, LP
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32	150,000	150,095
Flutter Entertainment plc
6.30% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/22/32	100,000	99,875
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 11/13/28	99,229	99,353
Caesars Entertainment, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	97,904	97,708

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.3% (continued)
Consumer, Cyclical - 1.7% (continued)
Belron Finance US LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31	59,550	$59,757
PCI Gaming Authority, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	29,700	29,671
Tripadvisor, Inc.
due 07/08/31	9,975	9,938
Total Consumer, Cyclical		946,247
Consumer, Non-cyclical - 1.0%
Sazerac Co Inc.
due 06/24/32	250,000	249,688
Skechers
due 06/25/32	150,000	150,750
Aramark Services, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30	145,875	146,057
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	24,937	24,642
HAH Group Holding Co. LLC
9.33% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	9,950	9,635
Total Consumer, Non-cyclical		580,772
Technology - 0.7%
Clearwater Analytics, LLC
6.52% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	150,000	149,812
CCC Intelligent Solutions, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/23/32	149,250	149,232
DS Admiral Bidco LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	109,416	108,869
Total Technology		407,913
Energy - 0.7%
Whitewater Matterhorn Holdings LLC
6.57% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/32	200,000	199,708
Colonial Pipeline
due 06/11/32	100,000	99,275
Par Petroleum LLC
8.01% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	59,695	58,912
ITT Holdings LLC
7.05% (1 Month Term SOFR + 2.73%, Rate Floor: 3.23%) due 10/11/30	49,623	49,673
Total Energy		407,568
Basic Materials - 0.4%
SCIH Salt Holdings, Inc.
7.28% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 01/31/29	99,750	99,708
Arsenal AIC Parent LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30	99,500	99,276
Total Basic Materials		198,984
Utilities - 0.3%
AL GCX Holdings LLC
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/30/32	150,000	149,720
Calpine Construction Finance Company, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	25,000	24,984
Total Utilities		174,704
Communications - 0.2%
Level 3 Financing, Inc.
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/21/32	70,000	70,715
Speedster Bidco GmbH
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	49,875	50,093
Total Communications		120,808
Bank Loans - 0.1%
UPC Financing Partnership
due 02/29/32	75,000	74,781
Total Senior Floating Rate Interests
(Cost $5,323,212)		5,332,665

U.S. GOVERNMENT SECURITIES†† - 1.3%
U.S. Treasury Notes
4.25% due 05/15/35[8]	240,000	240,375
4.63% due 02/15/35[8]	150,000	154,758
4.00% due 03/31/30[8]	130,000	131,209
U.S. Treasury Bonds
4.75% due 05/15/55[8]	130,000	129,248
due 08/15/54[8,9,10]	430,000	106,211
Total U.S. Government Securities
(Cost $745,185)		761,801

REPURCHASE AGREEMENTS††,11 - 12.8%
BNP Paribas
issued 06/30/25 at 4.37% due 07/01/25	2,228,440	2,228,440
BofA Securities, Inc.
issued 06/30/25 at 4.37% due 07/01/25	2,228,440	2,228,440

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
REPURCHASE AGREEMENTS††,11 - 12.8% (continued)
J.P. Morgan Securities LLC
issued 06/30/25 at 4.37% due 07/01/25	2,228,440	$2,228,440
Bank of Montreal
issued 06/30/25 at 4.34% due 07/01/25	646,576	646,576
Total Repurchase Agreements
(Cost $7,331,896)		7,331,896

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

		Contracts/Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.1%
Put Options on:
Foreign Exchange Options
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	395,000	$7,390
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	177,000	5,778
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	79,000	6,627
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	142,000	4,635
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	119,000	2,226
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	31,000	1,012
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	36,000	674
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $119,733)	EUR	102,000	19
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $119,733)	EUR	102,000	19
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $83,343)	EUR	71,000	14
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $36,389)	EUR	31,000	6
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $35,216)	EUR	30,000	6
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $5,869)	EUR	5,000	1
Total Foreign Exchange Options			28,407
Total OTC Options Purchased
(Cost $35,100)			28,407

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,12 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	2,160,000	$38,547
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	1,080,000	19,273
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	1,080,000	19,273
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $274,070)	GBP	200,000	1,999
Total Interest Rate Call Swaptions			79,092
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $274,070)	GBP	200,000	92
Total Interest Rate Put Swaptions			92
Total OTC Interest Rate Swaptions Purchased
(Cost $53,666)			79,184
Total Investments - 113.4%
(Cost $64,783,196)			$65,060,738

OTC OPTIONS WRITTEN†† - (0.0)%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	36,000	(164)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	119,000	(540)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	395,000	(1,794)
Total Foreign Exchange Options			(2,498)
Total OTC Options Written
(Premiums received $4,343)			(2,498)

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,12 (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $274,070)	GBP	200,000	$(1,005)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	1,080,000	(8,544)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	1,080,000	(8,544)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	2,160,000	$(17,088)
Total Interest Rate Call Swaptions			(35,181)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $274,070)	GBP	200,000	(430)
Total Interest Rate Put Swaptions			(430)
Total OTC Interest Rate Swaptions Written
(Premiums received $25,977)			(35,611)
Other Assets & Liabilities, net - (13.3)%			(7,653,666)
Total Net Assets - 100.0%			$57,368,963

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$100,000	$(7,405)	$(5,764)	$(1,641)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	100,000	(15,219)	(13,865)	(1,354)
						$(22,624)	$(19,629)	$(2,995)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.12%	Annually	12/30/27	$30,700,000	$496,082	$348,000	$148,082
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/30/29	5,000,000	140,655	(7,256)	147,911
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/30/31	5,500,000	185,819	145,154	40,665
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	01/03/27	4,000,000	26,062	196	25,866
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.15%	Annually	12/26/26	500,000	3,628	187	3,441
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	4,870,000	122,893	120,838	2,055
								$975,139	$607,119	$368,020

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Morgan Stanley & Co. International plc	EUR	Sell	100,000	115,563 USD	07/16/25	$(2,371)
Barclays Bank plc	EUR	Sell	103,000	118,602 USD	07/16/25	(2,869)
						$(5,240)

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	7.00%	02/13/26	3.50%	$2,160,000	$38,547
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	1,080,000	19,273
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	1,080,000	19,273
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	274,070	1,999
								$79,092
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	274,070	92

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	274,070	(1,005)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	1,080,000	(8,544)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	1,080,000	(8,544)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	6.00%	02/13/26	3.00%	2,160,000	(17,088)
								$(35,181)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	274,070	(430)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $33,102,213 (cost $32,908,491), or 57.7% of total net assets.
[2]	Rate indicated is the 7-day yield as of June 30, 2025.
[3]	Security is unsettled at period end and may not have a stated effective rate.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.
[5]	Security is an interest-only strip.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	All or a portion of this security is pledged as swap collateral at June 30, 2025.
[9]	Zero coupon rate security.
[10]	Security is a principal-only strip.
[11]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[12]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

CME — Chicago Mercantile Exchange

EUR — Euro

GBP — British Pound

plc — Public Limited Company

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$26,070	$324,953	$—	$351,023
Money Market Fund	889,560	—	—	889,560
Asset-Backed Securities	—	19,108,628	472,040	19,580,668
Collateralized Mortgage Obligations	—	13,010,584	200,692	13,211,276
Federal Agency Discount Notes	—	10,200,000	—	10,200,000
Corporate Bonds	—	7,194,258	100,000	7,294,258
Senior Floating Rate Interests	—	5,323,583	9,082	5,332,665
U.S. Government Securities	—	761,801	—	761,801
Repurchase Agreements	—	7,331,896	—	7,331,896
Options Purchased	—	28,407	—	28,407
Interest Rate Swaptions Purchased	—	79,184	—	79,184
Interest Rate Swap Agreements**	—	368,020	—	368,020
Total Assets	$915,630	$63,731,314	$781,814	$65,428,758

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$2,498	$—	$2,498
Interest Rate Swaptions Written	—	35,611	—	35,611
Credit Default Swap Agreements**	—	2,995	—	2,995
Forward Foreign Currency Exchange Contracts**	—	5,240	—	5,240
Unfunded Loan Commitments (Note 5)	—	—	4	4
Total Liabilities	$—	$46,344	$4	$46,348

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$347,040	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	125,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	200,692	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	100,000	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	9,082	Model Price	Purchase Price	—	—
Total Assets	$781,814
Liabilities:
Unfunded Loan Commitments	$4	Model Price	Purchase Price	—	—

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund had no securities that transferred into or out of Level 3.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$-	$-	$-	$9,143	$9,143	$(5)
Purchases/(Receipts)	475,000	199,996	100,000	-	774,996	-
(Sales, maturities and paydowns)/Fundings	(3,478)	-	-	(68)	(3,546)	-
Amortization of premiums/discounts	-	-	-	10	10	-
Total realized gains (losses) included in earnings	-	-	-	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	518	696	-	(3)	1,211	1
Ending Balance	$472,040	$200,692	$100,000	$9,082	$781,814	$(4)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2025	$518	$696	$-	$(3)	$1,211	$1

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.91% due 12/25/64	6.91%	01/01/29	—	—
BRAVO Residential Funding Trust 2025-CES1, 5.70% due 02/25/55	6.70%	03/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due 06/25/64	7.16%	07/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM4, 5.61% due 02/25/65	6.61%	04/26/29	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70	6.56%	02/01/29	—	—
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70	6.66%	02/01/29	—	—
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29	—	—
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69	6.97%	10/01/28	—	—
EFMT 2025-CES1, 5.73% due 01/25/60	6.73%	02/01/29	—	—
GCAT Trust 2025-NQM3, 5.96% due 05/25/70	6.96%	06/01/29	—	—
HOMES Trust 2024-AFC2, 5.98% due 10/25/59	6.98%	10/01/28	—	—
HOMES Trust 2025-NQM1, 5.96% due 01/25/70	6.96%	01/01/29	—	—

Active INvestment Series (GAINS) - Core Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3, 5.76% due 05/25/70	6.76%	05/01/29	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2025-NQM2, 5.95% due 11/25/64	6.95%	01/01/29	—	—
OBX Trust 2024-NQM1, 5.70% due 12/25/64	6.70%	12/01/28	—	—
OBX Trust 2024-NQM15, 5.72% due 10/25/64	6.72%	10/01/28	—	—
OBX Trust 2024-NQM16, 5.73% due 10/25/64	6.73%	10/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
OBX Trust 2024-NQM1, 5.85% due 12/25/64	6.85%	12/01/28	—	—
PRPM LLC 2025-RPL3, 3.25% due 04/25/55	4.25%	04/01/28	—	—
PRPM LLC 2024-5, 5.69% due 09/25/29	8.69%	09/25/27	9.69%	09/25/28
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28
PRPM LLC 2025-2, 6.47% due 05/25/30	9.47%	05/01/28	10.47%	05/01/29
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
RCKT Mortgage Trust 2025-CES6 2025-CES6, 5.47% due 06/25/55	6.47%	06/01/29	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-5, 5.68% due 06/25/70	6.68%	06/01/29	—	—
Verus Securitization Trust 2023-3, 6.74% due 03/25/68	7.74%	04/01/27	—	—
Verus Securitization Trust 2025-2, 5.51% due 03/25/70	6.51%	03/01/29	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, subject to minimum amounts to initiate a margin call, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strips
4.37%			0.00%
Due 07/01/25	$2,228,440	$2,228,711	Due 08/15/30 - 11/15/54	$2,785,053	$2,272,865
			U.S. Treasury Bond
			2.25%
			Due 05/15/41	200	145
				2,785,253	2,273,010
BNP Paribas			U.S. Treasury Notes
4.37%			0.63% - 3.88%
Due 07/01/25	2,228,440	2,228,711	Due 03/31/27 - 08/15/34	2,266,000	2,192,685
			U.S. Treasury Strips
			0.00%
			Due 02/15/34 - 08/15/54	279,251	80,599
				2,545,251	2,273,284
J.P. Morgan Securities LLC			U.S. Treasury Strips
4.37%			0.00%
Due 07/01/25	2,228,440	2,228,711	Due 02/15/26 - 11/15/29	2,330,299	2,273,286
Bank of Montreal			U.S. Treasury Bond
4.34%			3.50%
Due 07/01/25	646,576	646,654	Due 02/15/39	723,400	659,601

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MONEY MARKET FUNDS***,† - 1.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.11%[1]	233,898	$233,898
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[1]	847	847
Total Money Market Funds
(Cost $234,745)		234,745

	Face Amount~
ASSET-BACKED SECURITIES†† - 52.4%
Collateralized Loan Obligations - 31.4%
Owl Rock CLO X LLC
2025-10A AR, 5.65% (3 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 04/20/37◊,2	700,000	699,150
Owl Rock CLO III Ltd.
2024-3A AR, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,2	300,000	300,6833
Fortress Credit Opportunities XXV CLO LLC
2024-25A A1T, 5.85% (3 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 01/15/37◊,2	250,000	251,273
CIFC Funding Ltd.
2022-1A B, 6.08% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/17/35◊,2	250,000	250,743
BCRED CLO LLC
2025-1A B, 5.98% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,2	250,000	250,652
Golub Capital Partners CLO 46M Ltd.
2024-46A A1R, 6.08% (3 Month Term SOFR + 1.81%, Rate Floor: 1.81%) due 04/20/37◊,2	250,000	250,551
Palmer Square CLO Ltd.
2024-3A B, 5.87% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 07/20/37◊,2	250,000	250,396
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,2	250,000	250,250
AGL CLO 39 Ltd.
2025-39A B, 5.71% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/20/38◊,2	250,000	250,249
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,2	250,000	249,719
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,2	250,000	249,443
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,2	250,000	248,574
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.48% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,2	200,000	200,633
BDS LLC
2024-FL13 AS, 6.31% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,2	100,000	99,922
2025-FL14 AS, 5.89% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,2	100,000	99,288
Acrec LLC
2025-FL3 AS, 5.96% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 08/18/42◊,2	100,000	99,499
2025-FL3 B, 6.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,2	100,000	98,791
Ares Direct Lending CLO 2 LLC
2024-2A B, 6.17% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/20/36◊,2	100,000	100,573
ABPCI Direct Lending Fund CLO V Ltd.
2024-5A A1RR, 6.47% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 01/20/36◊,2	100,000	100,369
Owl Rock CLO XIII LLC
2023-13A A, 6.87% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/20/35◊,2	100,000	100,361

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 52.4% (continued)
Collateralized Loan Obligations - 31.4% (continued)
Barings CLO Ltd.
2024-3A BR, 6.02% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,2	100,000	$100,317
BCRED MML CLO LLC
2022-1A A1, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 04/20/35◊,2	100,000	100,198
TRTX Issuer Ltd.
2025-FL6 A, 5.85% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,2	100,000	100,023
Golub Capital Partners CLO 54M L.P
2025-54A A1R, due 08/05/37◊,2,3	100,000	100,000
Cerberus Loan Funding 50 LLC
2025-1A A, due 07/15/37◊,2,3	100,000	100,000
Golub Capital Partners Clo 49M Ltd.
2025-49A A1R2, due 07/20/38◊,2,3	100,000	100,000
AREIT Ltd.
2025-CRE10 A, 5.70% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 12/17/29◊,2	100,000	99,917
BSPDF Issuer LLC
2025-FL2 A, 5.84% (1 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 12/15/42◊,2	100,000	99,852
BSPRT Issuer LLC
2024-FL11 B, 6.61% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,2	100,000	99,346
LoanCore
2025-CRE8 B, 6.16% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 08/17/42◊,2	100,000	99,172
FS Rialto Issuer LLC
2025-FL10 AS, 5.97% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,2	100,000	98,921
Total Collateralized Loan Obligations		5,498,865
Transport-Aircraft - 9.7%
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	476,261	474,987
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[2]	246,942	251,359
ALTDE Trust
2025-1A, 5.90% due 08/15/50[2]	244,843	249,650
AASET
2025-1A, 5.94% due 02/16/50[2]	243,877	248,315
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[2]	243,364	246,757
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]	235,119	232,549
Total Transport-Aircraft		1,703,617
Infrastructure - 2.6%
Hotwire Funding LLC
2024-1A, 6.67% due 06/20/54[2]	100,000	102,351
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[2]	100,000	101,338
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50[2]	100,000	98,969
Switch ABS Issuer LLC
2025-1A, 5.04% due 03/25/55[2]	100,000	98,642
SBA Tower Trust
4.83% due 10/15/29[2]	50,000	50,052
Total Infrastructure		451,352
Whole Business - 2.0%
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	99,500	102,817
SERVPRO Master Issuer LLC
2024-1A, 6.17% due 01/25/54[2]	98,750	101,728
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	95,250	90,855
Subway Funding LLC
2024-3A, 5.25% due 07/30/54[2]	49,750	49,474
Total Whole Business		344,874
Single Family Residence - 1.7%
Tricon Residential Trust
2025-SFR1, 5.41% (1 Month Term SOFR + 1.10%, Rate Floor: 1.10%) due 03/17/42◊,2	199,657	199,688

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 52.4% (continued)
Single Family Residence - 1.7% (continued)
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[2]	100,000	$96,227
Total Single Family Residence		295,915
Collateralized Debt Obligations - 1.3%
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[2]	250,000	235,777
Automotive - 1.1%
Avis Budget Rental Car Funding AESOP LLC
2025-1A, 5.24% due 08/20/29[2]	200,000	202,099
Financial - 0.9%
Dogwood State Bank
6.45% due 06/24/32	150,000	150,000
Net Lease - 0.6%
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.70% due 05/20/54[2]	99,417	102,066
Transport-Container - 0.6%
CLI Funding IX LLC
2025-1A, 5.35% due 06/20/50[2]	100,000	100,746
Unsecured Consumer Loans - 0.5%
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[2]	97,321	97,107
Total Asset-Backed Securities
(Cost $9,154,826)		9,182,418

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 36.2%
Residential Mortgage-Backed Securities - 27.6%
BRAVO Residential Funding Trust
2025-NQM4, 5.61% due 02/25/65[2,4]	147,068	148,084
2025-CES1, 5.70% due 02/25/55[2,4]	144,889	145,998
2024-NQM1, 5.94% due 12/01/63[2,4]	133,525	134,204
2024-NQM5, 6.16% due 06/25/64[2,4]	120,418	121,022
2025-NQM1, 5.81% due 12/25/64[2,4]	91,336	91,903
Verus Securitization Trust
2025-1, 5.62% (WAC) due 01/25/70◊,2	190,080	190,775
2023-3, 6.74% due 03/25/68[2,4]	116,948	117,360
2025-5, 5.43% due 06/25/70[2,4]	100,000	100,333
2024-9, 5.89% due 11/25/69[2,4]	93,347	93,638
2020-5, 2.58% due 05/25/65[2]	17,031	16,449
FIGRE Trust
2025-HE1, 5.93% (WAC) due 01/25/55◊,2	135,334	136,596
2024-HE6, 5.97% (WAC) due 12/25/54◊,2	133,942	134,974
2025-PF1, 5.91% (WAC) due 06/25/55◊,2	95,548	96,410
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	84,298	84,293
OBX Trust
2024-NQM1, 5.55% (WAC) due 12/25/64◊,2	183,794	184,440
2024-NQM18, 5.87% due 10/25/64[2,4]	87,628	87,963
2024-NQM12, 5.83% due 07/25/64[2,4]	83,399	83,466
2024-NQM13, 5.37% due 06/25/64[2,4]	79,492	79,230
RCKT Mortgage Trust
2025-CES5, 5.69% due 05/25/55[2,4]	148,446	149,764
2025-CES1, 5.65% due 01/25/45[2,4]	139,796	140,626
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,2	178,905	181,333
2025-6, 5.50% (WAC) due 07/25/55◊,2	100,000	100,511
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due 06/25/55◊,2	134,000	135,366
2024-NQM1, 5.95% due 02/25/64[2,4]	85,991	86,450
PRPM LLC
2025-2, 6.47% due 05/25/30[2,4]	97,263	97,153
2025-RPL3, 3.25% due 04/25/55[2,4]	100,000	92,151
New Residential Mortgage Loan Trust
2025-NQM3, 5.53% due 05/25/65[2]	99,141	99,731
2024-NQM2, 5.42% due 09/25/64[2]	82,655	82,502
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,4]	154,018	153,891
Chase Home Lending Mortgage Trust
2025-5, 5.50% (WAC) due 04/25/56◊,2	147,764	148,235

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 36.2% (continued)
Residential Mortgage-Backed Securities - 27.6% (continued)
Cross Mortgage Trust
2025-H1, 5.99% due 02/25/70[2,4]	141,822	$142,497
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40†††,2	100,000	100,346
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,2	120,000	99,825
HOMES Trust
2025-NQM1, 5.86% due 01/25/70[2,4]	96,669	97,101
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70[2,4]	96,387	96,570
EFMT
2025-CES1, 5.73% due 01/25/60[2,4]	95,677	96,500
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,2	95,861	96,167
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[2,4]	93,045	89,855
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[2,4]	95,785	87,356
BRAVO
2024-NQM6, 5.66% due 08/01/64[2,4]	83,911	83,958
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	79,743	79,461
Vista Point Securitization Trust
2024-CES1, 6.68% due 05/25/54[2,4]	69,717	70,597
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC) due 10/25/63◊,2	63,788	64,825
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	62,617	62,418
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,4]	60,252	59,813
Total Residential Mortgage-Backed Securities		4,842,140
Government Agency - 8.5%
Freddie Mac
5.50% due 12/25/51	197,990	200,032
5.50% due 04/25/51	189,165	192,784
5.50% due 07/25/53	130,392	131,076
5.25% due 04/25/53	100,000	99,857
Uniform MBS 15 Year
due 09/01/25[3]	560,000	563,665
Uniform MBS 30 Year
due 09/01/25[3]	280,000	293,598
Total Government Agency		1,481,012
Commercial Mortgage-Backed Securities - 0.1%
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	25,000	22,462
Total Collateralized Mortgage Obligations
(Cost $6,321,998)		6,345,614

SENIOR FLOATING RATE INTERESTS††,◊ - 8.3%
Financial - 2.3%
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	99,750	99,958
Amwins Group, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	99,500	99,518
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	99,479	99,351
Focus Financial Partners LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	29,850	29,779
Ryan Specialty LLC
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 09/15/31	24,875	24,833
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	24,740	24,000
Citadel Securities, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	19,900	19,972
Total Financial		397,411
Consumer, Cyclical - 1.9%
Grant Thornton Advisors LLC
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/30/31	100,000	100,100
Clarios Global, LP
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32	100,000	100,063

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 8.3% (continued)
Consumer, Cyclical - 1.9% (continued)
TMF Sapphire Bidco B.V.
7.03% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/03/28		79,600	$79,725
PCI Gaming Authority, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31		29,700	29,671
Thevelia US LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29		24,874	24,879
Total Consumer, Cyclical			334,438
Industrial - 1.5%
XPO, Inc.
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/28		99,750	100,053
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32		79,600	79,235
TransDigm, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32		24,813	24,846
Service Logic Acquisition, Inc.
7.28% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 10/29/27		24,751	24,751
StandardAero
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31		19,900	19,903
Capstone Acquisition Holdings, Inc.
8.93% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††		9,126	9,082
Total Industrial			257,870
Technology - 1.1%
Clearwater Analytics, LLC
6.52% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32		100,000	99,875
CCC Intelligent Solutions, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/23/32		99,500	99,488
Total Technology			199,363
Consumer, Non-cyclical - 0.7%
Aramark Services, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30		97,250	97,372
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31		24,937	24,642
HAH Group Holding Co. LLC
9.33% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31		9,950	9,635
Total Consumer, Non-cyclical			131,649
Energy - 0.6%
Whitewater Matterhorn Holdings LLC
6.57% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/32		100,000	99,854
Utilities - 0.1%
Calpine Construction Finance Company, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30		25,000	24,984
Communications - 0.1%
Level 3 Financing, Inc.
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/21/32		20,000	20,204
Total Senior Floating Rate Interests
(Cost $1,462,913)			1,465,773

CORPORATE BONDS†† - 6.5%
Financial - 2.8%
GA Global Funding Trust
5.40% due 01/13/30[2]		150,000	154,008
Rocket Companies, Inc.
6.13% due 08/01/30[2]		150,000	152,854
Brown & Brown, Inc.
4.70% due 06/23/28		100,000	100,844
American National Group, Inc.
5.75% due 10/01/29		30,000	30,717
F&G Global Funding
5.88% due 01/16/30[2]		25,000	25,684
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]		25,000	24,382
Focus Financial Partners LLC
6.75% due 09/15/31[2]		10,000	10,208
Total Financial			498,697
Utilities - 1.7%
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30[2]	EUR	100,000	118,696
Pinnacle West Capital Corp.
4.90% due 05/15/28		100,000	101,400
Venture Global Plaquemines LNG LLC
7.50% due 05/01/33[2]		40,000	42,833

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 6.5% (continued)
Utilities - 1.7% (continued)
Terraform Global Operating, LP
6.13% due 03/01/26[2]		38,000	$37,770
Total Utilities			300,699
Consumer, Non-cyclical - 1.1%
Darling Global Finance B.V.
4.50% due 06/15/32[2]	EUR	100,000	119,237
Graham Holdings Co.
5.75% due 06/01/26[2]		25,000	24,981
AMN Healthcare, Inc.
4.63% due 10/01/27[2]		25,000	24,318
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[2]		15,000	15,078
Total Consumer, Non-cyclical			183,614
Communications - 0.5%
Sirius XM Radio LLC
3.13% due 09/01/26[2]		85,000	83,396
Energy - 0.2%
Viper Energy, Inc.
5.38% due 11/01/27[2]		25,000	25,027
Buckeye Partners, LP
6.75% due 02/01/30[2]		15,000	15,571
Total Energy			40,598
Consumer, Cyclical - 0.2%
Six Flags Entertainment Corporation /Six Flags Theme Parks Incorporated/ Canada's Wonderland Co.
6.63% due 05/01/32[2]		25,000	25,786
Total Corporate Bonds
(Cost $1,097,679)			1,132,790

U.S. GOVERNMENT SECURITIES†† - 0.6%
U.S. Treasury Notes
4.00% due 03/31/30		110,000	111,023
Total U.S. Government Securities
(Cost $109,152)			111,023

		Contracts/Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.1% (continued)
Foreign Exchange Options
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	208,000	$3,891
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	101,000	3,297
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	42,000	3,523
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	81,000	2,644
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	63,000	1,179
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	18,000	588
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	19,000	355
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $34,041)	EUR	29,000	6
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $34,042)	EUR	29,000	5
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $38,737)	EUR	33,000	6
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $23,477)	EUR	20,000	4
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $10,565)	EUR	9,000	2
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $7,043)	EUR	6,000	1
Total Foreign Exchange Options			15,501
Total OTC Options Purchased
(Cost $18,186)			15,501

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS PURCHASED†† - 0.3%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	1,335,000	23,824
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	667,500	11,912
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	667,500	11,912
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $137,035)	GBP	100,000	999
Total Interest Rate Swaptions			48,647
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $137,035)	GBP	100,000	46
Total Interest Rate Put Swaptions			46
Total OTC Interest Rate Swaptions Purchased
(Cost $32,960)			48,693
Total Investments - 105.7%
(Cost $18,432,459)			$18,536,557

OTC OPTIONS WRITTEN†† - (0.0)%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	19,000	(86)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	63,000	(286)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	208,000	(945)
Total Foreign Exchange Options			(1,317)
Total OTC Options Written
(Premiums received $2,290)			(1,317)

OTC INTEREST RATE SWAPTIONS WRITTEN†† - (0.1)%
Call Swaptions on: Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $137,035)	GBP	100,000	$(503)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	667,500	(5,280)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	667,500	(5,280)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	1,335,000	(10,562)
Total Interest Rate Call Swaptions			(21,625)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $137,035)	GBP	100,000	(215)
Total Interest Rate Put Swaptions			(215)
Total OTC Interest Rate Swaptions Written
(Premiums received $15,815)			(21,840)
Other Assets & Liabilities, net - (5.6)%			(984,686)
Total Net Assets - 100.0%			$17,528,714

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	3.84%	Annually	03/04/27	$3,700,000	$15,265	$5,323	$9,942
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	12/23/39	90,000	(2,325)	242	(2,567)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.17%	Annually	01/28/35	400,000	(15,956)	243	(16,199)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.07%	Annually	12/23/31	600,000	(19,430)	235	(19,665)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.08%	Annually	12/23/29	1,070,000	(29,568)	3,721	(33,289)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	1,800,000	(45,423)	2,378	(47,801)
								$(97,437)	$12,142	$(109,579)

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Morgan Stanley & Co. International plc	EUR	Sell	100,000	115,563 USD	07/16/25	$(2,371)
Barclays Bank plc	EUR	Sell	103,000	118,602 USD	07/16/25	(2,869)
						$(5,240)

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	$1,335,000	$23,824
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	667,500	11,912
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	667,500	11,912
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	137,035	999
								$48,647
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	137,035	46

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	137,035	(503)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	667,500	(5,280)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	667,500	(5,280)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	1,335,000	(10,562)
								$(21,625)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	137,035	(215)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the 7-day yield as of June 30, 2025.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $14,796,849 (cost $14,722,952), or 84.4% of total net assets.
[3]	Security is unsettled at period end and may not have a stated effective rate.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.

CME — Chicago Mercantile Exchange

EUR — Euro

GBP — British Pound

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$234,745	$—	$—	$234,745
Asset-Backed Securities	—	9,182,418	—	9,182,418
Collateralized Mortgage Obligations	—	6,245,268	100,346	6,345,614
Senior Floating Rate Interests	—	1,456,691	9,082	1,465,773
Corporate Bonds	—	1,132,790	—	1,132,790
U.S. Government Securities	—	111,023	—	111,023
Options Purchased	—	15,501	—	15,501
Interest Rate Swaptions Purchased	—	48,693	—	48,693
Interest Rate Swap Agreements**	—	9,942	—	9,942
Total Assets	$234,745	$18,202,326	$109,428	$18,546,499

Active INvestment Series (GAINS) - Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$1,317	$—	$1,317
Interest Rate Swaptions Written	—	21,840	—	21,840
Interest Rate Swap Agreements**	—	119,521	—	119,521
Forward Foreign Currency Exchange Contracts**	—	5,240	—	5,240
Unfunded Loan Commitments (Note 5)	—	—	4	4
Total Liabilities	$—	$147,918	$4	$147,922

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM4, 5.61% due 02/25/65	6.61%	04/26/29	—	—
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due 12/01/63	6.94%	01/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due 06/25/64	7.16%	07/01/28	—	—
BRAVO Residential Funding Trust 2025-CES1, 5.70% due 02/25/55	6.70%	03/01/29	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29	—	—
EFMT 2025-CES1, 5.73% due 01/25/60	6.73%	02/01/29	—	—
HOMES Trust 2025-NQM1, 5.86% due 01/25/70	6.86%	01/01/29	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
PRPM LLC 2025-RPL3, 3.25% due 04/25/55	4.25%	04/01/28	—	—
PRPM LLC 2025-2, 6.47% due 05/25/30	9.47%	05/01/28	10.47%	05/01/29
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55	6.69%	05/01/29	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-5, 5.43% due 06/25/70	6.43%	06/01/29	—	—
Verus Securitization Trust 2023-3, 6.74% due 03/25/68	7.74%	04/01/27	—	—
Vista Point Securitization Trust 2024-CES1, 6.68% due 05/25/54	7.67%	04/01/28	—	—

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS††† - 0.0%
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,1	622,890	$62
Industrial - 0.0%
Constar International Holdings LLC*	68	–
Total Common Stocks
(Cost $–)		62

PREFERRED STOCKS† - 1.7%
Financial - 1.6%
Charles Schwab Corp.††
4.00%	8,500,000	7,885,103
Wells Fargo & Co.††
3.90%	5,550,000	5,493,116
6.85%	850,000	893,188
State Street Corp.††
6.70%	4,870,000	5,085,702
Bank of America Corp.††
6.63%	4,000,000	4,142,612
JPMorgan Chase & Co.††
3.65%	2,350,000	2,311,849
6.50%	1,570,000	1,621,455
Bank of New York Mellon Corp.††
3.75%	3,900,000	3,808,978
MetLife, Inc.††
3.85%	3,520,000	3,501,815
Kuvare US Holdings, Inc.††
7.00% due 02/17/51[2]	1,000,000	997,141
Depository Trust & Clearing Corp.††
3.38%[2]	1,000,000	969,176
CNO Financial Group, Inc.
5.13% due 11/25/60	47,725	822,302
First Republic Bank
4.25%*	77,975	16
Total Financial		37,532,453
Government - 0.1%
CoBank ACB††
7.13%	500,000	510,861
Utilities - 0.0%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85	16,000	399,840
Industrial - 0.0%
Constar International Holdings LLC*,†††	7	–
Total Preferred Stocks
(Cost $40,862,694)		38,443,154

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	6,510	78
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	190,327	19
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	69,210	7
Total Warrants
(Cost $15,075)		104

MONEY MARKET FUNDS***,† - 1.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.11%[3]	42,635,917	42,635,917
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[3]	457,408	457,408
Total Money Market Funds
(Cost $43,093,325)		43,093,325

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 38.0%
Government Agency - 27.6%
Uniform MBS 30 Year
5.00% due 09/01/25[4]	96,442,439	94,462,572
5.00% due 08/01/25[4]	34,061,561	33,378,286
2.50% due 08/01/25[4]	39,556,800	32,804,929
3.00% due 08/01/25[4]	37,228,480	32,192,025
2.50% due 09/01/25[4]	32,448,200	26,917,307
7.00% due 09/01/25[4]	19,680,000	20,635,759
5.50% due 09/01/25[4]	16,050,000	16,035,154
2.00% due 08/01/25[4]	15,965,000	12,632,913
3.00% due 09/01/25[4]	13,491,520	11,664,215
Fannie Mae
5.50% due 06/01/55	22,950,365	22,954,682
5.50% due 03/01/55	19,525,884	19,638,737
3.00% due 05/01/52	17,128,121	14,846,636
5.50% due 05/01/55	14,785,045	14,824,411
5.00% due 05/01/53	12,272,700	12,074,489
5.50% due 07/01/54	9,228,097	9,286,886
6.00% due 07/01/54	8,824,126	9,049,942
5.00% due 04/01/53	7,163,337	7,053,230
5.00% due 06/01/53	6,678,081	6,596,830
5.00% due 08/01/53	5,226,983	5,145,425
5.50% due 04/01/55	3,979,689	3,990,283
6.00% due 09/01/54	3,170,824	3,247,083
5.50% due 09/01/54	3,187,073	3,202,949
6.50% due 04/25/49	2,179,014	2,221,708
2.78% due 05/01/51	2,572,854	1,953,784
2.32% due 02/01/51	1,941,399	1,409,111
2.00% due 09/01/50	1,955,528	1,375,920
2.11% due 10/01/50	1,727,290	1,234,838
2.27% due 02/01/51	1,615,998	1,166,127
2.39% due 02/01/51	1,345,433	986,936
4.24% due 08/01/48	973,245	856,079
2.58% due 10/01/51	1,128,991	831,445
3.46% due 08/01/49	899,053	763,841
4.37% due 10/01/48	678,384	635,729
4.25% due 05/01/48	593,371	545,356
due 12/25/43[5]	575,770	432,127
Freddie Mac
3.00% due 05/01/52	50,793,840	44,028,039
6.00% due 08/01/54	17,726,768	18,177,254
5.50% due 06/01/55	18,027,471	18,030,862
5.50% due 09/01/53	13,769,142	13,942,189
5.00% due 04/01/53	7,155,461	7,044,182
5.50% due 04/01/55	3,986,627	3,997,237
5.00% due 03/01/53	3,911,297	3,842,974
5.50% due 06/01/53	3,279,242	3,298,230
5.50% due 07/25/53	2,433,984	2,446,747

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 38.0% (continued)
Government Agency - 27.6% (continued)
6.00% due 09/01/54	1,933,406	$1,979,607
5.50% due 09/01/54	1,954,312	1,968,882
5.25% due 04/25/53	1,500,000	1,497,864
1.98% due 05/01/50	1,293,242	897,093
Uniform MBS 15 Year
5.00% due 09/01/25[4]	42,180,000	42,456,026
Ginnie Mae
5.50% due 09/01/25[4]	21,240,000	21,243,951
5.00% due 09/01/25[4]	18,906,548	18,560,936
6.00% due 06/20/47	502,918	504,564
Government National Mortgage Association
5.00% due 01/20/554	3,530,658	3,508,543
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	2,845,955	2,254,573
2.00% due 11/25/59	1,079,843	865,054
Fannie Mae-Aces
1.60% (WAC) due 03/25/35◊,6	17,154,441	1,408,743
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,2	764,997	613,373
Total Government Agency		639,614,667
Residential Mortgage-Backed Securities - 8.1%
OBX Trust
2024-NQM15, 5.57% due 10/25/64[2,7]	3,018,481	3,019,611
2023-NQM9, 7.66% due 10/25/63[2,7]	2,711,861	2,758,984
2024-NQM4, 6.22% due 01/25/64[2,7]	2,164,465	2,178,493
2025-NQM2, 5.95% due 11/25/64[2,7]	1,253,444	1,260,570
2024-NQM5, 6.29% due 01/25/64[2,7]	1,197,667	1,206,834
2024-NQM6, 6.85% due 02/25/64[2,7]	1,115,304	1,130,824
2024-NQM1, 5.85% due 12/25/64[2,7]	1,056,814	1,060,635
2024-NQM5, 5.99% due 01/25/64[2,7]	1,026,572	1,033,329
2024-NQM6, 6.45% due 02/25/64[2,7]	863,461	874,391
2024-NQM6, 6.70% due 02/25/64[2,7]	719,551	729,078
2024-NQM7, 6.60% due 03/25/64[2,7]	719,207	726,986
2024-NQM7, 6.24% due 03/25/64[2,7]	719,207	726,558
2024-NQM8, 6.59% due 05/25/64[2,7]	714,872	723,032
2022-NQM8, 6.10% due 09/25/62[2,7]	720,274	718,107
2025-HE1, 5.91% (30 Day Average SOFR + 1.60%, Rate Floor: 1.60%) due 02/25/55◊,2	713,249	714,942
2024-NQM5, 6.39% due 01/25/64[2,7]	684,381	689,660
2024-NQM3, 6.13% due 12/25/63[2,7]	675,567	680,864
2024-NQM3, 6.33% due 12/25/63[2,7]	675,567	680,728
2024-NQM3, 6.43% due 12/25/63[2,7]	675,567	680,310
2024-NQM8, 6.23% due 05/25/64[2,7]	601,997	608,520
2022-NQM9, 6.45% due 09/25/62[2,7]	458,573	458,533
2024-NQM7, 6.45% due 03/25/64[2,7]	431,524	435,800
2024-NQM2, 6.18% due 12/25/63[2,7]	358,346	359,990
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	2,665,230	2,679,796
2024-HE2, 6.38% (WAC) due 05/25/54◊,2	2,552,534	2,605,994
2024-HE1, 6.17% (WAC) due 03/25/54◊,2	2,207,569	2,248,806
2024-HE6, 5.72% (WAC) due 12/25/54◊,2	2,187,726	2,208,205
2025-HE1, 5.83% (WAC) due 01/25/55◊,2	1,533,781	1,550,515
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	1,390,915	1,390,834
2025-HE1, 5.93% (WAC) due 01/25/55◊,2	1,163,869	1,174,725
2024-HE3, 6.13% (WAC) due 07/25/54◊,2	1,044,840	1,061,044
2025-PF1, 5.76% (WAC) due 06/25/55◊,2	573,291	579,184
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	6,916,365	6,431,738
2021-13, 2.50% (WAC) due 04/25/52◊,2	3,075,588	2,862,547
2024-NQM1, 5.85% due 02/25/64[2,7]	1,719,828	1,729,029
2025-1, 6.00% (WAC) due 06/25/55◊,2	1,205,999	1,218,294
COLT Mortgage Loan Trust
2021-2, 2.38% (WAC) due 08/25/66◊,2	4,000,000	2,812,577
2023-4, 7.62% due 10/25/68[2,7]	2,696,446	2,740,220
2023-3, 7.18% due 09/25/68[2,7]	2,076,921	2,107,374
2025-3, 5.56% due 03/25/70[2,7]	963,871	963,902

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 38.0% (continued)
Residential Mortgage-Backed Securities - 8.1% (continued)
2024-1, 6.14% due 02/25/69[2,7]	938,773	$941,402
2024-2, 6.13% due 04/25/69[2,7]	771,695	777,630
2023-3, 7.58% due 09/25/68[2,7]	670,001	679,688
2024-2, 6.33% due 04/25/69[2,7]	350,770	353,220
2024-2, 6.43% due 04/25/69[2,7]	350,770	352,940
Verus Securitization Trust
2024-1, 6.12% due 01/25/69[2,7]	3,108,262	3,117,300
2024-9, 5.89% due 11/25/69[2,7]	2,473,704	2,481,398
2025-1, 5.98% due 01/25/70[2,7]	1,520,637	1,528,660
2025-2, 5.51% due 03/25/70[2,7]	1,443,677	1,443,673
2023-2, 6.85% due 03/25/68[2,7]	1,166,865	1,170,259
2023-7, 7.42% due 10/25/68[2,7]	984,292	999,481
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[2,7]	3,899,056	3,911,319
2024-4, 6.20% due 01/25/69[2,7]	2,052,459	2,069,100
2024-3, 4.80% due 11/26/68[2,7]	1,716,310	1,707,729
2023-1, 4.75% due 09/26/67[2,7]	1,270,506	1,254,545
2024-4, 6.50% due 01/25/69[2,7]	623,068	627,634
2024-4, 6.40% due 01/25/69[2,7]	293,208	295,562
2020-1, 2.77% (WAC) due 12/25/59◊,2	162,363	156,971
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[2,7]	3,370,834	3,386,127
2024-CES2, 5.25% due 10/25/54[2,7]	2,766,032	2,748,635
2024-CES3, 5.68% due 01/25/55[2,7]	2,439,428	2,442,230
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	4,346,013	4,190,894
2023-NQM3, 7.34% due 08/25/68[2,7]	1,381,779	1,399,846
2023-NQM3, 6.89% due 08/25/68[2,7]	1,381,732	1,397,405
2024-NQM2, 6.54% due 06/25/59[2,7]	670,682	676,859
2024-NQM2, 6.09% due 06/25/59[2,7]	335,336	338,035
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due 11/25/69◊,2	2,891,509	2,899,683
2025-H1, 5.89% due 02/25/70[2,7]	1,370,942	1,377,951
2025-H1, 5.99% due 02/25/70[2,7]	992,751	997,480
2025-H2, 5.66% due 03/25/70[2,7]	962,167	962,394
Towd Point Mortgage Trust
2024-4, 4.45% (WAC) due 10/27/64◊,2	2,718,480	2,730,968
2025-1, 4.75% (WAC) due 06/25/65◊,2	1,400,000	1,390,661
2023-CES2, 7.29% (WAC) due 10/25/63◊,2	1,339,539	1,361,335
2023-CES1, 6.75% (WAC) due 07/25/63◊,2	521,331	525,441
RCKT Mortgage Trust
2023-CES2, 6.81% (WAC) due 09/25/43◊,2	2,437,457	2,462,875
2024-CES4, 6.15% due 06/25/44[2,7]	2,218,977	2,238,390
2025-CES1, 5.65% due 01/25/45[2,7]	1,211,565	1,218,762
GCAT 2025-NQM2 Trust
2025-NQM2, 5.60% due 04/25/70[2,7]	5,870,857	5,891,103
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[2,7]	1,605,678	1,581,884
2024-NQM3, 6.39% due 03/25/64[2,7]	1,205,945	1,216,098
2023-NQM8, 7.10% due 10/25/63[2,7]	1,079,807	1,092,736
2021-HE1, 5.81% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,2	1,000,000	1,000,643
2024-CES1, 6.38% due 04/25/54[2,7]	754,242	761,502
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[2,7]	3,879,280	3,537,904
2024-RS2, 3.00% due 08/01/69[2,7]	2,133,920	1,978,144
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,2	5,810,000	4,965,998
New Residential Mortgage Loan Trust
2024-NQM2, 5.37% due 09/25/64[2]	1,487,794	1,485,629
2024-NQM2, 5.42% due 09/25/64[2]	1,487,794	1,485,037

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 38.0% (continued)
Residential Mortgage-Backed Securities - 8.1% (continued)
2025-NQM3, 5.53% due 05/25/65[2]	1,387,969	$1,396,234
2019-6A, 3.50% (WAC) due 09/25/59◊,2	328,639	309,347
EFMT
2025-CES1, 5.73% due 01/25/60[2,7]	4,305,472	4,342,503
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,2	4,327,963	3,998,116
2020-NQM1, 1.79% (WAC) due 09/27/60◊,2	123,330	115,368
BRAVO Residential Funding Trust 2025-NQM2
2025-NQM2, 5.83% due 11/25/64[2,7]	3,470,056	3,485,560
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,2	1,341,785	1,359,993
2025-6, 5.50% (WAC) due 07/25/55◊,2	1,100,000	1,105,617
2024-5, 6.00% (WAC) due 06/25/54◊,2	1,014,632	1,019,909
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,2	2,779,973	2,788,838
PRPM LLC
2024-RPL2, 3.50% due 05/25/54[2]	1,815,744	1,753,444
2023-RCF1, 4.00% due 06/25/53[2,7]	698,331	685,182
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[2,7]	2,200,000	2,193,823
BRAVO Residential Funding Trust 2025-CES1
2025-CES1, 5.70% due 02/25/55[2,7]	2,028,451	2,043,972
OBX 2025-HE1 Trust
2025-HE1, 6.21% (30 Day Average SOFR + 1.90%, Rate Floor: 1.90%) due 02/25/55◊,2	1,800,000	1,799,993
Morgan Stanley Residential Mortgage Loan Trust
2024-NQM3, 5.35% due 07/25/69[2,7]	793,565	790,583
2024-NQM3, 5.04% (WAC) due 07/25/69◊,2	793,564	789,460
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	1,584,254	1,565,100
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	750,813	714,287
2022-NQM2, 4.20% (WAC) due 03/25/67◊,2	750,813	710,123
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,2	1,358,457	1,400,760
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[2]	1,250,000	1,233,655
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,2	569,640	543,272
2020-1, 2.56% (WAC) due 02/25/50◊,2	569,640	542,834
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40†††,2	1,000,000	1,003,461
ACHM Trust
2025-HE1, 5.92% (WAC) due 03/25/55◊,2	940,441	950,136
Ellington Financial Mortgage Trust
2024-CES1, 5.52% due 01/26/60[2,7]	919,014	924,373
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	5,619,761	873,436
PRPM 2025-RPL3 LLC
2025-RPL3, 3.25% due 04/25/55[2,7]	850,000	783,285
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,2	536,023	527,325
2020-NQM1, 2.72% due 05/25/65[2]	135,028	126,941
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,2	700,000	650,069
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	1,313,903	512,242
RALI Series Trust
2006-QO2, 4.87% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	1,487,218	250,678

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 38.0% (continued)
Residential Mortgage-Backed Securities - 8.1% (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.24% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	208,249	$174,328
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.86% (WAC) due 11/25/33◊	190,573	169,298
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,2	25,889	25,572
Total Residential Mortgage-Backed Securities		187,091,840
Commercial Mortgage-Backed Securities - 1.8%
BX Commercial Mortgage Trust
2021-VOLT, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 09/15/36◊,2	3,381,210	3,365,361
2021-VOLT, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,2	3,342,457	3,326,789
2024-AIRC, 6.00% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,2	1,019,255	1,023,078
2024-AIRC, 6.45% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,2	970,720	972,540
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	6,538,198
2020-GC45, 0.61% (WAC) due 02/13/53◊,6	17,643,562	398,942
2019-GC42, 0.81% (WAC) due 09/10/52◊,6	13,758,117	374,031
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.52% (1 Month Term SOFR + 2.20%, Rate Floor: 1.84%) due 06/15/38◊,2	4,000,000	3,630,600
2016-JP3, 3.42% (WAC) due 08/15/49◊	4,000,000	3,597,989
DBGS Mortgage Trust
2018-C1, 4.64% (WAC) due 10/15/51◊	7,000,000	6,588,820
BX Trust
2024-VLT4, 6.45% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,2	1,700,000	1,696,359
2024-VLT4, 6.25% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,2	1,450,000	1,449,094
SMRT
2022-MINI, 6.26% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,2	2,000,000	1,972,500
Life Mortgage Trust
2021-BMR, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,2	1,400,000	1,389,500
BMP Trust
2024-MF23, 5.95% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,2	1,000,000	1,001,250
Extended Stay America Trust
2021-ESH, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,2	943,501	944,680
GS Mortgage Securities Corporation Trust
2020-DUNE, 5.93% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,2	923,628	916,976
BENCHMARK Mortgage Trust
2019-B14, 0.88% (WAC) due 12/15/62◊,6	18,086,491	383,282
2018-B6, 0.39% (WAC) due 10/10/51◊,6	28,037,801	237,732
Citigroup Commercial Mortgage Trust
2019-GC43, 0.60% (WAC) due 11/10/52◊,6	18,481,472	418,106
2016-C2, 1.65% (WAC) due 08/10/49◊,6	2,133,716	20,202
2016-P5, 1.37% (WAC) due 10/10/49◊,6	1,506,947	13,837
2016-GC37, 1.64% (WAC) due 04/10/49◊,6	2,670,216	9,431
CSAIL Commercial Mortgage Trust
2019-C15, 0.99% (WAC) due 03/15/52◊,6	10,850,714	309,468

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 38.0% (continued)
Commercial Mortgage-Backed Securities - 1.8% (continued)
UBS Commercial Mortgage Trust
2017-C2, 1.06% (WAC) due 08/15/50◊,6	7,501,035	$124,074
SG Commercial Mortgage Securities Trust
2016-C5, 1.82% (WAC) due 10/10/48◊,6	6,771,810	69,722
Morgan Stanley Capital I Trust
2016-UB11, 1.43% (WAC) due 08/15/49◊,6	5,431,409	54,299
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.47% (WAC) due 06/15/49◊,6	6,010,708	35,396
Wells Fargo Commercial Mortgage Trust
2016-C37, 0.77% (WAC) due 12/15/49◊,6	2,278,587	16,706
2016-NXS5, 1.34% (WAC) due 01/15/59◊,6	2,760,394	8,282
CD Mortgage Trust
2016-CD1, 1.34% (WAC) due 08/10/49◊,6	1,993,673	11,694
CFCRE Commercial Mortgage Trust
2016-C3, 0.94% (WAC) due 01/10/48◊,6	3,933,186	8,667
COMM Mortgage Trust
2015-CR24, 0.71% (WAC) due 08/10/48◊,6	16,416,357	236
2015-CR26, 0.99% (WAC) due 10/10/48◊,6	4,935,650	111
Total Commercial Mortgage-Backed Securities		40,907,952
Military Housing - 0.5%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊	6,627,544	5,792,626
2015-R1, 4.45% (WAC) due 11/25/52◊,2	2,629,364	2,383,741
2015-R1, 0.70% (WAC) due 11/25/55◊,6	9,699,916	544,692
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,2	2,192,113	1,909,991
2007-ROBS, 6.06% due 10/10/52†††,2	441,058	386,513
2007-AETC, 5.75% due 02/10/52†††,2	258,811	223,044
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,2	1,386,206	1,255,895
Total Military Housing		12,496,502
Total Collateralized Mortgage Obligations
(Cost $889,585,207)		880,110,961

CORPORATE BONDS†† - 25.3%
Financial - 13.5%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[2]	6,200,000	5,407,026
3.25% due 11/15/30	4,000,000	3,625,286
BPCE S.A.
2.28% due 01/20/32[2,8]	8,200,000	7,095,089
Nippon Life Insurance Co.
2.75% due 01/21/51[2,8]	8,150,000	7,089,921
American National Group, Inc.
5.00% due 06/15/27	5,036,000	5,056,132
5.75% due 10/01/29	1,000,000	1,023,919
6.00% due 07/15/35	650,000	653,828
Bank of America Corp.
5.74% due 02/12/36[8]	5,300,000	5,385,532
3.56% due 04/23/27[8]	1,020,000	1,012,673
Brighthouse Financial Global Funding
5.65% due 06/10/29[2]	5,985,000	6,135,983
Citigroup, Inc.
5.83% due 02/13/35[8]	4,900,000	4,999,786
4.64% due 05/07/28[8]	1,010,000	1,012,677
Fairfax Financial Holdings Ltd.
5.75% due 05/20/35[2]	2,350,000	2,382,657
3.38% due 03/03/31	1,630,000	1,512,867
5.63% due 08/16/32	1,000,000	1,027,018
6.50% due 05/20/55[2]	1,000,000	1,023,052
Morgan Stanley
6.63% due 11/01/34[8]	2,465,000	2,717,168
5.94% due 02/07/39[8]	1,950,000	2,001,495
5.83% due 04/19/35[8]	1,085,000	1,136,710
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,8]	5,800,000	5,648,032
Wilton RE Ltd.
6.00% [2,8,9]	5,426,000	5,428,118
National Australia Bank Ltd.
5.90% due 01/14/36[2,8]	3,960,000	4,057,281
2.99% due 05/21/31[2]	975,000	874,982
2.33% due 08/21/30[2]	502,000	444,843
Global Atlantic Finance Co.
7.95% due 06/15/33[2]	3,841,000	4,350,552
6.75% due 03/15/54[2]	969,000	992,704
Safehold GL Holdings LLC
2.85% due 01/15/32	2,428,000	2,114,250
2.80% due 06/15/31	1,831,000	1,638,045
6.10% due 04/01/34	1,400,000	1,457,220
5.65% due 01/15/35	100,000	99,907

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.3% (continued)
Financial - 13.5% (continued)
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	$4,382,870
5.30% due 01/15/29	900,000	909,979
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	5,000,000	5,170,068
LPL Holdings, Inc.
4.38% due 05/15/31[2]	3,060,000	2,927,757
6.00% due 05/20/34	1,490,000	1,540,770
Allianz SE
3.20% [2,8,9]	5,000,000	4,379,833
Demeter Investments BV
5.63% due 08/15/52	4,350,000	4,363,811
Societe Generale S.A.
5.52% due 01/19/28[2,8]	2,750,000	2,784,047
3.34% due 01/21/33[2,8]	1,300,000	1,153,224
5.25% due 05/22/29[2,8]	300,000	303,663
Brookfield Finance, Inc.
5.81% due 03/03/55	1,990,000	1,946,002
4.70% due 09/20/47	650,000	552,386
3.63% due 02/15/52	620,000	428,080
3.50% due 03/30/51	630,000	427,366
6.35% due 01/05/34	300,000	321,842
5.68% due 01/15/35	300,000	307,891
FS KKR Capital Corp.
2.63% due 01/15/27	2,310,000	2,215,062
3.25% due 07/15/27	1,800,000	1,726,217
PartnerRe Finance B LLC
4.50% due 10/01/50[8]	4,040,000	3,801,292
F&G Global Funding
5.88% due 01/16/30[2]	3,700,000	3,801,196
Australia & New Zealand Banking Group Ltd.
5.82% due 06/18/36[2,8]	2,170,000	2,204,050
2.57% due 11/25/35[2,8]	1,800,000	1,578,943
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[2,8]	3,750,000	3,742,732
CoStar Group, Inc.
2.80% due 07/15/30[2]	4,130,000	3,731,626
UBS Group AG
3.09% due 05/14/32[2,8]	2,950,000	2,677,901
4.28% due 01/09/28[2]	1,020,000	1,015,488
First American Financial Corp.
4.00% due 05/15/30	3,180,000	3,046,315
5.45% due 09/30/34	490,000	479,941
Lazard Group LLC
6.00% due 03/15/31	3,230,000	3,391,737
Commonwealth Bank of Australia
5.93% due 03/14/46[2,8]	3,420,000	3,358,253
Macquarie Bank Ltd.
3.62% due 06/03/30[2]	3,570,000	3,354,476
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[2]	4,277,000	3,294,377
Standard Chartered plc
5.01% due 10/15/30[2,8]	2,250,000	2,273,095
4.64% due 04/01/31[2,8]	1,030,000	1,020,937
CNO Financial Group, Inc.
6.45% due 06/15/34	2,410,000	2,527,454
5.25% due 05/30/29	700,000	706,135
Maple Grove Funding Trust I
4.16% due 08/15/51[2]	4,750,000	3,224,209
Jefferies Financial Group, Inc.
6.20% due 04/14/34	1,650,000	1,725,929
2.63% due 10/15/31	1,400,000	1,218,072
Old Republic International Corp.
5.75% due 03/28/34	2,850,000	2,931,552
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[2]	3,150,000	2,920,109
Pacific Beacon LLC
5.51% due 07/15/36[2]	2,900,000	2,881,893
Equitable Holdings, Inc.
6.70% due 03/28/55[8]	2,800,000	2,866,825
Host Hotels & Resorts, LP
5.70% due 07/01/34	2,750,000	2,767,406
Macquarie Group Ltd.
2.69% due 06/23/32[2,8]	2,000,000	1,769,681
2.87% due 01/14/33[2,8]	980,000	855,032
200 Park Funding Trust
5.74% due 02/15/55[2]	2,550,000	2,515,765
Omnis Funding Trust
6.72% due 05/15/55[2]	2,410,000	2,497,423
Belrose Funding Trust II
6.79% due 05/15/55[2]	2,440,000	2,494,145
Accident Fund Insurance Company of America
8.50% due 08/01/32[2]	2,450,000	2,440,081
MetLife, Inc.
6.35% due 03/15/55[8]	2,350,000	2,413,748
Enstar Group Ltd.
7.50% due 04/01/45[2,8]	1,300,000	1,337,242
3.10% due 09/01/31	1,170,000	1,040,119
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2]	2,450,000	2,368,356
HSBC Holdings plc
5.13% due 03/03/31[8]	1,250,000	1,266,690
5.29% due 11/19/30[8]	1,010,000	1,031,787
Reinsurance Group of America, Inc.
5.75% due 09/15/34	1,750,000	1,796,258
6.65% due 09/15/55[8]	500,000	498,352
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,8]	2,500,000	2,251,907
BNP Paribas S.A.
5.09% due 05/09/31[2,8]	1,200,000	1,211,697
5.79% due 01/13/33[2,8]	990,000	1,029,901
Nuveen LLC
5.85% due 04/15/34[2]	2,150,000	2,237,595

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.3% (continued)
Financial - 13.5% (continued)
Farmers Insurance Exchange
7.00% due 10/15/64[2,8]	2,200,000	$2,183,716
Dai-ichi Life Insurance Company Ltd.
6.20% [2,8,9]	2,150,000	2,169,509
TPG Operating Group II, LP
5.88% due 03/05/34	2,060,000	2,141,056
Ascot Group Ltd.
6.35% due 06/15/35[2,8]	2,050,000	2,115,214
Capital One Financial Corp.
6.05% due 02/01/35[8]	2,000,000	2,084,766
AmFam Holdings, Inc.
2.81% due 03/11/31[2]	1,800,000	1,531,810
3.83% due 03/11/51[2]	850,000	538,073
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[2]	2,548,000	1,961,136
Westpac Banking Corp.
3.02% due 11/18/36[8]	1,200,000	1,053,544
3.13% due 11/18/41	805,000	586,154
2.67% due 11/15/35[8]	295,000	260,215
ING Groep N.V.
4.86% due 03/25/29[8]	1,020,000	1,030,378
5.53% due 03/25/36[8]	850,000	865,283
Americo Life, Inc.
3.45% due 04/15/31[2]	2,060,000	1,837,707
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[2]	2,107,717	1,779,583
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[2]	1,400,000	1,698,584
Trustage Financial Group, Inc.
4.63% due 04/15/32[2]	1,750,000	1,655,617
Equities AB
5.85% due 05/08/35[2]	1,620,000	1,652,968
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,646,982
Henneman Trust
6.58% due 05/15/55[2]	1,600,000	1,608,008
VICI Properties, LP
5.63% due 04/01/35	1,550,000	1,564,248
Markel Group, Inc.
6.00% due 05/16/54	1,550,000	1,547,818
Royal Bank of Canada
4.72% due 03/27/28[8]	1,020,000	1,026,142
5.54% (SOFR Compounded Index + 0.86%) due 10/18/28◊	500,000	500,545
HS Wildcat LLC
3.83% due 12/31/50†††	1,971,884	1,418,948
Credit Agricole S.A.
5.62% (SOFR + 1.21%) due 09/11/28◊,2	990,000	995,706
5.22% due 05/27/31[2,8]	400,000	407,459
Fortitude Group Holdings LLC
6.25% due 04/01/30[2]	1,350,000	1,388,893
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.88% due 05/23/42[2,8]	1,350,000	1,380,375
Ares Finance Company II LLC
3.25% due 06/15/30[2]	1,469,000	1,366,805
Beacon Funding Trust
6.27% due 08/15/54[2]	1,350,000	1,336,388
RGA Global Funding
5.05% due 12/06/31[2]	1,300,000	1,302,825
Brookfield Capital Finance LLC
6.09% due 06/14/33	1,100,000	1,163,698
Voya Financial, Inc.
4.80% due 06/15/46	1,350,000	1,162,410
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[2]	1,650,000	1,125,687
Prudential Financial, Inc.
3.70% due 10/01/50[8]	1,160,000	1,058,065
Swedbank AB
5.44% (SOFR + 1.03%) due 11/20/29◊,2	1,040,000	1,050,839
Bank of New York Mellon Corp.
5.06% due 07/22/32[8]	1,010,000	1,033,852
KBC Group N.V.
6.32% due 09/21/34[2,8]	960,000	1,028,694
Wells Fargo & Co.
3.07% due 04/30/41[8]	1,360,000	1,027,711
Lloyds Banking Group plc
3.75% due 03/18/28[8]	1,040,000	1,027,302
Athene Global Funding
2.67% due 06/07/31[2]	1,170,000	1,027,198
Selective Insurance Group, Inc.
5.90% due 04/15/35	1,000,000	1,022,346
Mizuho Financial Group, Inc.
5.42% due 05/13/36[8]	1,010,000	1,022,291
Goldman Sachs Group, Inc.
4.02% due 10/31/38[8]	1,170,000	1,020,436
Bank of Nova Scotia
5.51% (SOFR Compounded Index + 1.08%) due 08/01/29◊	1,010,000	1,011,491
SiriusPoint Ltd.
7.00% due 04/05/29	960,000	1,010,637
Sumitomo Mitsui Financial Group, Inc.
5.56% (SOFR + 1.17%) due 07/09/29◊	1,000,000	1,009,782
American Express Co.
5.43% (SOFR + 1.02%) due 01/30/31◊	1,010,000	1,008,804
Nordea Bank Abp
5.43% (SOFR + 1.02%) due 09/10/29◊,2	1,000,000	1,007,588

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.3% (continued)
Financial - 13.5% (continued)
DNB Bank ASA
5.47% (SOFR + 1.06%) due 11/05/30◊,2	1,000,000	$1,007,172
NatWest Markets plc
5.55% (SOFR + 1.14%) due 05/17/29◊,2	1,000,000	1,006,369
Intesa Sanpaolo SpA
7.80% due 11/28/53[2]	860,000	1,005,861
Banco Santander S.A.
5.48% (SOFR + 1.12%) due 07/15/28◊	1,000,000	1,002,722
Barclays plc
5.09% due 02/25/29[8]	500,000	506,214
5.84% (SOFR + 1.49%) due 03/12/28◊	490,000	493,823
Blue Owl Finance LLC
6.25% due 04/18/34	970,000	998,088
Dyal Capital Partners III (A), LP
6.55% due 06/15/44†††	980,000	995,038
BGC Group, Inc.
8.00% due 05/25/28	930,000	994,836
Stewart Information Services Corp.
3.60% due 11/15/31	1,100,000	983,585
Belvoir Land LLC
5.60% due 12/15/35[2]	1,000,000	978,332
Jackson Financial, Inc.
4.00% due 11/23/51	1,440,000	977,639
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.13% due 08/15/30[2]	1,000,000	959,819
Pine Street Trust III
6.22% due 05/15/54[2]	960,000	947,718
Brown & Brown, Inc.
6.25% due 06/23/55	450,000	463,863
5.55% due 06/23/35	450,000	458,882
Rocket Companies, Inc.
6.38% due 08/01/33[2]	900,000	920,880
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	890,000	911,463
Apollo Management Holdings, LP
2.65% due 06/05/30[2]	930,000	848,878
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,8]	850,000	845,356
Deutsche Bank AG NY
3.55% due 09/18/31[8]	880,000	823,206
Citadel Securities Global Holdings LLC
5.50% due 06/18/30[2]	525,000	531,237
6.20% due 06/18/35[2]	250,000	256,506
Dyal Capital Partners III (B), LP
6.55% due 06/15/44†††	770,000	781,816
Fort Moore Family Communities LLC
6.09% due 01/15/51[2]	855,037	767,608
Globe Life, Inc.
5.85% due 09/15/34	740,000	766,169
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30	650,000	660,743
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[2]	950,000	615,872
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	800,000	544,917
Assurant, Inc.
2.65% due 01/15/32	623,000	530,950
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55[8]	500,000	516,057
Citizens Financial Group, Inc.
6.65% due 04/25/35[8]	470,000	506,602
American National Global Funding
5.25% due 06/03/30[2]	500,000	502,499
Kemper Corp.
2.40% due 09/30/30	575,000	502,434
Fidelity National Financial, Inc.
3.40% due 06/15/30	470,000	438,673
2.45% due 03/15/31	70,000	60,752
Northwestern Mutual Life Insurance Co.
6.17% due 05/29/55[2]	350,000	365,490
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	470,000	318,514
Western & Southern Life Insurance Co.
3.75% due 04/28/61[2]	470,000	318,076
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2]	296,000	298,528
Iron Mountain, Inc.
5.63% due 07/15/32[2]	237,000	235,116
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[2,8]	200,000	199,200
KKR Group Finance Company III LLC
5.13% due 06/01/44[2]	100,000	90,761
Total Financial		312,236,893
Industrial - 2.8%
AP Grange Holdings
6.50% due 03/20/45†††	12,900,000	13,093,500
5.00% due 03/20/45†††	1,400,000	1,414,000
Terminal Investment Limited Holding
6.23% due 10/01/40	5,600,000	5,578,876

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.3% (continued)
Industrial - 2.8% (continued)
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	5,000,000	$4,952,562
Berry Global, Inc.
5.80% due 06/15/31	2,110,000	2,217,215
4.88% due 07/15/26[2]	2,156,000	2,153,196
Howmet Aerospace, Inc.
3.00% due 01/15/29	3,800,000	3,631,204
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	3,823,365	3,203,095
Boeing Co.
6.53% due 05/01/34	1,806,000	1,962,270
6.86% due 05/01/54	575,000	629,462
3.75% due 02/01/50	841,000	593,910
Amazon.com, Inc.
2.65% due 10/10/42†††	3,318,041	2,701,494
Vontier Corp.
2.95% due 04/01/31	2,500,000	2,234,516
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[2]	2,100,000	2,150,025
ALLETE, Inc.
5.79% due 07/09/37	1,900,000	1,919,228
Smurfit Kappa Treasury ULC
5.44% due 04/03/34	1,850,000	1,875,863
TD SYNNEX Corp.
6.10% due 04/12/34	1,750,000	1,841,777
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,688,970
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††	1,550,000	1,605,058
Owens Corning
5.95% due 06/15/54	1,380,000	1,395,176
Stadco LA LLC
3.75% due 05/15/56†††	2,000,000	1,354,009
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	1,115,945
Cellnex Finance Company S.A.
3.88% due 07/07/41[2]	1,372,000	1,080,895
CIMIC Finance USA Pty Ltd.
7.00% due 03/25/34[2]	970,000	1,032,728
FedEx Corp.
4.10% due 02/01/45[2]	550,000	420,452
4.75% due 11/15/45	354,000	295,001
AP Grange Holdings LLC
6.50% due 03/20/45†††	704,838	704,838
Sonoco Products Co.
5.00% due 09/01/34	700,000	680,864
GATX Corp.
6.05% due 06/05/54	628,000	628,524
CNH Industrial Capital LLC
4.75% due 03/21/28	510,000	513,814
Weir Group, Inc.
5.35% due 05/06/30[2]	470,000	476,580
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	414,146
Total Industrial		65,559,193
Energy - 2.2%
BP Capital Markets plc
4.88% [8,9]	6,348,000	6,282,216
6.13% [8,9]	350,000	349,424
ONEOK, Inc.
6.05% due 09/01/33	3,800,000	3,987,174
5.60% due 04/01/44	860,000	784,469
3.95% due 03/01/50	850,000	602,548
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	2,850,000	2,905,294
4.90% due 02/15/45	1,140,000	970,425
Enbridge, Inc.
5.63% due 04/05/34	1,900,000	1,952,089
6.70% due 11/15/53	940,000	1,016,615
5.55% due 06/20/35	800,000	813,292
Greensaif Pipelines Bidco SARL
5.85% due 02/23/36[2]	1,500,000	1,514,996
6.10% due 08/23/42[2]	800,000	799,928
6.51% due 02/23/42[2]	400,000	414,494
6.13% due 02/23/38[2]	350,000	360,942
DT Midstream, Inc.
5.80% due 12/15/34[2]	2,450,000	2,495,109
Energy Transfer, LP
6.20% due 04/01/55	1,000,000	984,495
7.38% due 02/01/31[2]	710,000	743,967
5.60% due 09/01/34	650,000	660,149
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[2]	2,986,000	2,325,505
MPLX, LP
5.95% due 04/01/55	1,300,000	1,238,216
5.50% due 02/15/49	1,080,000	975,152
5.65% due 03/01/53	50,000	45,878
Boardwalk Pipelines, LP
5.63% due 08/01/34	2,000,000	2,028,656
Cheniere Energy Partners, LP
5.55% due 10/30/35[2]	1,000,000	1,007,862
5.95% due 06/30/33	750,000	782,877
5.75% due 08/15/34	150,000	154,046
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	1,734,000	1,768,612
Kinder Morgan Energy Partners, LP
7.50% due 11/15/40	880,000	1,005,809
5.80% due 03/15/35	725,000	748,053
HF Sinclair Corp.
6.25% due 01/15/35	1,500,000	1,522,598

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.3% (continued)
Energy - 2.2% (continued)
Targa Resources Corp.
6.50% due 02/15/53	930,000	$954,718
5.65% due 02/15/36	375,000	378,524
4.90% due 09/15/30	175,000	176,477
Venture Global Plaquemines LNG LLC
6.75% due 01/15/36[2]	1,400,000	1,400,000
Midwest Connector Capital Company LLC
4.63% due 04/01/29[2]	1,050,000	1,041,098
Cheniere Energy, Inc.
5.65% due 04/15/34	1,000,000	1,024,180
TransCanada PipeLines Ltd.
7.63% due 01/15/39	830,000	968,458
Western Midstream Operating, LP
5.30% due 03/01/48	1,140,000	951,336
Viper Energy, Inc.
7.38% due 11/01/31[2]	652,000	691,828
5.38% due 11/01/27[2]	218,000	218,237
NuStar Logistics, LP
6.38% due 10/01/30	469,000	486,006
6.00% due 06/01/26	200,000	200,759
Florida Gas Transmission Company LLC
5.75% due 07/15/35[2]	625,000	639,582
Eni SpA
5.95% due 05/15/54[2]	660,000	638,510
Marathon Petroleum Corp.
6.50% due 03/01/41	480,000	501,090
Total Energy		51,511,693
Consumer, Non-cyclical - 1.9%
Smithfield Foods, Inc.
2.63% due 09/13/31[2]	2,500,000	2,155,067
5.20% due 04/01/29[2]	1,200,000	1,207,331
3.00% due 10/15/30[2]	970,000	881,129
Diageo Investment Corp.
5.63% due 04/15/35	4,000,000	4,182,951
BAT Capital Corp.
6.00% due 02/20/34	3,000,000	3,162,353
4.76% due 09/06/49	1,040,000	857,374
CVS Health Corp.
6.75% due 12/10/54[8]	2,170,000	2,174,725
5.05% due 03/25/48	580,000	500,800
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Incorporated / JBS USA Food Co.
5.50% due 01/15/36[2]	2,400,000	2,403,528
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
3.00% due 05/15/32	1,750,000	1,532,059
5.50% due 01/15/30	706,000	722,176
Flowers Foods, Inc.
5.75% due 03/15/35	2,150,000	2,203,387
Icon Investments Six DAC
6.00% due 05/08/34	2,000,000	2,043,959
Altria Group, Inc.
4.45% due 05/06/50	1,365,000	1,068,203
3.70% due 02/04/51	1,280,000	885,830
Royalty Pharma plc
3.55% due 09/02/50	2,690,000	1,822,425
Philip Morris International, Inc.
4.13% due 04/28/28	1,010,000	1,008,024
5.25% due 02/13/34	750,000	764,954
GXO Logistics, Inc.
6.25% due 05/06/29	1,250,000	1,305,006
6.50% due 05/06/34	440,000	460,246
Mars, Inc.
5.20% due 03/01/35[2]	1,600,000	1,619,167
Global Payments, Inc.
2.90% due 11/15/31	1,650,000	1,459,383
AZ Battery Property LLC
6.73% due 02/20/46†††	1,420,000	1,358,337
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	2,250,000	1,295,770
Highmark, Inc.
2.55% due 05/10/31[2]	1,500,000	1,286,226
Universal Health Services, Inc.
2.65% due 10/15/30	1,320,000	1,176,936
Imperial Brands Finance plc
3.88% due 07/26/29[2]	1,060,000	1,027,007
Tesco plc
6.15% due 11/15/37[2]	980,000	1,003,535
Becle, SAB de CV
2.50% due 10/14/31[2]	1,050,000	870,181
Triton Container International Ltd.
3.15% due 06/15/31[2]	930,000	806,888
Kraft Heinz Foods Co.
7.13% due 08/01/39[2]	650,000	732,097
Kroger Co.
5.50% due 09/15/54	330,000	313,253
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	200,000	172,822
Total Consumer, Non-cyclical		44,463,129
Consumer, Cyclical - 1.6%
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	6,807,430
LG Energy Solution Ltd.
5.38% due 04/02/30[2]	2,850,000	2,857,332
5.50% due 07/02/34[2]	1,600,000	1,569,762
Hyatt Hotels Corp.
5.75% due 04/23/30	3,010,000	3,113,610
5.75% due 03/30/32	1,000,000	1,026,617
Smithsonian Institution
2.70% due 09/01/44	4,000,000	2,693,177
Alt-2 Structured Trust
2.95% due 05/14/31†††	2,539,458	2,344,264

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.3% (continued)
Consumer, Cyclical - 1.6% (continued)
British Airways Class A Pass Through Trust
4.25% due 11/15/32[2]	1,728,684	$1,657,421
2.90% due 03/15/35[2]	706,533	636,357
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	1,385,205	1,412,919
Marriott International, Inc.
5.50% due 04/15/37	1,400,000	1,400,232
Warnermedia Holdings, Inc.
5.14% due 03/15/52	1,640,000	1,143,900
Polaris, Inc.
6.95% due 03/15/29	1,050,000	1,104,439
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[2]	1,050,000	1,081,545
AutoNation, Inc.
5.89% due 03/15/35	1,010,000	1,024,350
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[2]	1,020,000	1,021,338
Hasbro, Inc.
6.05% due 05/14/34	980,000	1,010,671
Darden Restaurants, Inc.
4.55% due 02/15/48	1,200,000	978,309
Sodexo, Inc.
5.80% due 08/15/35[2]	850,000	876,045
Ferguson Finance plc
4.65% due 04/20/32[2]	600,000	586,142
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	607,000	581,793
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[2]	524,500	523,231
General Motors Co.
6.25% due 10/02/43	500,000	490,438
LKQ Corp.
6.25% due 06/15/33	300,000	316,110
Alimentation Couche-Tard, Inc.
3.80% due 01/25/50[2]	100,000	71,881
Total Consumer, Cyclical		36,329,313
Utilities - 1.2%
MN8 Portfolio IV LLC
6.31% due 07/30/45	2,700,000	2,712,473
PacifiCorp
7.38% due 09/15/55[8]	2,200,000	2,287,033
NRG Energy, Inc.
2.45% due 12/02/27[2]	1,750,000	1,660,944
7.00% due 03/15/33[2]	480,000	526,894
CMS Energy Corp.
6.50% due 06/01/55[8]	1,800,000	1,804,307
Southwestern Public Service Co.
3.70% due 08/15/47	2,450,000	1,793,799
AES Corp.
3.95% due 07/15/30[2]	1,362,000	1,294,890
2.45% due 01/15/31	438,000	382,919
Brooklyn Union Gas Co.
6.39% due 09/15/33[2]	800,000	851,027
4.27% due 03/15/48[2]	640,000	491,646
Public Service Company of Colorado
5.35% due 05/15/34	1,100,000	1,115,661
Xcel Energy, Inc.
4.75% due 03/21/28	1,020,000	1,029,902
Arizona Public Service Co.
6.35% due 12/15/32	950,000	1,023,457
Alliant Energy Finance LLC
3.60% due 03/01/32[2]	1,120,000	1,014,490
Enel Finance International N.V.
5.50% due 06/15/52[2]	1,080,000	993,827
Evergy Kansas Central, Inc.
5.70% due 03/15/53	1,000,000	985,371
Appalachian Power Co.
4.40% due 05/15/44	1,200,000	973,201
Entergy Mississippi LLC
3.85% due 06/01/49	1,280,000	942,531
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[8]	920,000	939,463
Central Storage Safety Project Trust
4.82% due 02/01/38[10]	749,760	693,247
Boston Gas Co.
5.84% due 01/10/35[2]	550,000	571,642
Liberty Utilities Co.
5.87% due 01/31/34[2]	550,000	560,607
Nevada Power Co.
6.65% due 04/01/36	500,000	551,388
Southern Co.
3.75% due 09/15/51[8]	550,000	542,422
Alexander Funding Trust II
7.47% due 07/31/28[2]	450,000	481,224
Black Hills Corp.
6.00% due 01/15/35	320,000	331,886
Total Utilities		26,556,251
Communications - 1.0%
SoftBank Corp.
5.33% due 07/09/35[2]	3,600,000	3,600,000
British Telecommunications plc
4.88% due 11/23/81[2,8]	2,900,000	2,655,261
4.25% due 11/23/81[2,8]	500,000	490,279
Level 3 Financing, Inc.
4.50% due 04/01/30[2]	2,175,000	1,968,375
11.00% due 11/15/29[2]	321,537	368,831
Vodafone Group plc
4.13% due 06/04/81[8]	2,550,000	2,330,484
Paramount Global
4.90% due 08/15/44	1,035,000	798,325
5.25% due 04/01/44	789,000	628,046
5.90% due 10/15/40	666,000	607,305

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 25.3% (continued)
Communications - 1.0% (continued)
Rogers Communications, Inc.
4.55% due 03/15/52	2,000,000	$1,628,579
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	2,148,000	1,474,193
America Movil SAB de CV
6.13% due 03/30/40	980,000	1,022,380
Nokia Oyj
6.63% due 05/15/39	980,000	1,015,721
Prosus N.V.
4.99% due 01/19/52[2]	1,300,000	1,003,076
Time Warner Cable LLC
4.50% due 09/15/42	1,040,000	828,342
Corning, Inc.
5.75% due 08/15/40	790,000	801,160
Fox Corp.
6.50% due 10/13/33	720,000	778,986
CSC Holdings LLC
4.13% due 12/01/30[2]	600,000	423,308
Discovery Communications LLC
5.00% due 09/20/37	570,000	387,999
Altice France S.A.
5.13% due 01/15/29[2]	250,000	206,562
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	197,897
Total Communications		23,215,109
Technology - 0.7%
Foundry JV Holdco LLC
5.88% due 01/25/34[2]	2,500,000	2,540,320
6.20% due 01/25/37[2]	1,000,000	1,040,886
6.40% due 01/25/38[2]	550,000	579,166
Entegris, Inc.
4.75% due 04/15/29[2]	3,700,000	3,658,969
Broadcom, Inc.
4.93% due 05/15/37[2]	2,306,000	2,238,028
3.19% due 11/15/36[2]	217,000	179,891
Oracle Corp.
3.95% due 03/25/51	2,128,000	1,570,666
MSCI, Inc.
3.63% due 11/01/31[2]	1,300,000	1,197,768
Atlassian Corp.
5.50% due 05/15/34	1,120,000	1,150,075
Fiserv, Inc.
5.63% due 08/21/33	1,000,000	1,039,790
Leidos, Inc.
5.75% due 03/15/33	500,000	520,901
Constellation Software, Inc.
5.46% due 02/16/34[2]	350,000	357,030
Total Technology		16,073,490
Basic Materials - 0.3%
Anglo American Capital plc
5.75% due 04/05/34[2]	1,650,000	1,703,803
3.95% due 09/10/50[2]	300,000	222,308
Dow Chemical Co.
6.90% due 05/15/53	1,050,000	1,129,545
Yamana Gold, Inc.
2.63% due 08/15/31	1,200,000	1,060,404
Rio Tinto Finance USA plc
5.25% due 03/14/35	1,000,000	1,017,485
Fresnillo plc
4.25% due 10/02/50	1,390,000	1,013,463
Total Basic Materials		6,147,008
Transporation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34†††	1,980,000	1,978,724
Government - 0.0%
Amazon Conservation DAC
6.03% due 01/16/42[2]	1,000,000	1,002,500
Total Corporate Bonds
(Cost $606,517,490)		585,073,303

U.S. GOVERNMENT SECURITIES†† - 25.1%
U.S. Treasury Notes
4.13% due 03/31/31[11]	85,832,400	86,912,010
4.63% due 04/30/31	60,000,000	62,296,875
4.13% due 11/30/29	59,600,000	60,475,375
3.75% due 08/31/31	44,220,000	43,807,165
4.13% due 11/15/27	25,000,000	25,231,445
4.13% due 10/31/31	21,000,000	21,219,023
4.00% due 03/31/30	8,740,000	8,821,255
3.63% due 09/30/31	7,010,000	6,892,801
4.63% due 02/15/35[12]	5,030,000	5,189,545
3.88% due 10/15/27	3,580,000	3,592,446
4.00% due 05/31/30	3,300,000	3,331,969
3.63% due 03/31/28	1,300,000	1,297,766
United States Treasury Inflation Indexed Bonds
2.13% due 01/15/35	50,291,472	51,111,930
1.88% due 07/15/34	39,751,847	39,782,325
2.13% due 04/15/29	24,183,540	24,833,613
1.63% due 10/15/29	20,541,112	20,793,213
1.25% due 04/15/28	11,089,471	11,068,603
1.38% due 07/15/33	2,038,370	1,979,425
U.S. Treasury Bonds
due 05/15/51[5,13]	167,110,000	47,135,630
due 08/15/54[5,13]	39,610,000	9,783,755
due 05/15/44[6,13]	22,950,000	8,906,340
due 08/15/53[5,13]	29,000,000	7,443,328
due 02/15/54[5,13]	28,290,000	7,102,264
due 02/15/52[5,13]	19,980,000	5,445,668
due 02/15/55[5,13]	20,000,000	4,860,103
4.75% due 05/15/55	3,830,000	3,807,858
due 02/15/46[6,13]	10,550,000	3,750,282
due 11/15/44[6,13]	4,600,000	1,741,376
4.63% due 02/15/55	1,700,000	1,654,844
due 11/15/53[5,13]	3,330,000	849,327
Total U.S. Government Securities
(Cost $590,352,176)		581,117,559

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8%
Collateralized Loan Obligations - 8.5%
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.61% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,2	8,900,000	$8,930,744
2024-5A B, 7.46% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,2	3,000,000	3,016,698
LoanCore Issuer Ltd.
2021-CRE5 C, 6.78% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,2	7,500,000	7,446,974
2021-CRE6 C, 6.73% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,2	4,000,000	3,962,294
Madison Park Funding XLVIII Ltd.
2021-48A C, 6.53% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,2	4,000,000	4,009,112
2021-48A B, 5.98% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,2	4,000,000	3,994,055
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 6.98% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,2	4,000,000	3,971,076
2021-FL6 C, 6.28% (1 Month Term SOFR + 1.96%, Rate Floor: 1.85%) due 07/16/36◊,2	3,400,000	3,391,934
Owl Rock CLO III Ltd.
2024-3A AR, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,2	5,500,000	5,512,514
2024-3A BR, 6.62% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,2	1,250,000	1,254,610
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	6,500,000	6,494,739
Owl Rock CLO XVI LLC
2024-16A A, 6.27% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,2	5,000,000	5,012,784
2024-16A B, 6.77% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,2	1,000,000	1,003,967
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.14% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	4,250,000	4,260,466
2021-2A C, 7.37% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,2	1,250,000	1,251,270
Cerberus Loan Funding XLII LLC
2023-3A A1, 6.74% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,2	3,750,000	3,763,962
2023-3A B, 7.61% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,2	1,250,000	1,257,346
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,2	4,700,000	4,694,713
Cerberus Loan Funding XL LLC
2023-1A A, 6.66% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,2	4,500,000	4,516,046
Golub Capital Partners CLO 16M-R3
2025-16A A1R3, 5.95% (3 Month Term SOFR + 1.63%, Rate Floor: 1.63%) due 08/09/39◊,2	4,050,000	4,050,000
2025-16A A2R3, 6.07% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/09/39◊,2	400,000	400,000
FS Rialto
2021-FL2 A, 5.65% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,2	2,447,811	2,443,224
2021-FL3 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,2	2,000,000	1,992,617

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 8.5% (continued)
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.32% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,2	3,250,000	$3,261,343
2021-9A A1TR, 6.07% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,2	1,000,000	1,003,394
TRTX Issuer Ltd.
2025-FL6 A, 5.85% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,2	4,200,000	4,200,982
FS Rialto Issuer LLC
2024-FL9 AS, 6.41% (1 Month Term SOFR + 2.09%, Rate Floor: 2.09%) due 10/19/39◊,2	1,800,000	1,804,059
2025-FL10 AS, 5.97% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,2	1,400,000	1,384,896
2025-FL10 B, 6.22% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,2	1,000,000	986,914
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.22% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	3,943,851	3,955,217
BSPDF Issuer Ltd.
2021-FL1 C, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,2	4,000,000	3,941,169
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	3,750,000	3,758,907
Cerberus Loan Funding XLVIII LLC
2024-4A B, 6.11% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,2	2,000,000	2,006,195
2024-4A AN, 5.91% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,2	1,500,000	1,504,582
BCRED CLO LLC
2025-1A B, 5.98% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,2	3,400,000	3,408,874
Cerberus Loan Funding XXXIII, LP
2021-3A B, 6.37% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,2	2,000,000	2,006,871
2021-3A A, 6.08% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	1,250,000	1,253,050
Cerberus Loan Funding XLVII LLC
2024-3A B, 6.21% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,2	3,000,000	3,009,195
Golub Capital Partners CLO 54M, LP
2021-54A B, 6.37% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,2	1,500,000	1,504,880
2021-54A A, 6.05% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,500,000	1,503,445
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,2	3,000,000	3,003,000
Owl Rock CLO II Ltd.
2021-2A ALR, 6.08% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,2	3,000,000	2,997,784
Golub Capital Partners CLO 54M L.P
2025-54A BR, due 08/05/37◊,2,4	2,900,000	2,900,000
Palmer Square CLO Ltd.
2024-4A BR, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 10/20/37◊,2	1,450,000	1,453,251
2024-4A CR, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/37◊,2	1,250,000	1,251,341

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 8.5% (continued)
Ares LXIX CLO Ltd.
2024-69A B, 6.26% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/36◊,2	2,500,000	$2,510,156
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,2	2,500,000	2,494,429
KREF Ltd.
2021-FL2 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,2	1,500,000	1,495,147
2021-FL2 C, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,2	1,000,000	992,315
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.06% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,2	2,400,000	2,406,661
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A B, 5.83% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 10/20/38◊,2	2,250,000	2,253,189
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A CR, 6.67% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,2	2,000,000	2,012,534
Owl Rock CLO I LLC
2024-1A ANR, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,2	2,000,000	2,007,993
Cerberus Loan Funding XLVI, LP
2024-2A A, 6.11% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,2	1,500,000	1,503,692
2024-2A B, 6.56% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,2	500,000	501,886
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A C, 6.27% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,2	2,000,000	2,004,544
Cerberus Loan Funding 50 LLC
2025-1A B, due 07/15/37◊,2,4	2,000,000	2,000,000
Sound Point CLO XXXI Ltd.
2021-3A B, 6.19% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,2	2,000,000	1,999,567
BRSP Ltd.
2021-FL1 C, 6.58% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,2	2,000,000	1,992,637
Canyon Capital CLO Ltd.
2018-1A A2R, 6.04% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 01/30/31◊,2	1,900,000	1,904,342
HPS Private Credit CLO 2025-3 LLC
2025-3A A1, due 07/20/37◊,2,4	1,500,000	1,500,000
Ares LVI CLO Ltd.
2025-56A CR2, 6.18% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 01/25/38◊,2	1,400,000	1,403,920
LoanCore
2025-CRE8 AS, 5.91% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,2	1,100,000	1,090,940
OWL Rock Clo XXI LLC
2025-21A B, 6.22% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 07/24/34◊,2	1,050,000	1,054,669
Madison Park Funding LVIII Ltd.
2024-58A C, 6.73% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,2	1,000,000	1,006,237
Owl Rock CLO XIII LLC
2023-13A B, 7.67% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,2	1,000,000	1,005,619

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 8.5% (continued)
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 7.01% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,2	1,000,000	$1,004,530
Cerberus Loan Funding XLV LLC
2024-1A B, 6.66% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,2	1,000,000	1,003,969
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 6.57% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,2	1,000,000	1,003,396
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,000,000	1,003,358
VOYA CLO
2024-2A B, 6.07% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,2	1,000,000	1,003,342
Carlyle US CLO
2024-4A B, 6.02% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/20/37◊,2	1,000,000	1,003,131
Golub Capital Partners CLO 31M Ltd.
2024-31A BRR, 6.11% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/05/37◊,2	1,000,000	1,002,472
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,2	1,000,000	1,002,467
Wildwood Park CLO Ltd.
2024-1A B1, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 10/20/37◊,2	1,000,000	1,002,102
Owl Rock CLO VIII LLC
2025-8A A2R, 6.08% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/24/37◊,2	1,000,000	1,001,902
Palmer Square CLO 2024-3 Ltd.
2024-3A B, 5.87% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 07/20/37◊,2	1,000,000	1,001,583
Ares XXVII CLO Ltd.
2024-2A CR3, 6.13% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/28/34◊,2	1,000,000	1,000,907
AGL CLO 42 Ltd.
2025-42A B, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/22/38◊,2	1,000,000	1,000,531
BSPRT Issuer Ltd.
2021-FL7 C, 6.73% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,2	1,000,000	997,881
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,2	1,000,000	994,297
BSPRT Issuer LLC
2024-FL11 B, 6.61% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,2	1,000,000	993,455
BDS LLC
2025-FL14 AS, 5.89% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,2	1,000,000	992,876
Acrec LLC
2025-FL3 B, 6.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,2	1,000,000	987,908
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	787,581	786,531
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.53% (1 Month Term SOFR + 3.21%, Rate Floor: 2.60%) due 12/18/37◊,2	773,000	753,675

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 8.5% (continued)
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.48% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,2		750,000	$752,374
BSPDF Issuer LLC
2025-FL2 AS, 6.25% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 12/15/42◊,2		750,000	751,628
Wellfleet CLO Ltd.
2024-2A BR, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/18/37◊,2		750,000	751,097
Dryden 37 Senior Loan Fund
2017-37A BR, 5.92% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,2		367,868	367,972
2017-37A CR, 7.77% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,2		333,333	335,500
2015-37A SUB, due 01/15/31[2,14]		298,799	1,561
BXMT Ltd.
2020-FL2 A, 5.58% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2		704,565	703,135
Sound Point CLO XXIV
2021-3A B1R, 6.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,2		500,000	499,003
KREF Funding V LLC
6.17% (1 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 06/25/26◊,†††		148,036	147,453
0.15% due 06/25/26†††,6		411,525	–
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.80% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2		51,962	52,239
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[2,14]		162,950	345
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[10,14]		700,000	70
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[2,14]		650,000	65
Total Collateralized Loan Obligations			197,773,726
Financial - 2.8%
Station Place Securitization Trust
2024-SP2, 6.01% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,2		3,800,000	3,800,000
2024-SP1, 5.73% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,2		3,800,000	3,800,000
2024-SP4, 5.61% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2		3,000,000	3,000,000
2024-SP3, 5.61% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2		1,500,000	1,500,000
Dogwood State Bank
6.45% due 06/24/32		8,950,000	8,950,000
Station Place Securitization Trust Series 2025-SP1
2025-SP1, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/02/26◊,†††,2		4,500,000	4,500,000
Project Onyx I
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		4,349,086	4,342,752
KKR Core Holding Company LLC
4.00% due 08/12/31†††		4,584,237	4,206,063
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	3,530,486	4,147,885
Ceamer Finance LLC
6.79% due 11/15/39†††		2,123,479	2,153,762
6.92% due 11/15/37†††		1,523,999	1,556,979
Thunderbird A
5.50% due 03/01/37†††		3,400,000	3,120,841
Lightning A
5.50% due 03/01/37†††		3,400,000	3,120,841

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Financial - 2.8% (continued)
LVNV Funding LLC
7.80% due 11/05/28†††		2,900,000	$3,047,850
Strategic Partners Fund VIII, LP
6.93% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		2,181,524	2,169,429
6.92% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		810,280	805,702
Metis Issuer, LLC
6.89% due 05/15/55†††		2,400,000	2,391,763
Akso Health Group
7.27% due 12/31/44†††		2,000,000	2,027,855
HarbourVest Structured Solutions IV Holdings, LP
7.35% (3 Month Term SOFR + 3.05%, Rate Floor: 0.00%) due 09/15/26◊,†††		1,130,936	1,128,106
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	728,947	850,239
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††		1,300,000	1,332,933
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		1,205,153	1,200,912
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		495,190	493,082
Nassau LLC
2019-1, 3.98% due 08/15/34[10]		378,705	353,231
Total Financial			64,000,225
Infrastructure - 1.9%
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[2]		3,000,000	3,023,796
2025-1A, 5.00% due 05/25/50[2]		2,650,000	2,622,682
2024-1A, 5.90% due 03/25/49[2]		1,250,000	1,270,709
2023-1A, 5.90% due 03/25/48[2]		1,000,000	1,004,719
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[2]		4,000,000	4,029,780
2025-1A, 5.04% due 03/25/55[2]		3,050,000	3,008,589
2024-1A, 6.28% due 03/25/54[2]		800,000	815,935
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[2]		2,500,000	2,389,118
2024-1A, 5.59% due 05/15/54[2]		2,350,000	2,380,261
2024-1A, 6.64% due 05/15/54[2]		1,250,000	1,281,841
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[2]		5,700,000	5,776,240
Hotwire Funding LLC
2024-1A, 5.89% due 06/20/54[2]		1,950,000	1,979,274
2021-1, 2.31% due 11/20/51[2]		2,000,000	1,924,456
2023-1A, 5.69% due 05/20/53[2]		1,005,000	1,011,475
2024-1A, 6.67% due 06/20/54[2]		700,000	716,457
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]		3,350,000	3,237,886
SBA Tower Trust
1.84% due 04/15/27[2]		3,000,000	2,856,641
Vantage Data Centers Issuer LLC
2020-1A, 1.65% due 09/15/45[2]		1,366,000	1,355,362
2024-1A, 5.10% due 09/15/54[2]		1,100,000	1,092,428
ALLO Issuer LLC
2025-1A, 5.53% due 04/20/55[2]		2,000,000	2,025,887
Blue Stream Issuer LLC
2024-1A, 5.41% due 11/20/54[2]		1,000,000	1,007,432
Total Infrastructure			44,810,968
Whole Business - 1.9%
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[2]		2,736,250	2,706,544
2024-1A, 6.51% due 07/30/54[2]		2,039,750	2,090,347
2024-1A, 6.27% due 07/30/54[2]		1,592,000	1,630,955
2024-1A, 6.03% due 07/30/54[2]		796,000	809,451
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[2]		4,176,000	3,893,844
2019-1A, 3.88% due 10/25/49[2]		1,512,000	1,487,079
2024-1A, 6.17% due 01/25/54[2]		1,382,500	1,424,193
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]		6,429,375	6,132,720

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Whole Business - 1.9% (continued)
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[2]	2,165,042	$2,118,768
2021-1A, 2.19% due 08/20/51[2]	2,208,938	2,016,627
2020-1A, 4.34% due 01/20/50[2]	951,667	908,876
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[2]	5,076,000	5,007,044
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	3,515,625	3,515,570
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[2]	3,761,840	3,494,689
Wingstop Funding LLC
2024-1A, 5.86% due 12/05/54[2]	1,500,000	1,527,933
2020-1A, 2.84% due 12/05/50[2]	1,231,250	1,166,896
2022-1A, 3.73% due 03/05/52[2]	248,125	236,502
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	2,039,750	2,107,758
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[2]	1,295,474	1,277,930
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,178,125	1,167,857
Total Whole Business		44,721,583
Transport-Aircraft - 1.8%
AASET Trust
2024-1A, 6.26% due 05/16/49[2]	2,788,690	2,862,388
2021-2A, 2.80% due 01/15/47[2]	2,705,003	2,517,838
2021-1A, 2.95% due 11/16/41[2]	2,182,317	2,073,647
2020-1A, 3.35% due 01/16/40[2]	406,173	394,454
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	3,333,828	3,324,913
2021-1A, 2.43% due 06/15/46[2]	2,475,000	2,318,652
2025-1A, 5.81% due 05/15/50[2]	2,150,000	2,186,246
AASET Ltd.
2024-2A, 5.93% due 09/16/49[2]	3,793,533	3,852,186
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[2]	3,807,255	3,558,608
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]	3,526,786	3,488,230
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[2]	1,800,893	1,826,000
2021-1A, 3.47% due 01/15/46[2]	631,859	622,512
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[2]	2,603,259	2,425,533
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[2]	2,321,256	2,362,773
ALTDE Trust
2025-1A, 5.90% due 08/15/50[2]	2,105,649	2,146,988
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	1,195,867	1,142,125
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[2]	1,103,436	1,073,632
AASET
2025-1A, 5.94% due 02/16/50[2]	1,024,283	1,042,924
Sprite Ltd.
2021-1, 3.75% due 11/15/46[2]	1,045,715	1,010,506
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[2]	557,385	546,941
2017-1, 4.58% due 02/15/42[2]	38,147	37,613
WAVE LLC
2019-1, 3.60% due 09/15/44[2]	513,348	492,198
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[2]	291,368	290,788
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	189,106	183,829
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[2]	34,307	34,295
Total Transport-Aircraft		41,815,819
Net Lease - 1.2%
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[2]	2,204,531	2,066,576
2020-1A, 4.95% due 02/15/50[2]	1,500,000	1,354,473

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Net Lease - 1.2% (continued)
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[2]	2,687,109	$2,701,663
2020-1, 2.28% due 07/15/60[2]	674,589	667,472
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[2]	3,212,083	3,186,474
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[2]	3,570,000	3,071,425
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[2]	2,480,208	2,422,620
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[2]	2,381,635	2,343,676
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[2]	2,479,789	2,226,564
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[2]	1,224,740	1,185,261
2024-3A, 4.55% due 10/15/54[2]	693,438	656,524
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[2]	1,960,000	1,648,188
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.70% due 05/20/54[2]	934,517	959,417
2024-1A, 5.69% due 05/20/54[2]	497,083	503,258
AFN ABSPROP001 LLC
2021-1A, 2.21% due 05/20/51[2]	1,399,174	1,268,324
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[2]	998,382	1,001,614
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[2]	987,708	827,614
Total Net Lease		28,091,143
Single Family Residence - 0.9%
Tricon Residential Trust
2025-SFR1, 5.66% (1 Month Term SOFR + 1.35%, Rate Floor: 1.35%) due 03/17/42◊,2	3,050,000	3,054,286
2021-SFR1, 2.34% due 07/17/38[2]	2,850,000	2,767,103
2023-SFR1, 5.10% due 07/17/40[2]	2,722,000	2,709,736
2023-SFR2, 5.00% due 12/17/40[2]	2,550,000	2,543,185
2024-SFR2, 5.70% due 06/17/40[2]	1,500,000	1,524,624
2024-SFR1, 4.75% due 04/17/41[2]	1,000,000	991,837
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	2,250,000	2,224,411
2020-SFR2, 4.00% due 10/19/37[2]	1,400,000	1,386,957
2020-SFR2, 4.50% due 10/19/37[2]	1,350,000	1,338,672
2020-SFR2, 3.37% due 10/19/37[2]	900,000	890,383
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[2]	901,409	837,270
2021-2, 2.40% due 12/17/26[2]	479,958	460,261
Total Single Family Residence		20,728,725
Transport-Container - 0.5%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	2,190,669	2,099,862
2021-2A, 2.23% due 04/20/46[2]	1,313,333	1,224,669
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[2]	2,492,188	2,527,770
MC Ltd.
2021-1, 2.63% due 11/05/35[2]	2,574,774	2,403,689
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	1,386,667	1,232,988
CLI Funding VI LLC
2020-1A, 2.08% due 09/18/45[2]	882,985	820,214
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[2]	612,354	550,131
Total Transport-Container		10,859,323
Unsecured Consumer Loans - 0.5%
Regional Management Issuance Trust 2025-1
2025-1, 5.53% due 04/17/34[2]	3,550,000	3,589,354
GreenSky Home Improvement Issuer Trust 2025-1
2025-1A, 5.39% due 03/25/60[2]	2,350,000	2,371,413

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Unsecured Consumer Loans - 0.5% (continued)
Foundation Finance Trust
2024-1A, 5.95% due 12/15/49[2]	1,958,694	$1,999,880
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[2]	1,532,483	1,559,921
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[2]	789,633	798,391
Total Unsecured Consumer Loans		10,318,959
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	7,250,000	6,928,842
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[2]	1,100,000	1,037,417
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[2]	1,000,000	934,506
Total Collateralized Debt Obligations		8,900,765
Insurance - 0.3%
Obra Longevity
8.48% due 06/30/39†††	5,100,000	5,333,325
CHEST
7.13% due 03/23/43†††	900,000	937,638
Total Insurance		6,270,963
Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[2]	1,800,000	1,898,255
2024-1A, 5.85% due 06/20/30[2]	1,300,000	1,343,197
Total Automotive		3,241,452
Total Asset-Backed Securities
(Cost $482,648,007)		481,533,651

SENIOR FLOATING RATE INTERESTS††,◊ - 1.8%
Industrial - 0.7%
XPO, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/03/31	5,860,313	5,877,894
AS Mileage Plan Ltd.
6.27% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/31	5,223,750	5,240,727
Industrial - 0.7% (continued)
Herc Holdings, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/20/32	2,500,000	2,507,300
United Rentals, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	1,481,250	1,492,359
SkyMiles IP Ltd.
8.02% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/20/27	521,263	523,807
Standard Industries, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/22/28	470,015	470,626
Total Industrial		16,112,713
Financial - 0.5%
Citadel Securities, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	5,201,405	5,220,286
Walker & Dunlop, Inc.
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/32	2,842,875	2,849,982
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	1,990,000	1,992,488
Cliffwater LLC
9.28% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 03/19/32†††	1,596,000	1,590,780
Eagle Point Holdings Borrower, LLC
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	1,150,000	1,150,000
Total Financial		12,803,536
Consumer, Cyclical - 0.4%
Wyndham Hotels & Resorts, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/30	4,950,000	4,966,780

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.8% (continued)
Consumer, Cyclical - 0.4% (continued)
DK Crown Holdings, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/04/32	3,291,750	$3,279,406
Total Consumer, Cyclical		8,246,186
Utilities - 0.1%
NRG Energy, Inc.
6.03% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/16/31	2,962,500	2,966,203
Consumer, Non-cyclical - 0.1%
Southern Veterinary Partners LLC
7.53% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	1,004,401	1,004,803
HAH Group Holding Co. LLC
9.33% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	258,006	249,851
Total Consumer, Non-cyclical		1,254,654
Energy - 0.0%
Venture Global Calcasieu Pass LLC
7.30% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	329,746	329,130
Total Senior Floating Rate Interests
(Cost $41,547,470)		41,712,422

FEDERAL AGENCY BONDS†† - 1.2%
Tennessee Valley Authority Principal Strips
due 06/15/38[5,13]	9,400,000	4,910,099
due 01/15/48[5,13]	12,156,000	3,589,436
due 01/15/38[13]	4,000,000	2,141,344
due 09/15/39[5,13]	4,100,000	1,978,410
due 06/15/35[5,13]	1,583,000	991,998
due 12/15/42[5,13]	1,600,000	638,130
Tennessee Valley Authority
5.25% due 02/01/55	3,600,000	3,512,228
4.25% due 09/15/52	3,150,000	2,641,886
4.25% due 09/15/65	2,450,000	1,973,818
5.38% due 04/01/56	600,000	596,284
Federal Farm Credit Bank
3.51% due 06/11/40	3,300,000	2,800,347
U.S. International Development Finance Corp.
due 01/17/26[13]	800,000	897,949
Total Federal Agency Bonds
(Cost $34,152,654)		26,671,929

MUNICPAL BONDS†† - 0.4%
Texas - 0.1%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	1,677,501
2.78% due 09/01/34	700,000	594,571
2.69% due 09/01/33	500,000	431,902
2.41% due 09/01/31	450,000	401,074
Total Texas		3,105,048
California - 0.1%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	1,180,000	1,240,569
2.68% due 02/01/39	1,200,000	920,196
Total California		2,160,765
New York - 0.1%
New York City Housing Development Corp. Revenue Bonds
4.80% due 02/01/53	1,550,000	1,514,353
Ohio - 0.1%
Ohio Housing Finance Agency Revenue Bonds
4.70% due 09/01/54	1,265,000	1,210,374
Michigan - 0.0%
Michigan State Housing Development Authority Revenue Bonds
4.95% due 12/01/50	1,100,000	1,089,956
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	388,889	398,052
Total Municipal Bonds
(Cost $10,208,351)		9,478,548

FOREIGN GOVERNMENT DEBT†† - 0.3%
Panama Government International Bond
4.50% due 01/19/63	2,600,000	1,670,162
4.50% due 04/16/50	1,450,000	977,784
Israel Government International Bond
5.63% due 02/19/35	1,250,000	1,270,309
5.38% due 02/19/30	750,000	764,309
Saudi Government International Bond
5.63% due 01/13/35[2]	1,100,000	1,146,850
Total Foreign Government Debt
(Cost $7,259,975)		5,829,414

FEDERAL AGENCY DISCOUNT NOTES†† - 0.0%
Federal Home Loan Bank
4.10% due 07/01/25[15]	300,000	300,000
Total Federal Agency Discount Notes
(Cost $300,000)		300,000

REPURCHASE AGREEMENTS††,16 - 0.0%
BofA Securities, Inc.
issued 06/30/25 at 4.37% due 07/01/25	442,233	442,233
J.P. Morgan Securities LLC
issued 06/30/25 at 4.37% due 07/01/25	276,396	276,396

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
REPURCHASE AGREEMENTS††,16 - 0.0% (continued)
Bank of Montreal
issued 06/30/25 at 4.34% due 07/01/25		55,279	$55,279
Total Repurchase Agreements
(Cost $773,908)			773,908

		Contracts/Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	11,383,000	212,963
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	5,752,000	187,751
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	2,263,000	189,841
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	4,602,000	150,214
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	3,415,000	63,891
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	1,016,000	33,163
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	1,042,000	19,494
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $25,365,725)	EUR	21,609,000	4,090
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $25,365,725)	EUR	21,609,000	4,090
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $17,755,655)	EUR	15,126,000	2,911
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $8,929,477)	EUR	7,607,000	1,464
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $7,610,069)	EUR	6,483,000	1,247
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,470,834)	EUR	1,253,000	241
Total Foreign Exchange Options			871,360
Total OTC Options Purchased
(Cost $1,923,242)			871,360

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,17 - 0.1%
Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	71,910,000	$1,283,289
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	35,955,000	641,644
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	35,955,000	641,644
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $60,295,400)	GBP	44,000,000	439,667
Total Interest Rate Swaptions			3,006,244
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $60,295,400)	GBP	44,000,000	20,203
Total Interest Rate Swaptions			20,203
Total OTC Interest Rate Swaptions Purchased
(Cost $2,117,562)			3,026,447
Total Investments - 116.6%
(Cost $2,751,357,136)			$2,698,036,147

OTC OPTIONS WRITTEN†† - (0.0)%
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	1,042,000	(4,732)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	3,415,000	(15,509)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	11,383,000	(51,695)
Total Foreign Exchange Options			(71,936)
Total OTC Options Written
(Premiums received $125,081)			(71,936)

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,17 - (0.1)%
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $60,295,400)	GBP	44,000,000	$(221,109)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	71,910,000	(568,872)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	35,955,000	(284,436)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	35,955,000	(284,436)
Total Interest Rate Swaptions			(1,358,853)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $60,295,400)	GBP	44,000,000	(94,732)
Total Interest Rate Swaptions			(94,732)
Total OTC Interest Rate Swaptions Written
(Premiums received $1,245,577)			(1,453,585)
Other Assets & Liabilities, net - (16.5)%			(381,398,281)
Total Net Assets - 100.0%			$2,315,112,345

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$2,320,000	$(171,801)	$(130,820)	$(40,981)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	2,320,000	(353,077)	(311,579)	(41,498)
						$(524,878)	$(442,399)	$(82,479)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.06%	Annually	01/06/28	$90,000,000	$1,331,402	$440	$1,330,962
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.90%	Annually	12/04/27	88,800,000	934,149	422	933,727
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.32%	Annually	07/02/27	32,600,000	520,961	155	520,806
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	15,978,652	445,606	144	445,462
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.98%	Annually	02/06/27	70,000,000	400,653	253	400,400
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	98,748,000	160,364	76	160,288
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.96%	Annually	10/16/25	95,000,000	151,746	78	151,668
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.39%	Annually	08/02/29	43,670,000	60,899	334	60,565
								$4,005,780	$1,902	$4,003,878

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	GBP	Sell	40,000	54,870 USD	07/16/25	$(39)
Citibank, N.A.	GBP	Sell	61,000	82,692 USD	07/16/25	(1,043)
Nomura Global Financial Products, Inc.	EUR	Sell	3,877,000	4,467,052 USD	07/16/25	(105,236)
						$(106,318)

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	$71,910,000	$1,283,289
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	35,955,000	641,644
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	35,955,000	641,644
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	60,295,400	439,667
								$3,006,244
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	$60,295,400	$20,203

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	60,295,400	(221,109)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	35,955,000	(284,436)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	35,955,000	(284,436)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	71,910,000	(568,872)
								$(1,358,853)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	$60,295,400	$(94,732)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $898,182,479 (cost $913,062,280), or 38.8% of total net assets.
[3]	Rate indicated is the 7-day yield as of June 30, 2025.
[4]	Security is unsettled at period end and may not have a stated effective rate.
[5]	Security is a principal-only strip.
[6]	Security is an interest-only strip.
[7]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.
[8]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[9]	Perpetual maturity.
[10]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,046,548 (cost $1,143,182), or less than 0.1% of total net assets — See Note 6.
[11]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[12]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[13]	Zero coupon rate security.
[14]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements
[17]	Swaptions – See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

plc — Public Limited Company

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$62		$62
Preferred Stocks	1,222,158	37,220,996	—	*	38,443,154
Warrants	78	—	26		104
Money Market Funds	43,093,325	—	—		43,093,325
Collateralized Mortgage Obligations	—	875,332,057	4,778,904		880,110,961
Corporate Bonds	—	540,350,570	44,722,733		585,073,303
U.S. Government Securities	—	581,117,559	—		581,117,559
Asset-Backed Securities	—	420,418,241	61,115,410		481,533,651
Senior Floating Rate Interests	—	38,971,642	2,740,780		41,712,422
Federal Agency Bonds	—	26,671,929	—		26,671,929
Municipal Bonds	—	9,478,548	—		9,478,548
Foreign Government Debt	—	5,829,414	—		5,829,414
Federal Agency Discount Notes	—	300,000	—		300,000
Repurchase Agreements	—	773,908	—		773,908
Options Purchased	—	871,360	—		871,360
Interest Rate Swaptions Purchased	—	3,026,447	—		3,026,447
Interest Rate Swap Agreements**	—	4,003,878	—		4,003,878
Total Assets	$44,315,561	$2,544,366,549	$113,357,915		$2,702,040,025

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$71,936	$—	$71,936
Interest Rate Swaptions Written	—	1,453,585	—	1,453,585
Credit Default Swap Agreements**	—	82,479	—	82,479
Forward Foreign Currency Exchange Contracts**	—	106,318	—	106,318
Total Liabilities	$—	$1,714,318	$—	$1,714,318

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$29,589,095	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	16,600,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	14,926,315	Yield Analysis	Yield	4.5%-7.8%	6.8%
Collateralized Mortgage Obligations	4,778,904	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	62	Model Price	Liquidation Value	—	—
Corporate Bonds	27,870,969	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	14,507,500	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	2,344,264	Yield Analysis	Yield	5.8%	—
Senior Floating Rate Interests	2,740,780	Model Price	Purchase Price	—	—
Warrants	26	Model Price	Liquidation Value	—	—
Total Assets	$113,357,915

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2025, the Fund had no transfers into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$47,319,570	$3,964,242	$40,070,150	$766,667	$26	$62	$92,120,717	$-
Purchases/(Receipts)	19,415,555	999,980	5,805,847	1,977,955	-	-	28,199,337	(12,000)
(Sales, maturities and paydowns)/Fundings	(5,751,716)	(37,616)	(615,199)	(4,000)	-	-	(6,408,531)	-
Amortization of premiums/discounts	(6,158)	(10,799)	2,377	160	-	-	(14,420)	(858)
Total realized gains (losses) included in earnings	13,576	-	-	-	-	-	13,576	-
Total change in unrealized appreciation (depreciation) included in earnings	124,583	(136,903)	(540,442)	(2)	-	-	(552,764)	12,858
Ending Balance	$61,115,410	$4,778,904	$44,722,733	$2,740,780	$26	$62	$113,357,915	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2025	$124,583	$(136,903)	$(540,442)	$(2)	$-	$-	$(552,764)	$12,858

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28
BRAVO Residential Funding Trust 2023-NQM8, 7.10% due 10/25/63	8.10%	11/01/27
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27
BRAVO Residential Funding Trust 2024-CES1, 6.38% due 04/25/54	7.38%	04/01/28
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
BRAVO Residential Funding Trust 2025-CES1 2025-CES1, 5.70% due 02/25/55	6.70%	03/01/29
BRAVO Residential Funding Trust 2025-NQM2 2025-NQM2, 5.83% due 11/25/64	6.83%	02/01/29
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70	6.56%	02/01/29
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28
Cross Mortgage Trust 2025-H1, 5.89% due 02/25/70	6.89%	01/01/29
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70	6.66%	02/01/29
EFMT 2025-CES1, 5.73% due 01/25/60	6.73%	02/01/29
Ellington Financial Mortgage Trust 2024-CES1, 5.52% due 01/26/60	6.52%	12/01/28
GCAT 2025-NQM2 Trust 2025-NQM2, 5.60% due 04/25/70	6.60%	06/26/29
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due 02/25/64	6.85%	12/01/28
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69	6.35%	09/01/28
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28
OBX Trust 2024-NQM15, 5.57% due 10/25/64	6.57%	10/01/28
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28
OBX Trust 2025-NQM2, 5.95% due 11/25/64	6.95%	01/01/29
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27
OBX Trust 2024-NQM5, 6.39% due 01/25/64	7.39%	03/01/28

Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28
OBX Trust 2024-NQM1, 5.85% due 12/25/64	6.85%	12/01/28
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26
PRPM 2025-RPL3 LLC 2025-RPL3, 3.25% due 04/25/55	4.25%	04/01/28
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28
Verus Securitization Trust 2025-1, 5.98% due 01/25/70	6.98%	01/01/29
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27
Verus Securitization Trust 2025-2, 5.51% due 03/25/70	6.51%	03/01/29
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54	6.25%	09/01/28
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Notes
4.37%			3.88% - 5.00%
Due 07/01/25	$442,233	$442,287	Due 08/31/25 - 06/15/28	$443,000	$450,666
			U.S. Treasury Strip
			0.00%
			Due 02/15/54	1,699	412
				444,699	451,078
J.P. Morgan Securities LLC			U.S. Treasury Bond
4.37%			3.00%
Due 07/01/25	276,396	276,430	Due 02/15/47	371,200	281,731
			U.S. Treasury Strip
			0.00%
			Due 11/15/25	231	228
				371,431	281,959
Bank of Montreal			U.S. Treasury Bond
4.34%			3.50%
Due 07/01/25	55,279	55,286	Due 02/15/39	61,900	56,441

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 1.2%
Consumer, Cyclical - 0.7%
Alimentation Couche-Tard Inc.*,†††	373,317	$5,711,750
SHO Holding I Corp.*,†††	178	140,023
Total Consumer, Cyclical		5,851,773
Industrial - 0.4%
API Heat Transfer Intermediate*,†††	2,105	2,739,967
BP Holdco LLC*, ,1	244,278	199,683
YAK BLOCKER 2 LLC*,†††	15,530	12,218
YAK BLOCKER 2 LLC*,†††	14,354	11,292
Vector Phoenix Holdings, LP*,†††	244,278	5,170
Targus, Inc.*,†††	12,773	226
Targus, Inc.*,†††	12,773	1
Total Industrial		2,968,557
Consumer, Non-cyclical - 0.1%
Endo, Inc.*	20,157	423,035
Communications - 0.0%
Xplore, Inc.*,††	114,139	265,459
Energy - 0.0%
Permian Production Partners LLC*,†††	401,481	40
Total Common Stocks
(Cost $10,100,185)		9,508,864

RIGHTS† - 0.0%
Basic Materials - 0.0%
Asphalt Intermediate Holdco, LLC
Expiring 12/31/49†††	16,664	69,884
Communications - 0.0%
Xplore, Inc.†††	8,701	1
Total Rights
(Cost $2)		69,885

EXCHANGE-TRADED FUND***,† - 2.6%
SPDR Blackstone Senior Loan ETF	487,631	20,280,573
Total Exchange-Traded Fund
(Cost $20,187,796)		20,280,573

MONEY MARKET FUND***,† - 3.2%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.09%[2]	24,771,672	24,771,672
Total Money Market Fund
(Cost $24,771,672)		24,771,672

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2%
Consumer, Cyclical - 19.1%
Allwyn Entertainment Financing US LLC
6.23% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/02/31	6,363,065	6,318,014
Eagle Parent Corp.
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	6,167,812	6,104,839
PetSmart LLC
8.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	6,111,875	6,036,760
Restaurant Brands
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	5,275,706	5,247,111
Congruex Group LLC
10.93% (3 Month Term SOFR + 1.50%, Rate Floor: 2.25%) (in-kind rate was 5.00%) due 05/03/29[3]	6,042,873	5,206,963
Flutter Entertainment plc
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 11/30/30	4,934,850	4,916,344
Peer Holding III BV
6.80% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/28/30	3,732,300	3,752,119
6.80% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31	987,525	991,969
Cedar Fair LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/01/31	4,455,000	4,455,000
Grant Thornton Advisors LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/02/31	4,427,085	4,419,337
Prime Security Services Borrower LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/13/30	3,541,653	3,541,653
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/07/32	856,111	847,909
Entain Holdings (Gibraltar) Ltd.
6.67% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 03/29/27	2,619,613	2,620,425
7.02% (6 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/31/29	1,584,000	1,588,784
Thevelia US LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29	3,876,140	3,876,954

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Consumer, Cyclical - 19.1% (continued)
Caesars Entertainment, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31		2,396,424	$2,391,943
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30		1,389,750	1,386,970
Galaxy US Opco, Inc.
5.01% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 07/31/30		4,062,350	3,762,751
Scientific Games Corp.
7.28% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29		3,669,131	3,664,324
Belron Finance US LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31		3,409,238	3,421,102
Imagefirst Holdings LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/32		3,220,000	3,215,975
Life Time, Inc.
6.53% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/05/31		3,169,075	3,175,413
Rent-A-Center, Inc.
7.03% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28†††		3,003,733	3,011,242
AmSpec Parent LLC
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31		2,938,137	2,949,155
CCRR Parent, Inc.
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28		7,307,241	2,886,360
ATG Entertainment
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 04/17/32		2,875,000	2,878,594
Burlington Coat Factory Warehouse Corp.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/24/31		2,693,216	2,679,750
Apro LLC
8.06% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31		2,630,125	2,618,079
TransNetwork LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/29/30		2,466,204	2,467,757
Secretariat Advisors LLC
8.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/24/32†††		2,400,115	2,400,115
Packers Holdings LLC
7.68% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28		4,372,521	2,339,299
Seren BidCo AB
7.66% (3 Month Term SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28		2,252,348	2,255,888
Bulldog Purchaser, Inc.
8.04% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/28/31		2,216,838	2,219,609
EG Finco Ltd.
6.45% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 02/07/28	EUR	1,697,592	2,004,310
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/07/28		206,822	207,486
Station Casinos LLC
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/31		2,111,305	2,113,860
Seaworld Parks & Entertainment, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 12/04/31		2,084,250	2,079,039
Tripadvisor, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31		2,079,524	2,071,726
Alterra Mountain Co.
7.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/17/28		2,032,940	2,040,563
Clarios Global, LP
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/06/30		2,026,114	2,018,517
Holding Socotec SAS
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/30/28		1,999,800	2,001,460
Sweetwater Sound
8.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28		1,871,780	1,871,780
Alexander Mann
10.36% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27		1,936,704	1,871,340

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Consumer, Cyclical - 19.1% (continued)
First Brands Group LLC
9.54% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		1,868,629	$1,762,229
Citrin Cooperman Advisors LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/01/32		1,756,667	1,753,733
Frontdoor, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/19/31		1,587,025	1,590,009
Arcis Golf LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/28/28		1,213,907	1,213,907
7.06% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/24/28		353,250	353,250
PCI Gaming Authority, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31		1,562,707	1,561,191
MX Holdings US, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/19/32		1,486,356	1,491,930
DK Crown Holdings, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/04/32		1,372,629	1,367,482
Fertitta Entertainment LLC
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/27/29		1,369,385	1,366,988
Asphalt Atd Holdco, LLC
11.30% (3 Month Term SOFR + 7.00%, Rate Floor: 7.00%) (in-kind rate was 4.00%) due 02/28/30†††,3		1,334,018	1,334,018
Mavis Tire Express Services TopCo Corp.
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/04/28		1,151,714	1,150,436
Student Transportation Of America Holdings, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/10/32		886,667	888,050
Blue Ribbon LLC
12.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) (in-kind rate was 4.00%) due 05/08/28[3]		871,781	871,781
American Auto Auction Group LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 05/22/32		718,200	720,671
1-800 Contacts
6.78% (3 Month Term SOFR + 2.50%, Rate Floor: 3.25%) due 11/08/32		676,075	677,414
Dealer Tire LLC
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/02/31		555,807	552,333
WW International, Inc.
8.04% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28[4]		1,653,750	541,603
CHG Healthcare Services, Inc.
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 09/29/28		507,864	509,418
Hilton Worldwide Finance LLC
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/08/30		427,249	428,518
SHO Holding I Corp.
10.94% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††		261,140	259,170
5.72% (1 Month Term SOFR + 4.90%, Rate Floor: 5.90%) due 06/30/29†††		98,026	86,263
American Tire Distributors, Inc.
due 10/20/28†††,4		2,730,000	3
Total Consumer, Cyclical			148,408,985
Industrial - 17.2%
Pelican Products, Inc.
8.81% (1 Month Term SOFR + 4.51%, Rate Floor: 5.01%) due 12/29/28		8,844,731	7,705,972
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32		5,904,916	5,877,871
Park River Holdings, Inc.
7.80% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27		5,877,472	5,710,493
Duran Group Holding GmbH
7.55% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 05/31/26	EUR	4,527,760	5,094,263
White Cap Supply Holdings LLC
7.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29		4,899,811	4,865,512

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Industrial - 17.2% (continued)
TransDigm, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/28/31	3,175,133	$3,180,530
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	1,518,525	1,520,560
Michael Baker International LLC
8.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	4,606,456	4,623,730
Quikrete Holdings, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	2,583,525	2,579,004
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	1,324,125	1,323,105
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31	716,400	714,810
Fugue Finance LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 01/09/32	4,488,686	4,513,014
DXP Enterprises, Inc.
8.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	4,418,660	4,443,537
DG Investment Intermediate Holdings 2, Inc.
7.94% (1 Month Term SOFR + 3.86%, Rate Floor: 4.61%) due 03/31/28	4,443,266	4,438,778
Amentum Holdings, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/29/31	4,404,284	4,393,273
LBM Acquisition LLC
8.16% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	4,219,711	3,929,606
Hobbs & Associates LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	3,750,362	3,744,512
Engineered Machinery Holdings, Inc.
8.06% (3 Month Term SOFR + 4.01%, Rate Floor: 4.76%) due 05/19/28	3,440,388	3,459,448
United Airlines, Inc.
6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	3,331,398	3,332,797
Aegion Corp.
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	2,998,764	3,004,912
Merlin Buyer, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28	2,917,764	2,895,881
Brown Group Holding LLC
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31	1,991,426	1,992,820
6.81% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31	891,096	892,005
Pregis TopCo LLC
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/28/29	2,758,088	2,763,604
Engineering Research And Consulting LLC
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31	2,537,250	2,473,819
Cognita Ltd.
8.29% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	2,458,163	2,472,494
Cube A&D Buyer, Inc.
7.52% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/17/31	2,388,768	2,398,466
Foundation Building Materials Holding Company LLC
8.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	2,271,250	2,219,329
Anchor Packaging LLC
7.56% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29	2,207,700	2,218,187
ASP Dream Acquisiton Co. LLC
8.68% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	2,250,037	2,171,286
API Heat Transfer Thermasys Corp.
12.58% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	1,365,860	1,365,860
9.58% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	790,538	790,538
Atlantic Aviation
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31	2,159,150	2,153,579
Savage Enterprises LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 09/15/28	2,000,000	2,004,320

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Industrial - 17.2% (continued)
STS Operating, Inc.
8.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	1,990,800	$1,956,459
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	1,811,313	1,772,822
Jefferies Finance LLC
6.43% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/02/32	1,730,663	1,734,989
Red SPV LLC
6.56% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/06/32	1,715,350	1,711,062
Air Canada
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	1,639,250	1,638,742
Osmose Utility Services, Inc.
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	1,729,284	1,619,042
Artera Services LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	1,930,563	1,609,819
Albion Financing 3 SARL
7.32% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 08/16/29	1,596,422	1,597,428
Vista Management Holding, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/26/31	1,572,823	1,575,450
NA Rail HoldCo LLC
7.31% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/26/32	1,515,000	1,517,363
Madison Safety & Flow LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/26/31	1,358,521	1,360,219
ProAmpac PG Borrower LLC
8.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 09/15/28	1,209,536	1,212,257
FCG Acquisitions, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	1,160,930	1,160,826
Ring Container Technologies Group, LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/28	1,031,554	1,034,133
Herc Holdings, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/20/32	995,000	997,905
Standard Industries, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/22/28	824,597	825,669
Knife River Corp.
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/08/32	730,252	731,625
MI Windows And Doors LLC
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31	722,700	723,560
SiteOne Landscaping Supply Holding LLC
6.06% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 03/23/30	696,500	697,809
Beacon Roofing Supply, Inc.
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/23/32	602,556	606,147
American Residential Services LLC
7.53% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/02/32	562,073	562,775
Total Industrial		133,914,016
Financial - 14.8%
Citadel Securities, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	6,348,952	6,371,998
Apex Group Treasury LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	5,430,796	5,407,064
Nexus Buyer LLC
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	5,115,052	5,129,067
Corpay, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	5,111,439	5,110,366
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	4,905,381	4,915,584
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	4,753,108	4,746,977

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Financial - 14.8% (continued)
Focus Financial Partners LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	4,283,054	$4,272,903
Ardonagh Midco 3 plc
7.04% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/15/31	4,189,183	4,152,528
Orion Advisor Solutions, Inc.
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30	4,119,156	4,138,804
Pex Holdings LLC
6.97% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/26/31	4,017,253	4,017,253
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	3,983,983	3,864,901
Asurion LLC
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	3,918,449	3,816,804
Franchise Group, Inc.
9.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 07/05/25	2,479,369	2,231,432
13.44% (3 Month Term SOFR + 9.11%, Rate Floor: 10.11%) due 07/05/25	1,430,172	1,428,384
Cobham Ultra SeniorCo SARL
8.18% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/03/29	3,656,572	3,657,889
HighTower Holding LLC
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/03/32	3,618,783	3,606,733
GIP Pilot Acquisition Partners LP
6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/04/30	3,529,349	3,532,279
Trans Union LLC
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 06/24/31	3,251,120	3,253,721
Virtu Financial
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	3,085,000	3,092,712
Tegra118 Wealth Solutions, Inc.
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	2,762,306	2,723,164
Franklin Square Holdings, LP
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/25/31	2,693,532	2,686,798
Eisner Advisory Group
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	2,508,151	2,517,557
Delos Aircraft Leasing
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/31/27	2,508,571	2,514,843
USI, Inc.
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/29	2,505,625	2,500,538
Alliant Holdings Intermediate LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31	2,485,913	2,486,187
Harbourvest Partners LP
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/18/30†††	2,440,959	2,440,959
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	2,368,100	2,371,060
CPI Holdco B LLC
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	2,311,104	2,303,015
CFC USA 2025 LLC
due 05/29/32	2,250,000	2,238,750
Starwood Property Mortgage LLC
6.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 01/02/30	1,996,568	2,000,322
Assetmark Financial Holdings, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31	1,791,000	1,793,239
Alter Domus
7.24% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/30/31	1,750,136	1,761,039
Orion US FinCo
due 05/19/32	1,685,000	1,690,055
Aretec Group, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	1,591,326	1,593,475
AqGen Island Holdings, Inc.
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28	1,382,649	1,384,087

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Financial - 14.8% (continued)
Walker & Dunlop, Inc.
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/32	1,338,682	$1,342,029
IMC Global Holdings
7.81% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/02/32	1,265,000	1,271,325
Saphilux SARL
due 07/27/28	1,025,000	1,029,694
Franchise Group, Inc.
9.25% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26†††,4	1,613,637	80,682
Total Financial		115,476,217
Technology - 12.1%
Polaris Newco LLC
8.29% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/02/28	5,862,944	5,707,400
Wrench Group LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	5,316,429	5,291,495
Boxer Parent Co., Inc.
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	5,107,064	5,071,621
DCert Buyer, Inc.
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	5,107,259	5,054,042
CoreLogic, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	4,677,679	4,623,605
Planview Parent, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	4,739,690	4,603,424
Sabre GLBL, Inc.
9.43% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	3,296,299	3,263,336
10.43% (1 Month Term SOFR + 6.00%, Rate Floor: 7.50%) due 11/15/29	999,434	979,245
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	342,426	335,821
DS Admiral Bidco LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	4,598,604	4,575,611
Ascend Learning, LLC
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/11/28	4,562,943	4,560,114
E2open LLC
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28	4,453,602	4,466,340
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	3,988,395	4,008,337
Gen Digital, Inc.
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/32	2,610,000	2,604,128
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29	1,228,009	1,225,713
Cloud Software Group, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/30/29	3,620,657	3,623,119
Xerox Corp.
8.27% ((3 Month Term SOFR + 4.00%) and (6 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	3,741,383	3,602,241
Conair Holdings LLC
8.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	4,615,110	3,353,662
Indicor LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/22/29	3,009,087	3,000,632
Blackhawk Network Holdings, Inc.
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	2,733,812	2,746,634
Modena Buyer LLC
8.78% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	2,738,335	2,632,225
Instructure Holdings, Inc.
7.21% (6 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/13/31	2,525,273	2,527,344
Athenahealth Group, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/15/29	2,513,133	2,509,212
CACI International, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/30/31	2,480,019	2,472,281
Zuora, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/32	2,247,291	2,235,110

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Technology - 12.1% (continued)
World Wide Technology Holding Company LLC
6.56% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30	1,867,547	$1,874,550
Central Parent LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	2,086,012	1,736,814
Dye & Durham Corp.
8.65% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	1,424,464	1,434,079
RealPage, Inc.
7.56% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/24/28	1,224,834	1,215,403
Leia Finco US LLC
7.46% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	1,085,327	1,085,739
Waystar Technologies, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/22/29	809,951	811,473
Imprivata, Inc.
7.82% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/01/27	632,227	634,161
Clearwater Analytics, LLC
6.52% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	500,000	499,375
Total Technology		94,364,286
Consumer, Non-cyclical -10.2%
Bombardier Recreational Products, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	6,321,877	6,315,302
Quirch Foods Holdings LLC
9.57% (3 Month Term SOFR + 5.26%, Rate Floor: 6.00%) due 10/27/27	6,498,835	6,058,994
Recess Holdings, Inc.
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	4,785,696	4,795,889
Medical Solutions Parent Holdings, Inc.
7.88% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	9,005,814	4,667,984
Dermatology Intermediate Holdings III, Inc.
8.53% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/30/29	5,084,346	4,597,113
HAH Group Holding Co. LLC
9.33% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	4,731,611	4,582,044
Del Monte Foods, Inc.
15.47% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) (in-kind rate was 3.00%) due 08/02/28[3]	2,105,964	1,890,103
8.72% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/02/28	3,329,210	1,831,066
Southern Veterinary Partners LLC
7.53% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	3,541,597	3,543,014
Hayward Industries, Inc.
6.94% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/30/28	3,519,008	3,526,644
IVI America LLC
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/18/31	2,312,085	2,327,992
due 04/09/31	625,000	629,300
Topgolf Callaway Brands Corp.
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	2,700,000	2,654,100
Aramark Services, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30	2,596,159	2,599,404
Balrog Acquisition, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28	2,543,353	2,492,486
Outcomes Group Holdings, Inc.
8.08% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/06/31	2,353,190	2,364,462
Pacific Dental Services LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/15/31	2,328,921	2,328,920
Chefs' Warehouse, Inc.
7.33% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/23/29	2,142,609	2,146,187
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	2,156,157	2,130,563
Midwest Physician Administrative Services
7.81% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/12/28	2,289,398	2,125,316

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Consumer, Non-cyclical -10.2% (continued)
Grifols Worldwide Operations USA, Inc.
6.48% (3 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	2,130,000	$2,122,311
Energizer Holdings, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/13/32	1,926,199	1,928,010
Sazerac Co Inc.
due 06/24/32	1,872,600	1,870,259
Hanger, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	1,837,600	1,839,364
Blue Ribbon LLC
10.29% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	2,333,333	1,783,063
Ceva Sante
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/08/30	1,635,900	1,635,213
Resonetics LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/18/31	1,517,155	1,517,109
Nomad Foods Ltd.
6.54% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/12/29	1,039,500	1,038,201
Bausch Health Companies, Inc.
10.56% (1 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/08/30	1,055,000	1,015,269
Culligan
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/31/28	997,500	995,435
MDVIP
7.08% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/16/28	307,513	307,224
Total Consumer, Non-cyclical		79,658,341
Communications - 6.7%
CSC Holdings LLC
8.81% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	6,609,928	6,510,846
Virgin Media Bristol LLC
7.37% (6 Month Term SOFR + 3.18%, Rate Floor: 3.18%) due 03/02/31	6,016,233	5,932,848
McGraw Hill Education, Inc.
7.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 08/06/31	5,163,670	5,177,663
Zayo Group Holdings, Inc.
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/09/27	3,870,000	3,709,550
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,148,468	1,090,126
Cengage Learning, Inc.
7.83% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	4,403,901	4,410,771
Speedster Bidco GmbH
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	4,203,607	4,222,018
Charter Communications Operating LLC
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/07/30	3,201,250	3,198,689
Authentic Brands
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/11/32	2,992,500	2,983,762
Playtika Holding Corp.
7.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	2,577,549	2,530,354
Midcontinent Communications
9.00% (Commercial Prime Lending Rate + 1.50%, Rate Floor: 1.50%) due 08/16/31	2,487,500	2,492,674
Altice France SA
9.76% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	2,471,208	2,233,009
UPC Financing Partnership
6.79% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32	2,221,614	2,215,127
Level 3 Financing, Inc.
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/21/32	1,696,500	1,713,821
Xplore, Inc.
6.09% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31	2,024,633	1,494,847
UFC Holdings LLC
6.57% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/31	1,417,875	1,422,526

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Communications - 6.7% (continued)
Xplore, Inc.
9.59% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[3]		573,324	$541,791
Total Communications			51,880,422
Basic Materials - 3.3%
Arsenal AIC Parent LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30		4,937,127	4,926,018
Discovery Purchaser Corp.
8.02% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29		4,300,240	4,290,822
CTEC III GmbH
5.76% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR	3,557,000	4,040,137
NIC Acquisition Corp.
8.31% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27		3,528,762	3,070,023
Vantage Specialty Chemicals, Inc.
9.03% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26		2,218,125	2,139,293
Platform Specialty Products
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 12/18/30		1,880,741	1,885,048
Novelis Holdings, Inc.
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/11/32		1,412,333	1,414,098
Nouryon USA LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/03/28		1,045,848	1,049,906
7.51% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/03/28		286,173	287,246
SCIH Salt Holdings, Inc.
7.28% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 01/31/29		867,825	867,460
GrafTech Finance, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29		670,035	671,710
Trinseo Materials Operating S.C.A.
7.09% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28		1,536,000	656,425
A-AP Buyer, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/09/31		646,750	645,133
Total Basic Materials			25,943,319
Energy - 3.3%
Colonial Pipeline
due 06/11/32		4,596,200	4,562,878
Par Petroleum LLC
8.01% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30		4,404,188	4,346,405
AL GCX Holdings LLC
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/17/29		3,423,812	3,423,195
TransMontaigne Operating Company, LP
7.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/17/28		2,514,686	2,522,708
WhiteWater DBR Holdco LLC
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/03/31		1,851,036	1,851,036
ITT Holdings LLC
7.05% (1 Month Term SOFR + 2.73%, Rate Floor: 3.23%) due 10/11/30		1,773,525	1,775,299
Traverse Midstream Partners LLC
7.28% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 02/16/28		1,607,322	1,609,332
Whitewater Matterhorn Holdings LLC
6.57% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/32		1,560,000	1,557,722
Buckeye Partners, LP
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/22/30		819,324	819,668
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/01/26		592,490	592,975
CVR Energy, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/30/27		1,317,550	1,315,350

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 88.2% (continued)
Energy - 3.3% (continued)
Bip PipeCo Holdings LLC
6.53% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30	1,226,828	$1,224,068
Total Energy		25,600,636
Utilities - 1.5%
UGI Energy Services LLC
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30	4,068,100	4,079,288
TerraForm Power Operating LLC
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/21/29	3,820,832	3,816,056
NRG Energy, Inc.
6.03% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/16/31	2,679,263	2,682,612
AL GCX Holdings LLC
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/30/32	763,458	762,030
Total Utilities		11,339,986
Total Senior Floating Rate Interests
(Cost $709,050,973)		686,586,208

CORPORATE BONDS†† - 5.2%
Consumer, Non-cyclical - 2.0%
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	2,975,000	2,875,415
Sotheby's
7.38% due 10/15/27[5]	2,875,000	2,841,904
ADT Security Corp.
4.13% due 08/01/29[5]	2,875,000	2,777,365
Tenet Healthcare Corp.
4.38% due 01/15/30	2,800,000	2,710,401
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[5]	1,730,000	1,678,208
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,500,211
WW International, Inc.
4.50% due 04/15/29†††,4,5	2,875,000	945,156
Total Consumer, Non-cyclical		15,328,660
Communications - 1.1%
VZ Secured Financing B.V.
5.00% due 01/15/32[5]	3,500,000	3,113,629
Altice France S.A.
5.50% due 10/15/29[5]	2,850,000	2,362,408
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	1,575,000	1,584,488
Level 3 Financing, Inc.
11.00% due 11/15/29[5]	803,989	922,246
Match Group Holdings II LLC
5.00% due 12/15/27[5]	350,000	348,080
4.63% due 06/01/28[5]	300,000	292,748
Total Communications		8,623,599
Consumer, Cyclical - 0.8%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]	5,000,000	4,789,083
Crocs, Inc.
4.13% due 08/15/31[5]	1,755,000	1,580,398
4.25% due 03/15/29[5]	80,000	76,319
Total Consumer, Cyclical		6,445,800
Industrial - 0.6%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[5]	2,875,000	2,882,622
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[5]	2,120,000	1,674,800
Standard Industries, Inc.
4.38% due 07/15/30[5]	270,000	255,647
Total Industrial		4,813,069
Basic Materials - 0.3%
WR Grace Holdings LLC
4.88% due 06/15/27[5]	1,975,000	1,963,590
Mirabela Nickel Ltd.
due 06/24/19†††,4,6	1,279,819	6,399
Total Basic Materials		1,969,989
Financial - 0.2%
Hunt Companies, Inc.
5.25% due 04/15/29[5]	1,850,000	1,782,573
Energy - 0.2%
Sunoco Limited Partnership / Sunoco Finance Corp.
6.00% due 04/15/27	1,400,000	1,399,618
5.88% due 03/15/28	95,000	95,254
Total Energy		1,494,872
Total Corporate Bonds
(Cost $44,682,768)		40,458,562

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.0%
Residential Mortgage-Backed Securities - 1.0%
RALI Series Trust
2006-QO6, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	10,472,375	2,242,770
2006-QO2, 4.87% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	416,751	70,246

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.0% (continued)
Residential Mortgage-Backed Securities - 1.0% (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 5.21% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	1,908,116	$1,597,990
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.24% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,343,204	1,124,415
American Home Mortgage Assets Trust
2006-4, 4.64% (1 Month Term SOFR + 0.32%, Rate Floor: 0.32%) due 10/25/46◊	2,039,980	1,027,632
Lehman XS Trust Series
2006-16N, 4.81% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,016,787	894,281
Alliance Bancorp Trust
2007-OA1, 4.91% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	297,365	264,873
Nomura Resecuritization Trust
2015-4R, 6.24% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,5	235,873	229,574
Morgan Stanley Re-REMIC Trust
2010-R5, 4.74% due 06/26/36[5]	182,217	176,024
GSAA Home Equity Trust
2007-7, 4.97% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	49,202	47,172
New Century Home Equity Loan Trust
2004-4, 5.23% (1 Month Term SOFR + 0.91%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	10,914	13,610
Total Residential Mortgage-Backed Securities		7,688,587
Total Collateralized Mortgage Obligations
(Cost $11,271,233)		7,688,587

ASSET-BACKED SECURITIES†† - 0.0%
Collateralized Loan Obligations - 0.0%
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[5,7]	2,071,948	74,221
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,7]	977,702	2,068
Total Collateralized Loan Obligations		76,289
Total Asset-Backed Securities
(Cost $0)		76,289
Total Investments - 101.4%
(Cost $820,064,629)		$789,440,640
Other Assets & Liabilities, net - (1.4)%		(10,573,608)
Total Net Assets - 100.0%		$778,867,032

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CAD	Sell	429,000	314,501 USD	07/16/25	$(797)
UBS AG	EUR	Sell	188,000	218,548 USD	07/16/25	(3,167)
Barclays Bank plc	EUR	Sell	9,470,000	10,904,506 USD	07/16/25	(263,813)
						$(267,777)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2025.
[3]	Payment-in-kind security.
[4]	Security is in default of interest and/or principal obligations.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $35,228,566 (cost $40,824,278), or 4.5% of total net assets.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,399 (cost $1,160,811), or less than 0.1% of total net assets — See Note 6.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CAD — Canadian Dollar

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$423,035	$265,459	$8,820,370	$9,508,864
Rights	—	—	69,885	69,885
Exchange-Traded Funds	20,280,573	—	—	20,280,573
Money Market Fund	24,771,672	—	—	24,771,672
Senior Floating Rate Interests	—	674,817,358	11,768,850	686,586,208
Corporate Bonds	—	39,507,007	951,555	40,458,562
Collateralized Mortgage Obligations	—	7,688,587	—	7,688,587
Asset-Backed Securities	—	76,289	—	76,289
Total Assets	$45,475,280	$722,354,700	$21,610,660	$789,440,640

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$267,777	$—	$267,777
Unfunded Loan Commitments (Note 5)	—	—	228	228
Total Liabilities	$—	$267,777	$228	$268,005

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$5,711,750	Model Price	Purchase Price	—	—
Common Stocks	3,084,843	Enterprise Value	Valuation Multiple	2.6x-9.2x	5.0x
Common Stocks	23,777	Model Price	Liquidation Value	—	—
Corporate Bonds	945,156	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	6,399	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Right	69,885	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	7,932,998	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	3,490,419	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	345,433	Yield Analysis	Yield	10.8%-15.4%	12.1%
Total Assets	$21,610,660
Liabilities:
Unfunded Loan Commitments	$228	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2025, the Fund had securities with a total value of $4,037,080 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $21,625,232 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Rights	Total Assets	Unfunded Loan Commitments

Beginning Balance	$6,399	$35,335,387	$3,525,308	$-	$38,867,094	$(20,064)
Purchases/(Receipts)	-	4,281,559	5,491,531	2	9,773,092	(10,239)
(Sales, maturities and paydowns)/Fundings	-	(6,211,684)	(563)	-	(6,212,247)	10,536
Amortization of premiums/discounts	-	164,619	-	-	164,619	11,250
Corporate actions	-	3,560,765	-	-	3,560,765	-
Total realized gains (losses) included in earnings	-	(4,358,573)	(190)	-	(4,358,763)	(995)
Total change in unrealized appreciation (depreciation) included in earnings	-	(2,469,915)	(195,716)	69,883	(2,595,748)	9,284
Transfers into Level 3	945,156	3,091,924	-	-	4,037,080	-
Transfers out of Level 3	-	(21,625,232)	-	-	(21,625,232)	-
Ending Balance	$951,555	$11,768,850	$8,820,370	$69,885	$21,610,660	$(228)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2025	$-	$(2,648,723)	$(195,927)	$69,883	$(2,774,767)	$(228)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25
Common Stocks
BP Holdco LLC*	$296,099	$–	$–	$–	$(96,416)	$199,683	244,278

*	Non-income producing security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 0.7%
Consumer, Cyclical - 0.4%
Alimentation Couche-Tard Inc.*,†††	49,358	$755,178
Accuride Corp*,†††,1	282,985	28
Accuride Liquidating Trust*,†††,1	17	–
Total Consumer, Cyclical		755,206
Consumer, Non-cyclical - 0.3%
Endo, Inc.*	22,747	477,391
Save-A-Lot*,†††	797,632	80
Endo Guc Trust — Class A*,†††	13,040	1
Total Consumer, Non-cyclical		477,472
Industrial - 0.0%
BP Holdco LLC*,†††,1	23,711	19,383
YAK BLOCKER 2 LLC*,†††	6,243	4,911
YAK BLOCKER 2 LLC*,†††	5,770	4,539
Vector Phoenix Holdings, LP*,†††	23,711	502
Targus, Inc.*,†††	12,825	227
Targus, Inc.*,†††	12,825	1
Total Industrial		29,563
Energy - 0.0%
Legacy Reserves, Inc.†††	3,452	389
Permian Production Partners LLC*,†††	57,028	6
Total Energy		395
Financial - 0.0%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	1,210,000	121
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	950,000	95
Avison Young (Canada), Inc.*,††	132	13
Total Financial		229
Total Common Stocks
(Cost $1,248,942)		1,262,865

PREFERRED STOCKS† - 1.6%
Financial - 1.3%
Citigroup, Inc.††
7.63%	775,000	815,604
Bank of America Corp.††
6.63%	700,000	724,957
Goldman Sachs Group, Inc.††
7.50%	475,000	504,395
American National Group, Inc.
7.38%	18,000	469,260
Avison Young (Canada), Inc.*,††	185,779	4,273
Total Financial		2,518,489
Energy - 0.3%
Venture Global LNG, Inc.
9.00%3,††	475,000	461,794
Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	1
Total Preferred Stocks
(Cost $3,400,305)		2,980,284

RIGHTS† - 0.0%
Asphalt Intermediate Holdco, LLC
Expiring 12/31/49†††	2,203	9,239
Total Rights
(Cost $–)		9,239

WARRANT† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	4	–
Total Warrant
(Cost $9)		-

MONEY MARKET FUND***,† - 2.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.11%[4]	5,533,676	5,533,676
Total Money Market Fund
(Cost $5,533,676)		5,533,676

	Face Amount~
CORPORATE BONDS†† - 81.1%
Consumer, Cyclical - 15.1%
Caesars Entertainment, Inc.
6.00% due 10/15/32[3]		900,000	882,641
8.13% due 07/01/27[3]		306,000	306,092
6.50% due 02/15/32[3]		150,000	153,917
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[3]		1,225,000	1,213,370
Wabash National Corp.
4.50% due 10/15/28[3]		1,325,000	1,198,648
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[3]		1,225,000	1,158,969
Beach Acquisition Bidco, LLC
5.88% due 07/01/32	EUR	975,000	1,156,503
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[3]		1,100,000	1,144,896
Wolverine World Wide, Inc.
4.00% due 08/15/29[3]		1,200,000	1,075,922
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[3]		1,100,000	1,060,024
Flutter Treasury DAC
5.88% due 06/04/31[3]		1,050,000	1,057,875
Crocs, Inc.
4.25% due 03/15/29[3]		1,094,000	1,043,664
Life Time, Inc.
6.00% due 11/15/31[3]		1,025,000	1,041,349
Station Casinos LLC
4.63% due 12/01/31[3]		700,000	655,714
6.63% due 03/15/32[3]		375,000	383,442
Newell Brands, Inc.
6.38% due 09/15/27		500,000	506,714
6.63% due 05/15/32		400,000	381,583
Scotts Miracle-Gro Co.
4.38% due 02/01/32		500,000	459,131
4.00% due 04/01/31		425,000	390,364
Velocity Vehicle Group LLC
8.00% due 06/01/29[3]		850,000	849,313

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 81.1% (continued)
Consumer, Cyclical - 15.1% (continued)
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[3]		475,000	$477,080
6.75% due 05/15/28[3]		350,000	359,259
AccorInvest Group S.A.
6.38% due 10/15/29[3]	EUR	425,000	525,101
5.50% due 11/15/31	EUR	250,000	299,493
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[3]		550,000	553,527
7.13% due 02/15/31[3]		175,000	186,631
RB Global Holdings, Inc.
7.75% due 03/15/31[3]		450,000	473,067
6.75% due 03/15/28[3]		250,000	256,443
ONE Hotels GmbH
7.75% due 04/02/31[3]	EUR	575,000	726,054
Whirlpool Corp.
6.50% due 06/15/33		575,000	576,841
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[3]		575,000	560,711
Park River Holdings, Inc.
5.63% due 02/01/29[3]		675,000	546,690
Penn Entertainment, Inc.
4.13% due 07/01/29[3]		579,000	536,506
Vail Resorts, Inc.
6.50% due 05/15/32[3]		500,000	516,625
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[3]		525,000	502,854
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]		475,000	483,407
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[3]		414,000	433,046
Asbury Automotive Group, Inc.
5.00% due 02/15/32[3]		450,000	428,161
Superior Plus, LP
4.25% due 05/18/28[3]	CAD	550,000	394,057
United Airlines, Inc.
4.63% due 04/15/29[3]		400,000	388,266
Somnigroup International, Inc.
3.88% due 10/15/31[3]		425,000	386,395
QXO Building Products, Inc.
6.75% due 04/30/32[3]		375,000	386,326
Sabre GLBL, Inc.
7.38% due 09/01/25[2]		320,000	320,400
Papa John's International, Inc.
3.88% due 09/15/29[3]		325,000	315,587
Allison Transmission, Inc.
5.88% due 06/01/29[3]		275,000	277,801
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[3]		250,000	240,443
Hilton Domestic Operating Company, Inc.
5.88% due 03/15/33[3]		234,000	238,417
Gates Corp.
6.88% due 07/01/29[3]		200,000	207,673
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[3]		200,000	202,824
Six Flags Entertainment Corporation /Six Flags Theme Parks Incorporated/ Canada's Wonderland Co.
6.63% due 05/01/32[3]		175,000	180,501
New Flyer Holdings, Inc.
9.25% due 07/01/30[3]		125,000	131,880
Six Flags Entertainment Corp.
7.00% due 07/01/25[3]		117,000	117,000
Total Consumer, Cyclical			28,349,197
Industrial - 14.2%
Trinity Industries, Inc.
7.75% due 07/15/28[3]		1,725,000	1,796,649
GrafTech Finance, Inc.
4.63% due 12/23/29[3]		2,500,000	1,712,500
Enviri Corp.
5.75% due 07/31/27[3]		1,575,000	1,554,466
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[3]		1,025,000	1,041,802
9.25% due 04/15/27[3]		500,000	496,494
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[3]		1,225,000	1,227,859
5.25% due 07/15/28[3]		300,000	300,795
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[3]		1,525,000	1,465,441
JH North America Holdings, Inc.
5.88% due 01/31/31[3]		1,375,000	1,387,006
Quikrete Holdings, Inc.
6.75% due 03/01/33[3]		475,000	490,117
6.38% due 03/01/32[3]		475,000	488,452
TransDigm, Inc.
6.88% due 12/15/30[3]		925,000	959,769
Waste Pro USA, Inc.
7.00% due 02/01/33[3]		900,000	934,306
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[3]		825,000	843,292
Builders FirstSource, Inc.
6.75% due 05/15/35[3]		500,000	514,807
6.38% due 03/01/34[3]		200,000	203,815
4.25% due 02/01/32[3]		100,000	92,646
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[3]		800,000	760,493
Clearwater Paper Corp.
4.75% due 08/15/28[3]		750,000	710,570

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 81.1% (continued)
Industrial - 14.2% (continued)
Arcosa, Inc.
4.38% due 04/15/29[3]		700,000	$677,141
Clarios Global LP
4.75% due 06/15/31	EUR	550,000	650,462
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[3]		575,000	588,085
Enpro, Inc.
6.13% due 06/01/33[3]		550,000	562,277
Nidda Healthcare Holding
5.63% due 02/21/30	EUR	450,000	540,238
Standard Industries, Inc.
4.38% due 07/15/30[3]		550,000	520,763
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[3]		525,000	520,375
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[3]		500,000	501,536
Hillenbrand, Inc.
3.75% due 03/01/31		550,000	492,630
Lottomatica Group SpA
4.88% due 01/31/31	EUR	400,000	483,195
Calderys Financing LLC
11.25% due 06/01/28[3]		425,000	450,557
Axon Enterprise, Inc.
6.25% due 03/15/33[3]		400,000	411,865
Graphic Packaging International LLC
6.38% due 07/15/32[3]		375,000	382,903
Crown Americas LLC
5.88% due 06/01/33[3]		375,000	377,563
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[3]		350,000	368,367
Amsted Industries, Inc.
4.63% due 05/15/30[3]		375,000	360,688
Standard Building Solutions, Inc.
6.50% due 08/15/32[3]		350,000	358,622
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[3]		300,000	318,238
Wrangler Holdco Corp.
6.63% due 04/01/32[3]		275,000	286,292
Artera Services LLC
8.50% due 02/15/31[3]		333,038	277,328
Clean Harbors, Inc.
6.38% due 02/01/31[3]		225,000	230,518
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[3]		175,000	179,490
EnerSys
6.63% due 01/15/32[3]		175,000	178,942
Total Industrial			26,699,354
Consumer, Non-cyclical - 13.5%
CPI CG, Inc.
10.00% due 07/15/29[3]		1,650,000	1,738,687
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]		1,200,000	1,080,626
Williams Scotsman, Inc.
7.38% due 10/01/31[3]		725,000	763,134
6.63% due 04/15/30[3]		300,000	311,625
HAH Group Holding Company LLC
9.75% due 10/01/31[3]		1,075,000	1,065,769
Carriage Services, Inc.
4.25% due 05/15/29[3]		1,075,000	1,015,742
Bausch Health Companies, Inc.
4.88% due 06/01/28[3]		1,200,000	1,012,254
TriNet Group, Inc.
7.13% due 08/15/31[3]		950,000	989,516
Upbound Group, Inc.
6.38% due 02/15/29[3]		989,000	978,361
Tenet Healthcare Corp.
6.75% due 05/15/31		675,000	698,348
6.13% due 06/15/30		275,000	279,781
Post Holdings, Inc.
4.63% due 04/15/30[3]		600,000	576,740
6.25% due 10/15/34[3]		350,000	351,988
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.00% due 05/21/30[3]		900,000	918,475
Boost Newco Borrower LLC
7.50% due 01/15/31[3]		850,000	902,288
BCP V Modular Services Finance II plc
4.75% due 10/30/28[3]	EUR	736,000	851,241
Medline Borrower, LP
5.25% due 10/01/29[3]		850,000	843,374
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[3]		475,000	474,523
6.25% due 03/15/33[3]		300,000	309,248
AMN Healthcare, Inc.
4.63% due 10/01/27[3]		775,000	753,854
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]		778,000	751,958
Sammontana Italia SpA
6.03% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊	EUR	625,000	735,579
Perrigo Finance Unlimited Co.
4.90% due 06/15/30		500,000	491,590
6.13% due 09/30/32		225,000	227,158
Performance Food Group, Inc.
6.13% due 09/15/32[3]		700,000	716,054

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 81.1% (continued)
Consumer, Non-cyclical - 13.5% (continued)
Belron UK Finance plc
5.75% due 10/15/29[3]		675,000	$680,632
Central Garden & Pet Co.
4.13% due 10/15/30		711,000	671,178
Grifols S.A.
4.75% due 10/15/28[3]		600,000	576,796
Herc Holdings, Inc.
7.00% due 06/15/30[3]		310,000	323,751
7.25% due 06/15/33[3]		217,000	227,373
US Foods, Inc.
7.25% due 01/15/32[3]		500,000	526,522
Brink's Co.
6.75% due 06/15/32[3]		475,000	494,664
Acadia Healthcare Company, Inc.
7.38% due 03/15/33[3]		450,000	463,604
IQVIA, Inc.
6.25% due 06/01/32[3]		450,000	461,798
Service Corporation International
5.75% due 10/15/32		425,000	429,334
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.25% due 01/15/28[3]		375,000	375,587
Neogen Food Safety Corp.
8.63% due 07/20/30[3]		300,000	310,301
Concentra Health Services, Inc.
6.88% due 07/15/32[3]		275,000	284,725
Block, Inc.
6.50% due 05/15/32		250,000	257,931
Molina Healthcare, Inc.
6.25% due 01/15/33[3]		250,000	254,475
WW International, Inc.
due 04/15/29†††,3,5		690,000	226,838
Ingles Markets, Inc.
4.00% due 06/15/31[3]		75,000	69,752
Total Consumer, Non-cyclical			25,473,174
Financial - 11.7%
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[3]		1,300,000	1,385,550
8.50% due 03/15/30[3]		200,000	211,986
Jane Street Group / JSG Finance, Inc.
6.13% due 11/01/32[3]		800,000	807,637
7.13% due 04/30/31[3]		475,000	499,775
Ardonagh Finco Ltd.
7.75% due 02/15/31[3]		1,200,000	1,254,563
Hunt Companies, Inc.
5.25% due 04/15/29[3]		1,225,000	1,180,353
United Wholesale Mortgage LLC
5.75% due 06/15/27[3]		675,000	673,381
5.50% due 04/15/29[3]		475,000	461,061
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[3]		1,025,000	1,075,634
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]		724,000	671,162
4.00% due 10/15/33[3]		350,000	313,134
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]		1,000,000	966,676
Starwood Property Trust, Inc.
6.50% due 10/15/30[3]		500,000	516,220
7.25% due 04/01/29[3]		425,000	447,024
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]		1,000,000	958,868
OneMain Finance Corp.
4.00% due 09/15/30		525,000	484,435
3.88% due 09/15/28		375,000	359,609
PennyMac Financial Services, Inc.
7.88% due 12/15/29[3]		325,000	345,112
6.88% due 05/15/32[3]		275,000	281,179
7.13% due 11/15/30[3]		175,000	181,367
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[3]		775,000	789,414
Encore Capital Group, Inc.
9.25% due 04/01/29[3]		600,000	638,060
Aretec Group, Inc.
10.00% due 08/15/30[3]		575,000	631,878
UWM Holdings LLC
6.63% due 02/01/30[3]		625,000	625,646
Hightower Holding LLC
9.13% due 01/31/30[3]		575,000	609,809
USI, Inc.
7.50% due 01/15/32[3]		575,000	606,716
Kennedy-Wilson, Inc.
4.75% due 02/01/30		450,000	412,119
4.75% due 03/01/29		150,000	140,582
Walker & Dunlop, Inc.
6.63% due 04/01/33[3]		475,000	487,461
Focus Financial Partners LLC
6.75% due 09/15/31[3]		475,000	484,863
Ryan Specialty LLC
5.88% due 08/01/32[3]		475,000	478,736
HOWDEN UK REFINANCE / US
7.25% due 02/15/31[3]		450,000	465,983
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]		750,000	454,042
HUB International Ltd.
7.38% due 01/31/32[3]		425,000	444,690
Sherwood Financing plc
7.48% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊	EUR	375,000	440,696
Rfna, LP
7.88% due 02/15/30[3]		425,000	434,898
SLM Corp.
6.50% due 01/31/30		300,000	314,891

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 81.1% (continued)
Financial - 11.7% (continued)
Citadel Securities Global Holdings LLC
5.50% due 06/18/30[3]	300,000	$303,564
AmWINS Group, Inc.
4.88% due 06/30/29[3]	300,000	291,544
Total Financial		22,130,318
Communications - 8.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	2,250,000	2,095,296
4.25% due 01/15/34[3]	975,000	867,932
6.38% due 09/01/29[3]	425,000	433,516
AMC Networks, Inc.
4.25% due 02/15/29	1,750,000	1,401,943
10.50% due 07/15/32[3]	825,000	835,923
CSC Holdings LLC
3.38% due 02/15/31[3]	1,025,000	710,211
4.13% due 12/01/30[3]	975,000	687,875
4.63% due 12/01/30[3]	950,000	441,803
Vmed O2 UK Financing I plc
4.75% due 07/15/31[3]	850,000	786,272
7.75% due 04/15/32[3]	350,000	363,701
Sunrise FinCo I B.V.
4.88% due 07/15/31[3]	1,200,000	1,134,900
McGraw-Hill Education, Inc.
8.00% due 08/01/29[3]	775,000	789,107
5.75% due 08/01/28[3]	225,000	226,355
7.38% due 09/01/31[3]	100,000	104,314
Altice France S.A.
8.13% due 02/01/27[3]	900,000	810,000
5.50% due 10/15/29[3]	250,000	207,229
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[3]	952,000	953,700
Level 3 Financing, Inc.
11.00% due 11/15/29[3]	465,675	534,171
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[3]	550,000	526,171
Sirius XM Radio LLC
5.50% due 07/01/29[3]	525,000	521,543
Gen Digital, Inc.
6.25% due 04/01/33[3]	475,000	487,750
Match Group Holdings II LLC
5.63% due 02/15/29[3]	375,000	372,259
Zayo Group Holdings, Inc.
4.00% due 03/01/27[3]	300,000	281,333
Cogent Communications Group LLC
7.00% due 06/15/27[3]	44,000	44,202
Total Communications		15,617,506
Basic Materials - 6.7%
Carpenter Technology Corp.
6.38% due 07/15/28	825,000	827,238
7.63% due 03/15/30	650,000	672,614
Novelis Corp.
4.75% due 01/30/30[3]	1,025,000	982,141
3.88% due 08/15/31[3]	200,000	179,713
Ingevity Corp.
3.88% due 11/01/28[3]	1,150,000	1,096,736
INEOS Finance plc
6.75% due 05/15/28[3]	1,100,000	1,092,576
Kaiser Aluminum Corp.
4.50% due 06/01/31[3]	725,000	678,245
4.63% due 03/01/28[3]	275,000	269,063
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[3]	950,000	943,840
Arsenal AIC Parent LLC
8.00% due 10/01/30[3]	850,000	907,112
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[3]	900,000	904,419
Alumina Pty Ltd.
6.38% due 09/15/32[3]	800,000	815,025
SK Invictus Intermediate II SARL
5.00% due 10/30/29[3]	800,000	774,707
WR Grace Holdings LLC
7.38% due 03/01/31[3]	575,000	588,810
Alcoa Nederland Holding B.V.
7.13% due 03/15/31[3]	550,000	577,218
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	572,000	562,625
Compass Minerals International, Inc.
8.00% due 07/01/30[3]	275,000	284,114
6.75% due 12/01/27[3]	261,000	263,178
Axalta Coating Systems Dutch Holding B B.V.
7.25% due 02/15/31[3]	250,000	263,572
Mirabela Nickel Ltd.
due 06/24/19†††,2,5	278,115	1,391
Total Basic Materials		12,684,337
Energy - 6.1%
CVR Energy, Inc.
5.75% due 02/15/28[3]	1,179,000	1,128,899
8.50% due 01/15/29[3]	350,000	350,137
ITT Holdings LLC
6.50% due 08/01/29[3]	1,500,000	1,426,427
Buckeye Partners, LP
6.88% due 07/01/29[3]	775,000	802,917
3.95% due 12/01/26	550,000	543,579
TransMontaigne Partners LLC
8.50% due 06/15/30[3]	1,100,000	1,144,324
Viper Energy, Inc.
7.38% due 11/01/31[3]	1,015,000	1,077,001
Venture Global LNG, Inc.
8.13% due 06/01/28[3]	525,000	542,611
7.00% due 01/15/30[3]	400,000	404,365
Global Partners Limited Partnership / GLP Finance Corp.
7.13% due 07/01/33[3]	425,000	430,956
6.88% due 01/15/29	250,000	253,859
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[3]	600,000	651,053

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 81.1% (continued)
Energy - 6.1% (continued)
Sunoco, LP
7.25% due 05/01/32[3]		500,000	$524,991
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[3]		500,000	515,688
Expand Energy Corp.
5.38% due 02/01/29		425,000	425,396
Kinetik Holdings, LP
5.88% due 06/15/30[3]		350,000	352,968
Venture Global Plaquemines LNG LLC
6.75% due 01/15/36[3]		350,000	350,000
Hess Midstream Operations, LP
5.88% due 03/01/28[3]		300,000	304,472
Parkland Corp.
4.63% due 05/01/30[3]		275,000	263,329
Total Energy			11,492,972
Technology - 4.2%
Capstone Borrower, Inc.
8.00% due 06/15/30[3]		1,275,000	1,329,866
Dye & Durham Ltd.
8.63% due 04/15/29[3]		1,200,000	1,255,895
Cloud Software Group, Inc.
6.50% due 03/31/29[3]		1,000,000	1,009,313
Dun & Bradstreet Corp.
5.00% due 12/15/29[3]		925,000	948,125
TeamSystem SpA
5.78% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,3	EUR	700,000	825,960
Playtika Holding Corp.
4.25% due 03/15/29[3]		900,000	816,759
Xerox Corp.
10.25% due 10/15/30[3]		475,000	497,299
Amentum Holdings, Inc.
7.25% due 08/01/32[3]		450,000	463,119
Fair Isaac Corp.
6.00% due 05/15/33[3]		300,000	302,750
NCR Voyix Corp.
5.13% due 04/15/29[3]		292,000	287,602
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[3]		200,000	165,379
Total Technology			7,902,067
Utilities - 1.3%
Terraform Global Operating, LP
6.13% due 03/01/26[3]		983,000	977,054
Venture Global Plaquemines LNG LLC
7.75% due 05/01/35[3]		850,000	920,059
ContourGlobal Power Holdings S.A.
6.75% due 02/28/30[3]		550,000	566,698
Total Utilities			2,463,811
Total Corporate Bonds
(Cost $153,942,436)			152,812,736

SENIOR FLOATING RATE INTERESTS††,◊ - 13.7%
Consumer, Cyclical - 2.9%
Alexander Mann
10.36% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27		942,068	910,273
AmSpec Parent LLC
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31		616,872	619,185
CCRR Parent, Inc.
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28		1,510,095	596,487
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
due 04/03/25[5]		728,127	567,939
ATG Entertainment
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 04/17/32		475,000	475,594
Secretariat Advisors LLC
8.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/24/32†††		423,925	423,925
Accuride Corp.
8.81% (3 Month Term SOFR + 1.50%, Rate Floor: 5.81%) (in-kind rate was 3.00%) due 03/07/30†††,1,6		205,115	389,756
Blue Ribbon LLC
12.28% (3 Month Term SOFR + 4.00%, Rate Floor: 8.28%) (in-kind rate was 4.00%) due 05/08/28[6]		350,639	350,639
First Brands Group LLC
9.54% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		271,759	255,850
Galaxy US Opco, Inc.
5.01% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 07/31/30		249,654	231,242
Holding Socotec SAS
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/30/28		198,000	198,164
Asphalt Atd Holdco, LLC
11.30% (3 Month Term SOFR + 7.00%, Rate Floor: 7.30%) (in-kind rate was 4.00%) due 02/28/30†††,6		176,377	176,377
WW International, Inc.
due 04/13/28[5]		491,625	161,007
TransNetwork LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/29/30		49,622	49,654

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 13.7% (continued)
Consumer, Cyclical - 2.9% (continued)
American Tire Distributors, Inc.
due 10/20/28†††,5		360,947	$–
Total Consumer, Cyclical			5,406,092
Technology - 2.6%
DS Admiral Bidco LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31		988,696	983,753
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31		671,625	674,983
E2open LLC
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28		497,412	498,835
Blackhawk Network Holdings, Inc.
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29		495,013	497,334
Modena Buyer LLC
8.78% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31		497,500	478,222
Polaris Newco LLC
8.29% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/02/28		472,545	460,009
Cloud Software Group, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/30/29		364,513	364,761
Xerox Corp.
8.27% ((3 Month Term SOFR + 4.00%) and (6 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29		352,972	339,845
Dye & Durham Corp.
8.65% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31		332,375	334,618
Central Parent LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29		272,938	227,248
Total Technology			4,859,608
Consumer, Non-cyclical - 2.4%
Gibson Brands, Inc.
9.54% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28		839,550	798,101
Blue Ribbon LLC
10.29% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28		938,489	717,165
IVI America LLC
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/18/31		470,499	473,736
due 04/09/31		200,000	201,376
Recess Holdings, Inc.
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30		592,770	594,033
Women's Care Holdings, Inc.
8.88% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28		643,250	588,574
Midwest Physician Administrative Services
7.81% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/12/28		462,109	428,990
Balrog Acquisition, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28		343,000	336,140
Moran Foods LLC
11.65% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††		804,231	229,467
Florida Food Products LLC
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28		217,688	145,306
Total Consumer, Non-cyclical			4,512,888
Financial - 2.2%
Franchise Group, Inc.
9.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 07/05/25		588,537	529,683
13.44% (3 Month Term SOFR + 9.11%, Rate Floor: 10.11%) due 07/05/25		339,485	339,061
Galaxy Bidco Ltd.
6.04% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/19/29	EUR	600,000	708,775
CFC USA 2025 LLC
due 05/29/32		700,000	696,500
Cobham Ultra SeniorCo SARL
8.18% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/03/29		588,602	588,814
Asurion LLC
8.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28		424,571	419,641
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30		124,063	120,844

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 13.7% (continued)
Financial - 2.2% (continued)
Ardonagh Midco 3 plc
7.04% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/15/31	249,375	$247,193
Avison Young (Canada), Inc.
12.59% (3 Month Term SOFR + 1.50%, Rate Floor: 6.09%) (in-kind rate was 6.50%) due 03/12/29[6]	224,455	111,386
10.84% (3 Month Term SOFR + 6.25%, Rate Floor: 8.25%) due 03/12/28	82,912	78,517
19.07% (3 Month Term SOFR + 8.00%, Rate Floor: 12.57%) (in-kind rate was 6.50%) due 03/12/29[6]	39,604	8,515
Saphilux SARL
7.79% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/18/28	151,738	152,433
Aretec Group, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	118,803	118,963
Franchise Group, Inc.
due 03/10/26†††,5	383,035	19,152
Total Financial		4,139,477
Industrial - 2.1%
Dispatch Terra Acquisition LLC
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,152,602	1,128,731
Pelican Products, Inc.
8.81% (1 Month Term SOFR + 4.51%, Rate Floor: 5.01%) due 12/29/28	636,068	554,174
Michael Baker International LLC
8.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	500,087	501,962
Engineering Research And Consulting LLC
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31	472,625	460,809
Cognita Ltd.
8.29% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	447,753	450,363
STS Operating, Inc.
8.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	395,000	388,186
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	297,750	291,423
Osmose Utility Services, Inc.
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	197,943	185,325
Total Industrial		3,960,973
Basic Materials - 1.1%
GrafTech Finance, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	790,136	792,111
Discovery Purchaser Corp.
8.02% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	770,881	769,193
NIC Acquisition Corp.
8.31% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	653,766	568,776
Total Basic Materials		2,130,080
Communications - 0.2%
Level 3 Financing, Inc.
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/21/32	375,000	378,829
Energy - 0.2%
BANGL LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	370,298	371,224
Total Senior Floating Rate Interests
(Cost $28,447,577)		25,759,171

ASSET-BACKED SECURITIES†† - 0.2%
Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[3]	400,000	390,012
Total Asset-Backed Securities
(Cost $400,000)		390,012
Total Investments - 100.2%
(Cost $192,972,945)		$188,747,983
Other Assets & Liabilities, net - (0.2)%		(422,024)
Total Net Assets - 100.0%		$188,325,959

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Buy	38,000	43,764 USD	07/16/25	$1,051
Morgan Stanley Capital Services LLC	CAD	Sell	538,000	394,409 USD	07/16/25	(999)
Morgan Stanley Capital Services LLC	EUR	Sell	550,000	637,161 USD	07/16/25	(11,474)
Barclays Bank plc	EUR	Sell	5,309,000	6,113,202 USD	07/16/25	(147,897)
						$(159,319)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $322,007 (cost $585,369), or 0.2% of total net assets — See Note 6.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $135,242,441 (cost $136,093,538), or 71.8% of total net assets.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
[5]	Security is in default of interest and/or principal obligations.
[6]	Payment-in-kind security.

CAD — Canadian Dollar

EUR — Euro

EURIBOR — European Interbank Offered Rate

plc — Public Limited Company

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$477,391		$13	$785,461	$1,262,865
Preferred Stocks	469,260		2,511,023	1	2,980,284
Warrant	—	*	—	—	—
Rights	—		—	9,239	9,239
Money Market Fund	5,533,676		—	—	5,533,676
Corporate Bonds	—		152,584,507	228,229	152,812,736
Senior Floating Rate Interests	—		24,520,494	1,238,677	25,759,171
Asset-Backed Securities	—		390,012	—	390,012
Forward Foreign Currency Exchange Contracts**	—		1,051	—	1,051
Total Assets	$6,480,327		$180,007,100	$2,261,607	$188,749,034

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$160,370	$—	$160,370

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$755,178	Model Price	Purchase Price	—	—
Common Stocks	20,274	Enterprise Value	Valuation Multiple	2.6x-9.2x	2.8x
Common Stocks	10,009	Model Price	Liquidation Value	—	—
Corporate Bonds	226,838	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	1,391	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Preferred Stocks	1	Model Price	Liquidation Value	—	—
Right	9,239	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	619,223	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	443,077	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	176,377	Model Price	Purchase Price	—	—
Total Assets	$2,261,607

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2025, the Fund had securities with a total value of $245,990 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,809,203 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets						Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$937,391	$2,151,745	$77,602	$2	$-	$3,166,740	$(6,186)
Purchases/(Receipts)	-	728,390	726,062	-	-	1,454,452	2,932
(Sales, maturities and paydowns)/Fundings	-	(113,289)	(2,544)	-	-	(115,833)	1,262
Amortization of premiums/discounts	(1,025)	74,562	-	-	-	73,537	730
Corporate actions	-	254,212	-	-	-	254,212	-
Total realized gains (losses) included in earnings	-	(622,192)	(2,589)	-	-	(624,781)	-
Total change in unrealized appreciation (depreciation) included in earnings	77,279	(456,954)	(13,070)	(1)	9,239	(383,507)	1,262
Transfers into Level 3	226,838	19,152	-	-	-	245,990	-
Transfers out of Level 3	(1,012,254)	(796,949)	-	-	-	(1,809,203)	-
Ending Balance	$228,229	$1,238,677	$785,461	$1	$9,239	$2,261,607	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30 , 2025	$-	$(423,362)	$(14,974)	$(1)	$9,239	$(429,098)	$-

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Common Stocks
Accuride Corp.*	$–	$–	$–	$–	$28	$28	282,985	$–
Accuride Liquidating Trust*	–	–	–	–	–	–	17	–
BP Holdco LLC*	28,741	–	–	–	(9,358)	19,383	23,711	–
Senior Floating Rate Interests
Accuride Corp. 8.81% (3 Month Term SOFR + 1.50%, Rate Floor: 5.81%) (in-kind rate was 3.00%) due 03/07/30	–	201,146	–	–	188,610	389,756	205,115	5,163
	$28,741	$201,146	$–	$–	$179,280	$409,167		$5,163

*	Non-income producing security.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
PREFERRED STOCKS†† - 0.3%
Financial - 0.3%
Wells Fargo & Co.
3.90%	12,100,000	$11,975,984
MetLife, Inc.
3.85%	4,620,000	4,596,132
Total Financial		16,572,116
Total Preferred Stocks
(Cost $16,689,381)		16,572,116

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	19,663	236
Total Warrants
(Cost $45,530)		236

MUTUAL FUNDS† - 1.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,412,627	34,296,900
Guggenheim Strategy Fund III[1]	1,232,796	30,782,924
Guggenheim Strategy Fund II1	1,061,129	26,400,886
Total Mutual Funds
(Cost $89,850,897)		91,480,710

MONEY MARKET FUND***,† - 1.7%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[2]	88,569,214	88,569,214
Total Money Market Fund
(Cost $88,569,214)		88,569,214

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 39.1%
Government Agency - 23.6%
Uniform MBS 15 Year
5.00% due 09/01/25[3]	804,210,000	809,472,750
Freddie Mac
5.00% due 06/01/55	101,530,655	99,532,443
5.50% due 02/01/53	33,547,299	33,760,828
5.50% due 07/25/53	27,816,963	27,962,819
6.00% due 08/01/54	20,107,857	20,618,932
5.00% due 06/01/53	17,589,094	17,340,132
5.00% due 02/01/53	15,607,885	15,384,807
5.25% due 04/25/53	15,000,000	14,978,637
5.50% due 04/25/51	7,377,451	7,518,572
Uniform MBS 30 Year
7.00% due 09/01/25[3]	47,370,000	49,670,524
5.50% due 09/01/25[3]	46,170,000	46,127,293
Fannie Mae
5.50% due 12/25/50	19,418,553	19,562,353
5.00% due 08/01/53	7,085,467	6,974,911
6.50% due 04/25/49	5,447,535	5,554,270
5.00% due 06/01/53	2,470,826	2,431,539
Freddie Mac
5.50% due 12/25/51	21,333,450	21,553,440
Government National Mortgage Association
due 01/20/55[3]	16,266,816	16,168,210
Ginnie Mae
6.00% due 09/20/45	9,386,617	9,459,182
6.00% due 06/20/47	1,355,693	1,360,130
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	2,845,955	2,254,573
2.00% due 11/25/59	1,619,764	1,297,581
Fannie Mae-Aces
1.60% (WAC) due 03/25/35◊,4	5,892,747	483,920
Total Government Agency		1,229,467,846
Residential Mortgage-Backed Securities - 13.7%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[5,6]	15,056,386	15,155,499
2025-NQM10, 5.45% due 05/25/65[5,6]	13,918,378	13,979,848
2024-NQM18, 5.87% due 10/25/64[5,6]	5,432,935	5,453,713
2024-NQM18, 5.66% due 10/25/64[5,6]	4,030,887	4,042,372
2025-NQM2, 5.75% due 11/25/64[5,6]	2,785,430	2,798,360
2024-NQM8, 6.23% due 05/25/64[5,6]	2,596,114	2,624,241
2024-NQM9, 6.28% due 01/25/64[5,6]	2,218,597	2,240,608
2024-NQM1, 5.55% (WAC) due 12/25/64◊,5	2,113,627	2,121,065
2024-NQM17, 5.86% due 11/25/64[5,6]	1,826,226	1,832,489
2022-NQM9, 6.45% due 09/25/62[5,6]	1,693,192	1,693,046
2025-NQM3, 5.85% due 12/01/64[5,6]	1,435,206	1,443,097
2025-NQM3, 5.95% due 12/01/64[5,6]	1,435,206	1,441,579
2025-HE1, 5.91% (30 Day Average SOFR + 1.60%, Rate Floor: 1.60%) due 02/25/55◊,5	950,999	953,256
Verus Securitization Trust
2025-2, 5.31% due 03/25/70[5,6]	12,030,640	12,031,100
2025-5, 5.43% due 06/25/70[5,6]	5,500,000	5,518,326
2021-4, 1.35% (WAC) due 07/25/66◊,5	5,146,013	4,292,198
2021-5, 1.37% (WAC) due 09/25/66◊,5	4,788,930	4,147,455
2020-5, 2.58% due 05/25/65[5]	3,301,672	3,188,866
2021-3, 1.44% (WAC) due 06/25/66◊,5	2,916,237	2,545,089
2024-5, 6.45% due 06/25/69[5,6]	2,493,718	2,520,528

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 39.1% (continued)
Residential Mortgage-Backed Securities - 13.7% (continued)
2025-1, 5.77% due 01/25/70[5,6]	2,471,035	$2,480,348
2021-6, 1.89% (WAC) due 10/25/66◊,5	2,280,017	1,995,027
2024-9, 5.89% due 11/25/69[5,6]	1,953,760	1,959,836
2025-1, 5.62% (WAC) due 01/25/70◊,5	1,235,517	1,240,040
2020-1, 3.42% due 01/25/60[5]	375,180	365,709
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[5]	17,251,116	17,196,219
2021-GS4, 4.65% due 11/25/60[5,6]	14,079,151	14,076,614
2021-GS2, 5.75% due 04/25/61[5]	6,087,113	6,085,699
2021-GS5, 5.25% due 07/25/67[5,6]	3,920,637	3,913,191
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[5,6]	28,017,387	27,813,034
2022-SP1, 5.25% due 07/25/62[5]	8,237,747	8,199,939
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[5]	33,099,917	33,107,113
CSMC Trust
2021-RPL7, 4.19% (WAC) due 07/27/61◊,5	9,792,426	9,705,558
2021-RPL4, 4.12% (WAC) due 12/27/60◊,5	9,381,612	9,343,798
2021-NQM8, 2.41% (WAC) due 10/25/66◊,5	6,529,514	5,710,434
2018-RPL9, 3.85% (WAC) due 09/25/57◊,5	3,216,136	3,163,950
2020-NQM1, 2.41% due 05/25/65[5]	1,291,293	1,223,067
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due 06/25/55◊,5	12,112,525	12,168,236
2025-1, 6.00% (WAC) due 01/25/55◊,5	6,261,663	6,346,636
2025-6, 5.50% (WAC) due 07/25/55◊,5	5,250,000	5,276,809
2024-5, 6.00% (WAC) due 06/25/54◊,5	1,900,809	1,903,941
GCAT Trust
2025-NQM3, 5.55% due 05/25/70[5]	13,700,000	13,753,498
2022-NQM3, 4.35% (WAC) due 04/25/67◊,5	7,735,105	7,707,746
2024-NQM2, 6.09% due 06/25/59[5,6]	2,347,354	2,366,248
Towd Point Mortgage Trust
2025-1, 4.75% (WAC) due 06/25/65◊,5	13,500,000	13,493,111
2017-6, 2.75% (WAC) due 10/25/57◊,5	3,584,443	3,510,694
2024-4, 4.45% (WAC) due 10/27/64◊,5	2,941,306	2,954,818
2018-2, 3.25% (WAC) due 03/25/58◊,5	1,455,790	1,435,409
2023-CES1, 6.75% (WAC) due 07/25/63◊,5	781,997	788,162
2018-1, 3.00% (WAC) due 01/25/58◊,5	170,824	167,910
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,5	15,147,627	14,086,241
2025-1, 6.00% (WAC) due 06/25/55◊,5	6,253,326	6,317,081
2024-NQM1, 5.59% due 02/25/64[5,6]	1,934,807	1,945,202
Cross Mortgage Trust
2025-H1, 5.74% (WAC) due 02/25/70◊,5	21,651,429	21,754,422
FIGRE Trust
2025-PF1, 5.76% (WAC) due 06/25/55◊,5	5,197,835	5,251,264
2024-HE6, 5.72% (WAC) due 12/25/54◊,5	4,866,574	4,912,129
2025-HE1, 5.83% (WAC) due 01/25/55◊,5	4,646,455	4,697,147
2024-HE2, 6.38% (WAC) due 05/25/54◊,5	2,823,258	2,882,387
2024-HE5, 5.44% (WAC) due 10/25/54◊,5	2,364,317	2,377,238
2024-HE3, 5.94% (WAC) due 07/25/54◊,5	1,406,516	1,425,787
Chase Home Lending Mortgage Trust
2025-5, 5.50% (WAC) due 04/25/56◊,5	20,933,178	20,999,951
PRPM LLC
2025-RCF3, due 07/25/55◊,3,5	12,000,000	11,990,633
2024-RPL2, 3.50% due 05/25/54[5]	3,977,343	3,840,877
2024-4, 6.41% due 08/25/29[5,6]	2,181,504	2,186,977
2024-6, 5.70% due 11/25/29[5,6]	1,855,254	1,859,592
BRAVO Residential Funding Trust
2024-NQM1, 5.94% due 12/01/63[5,6]	8,291,885	8,334,057
2025-NQM1, 5.81% due 12/25/64[5,6]	2,740,092	2,757,097
2025-NQM2, 5.93% due 11/25/64[5,6]	1,850,696	1,858,010

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 39.1% (continued)
Residential Mortgage-Backed Securities - 13.7% (continued)
2021-HE2, 5.16% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,5	902,562	$900,145
2021-HE2, 5.36% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,5	828,799	822,687
2021-HE1, 5.26% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,5	686,497	682,283
2022-NQM3, 5.50% (WAC) due 07/25/62◊,5	603,814	602,263
2021-HE1, 5.16% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,5	515,455	512,289
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM3, 5.53% (WAC) due 05/25/70◊,5	16,279,028	16,347,428
HOMES Trust
2025-AFC2, 5.47% due 06/25/60[5,6]	15,500,000	15,526,079
RCKT Mortgage Trust
2025-CES6, 5.47% due 06/25/55[5,6]	15,341,000	15,427,769
2024-CES4, 6.15% due 06/25/44[5,6]	4,760,713	4,802,364
2025-CES1, 5.65% due 01/25/45[5,6]	2,749,320	2,765,653
2025-CES5, 5.69% due 05/25/55[5,6]	7,174,878	7,238,590
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[5,6]	11,797,920	11,851,446
2024-CES3, 5.68% due 01/25/55[5,6]	2,669,563	2,672,629
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[5,6]	11,705,882	11,696,230
2006-WF1, 4.92% due 03/25/36	3,186,121	1,539,859
GCAT Trust
2025-NQM2, 5.60% due 04/25/70[5,6]	13,184,552	13,230,020
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70[5,6]	8,723,032	8,739,573
2024-2, 6.13% due 04/25/69[5,6]	1,718,775	1,731,995
2021-2, 2.38% (WAC) due 08/25/66◊,5	1,500,000	1,054,716
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,5	9,414,109	8,696,633
2020-NQM1, 1.38% (WAC) due 09/27/60◊,5	1,353,936	1,279,737
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,5	10,135,977	9,642,879
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,5	3,806,568	3,621,855
2025-NQM3, 5.53% due 05/25/65[5]	3,420,352	3,440,721
2018-1A, 4.00% (WAC) due 12/25/57◊,5	1,278,214	1,246,329
2019-6A, 3.50% (WAC) due 09/25/59◊,5	985,916	928,041
2017-5A, 5.93% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,5	346,878	345,459
ATLX Trust
2024-RPL2, 3.85% due 04/25/63[5,6]	9,447,272	9,063,145
Home Equity Loan Trust
2007-FRE1, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	8,225,812	7,914,960
PRPM
2025-3, 6.26% due 05/25/30[5,6]	7,841,266	7,884,974
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[5,6]	4,508,079	4,544,631
2021-6, 1.71% (WAC) due 09/25/66◊,5	2,194,018	1,858,269
2024-12, 5.86% due 10/25/69[5,6]	1,146,006	1,150,465
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.06% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	7,305,804	7,081,631
2006-BC4, 4.77% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	318,540	310,787

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 39.1% (continued)
Residential Mortgage-Backed Securities - 13.7% (continued)
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,5	6,230,974	$6,250,844
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[5,6]	4,118,742	3,756,293
2024-RS2, 3.00% due 08/01/69[5,6]	2,376,411	2,202,933
Alternative Loan Trust
2007-OA7, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	3,873,235	3,539,301
2007-OH3, 5.01% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	1,827,585	1,679,370
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 4.68% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 12/25/36◊	4,131,062	2,045,257
2007-HE3, 4.58% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/36◊	2,959,493	1,465,277
2007-HE2, 4.52% (1 Month Term SOFR + 0.20%, Rate Floor: 0.09%) due 01/25/37◊	2,328,343	1,064,374
2007-HE5, 4.61% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	1,488,732	629,447
Soundview Home Loan Trust
2006-OPT5, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	4,877,726	4,737,968
2005-OPT3, 5.14% (1 Month Term SOFR + 0.82%, Rate Floor: 0.71%) due 11/25/35◊	309,233	306,513
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[5,6]	4,700,000	4,686,804
GCAT Trust
2025-NQM1, 5.37% due 11/25/69[5,6]	4,668,579	4,675,303
NovaStar Mortgage Funding Trust Series
2007-2, 4.63% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	4,217,357	4,145,231
American Home Mortgage Investment Trust
2006-3, 4.79% (1 Month Term SOFR + 0.47%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	4,909,381	4,119,721
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[5]	3,750,000	3,700,965
CIM TRUST
2025-R1, 5.00% due 02/25/99[5,6]	3,520,967	3,480,871
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.78% (WAC) due 02/25/61◊,5	3,429,183	3,396,007
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,5	3,375,614	3,378,569
BRAVO
2024-NQM6, 5.66% due 08/01/64[5,6]	3,188,626	3,190,421
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	1,663,033	1,585,040
2006-12, 4.81% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	1,324,405	1,160,515
Cross Mortgage Trust
2025-H2, 5.36% (WAC) due 03/25/70◊,5	2,694,066	2,694,201
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 4.65% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 12/25/36◊	12,445,318	2,644,278
IXIS Real Estate Capital Trust
2006-HE1, 5.03% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	4,357,188	2,259,463

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 39.1% (continued)
Residential Mortgage-Backed Securities - 13.7% (continued)
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40†††,5	2,200,000	$2,207,615
Ellington Financial Mortgage Trust
2021-2, 1.29% (WAC) due 06/25/66◊,5	1,717,266	1,447,609
2020-2, 1.64% (WAC) due 10/25/65◊,5	650,458	604,393
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	1,841,722	1,825,711
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 3.92% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	1,856,762	1,817,643
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,5	1,606,050	1,455,394
PRKCM Trust
2022-AFC2, 6.14% (WAC) due 08/25/57◊,5	1,430,344	1,425,738
First NLC Trust
2005-4, 5.21% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	1,346,856	1,324,727
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	3,451,693	1,253,912
Barclays Mortgage Loan Trust
2023-NQM1, 6.03% due 01/25/63[5,6]	1,186,492	1,189,569
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,5	1,188,191	1,173,825
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 11/25/36◊	3,607,987	1,150,332
GSAA Home Equity Trust
2006-3, 5.03% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	2,065,042	998,350
Banc of America Funding Trust
2015-R2, 4.69% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,5	969,222	965,851
Lehman XS Trust Series
2006-16N, 4.81% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,023,725	900,384
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.38% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	902,108	870,066
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.17% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	789,674	781,561
Long Beach Mortgage Loan Trust
2006-8, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	2,221,336	587,177
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.01% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	498,421	483,601
Structured Asset Investment Loan Trust
2006-3, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	481,332	472,208
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 5.45% (1 Month Term SOFR + 1.13%, Rate Floor: 1.02%) due 04/25/35◊	421,200	409,911

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 39.1% (continued)
Residential Mortgage-Backed Securities - 13.7% (continued)
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,5	331,251	$317,310
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,5	230,526	218,084
Nomura Resecuritization Trust
2015-4R, 6.24% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,5	157,249	153,050
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,5	154,089	152,279
First Franklin Mortgage Loan Trust
2004-FF10, 5.71% (1 Month Term SOFR + 1.39%, Rate Floor: 1.28%) due 07/25/34◊	139,510	137,832
Morgan Stanley Re-REMIC Trust
2010-R5, 4.74% due 06/26/36[5]	32,394	31,293
Total Residential Mortgage-Backed Securities		713,256,546
Commercial Mortgage-Backed Securities - 1.8%
BX Commercial Mortgage Trust
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,5	24,220,703	24,107,169
2022-LP2, 5.87% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,5	11,410,000	11,381,583
2024-AIRC, 6.00% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,5	2,281,191	2,289,745
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.22% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,5	10,200,000	9,435,000
2016-JP2, 1.78% (WAC) due 08/15/49◊,4	28,216,370	225,099
BX Trust
2024-VLT4, 6.25% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,5	7,800,000	7,795,125
VDCM Commercial Mortgage Trust
2025-AZ, due 07/13/44◊,3,5	7,350,000	7,469,442
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,5	8,250,000	7,412,301
MHP
2022-MHIL, 5.58% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/39◊,5	6,400,000	6,392,000
Life Mortgage Trust
2021-BMR, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,5	4,900,000	4,863,250
Extended Stay America Trust
2021-ESH, 6.13% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,5	3,430,911	3,433,055
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.91% (WAC) due 07/15/50◊,4	21,225,190	273,221
2017-C42, 0.98% (WAC) due 12/15/50◊,4	12,993,072	220,246
2016-C37, 0.77% (WAC) due 12/15/49◊,4	22,698,228	166,421
2017-RB1, 1.19% (WAC) due 03/15/50◊,4	7,760,214	126,677
2016-NXS5, 1.34% (WAC) due 01/15/59◊,4	3,864,552	11,595
2015-LC22, 0.76% (WAC) due 09/15/58◊,4	9,936,291	149
BENCHMARK Mortgage Trust
2018-B2, 0.45% (WAC) due 02/15/51◊,4	83,488,338	745,977
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.59% (WAC) due 06/15/51◊,4	28,424,423	383,991
2016-C4, 0.70% (WAC) due 12/15/49◊,4	32,153,021	208,101
2016-C2, 1.47% (WAC) due 06/15/49◊,4	6,010,708	35,396
2017-C5, 0.86% (WAC) due 03/15/50◊,4	2,928,758	24,812

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 39.1% (continued)
Commercial Mortgage-Backed Securities - 1.8% (continued)
DBJPM Mortgage Trust
2017-C6, 0.95% (WAC) due 06/10/50◊,4	42,746,784	$582,139
BBCMS Mortgage Trust
2018-C2, 0.75% (WAC) due 12/15/51◊,4	28,602,661	576,598
CSAIL Commercial Mortgage Trust
2019-C15, 0.99% (WAC) due 03/15/52◊,4	17,361,143	495,148
2016-C6, 1.85% (WAC) due 01/15/49◊,4	5,719,059	27,025
UBS Commercial Mortgage Trust
2017-C2, 1.06% (WAC) due 08/15/50◊,4	20,752,863	343,271
2017-C5, 1.13% (WAC) due 11/15/50◊,4	9,303,904	157,673
COMM Mortgage Trust
2018-COR3, 0.44% (WAC) due 05/10/51◊,4	34,982,863	370,892
2015-CR24, 0.71% (WAC) due 08/10/48◊,4	22,865,640	329
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC) due 02/15/50◊,4	27,937,261	304,519
2016-UB10, 1.72% (WAC) due 07/15/49◊,4	9,433,390	41,135
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.77% (WAC) due 11/15/52◊,4	22,093,200	275,650
2015-C27, 0.96% (WAC) due 12/15/47◊,4	21,623,895	465
CGMS Commercial Mortgage Trust
2017-B1, 0.72% (WAC) due 08/15/50◊,4	19,044,021	223,891
CD Commercial Mortgage Trust
2017-CD4, 1.22% (WAC) due 05/10/50◊,4	12,961,687	205,281
CD Mortgage Trust
2017-CD6, 0.89% (WAC) due 11/13/50◊,4	11,062,756	163,707
2016-CD1, 1.34% (WAC) due 08/10/49◊,4	5,444,261	31,934
GS Mortgage Securities Trust
2017-GS6, 1.00% (WAC) due 05/10/50◊,4	10,734,268	169,652
BANK
2017-BNK6, 0.92% (WAC) due 07/15/60◊,4	11,615,994	141,074
Citigroup Commercial Mortgage Trust
2016-C2, 1.65% (WAC) due 08/10/49◊,4	5,803,708	54,950
2016-GC37, 1.64% (WAC) due 04/10/49◊,4	2,670,216	9,431
Total Commercial Mortgage-Backed Securities		91,175,119
Total Collateralized Mortgage Obligations
(Cost $2,048,020,881)		2,033,899,511

ASSET-BACKED SECURITIES†† - 26.1%
Collateralized Loan Obligations - 14.9%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.22% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,5	45,006,296	45,136,000
2021-1A A2R, 6.37% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/15/33◊,5	6,250,000	6,267,224
Golub Capital Partners CLO 54M LP
2025-54A A1R, due 08/05/37◊,3,5	42,500,000	42,500,000
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.06% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,5	36,500,000	36,585,144
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.05% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,5	29,000,000	29,066,613
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,5	24,250,000	24,307,601
2021-4A A2R, 6.48% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,5	3,650,000	3,662,156
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,5	14,310,000	14,172,006

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 14.9% (continued)
2020-FL3 AS, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,5	4,500,000	$4,478,211
2020-FL2 A, 5.58% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,5	4,164,725	4,156,274
2020-FL2 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,5	2,000,000	1,970,784
2020-FL3 B, 7.08% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 11/15/37◊,5	2,000,000	1,960,617
Golub Capital Partners CLO 16M-R3
2025-16A A2R3, 6.07% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/09/39◊,5	15,600,000	15,600,000
2025-16A A1R3, 5.95% (3 Month Term SOFR + 1.63%, Rate Floor: 1.63%) due 08/09/39◊,5	9,000,000	9,000,000
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,5	23,000,000	22,981,384
Parliament CLO II Ltd.
2021-2A B, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 08/20/32◊,5	22,250,000	22,365,048
2021-2A C, 7.13% (3 Month Term SOFR + 2.81%, Rate Floor: 2.55%) due 08/20/32◊,5	500,000	501,120
2021-2A A, 5.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,5	110,918	111,465
OWL Rock Clo XXI LLC
2025-21A A, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 07/24/34◊,5	22,750,000	22,870,636
Greystone CRE Notes LLC
2025-FL4 A, 5.79% (1 Month Term SOFR + 1.48%, Rate Floor: 1.48%) due 01/15/43◊,5	22,750,000	22,792,283
Madison Park Funding XLVIII Ltd.
2021-48A B, 5.98% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,5	22,000,000	21,967,301
BCC Middle Market CLO LLC
2025-1A A1RR, due 07/15/36◊,3,5	20,750,000	20,750,000
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.61% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,5	20,000,000	20,069,088
Golub Capital Partners Clo 49M Ltd.
2025-49A A1R2, due 07/20/38◊,3,5	20,000,000	20,000,000
Cerberus Loan Funding XL LLC
2023-1A A, 6.66% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,5	16,500,000	16,558,836
2023-1A B, 7.86% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,5	3,250,000	3,270,722
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.14% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,5	14,250,000	14,285,091
2021-2A B, 6.42% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,5	4,000,000	4,013,696
BRSP Ltd.
2021-FL1 C, 6.58% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,5	10,000,000	9,963,184
2021-FL1 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,5	6,400,000	6,368,075
PFP Ltd.
2025-12 A, 5.81% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 12/18/42◊,5	16,002,000	16,034,111

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 14.9% (continued)
Fortress Credit BSL XV Ltd.
2024-2A AR, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,5	15,000,000	$15,023,745
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.08% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,5	11,500,000	11,528,056
2021-3A B, 6.37% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,5	2,250,000	2,257,730
Cerberus Loan Funding 50 LLC
2025-1A A, due 07/15/37◊,3,5	13,750,000	13,750,000
BSPDF 2025-FL2 Issuer LLC
2025-FL2 A, 5.84% (1 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 12/15/42◊,5	13,650,000	13,629,782
HPS Private Credit CLO LLC
2025-3A A1, due 07/20/37◊,3,5	13,500,000	13,500,000
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.32% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,5	11,500,000	11,540,138
Neuberger Berman CLO 32R Ltd.
2025-32RA B, due 07/20/39◊,3,5	11,020,000	11,020,000
FS Rialto
2021-FL3 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,5	7,500,000	7,467,340
2021-FL2 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,5	3,250,000	3,235,576
KREF
2021-FL2 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/39◊,5	10,700,000	10,652,782
Owl Rock CLO II Ltd.
2021-2A ALR, 6.08% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,5	10,500,000	10,492,245
AGL CLO 42 Ltd.
2025-42A B, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/22/38◊,5	10,000,000	10,005,306
TRTX Issuer Ltd.
2025-FL6 A, 5.85% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,5	9,250,000	9,252,163
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,5	8,000,000	8,026,861
LoanCore Issuer Ltd.
2021-CRE5 B, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 07/15/36◊,5	7,900,000	7,863,237
Cerberus Loan Funding XLVIII LLC
2024-4A B, 6.11% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,5	4,250,000	4,263,164
2024-4A AN, 5.91% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,5	3,250,000	3,259,928
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,5	3,729,426	3,724,454
2021-FL1 B, 6.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,5	3,750,000	3,705,977
BCRED CLO LLC
2025-1A B, 5.98% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,5	7,400,000	7,419,313
BCC Middle Market CLO LLC
2021-1A A1R, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,5	6,750,000	6,773,458
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,5	6,750,000	6,756,750

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 14.9% (continued)
Fontainbleau Vegas
9.96% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/28◊,†††	6,000,000	$6,000,000
Madison Park Funding LXV Ltd.
2025-65A B, due 07/16/38◊,3,5	6,000,000	6,000,000
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 5.92% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,5	6,000,000	5,994,818
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/16/36◊,5	6,000,000	5,887,282
Cerberus Loan Funding XLII LLC
2023-3A A1, 6.74% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,5	5,750,000	5,771,408
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,5	5,550,000	5,537,633
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,5	5,300,000	5,294,039
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.06% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,5	5,150,000	5,164,293
CIFC Funding Ltd.
2021-4A A1B2, 5.78% (3 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 04/20/34◊,5	5,000,000	5,005,872
BDS Ltd.
2021-FL9 C, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,5	5,000,000	4,979,862
BSPRT Issuer Ltd.
2021-FL6 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,5	5,000,000	4,930,694
HGI CRE CLO Ltd.
2021-FL2 A, 5.43% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,5	2,930,755	2,920,417
2021-FL2 B, 5.93% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,5	2,000,000	1,989,924
VOYA CLO
2021-2A BR, 6.67% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,5	4,500,000	4,509,990
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 5.93% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,5	4,000,000	3,997,979
AREIT Ltd.
2025-CRE10 AS, 5.86% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 01/17/30◊,5	4,000,000	3,966,672
AGL CLO 39 Ltd.
2025-39A B, 5.71% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/20/38◊,5	3,300,000	3,303,287
LoanCore
2025-CRE8 AS, 5.91% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,5	2,450,000	2,429,820
STWD Ltd.
2021-FL2 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,5	2,187,000	2,180,249
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,5	2,200,000	2,178,882
FS Rialto Issuer LLC
2025-FL10 AS, 5.97% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,5	1,650,000	1,632,199

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Collateralized Loan Obligations - 14.9% (continued)
Dryden 37 Senior Loan Fund
2017-37A BR, 5.92% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,5		551,802	$551,959
2017-37A CR, 7.77% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,5		500,000	503,250
2015-37A SUB, due 01/15/31[5,7]		448,198	2,341
LCM XXIV Ltd.
2021-24A AR, 5.51% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,5		1,047,151	1,047,227
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,5		1,000,000	994,297
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.80% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,5		342,946	344,778
KREF Funding V LLC
6.17% (1 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 06/25/26◊,†††		185,045	184,317
0.15% due 06/25/26†††,4		514,406	–
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,7]		325,901	689
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[7,8]		500,000	50
Total Collateralized Loan Obligations			772,216,903
Financial - 2.5%
Station Place Securitization Trust
2024-SP2, 6.01% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,5		8,775,000	8,775,000
2024-SP1, 5.73% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,5		8,775,000	8,775,000
2024-SP4, 5.61% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,5		5,675,000	5,675,000
2024-SP3, 5.61% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,5		2,825,000	2,825,000
Dogwood State Bank
6.45% due 06/24/32		21,250,000	21,250,000
Strategic Partners Fund VIII, LP
6.92% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		14,647,374	14,564,610
6.93% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		2,493,170	2,479,348
KKR Core Holding Company LLC
4.00% due 08/12/31†††		15,935,680	14,621,078
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	9,949,550	11,689,494
Station Place Securitization Trust Series
2025-SP1, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/02/26◊,†††,5		10,600,000	10,600,000
Project Onyx I
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		7,439,226	7,428,392
Thunderbird A
5.50% due 03/01/37†††		6,400,000	5,874,525
Lightning A
5.50% due 03/01/37†††		6,400,000	5,874,525
Project Onyx
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/28◊,†††		5,212,277	5,203,377
Ceamer Finance LLC
6.79% due 11/15/39†††		2,123,479	2,153,762
3.69% due 03/24/31†††		1,874,464	1,801,261

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Financial - 2.5% (continued)
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	2,061,447	$2,054,191
Total Financial		131,644,563
Transport-Container - 1.7%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[5]	25,869,375	23,615,627
Triton Container Finance IX LLC
2025-1A, 5.43% due 06/20/50[5]	14,000,000	14,110,106
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[5]	7,382,667	6,788,256
2020-1A, 2.73% due 08/21/45[5]	3,015,114	2,890,132
2020-2A, 2.10% due 09/20/45[5]	2,700,021	2,522,695
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[5]	11,795,875	10,597,263
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[5]	9,183,333	8,547,544
2020-1A, 2.08% due 09/18/45[5]	1,038,806	964,958
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[5]	9,954,018	9,125,512
CLI Funding IX LLC
2025-1A, 5.35% due 06/20/50[5]	8,600,000	8,664,165
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[5]	2,228,906	2,103,064
Total Transport-Container		89,929,322
Infrastructure - 1.6%
Switch ABS Issuer LLC
2025-1A, 5.04% due 03/25/55[5]	11,450,000	11,294,540
2024-2A, 5.44% due 06/25/54[5]	5,450,000	5,490,575
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[5]	13,950,000	14,136,588
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[5]	9,250,000	8,839,736
2024-1A, 5.59% due 05/15/54[5]	4,000,000	4,051,508
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[5]	11,150,000	10,776,843
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50[5]	6,750,000	6,680,416
2021-1A, 1.88% due 03/26/46[5]	2,750,000	2,685,653
SBA Tower Trust
1.63% due 11/15/26[5]	5,723,000	5,490,890
1.84% due 04/15/27[5]	1,200,000	1,142,656
Compass Datacenters Issuer II LLC
2025-1A, 5.32% due 05/25/50[5]	5,500,000	5,568,805
Blue Stream Issuer LLC
2024-1A, 5.41% due 11/20/54[5]	3,610,000	3,636,831
Hotwire Funding LLC
2024-1A, 5.89% due 06/20/54[5]	2,380,000	2,415,729
Total Infrastructure		82,210,770
Whole Business - 1.5%
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[5]	18,421,875	17,558,305
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[5]	11,616,000	10,831,152
2019-1A, 3.88% due 10/25/49[5]	6,284,250	6,180,673
Subway Funding LLC
2024-1A, 6.03% due 07/30/54[5]	8,855,500	9,005,138
2024-3A, 5.25% due 07/30/54[5]	7,164,000	7,124,193
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[5]	8,699,254	8,081,469
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	7,742,100	7,337,443
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	6,905,625	6,586,995
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[5]	2,827,500	2,802,857
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[5]	1,692,000	1,669,015

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Whole Business - 1.5% (continued)
2018-1A, 4.12% due 07/25/48[5]	947,500	$944,495
Total Whole Business		78,121,735
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[5]	36,170,598	35,297,961
Capital Automotive REIT
2024-2A, 4.90% due 05/15/54[5]	5,261,667	5,242,974
2020-1A, 3.48% due 02/15/50[5]	1,959,583	1,896,417
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[5]	6,810,999	6,399,344
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[5]	5,748,930	5,399,822
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[5]	3,000,000	2,760,453
2021-1, 2.51% due 07/20/51[5]	2,500,000	2,288,708
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[5]	2,500,000	2,353,720
CARS-DB4, LP
2020-1A, 3.25% due 02/15/50[5]	881,281	812,599
Total Net Lease		62,451,998
Transport-Aircraft - 1.1%
AASET Trust
2021-1A, 2.95% due 11/16/41[5]	8,154,973	7,748,892
2024-1A, 6.26% due 05/16/49[5]	6,333,635	6,501,016
AASET MT-1 Ltd.
2025-2A, 5.52% due 02/16/50[5]	7,500,000	7,572,105
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[5]	5,185,785	5,278,536
Slam Ltd.
2025-1A, 5.81% due 05/15/50[5]	4,800,000	4,880,921
ALTDE Trust
2025-1A, 5.90% due 08/15/50[5]	4,749,953	4,843,205
AASET Ltd.
2024-2A, 5.93% due 09/16/49[5]	4,125,468	4,189,252
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	4,198,256	4,009,587
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[5]	2,044,257	2,072,757
2021-1A, 3.47% due 01/15/46[5]	842,479	830,016
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	2,924,724	2,845,230
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[5]	2,312,819	2,161,771
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	1,223,744	1,221,311
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	1,244,947	1,210,206
AASET
2025-1A, 5.94% due 02/16/50[5]	1,121,833	1,142,250
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	928,976	911,568
2017-1, 4.58% due 02/15/42[5]	110,397	108,852
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	209,588	209,510
Total Transport-Aircraft		57,736,985
Single Family Residence - 0.7%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[5]	5,050,000	5,002,953
2020-SFR2, 4.50% due 10/19/37[5]	4,900,000	4,858,884
2020-SFR2, 1.67% due 10/19/37[5]	3,950,000	3,893,951
2021-SFR1, 2.19% due 08/17/38[5]	4,000,000	3,856,706
2020-SFR2, 3.37% due 10/19/37[5]	3,200,000	3,165,807
Tricon Residential Trust
2025-SFR1, 5.41% (1 Month Term SOFR + 1.10%, Rate Floor: 1.10%) due 03/17/42◊,5	8,784,892	8,786,265

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.1% (continued)
Single Family Residence - 0.7% (continued)
2024-SFR2, 4.75% due 06/17/40[5]	4,990,330	$5,003,190
Total Single Family Residence		34,567,756
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[5]	24,650,000	23,558,064
Automotive - 0.2%
Avis Budget Rental Car Funding AESOP LLC
2021-1A, 1.38% due 08/20/27[5]	5,675,000	5,510,983
2020-2A, 2.02% due 02/20/27[5]	4,550,000	4,497,593
2025-1A, 5.24% due 08/20/29[5]	2,750,000	2,778,867
Total Automotive		12,787,443
Insurance - 0.1%
Obra Longevity
8.48% due 06/30/39†††	5,850,000	6,117,638
Unsecured Consumer Loans - 0.1%
GreenSky Home Improvement Issuer Trust
2025-1A, 5.39% due 03/25/60[5]	5,213,000	5,260,500
Total Asset-Backed Securities
(Cost $1,368,494,908)		1,356,603,677

CORPORATE BONDS†† - 22.0%
Financial - 13.1%
Societe Generale S.A.
2.80% due 01/19/28[5,9]	18,000,000	17,480,042
1.49% due 12/14/26[5,9]	10,500,000	10,347,142
1.79% due 06/09/27[5,9]	10,000,000	9,733,412
AEGON Funding Company LLC
5.50% due 04/16/27[5]	35,000,000	35,425,144
Brighthouse Financial Global Funding
5.55% due 04/09/27[5]	34,500,000	35,041,037
Equitable Financial Life Global Funding
1.40% due 07/07/25[5]	15,000,000	14,991,809
1.80% due 03/08/28[5]	12,000,000	11,214,107
Pershing Square Holdings Ltd.
3.25% due 10/01/31[5]	25,600,000	22,325,786
CNO Global Funding
5.88% due 06/04/27[5]	13,100,000	13,454,147
4.88% due 12/10/27[5]	8,650,000	8,717,625
JPMorgan Chase & Co.
1.47% due 09/22/27[9]	15,000,000	14,471,751
5.04% due 01/23/28[9]	7,600,000	7,672,459
GA Global Funding Trust
4.40% due 09/23/27[5]	14,650,000	14,621,120
1.63% due 01/15/26[5]	7,300,000	7,176,113
LPL Holdings, Inc.
5.70% due 05/20/27	14,700,000	14,975,315
4.00% due 03/15/29[5]	4,450,000	4,322,857
4.63% due 11/15/27[5]	2,000,000	1,994,593
BNP Paribas S.A.
1.32% due 01/13/27[5,9]	21,350,000	20,978,482
Reliance Standard Life Global Funding II
5.24% due 02/02/26[5]	20,850,000	20,903,658
Jackson National Life Global Funding
4.70% due 06/05/28[5]	13,700,000	13,785,664
5.60% due 04/10/26[5]	6,750,000	6,807,013
Athene Global Funding
1.73% due 10/02/26[5]	14,700,000	14,189,772
5.68% due 02/23/26[5]	4,750,000	4,782,800
Credit Agricole S.A.
1.25% due 01/26/27[5,9]	17,950,000	17,607,651
Corebridge Global Funding
4.65% due 08/20/27[5]	9,500,000	9,567,283
5.75% due 07/02/26[5]	7,250,000	7,342,148
Macquarie Group Ltd.
1.63% due 09/23/27[5,9]	16,750,000	16,160,165
Mutual of Omaha Companies Global Funding
5.00% due 04/01/30[5]	15,000,000	15,284,011
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[5]	10,800,000	10,532,911
3.88% due 03/01/31[5]	4,100,000	3,800,777
F&G Global Funding
1.75% due 06/30/26[5]	14,250,000	13,853,186
CoStar Group, Inc.
2.80% due 07/15/30[5]	15,280,000	13,806,111
Mizuho Financial Group, Inc.
4.71% due 07/08/31[9]	13,800,000	13,798,254
ABN AMRO Bank N.V.
1.54% due 06/16/27[5,9]	14,000,000	13,609,095
American National Group, Inc.
5.00% due 06/15/27	13,075,000	13,127,269
SLM Corp.
3.13% due 11/02/26	12,096,000	11,855,602
American National Global Funding
5.25% due 06/03/30[5]	11,150,000	11,205,731

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 22.0% (continued)
Financial - 13.1% (continued)
Nationwide Building Society
2.97% due 02/16/28[5,9]	11,300,000	$11,033,579
Standard Chartered plc
5.69% due 05/14/28[5,9]	10,600,000	10,812,483
CBS Studio Center
7.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/27◊,†††	10,000,000	9,990,209
QTS Good News Facility
7.35% (SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊,†††	9,922,635	9,922,635
Cooperatieve Rabobank UA
1.98% due 12/15/27[5,9]	10,000,000	9,645,029
ING Groep N.V.
1.73% due 04/01/27[9]	9,800,000	9,598,775
BPCE S.A.
1.65% due 10/06/26[5,9]	9,500,000	9,422,761
Lincoln Financial Global Funding
4.63% due 05/28/28[5]	8,750,000	8,804,167
First American Financial Corp.
4.00% due 05/15/30	7,860,000	7,529,571
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	7,120,000	7,118,876
5.50% due 04/15/29[5]	275,000	266,930
Iron Mountain, Inc.
4.88% due 09/15/27[5]	7,360,000	7,318,119
Macquarie Bank Ltd.
5.27% due 07/02/27[5]	7,100,000	7,249,333
Apollo Management Holdings, LP
4.40% due 05/27/26[5]	7,115,000	7,104,291
FS KKR Capital Corp.
2.63% due 01/15/27	7,400,000	7,095,868
HSBC Holdings plc
5.13% due 03/03/31[9]	7,000,000	7,093,464
Rocket Companies, Inc.
6.13% due 08/01/30[5]	6,850,000	6,980,356
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	6,902,011
7.13% due 03/15/26	18,000	18,266
NatWest Group plc
5.39% (SOFR + 1.10%) due 05/23/29◊	6,350,000	6,352,235
National Bank of Canada
5.60% due 07/02/27[9]	4,650,000	4,701,174
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,412,962
Deloitte LLP
3.46% due 05/07/27†††	4,500,000	4,369,788
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	4,300,000	4,156,706
SBA Communications Corp.
3.13% due 02/01/29	3,472,000	3,279,227
Hunt Companies, Inc.
5.25% due 04/15/29[5]	3,250,000	3,131,548
Citadel Securities Global Holdings LLC
5.50% due 06/18/30[5]	1,900,000	1,922,574
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30	1,600,000	1,626,444
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,383,575
AMC East Communities LLC
5.74% due 01/15/28[5]	1,290,479	1,302,931
Brown & Brown, Inc.
4.70% due 06/23/28	1,150,000	1,159,701
Trinity Acquisition plc
4.40% due 03/15/26	881,000	878,559
Old Republic International Corp.
3.88% due 08/26/26	700,000	694,663
Equinix, Inc.
1.55% due 03/15/28	700,000	652,468
Morgan Stanley
3.77% due 01/24/29[9]	361,000	355,846
Assurant, Inc.
4.90% due 03/27/28	350,000	352,735
Belvoir Land LLC
5.03% due 12/15/25[5]	150,516	150,722
UWM Holdings LLC
6.63% due 02/01/30[5]	150,000	150,155
Total Financial		681,902,778
Consumer, Non-cyclical - 2.4%
Global Payments, Inc.
2.90% due 05/15/30	28,801,000	26,479,360
3.20% due 08/15/29	2,199,000	2,079,410
GXO Logistics, Inc.
6.25% due 05/06/29	15,000,000	15,660,067
Element Fleet Management Corp.
5.64% due 03/13/27[5]	9,925,000	10,079,359
6.27% due 06/26/26[5]	4,400,000	4,462,325
Laboratory Corporation of America Holdings
1.55% due 06/01/26	10,571,000	10,295,434
PRA Health Sciences, Inc.
2.88% due 07/15/26[5]	10,280,000	10,031,532
Block, Inc.
2.75% due 06/01/26	7,600,000	7,440,651
Danone S.A.
2.95% due 11/02/26[5]	6,952,000	6,829,891
Valvoline, Inc.
3.63% due 06/15/31[5]	7,434,000	6,731,096
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,877,292
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,240,111
3.56% due 08/15/27	527,000	518,547

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 22.0% (continued)
Consumer, Non-cyclical - 2.4% (continued)
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.13% due 02/01/28		4,306,000	$4,393,843
Darling Global Finance B.V.
4.50% due 06/15/32[5]	EUR	2,050,000	2,444,368
Diageo Investment Corp.
5.13% due 08/15/30		2,250,000	2,318,076
IQVIA, Inc.
5.00% due 05/15/27[5]		2,300,000	2,292,232
HAH Group Holding Company LLC
9.75% due 10/01/31[5]		1,780,000	1,764,716
Triton Container International Ltd.
2.05% due 04/15/26[5]		1,800,000	1,762,768
Avantor Funding, Inc.
4.63% due 07/15/28[5]		1,050,000	1,031,057
Smithfield Foods, Inc.
4.25% due 02/01/27[5]		350,000	346,587
Performance Food Group, Inc.
5.50% due 10/15/27[5]		100,000	99,791
Total Consumer, Non-cyclical			126,178,513
Industrial - 1.7%
Berry Global, Inc.
1.57% due 01/15/26		11,750,000	11,539,921
4.88% due 07/15/26[5]		5,165,000	5,158,282
5.80% due 06/15/31		2,500,000	2,627,031
Sealed Air Corp.
1.57% due 10/15/26[5]		16,450,000	15,743,487
Silgan Holdings, Inc.
1.40% due 04/01/26[5]		12,600,000	12,260,207
Vontier Corp.
1.80% due 04/01/26		7,050,000	6,893,785
2.40% due 04/01/28		3,900,000	3,663,616
Graphic Packaging International LLC
1.51% due 04/15/26[5]		6,500,000	6,330,130
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[5]		5,475,000	5,459,150
4.20% due 04/01/27[5]		500,000	497,709
Weir Group plc
2.20% due 05/13/26[5]		5,410,000	5,275,946
Penske Truck Leasing Company LP / PTL Finance Corp.
5.25% due 07/01/29[5]		4,750,000	4,863,151
Jabil, Inc.
1.70% due 04/15/26		3,800,000	3,711,286
GATX Corp.
3.85% due 03/30/27		2,900,000	2,870,287
3.50% due 03/15/28		200,000	195,281
Enviri Corp.
5.75% due 07/31/27[5]		125,000	123,370
Total Industrial			87,212,639
Consumer, Cyclical - 1.4%
LG Electronics, Inc.
5.63% due 04/24/27[5]		11,000,000	11,197,952
LG Energy Solution Ltd.
5.38% due 07/02/27[5]		9,650,000	9,738,978
5.25% due 04/02/28[5]		1,000,000	1,003,113
United Airlines, Inc.
4.38% due 04/15/26[5]		8,125,000	8,071,287
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††		7,935,807	7,325,823
Choice Hotels International, Inc.
3.70% due 01/15/31		7,350,000	6,816,704
AS Mileage Plan IP Ltd.
5.02% due 10/20/29[5]		6,720,000	6,649,790
Air Canada
3.88% due 08/15/26[5]		4,550,000	4,504,041
Hyatt Hotels Corp.
5.75% due 04/23/30		4,320,000	4,468,702
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29		2,174,005	2,068,170
3.00% due 10/15/28		1,346,154	1,273,310
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		2,300,000	2,299,338
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]		1,667,000	1,662,966
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26		1,650,000	1,614,407
Newell Brands, Inc.
6.38% due 09/15/27		1,548,000	1,568,785
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]		1,340,000	1,341,758
Advance Auto Parts, Inc.
5.90% due 03/09/26		514,000	513,897
Total Consumer, Cyclical			72,119,021
Technology - 1.0%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26		22,350,000	21,785,439
3.25% due 02/15/29		810,000	767,319
Infor LLC
1.75% due 07/15/25[5]		13,800,000	13,780,844
Microchip Technology, Inc.
5.05% due 02/15/30		11,000,000	11,158,645
Qorvo, Inc.
3.38% due 04/01/31[5]		1,200,000	1,082,113
4.38% due 10/15/29		963,000	934,606

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 22.0% (continued)
Technology - 1.0% (continued)
TeamSystem S.p.A.
due 07/01/32[5]	EUR	1,100,000	$1,294,749
NCR Voyix Corp.
5.13% due 04/15/29[5]		636,000	626,420
MSCI, Inc.
3.88% due 02/15/31[5]		379,000	357,363
Total Technology			51,787,498
Energy - 0.8%
Targa Resources Corp.
4.90% due 09/15/30		7,500,000	7,563,314
BP Capital Markets plc
4.88% [9,10]		7,500,000	7,422,278
Occidental Petroleum Corp.
5.00% due 08/01/27		6,100,000	6,152,496
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29		5,844,000	5,960,652
HF Sinclair Corp.
6.38% due 04/15/27		5,020,000	5,051,348
Venture Global LNG, Inc.
9.50% due 02/01/29[5]		4,600,000	5,011,139
Venture Global Plaquemines LNG LLC
6.50% due 01/15/34[5]		2,000,000	2,000,000
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[5]		400,000	399,633
Sabine Pass Liquefaction LLC
5.00% due 03/15/27		300,000	301,801
Parkland Corp.
5.88% due 07/15/27[5]		80,000	80,047
Total Energy			39,942,708
Communications - 0.8%
SoftBank Corp.
4.70% due 07/09/30[5]		14,000,000	14,000,000
Level 3 Financing, Inc.
3.88% due 10/15/30[5]		5,070,000	4,398,225
4.50% due 04/01/30[5]		2,277,000	2,060,685
4.00% due 04/15/31[5]		2,150,000	1,838,250
11.00% due 11/15/29[5]		1,403,972	1,610,480
NTT Finance Corp.
1.16% due 04/03/26[5]		7,598,000	7,411,761
Match Group Holdings II LLC
4.63% due 06/01/28[5]		4,775,000	4,659,563
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31		3,250,000	2,898,005
Sirius XM Radio LLC
3.13% due 09/01/26[5]		190,000	186,415
3.88% due 09/01/31[5]		75,000	66,669
AMC Networks, Inc.
4.25% due 02/15/29		225,000	180,250
CSC Holdings LLC
4.13% due 12/01/30[5]		250,000	176,378
Total Communications			39,486,681
Utilities - 0.5%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26		8,200,000	8,243,661
Terraform Global Operating, LP
6.13% due 03/01/26[5]		5,754,000	5,719,196
Evercore, Inc.
5.17% due 07/24/30		5,000,000	4,994,743
Pinnacle West Capital Corp.
4.90% due 05/15/28		4,200,000	4,258,796
AES Corp.
3.30% due 07/15/25[5]		4,250,000	4,245,262
Southern Co.
3.75% due 09/15/51[9]		1,200,000	1,183,465
Total Utilities			28,645,123
Basic Materials - 0.2%
Alumina Pty Ltd.
6.13% due 03/15/30[5]		4,200,000	4,263,248
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]		4,184,000	4,093,669
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[5]		1,698,000	1,681,536
Carpenter Technology Corp.
6.38% due 07/15/28		1,145,000	1,148,106
Minerals Technologies, Inc.
5.00% due 07/01/28[5]		90,000	88,525
Total Basic Materials			11,275,084
Transporation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31†††		4,752,000	4,804,024
Total Corporate Bonds
(Cost $1,157,034,820)			1,143,354,069

U.S. GOVERNMENT SECURITIES†† - 21.8%
U.S. Treasury Notes
4.75% due 07/31/25		200,000,000	200,053,578
4.38% due 07/31/26		161,250,000	161,892,481
4.25% due 02/15/28		150,000,000	152,027,343
4.25% due 11/30/26		115,100,000	115,693,484
4.13% due 10/31/26		90,000,000	90,249,610
3.75% due 08/31/26		68,000,000	67,837,969
4.00% due 12/15/27		50,000,000	50,355,469
4.13% due 01/31/27		50,000,000	50,228,515
3.88% due 03/31/27		50,000,000	50,078,125
3.38% due 09/15/27		47,000,000	46,675,039
4.25% due 01/31/26		15,700,000	15,699,387
U.S. Treasury Inflation Indexed Bonds
2.13% due 04/15/29[14]		55,657,400	57,153,517
1.25% due 04/15/28[14]		25,526,101	25,478,067
0.50% due 01/15/28[14]		23,289,806	22,856,345
0.38% due 01/15/27[14]		19,774,813	19,504,491
1.38% due 07/15/33[14]		5,460,296	5,302,398
Total U.S. Government Securities
(Cost $1,125,734,646)			1,131,085,818

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 3.2%
Financial - 1.0%
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31		12,322,500	$12,306,604
QTS Good News Facility
7.10% (SOFR + 2.75%, Rate Floor: 0.00%) due 10/09/28◊,†††		11,450,000	11,445,312
Citadel Securities, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31		7,301,434	7,327,939
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31		5,174,000	5,180,468
Focus Financial Partners LLC
due 09/15/31		4,837,845	4,826,379
Corpay, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28		4,776,000	4,774,997
Eagle Point Holdings Borrower, LLC
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††		2,600,000	2,600,000
CPI Holdco B LLC
due 05/17/31		2,244,347	2,236,492
Starwood Property Mortgage LLC
6.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 01/02/30		298,500	299,061
Total Financial			50,997,252
Consumer, Cyclical - 0.5%
Flutter Entertainment plc
6.30% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/22/32		9,200,000	9,188,500
Clarios Global, LP
5.18% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/28/32	EUR	2,250,000	2,643,193
Samsonite IP Holdings SARL
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 06/21/30		2,578,601	2,581,824
Cedar Fair LP
due 05/01/31		2,244,332	2,244,333
Rent-A-Center, Inc.
7.03% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28†††		2,069,976	2,075,151
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 11/13/28		1,536,731	1,538,652
Entain Holdings (Gibraltar) Ltd.
6.67% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 03/29/27		1,440,000	1,440,446
DK Crown Holdings, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/04/32		997,500	993,759
Packers Holdings LLC
7.68% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28		1,660,122	888,166
Total Consumer, Cyclical			23,594,024
Consumer, Non-cyclical - 0.4%
Skechers
due 06/25/32		3,050,000	3,065,250
due 06/25/32	EUR	1,600,000	1,881,093
Women's Care Holdings, Inc.
8.88% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28		4,467,129	4,087,423
Bombardier Recreational Products, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31		4,021,601	4,017,418
Aramark Services, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30		2,616,025	2,619,295
Sazerac Co Inc.
due 06/24/32		2,300,000	2,297,125
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31		2,305,098	2,277,736

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 3.2% (continued)
Consumer, Non-cyclical - 0.4% (continued)
Concentra Health Services, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/26/31	399,000	$399,998
Eyecare Partners LLC
8.84% (6 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 3.61%) due 11/30/28[11]	358,034	281,057
9.88% (6 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	100,810	102,323
Total Consumer, Non-cyclical		21,028,718
Energy - 0.3%
ITT Holdings LLC
7.05% (1 Month Term SOFR + 2.73%, Rate Floor: 3.23%) due 10/11/30	10,169,522	10,179,691
Whitewater Matterhorn Holdings LLC
6.57% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/32	2,390,000	2,386,511
Colonial Pipeline
due 06/11/32[3]	2,300,000	2,283,325
AL GCX Holdings LLC
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/17/29	1,478,787	1,478,521
Venture Global Calcasieu Pass LLC
7.30% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	329,746	329,130
Total Energy		16,657,178
Industrial - 0.3%
XPO, Inc.
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/28	4,887,750	4,902,608
Harsco Corporation
6.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 06/09/28	4,013,263	3,964,101
United Rentals, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	3,308,125	3,332,936
Genesee & Wyoming, Inc.
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	3,027,125	3,009,144
Brown Group Holding LLC
6.81% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31	990,000	991,010
Total Industrial		16,199,799
Communications - 0.3%
Playtika Holding Corp.
7.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	10,513,549	10,321,046
Zayo Group Holdings, Inc.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,500,000	1,423,800
SBA Senior Finance II LLC
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/25/31	740,625	741,277
Virgin Media Bristol LLC
7.37% (6 Month Term SOFR + 3.18%, Rate Floor: 3.18%) due 03/02/31	600,000	591,684
Total Communications		13,077,807
Technology - 0.2%
Dun & Bradstreet Corp.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/18/29	8,343,881	8,336,705
World Wide Technology Holding Company LLC
6.56% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30	2,593,484	2,603,209

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 3.2% (continued)
Technology - 0.2% (continued)
Datix Bidco Ltd.
9.46% (6 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 04/30/31†††	GBP	968,800	$1,320,812
9.54% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 04/30/31†††		275,000	273,145
9.56% ((6 Month GBP SONIA + 5.50%) and (6 Month Term SOFR + 5.25%), Rate Floor: 6.00%) due 10/30/30†††		45,325	40,485
9.56% ((6 Month GBP SONIA + 5.50%) and (6 Month Term SOFR + 5.25%), Rate Floor: 6.00%) due 10/30/30†††	GBP	6,475	7,939
Upland Software, Inc.
8.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 08/06/26		267,056	259,141
Total Technology			12,841,436
Basic Materials - 0.2%
Trinseo Materials Operating S.C.A.
7.09% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28		10,656,000	4,553,948
Minerals Technologies, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/26/31		3,482,500	3,478,147
Arsenal AIC Parent LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30		2,992,481	2,985,748
Total Basic Materials			11,017,843
Total Senior Floating Rate Interests
(Cost $172,003,246)			165,414,057

FEDERAL AGENCY DISCOUNT NOTES†† - 1.3%
Federal Home Loan Bank
4.10% due 07/01/25[12]		68,500,000	68,500,000
Total Federal Agency Discount Notes
(Cost $68,500,000)			68,500,000

MUNICIPAL BONDS†† - 0.2%
Colorado - 0.1%
Fort Carson Family Housing LLC Revenue Bonds
7.86% due 11/15/29		6,145,000	6,526,236
California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26		3,145,000	3,035,471
Total Municipal Bonds
(Cost $9,617,026)			9,561,707

REPURCHASE AGREEMENTS††,13 - 3.1%
BofA Securities, Inc.
issued 06/30/25 at 4.37% due 07/01/25		67,307,288	67,307,288
BNP Paribas
issued 06/30/25 at 4.37% due 07/01/25		42,067,055	42,067,055
J.P. Morgan Securities LLC
issued 06/30/25 at 4.37% due 07/01/25		42,067,055	42,067,055
Bank of Montreal
issued 06/30/25 at 4.34% due 07/01/25		8,413,411	8,413,411
Total Repurchase Agreements
(Cost $159,854,809)			159,854,809

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	25,196,000	$471,388
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	12,668,000	413,496
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	5,009,000	420,200
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	10,134,000	330,784
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	7,559,000	141,420
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	2,238,000	73,050
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	2,305,000	43,124
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $56,648,827)	EUR	48,259,000	9,134
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $56,648,827)	EUR	48,259,000	9,134
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $39,653,827)	EUR	33,781,000	6,500
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $19,885,019)	EUR	16,940,000	3,260
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $16,995,000)	EUR	14,478,000	2,786
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $3,275,042)	EUR	2,790,000	537
Total OTC Options Purchased
(Cost $4,272,950)			1,924,813

OTC INTEREST RATE SWAPTIONS PURCHASED††,15 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $79,857,500)	USD	159,715,000	2,850,235
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $79,857,500)	USD	79,857,500	1,425,118
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $79,857,500)	USD	79,857,500	1,425,118
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $131,553,600)	GBP	96,000,000	959,272
Total Interest Rate Swaptions			6,659,743
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $131,553,600)	GBP	96,000,000	44,080
Total Interest Rate Swaptions			44,080
Total OTC Interest Rate Swaptions Purchased
(Cost $4,687,897)			6,703,823
Total Investments - 120.7%
(Cost $6,313,376,205)			$6,273,524,560

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC OPTIONS WRITTEN†† - (0.0)%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	2,305,000	$(10,468)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	7,559,000	(34,329)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	25,196,000	(114,426)
Total Foreign Exchange Options			(159,223)
Total OTC Options Written
(Premiums received $276,851)			(159,223)

OTC INTEREST RATE SWAPTIONS WRITTEN††,15 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $131,553,600)	GBP	96,000,000	(482,420)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $79,857,500)	USD	79,857,500	(631,744)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $79,857,500)	USD	79,857,500	(631,744)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $79,857,500)	USD	159,715,000	(1,263,488)
Total Interest Rate Swaptions			(3,009,396)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $131,553,600)	GBP	96,000,000	(206,687)
Total Interest Rate Swaptions			(206,687)
Total OTC Interest Rate Swaptions Written
(Premiums received $2,748,881)			(3,216,083)
Other Assets & Liabilities, net - (20.6)%			(1,071,717,229)
Total Net Assets - 100.0%			$5,198,432,025

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$5,085,000	$(376,554)	$(286,805)	$(89,749)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	5,085,000	(773,878)	(682,950)	(90,928)
						$(1,150,432)	$(969,755)	$(180,677)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.05%	Annually	02/04/27	$260,000,000	$1,782,326	$758	$1,781,568
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	01/03/27	190,000,000	1,237,926	584	1,237,342
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.72%	Annually	04/02/27	425,000,000	1,191,925	1,193	1,190,732
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.37%	Annually	07/03/27	60,000,000	1,020,302	173	1,020,129
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.00%	Annually	12/03/26	220,000,000	980,210	605	979,605
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.49%	Annually	08/13/34	45,000,000	535,778	3,363	532,415
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.68%	Annually	06/03/27	150,000,000	462,233	648	461,585
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.58%	Annually	06/03/28	65,000,000	304,698	450	304,248
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.85%	Annually	08/12/26	532,000,000	222,557	886	221,671
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	08/13/39	5,000,000	171,773	283	171,490
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	08/12/34	49,200,000	381,147	814,604	(433,457)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	12/23/39	17,000,000	(440,544)	454	(440,998)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.45%	Annually	10/01/26	185,800,000	(684,816)	479	(685,295)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.92%	Annually	12/18/34	34,100,000	(702,149)	542	(702,691)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.71%	Annually	06/03/32	75,000,000	(822,422)	742	(823,164)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.36%	Annually	10/16/30	121,000,000	(5,135,812)	711	(5,136,523)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	181,100,000	(4,835,817)	363,640	(5,199,457)
								$(4,330,685)	$1,190,115	$(5,520,800)

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	GBP	Buy	50,000	68,038 USD	07/16/25	$597
Goldman Sachs International	GBP	Sell	48,000	65,609 USD	07/16/25	(281)
Barclays Bank plc	GBP	Sell	87,000	118,632 USD	07/16/25	(793)
Citibank, N.A.	GBP	Sell	1,114,000	1,510,148 USD	07/16/25	(19,045)
Morgan Stanley Capital Services LLC	EUR	Sell	3,190,000	3,711,737 USD	07/16/25	(50,347)
Nomura Global Financial Products, Inc.	EUR	Sell	11,635,000	13,405,766 USD	07/16/25	(315,817)
						$(385,686)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	$159,715,000	$2,850,235
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	79,857,500	1,425,118
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	79,857,500	1,425,118
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	131,553,600	959,272
								$6,659,743
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	$131,553,600	$44,080

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	$131,553,600	$(482,420)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	79,857,500	(631,744)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	79,857,500	(631,744)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	159,715,000	(1,263,488)
								$(3,009,396)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	$131,553,600	$(206,687)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2025.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

[3]	Security is unsettled at period end and may not have a stated effective rate.
[4]	Security is an interest-only strip.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,732,421,079 (cost $2,757,985,458), or 52.6% of total net assets.
[6]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50 (cost $0), or less than 0.1% of total net assets — See Note 6.
[9]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[10]	Perpetual maturity.
[11]	Payment-in-kind security.
[12]	Rate indicated is the effective yield at the time of purchase.
[13]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[14]	Face amount of security is adjusted for inflation.
[15]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America

CDX.NA.HY.43.V1— Credit Default Swap North American High Yield Series 43 Index Version 1

CME — Chicago Mercantile Exchange

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$—	$16,572,116	$—	$16,572,116
Warrants	236	—	—	236
Mutual Funds	91,480,710	—	—	91,480,710
Money Market Fund	88,569,214	—	—	88,569,214
Collateralized Mortgage Obligations	—	2,031,691,896	2,207,615	2,033,899,511
Asset-Backed Securities	—	1,233,907,159	122,696,518	1,356,603,677
Corporate Bonds	—	1,106,941,590	36,412,479	1,143,354,069
U.S. Government Securities	—	1,131,085,818	—	1,131,085,818
Senior Floating Rate Interests	—	147,651,213	17,762,844	165,414,057
Federal Agency Discount Notes	—	68,500,000	—	68,500,000
Municipal Bonds	—	9,561,707	—	9,561,707
Repurchase Agreements	—	159,854,809	—	159,854,809
Options Purchased	—	1,924,813	—	1,924,813
Interest Rate Swaptions Purchased	—	6,703,823	—	6,703,823
Interest Rate Swap Agreements**	—	7,900,785	—	7,900,785
Forward Foreign Currency Exchange Contracts**	—	597	—	597
Total Assets	$180,050,160	$5,922,296,326	$179,079,456	$6,281,425,942

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$159,223	$—	$159,223
Interest Rate Swaptions Written	—	3,216,083	—	3,216,083
Credit Default Swap Agreements**	—	180,677	—	180,677
Interest Rate Swap Agreements**	—	13,421,585	—	13,421,585
Forward Foreign Currency Exchange Contracts**	—	386,283	—	386,283
Unfunded Loan Commitments (Note 5)	—	—	22,721	22,721
Total Liabilities	$—	$17,363,851	$22,721	$17,386,572

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$53,676,390	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	36,650,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	32,370,128	Yield Analysis	Yield	4.3%-7.8%	6.5%
Collateralized Mortgage Obligations	2,207,615	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	17,316,032	Yield Analysis	Yield	5.8%-9.2%	7.8%
Corporate Bonds	9,922,635	Model Price	Purchase Price	—	—
Corporate Bonds	9,173,812	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	13,087,693	Yield Analysis	Yield	6.5%-9.9%	6.9%
Senior Floating Rate Interests	2,600,000	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	2,075,151	Third Party Pricing	Broker Quote	—	—
Total Assets	$179,079,456
Liabilities:
Unfunded Loan Commitments	$22,721	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2025, the Fund had securities with a total value of $2,075,151 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments

Beginning Balance	$127,702,527	$-	$27,399,772	$3,291,684	$158,393,983	$(4,105)
Purchases/(Receipts)	26,982,223	2,199,956	12,547,092	12,587,775	54,317,046	(32,449)
(Sales, maturities and paydowns)/Fundings	(32,332,751)	-	(3,569,611)	(222,377)	(36,124,739)	39,209
Amortization of premiums/discounts	9,954	-	(1,785)	1,710	9,879	4,175
Total realized gains (losses) included in earnings	46,001	-	-	(919)	45,082	743
Total change in unrealized appreciation (depreciation) included in earnings	288,564	7,659	37,011	29,820	363,054	(30,294)
Transfers into Level 3	-	-	-	2,075,151	2,075,151	-
Ending Balance	$122,696,518	$2,207,615	$36,412,479	$17,762,844	$179,079,456	$(22,721)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2025	$288,564	$7,659	$37,011	$116,859	$450,093	$2,630

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-12, 5.86% due 10/25/69	6.86%	11/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
ATLX Trust 2024-RPL2, 3.85% due 04/25/63	4.85%	10/01/28	—	—
Barclays Mortgage Loan Trust 2023-NQM1, 6.03% due 01/25/63	7.03%	04/01/27	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM2, 5.93% due 11/25/64	6.93%	02/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due 12/01/63	6.94%	01/01/28	—	—
CIM TRUST 2025-R1, 5.00% due 02/25/99	8.00%	03/01/28	9.00%	03/01/29
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
GCAT Trust 2025-NQM1, 5.37% due 11/25/69	6.37%	04/01/29	—	—
GCAT Trust 2025-NQM2, 5.60% due 04/25/70	6.60%	06/26/29	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
HOMES Trust 2025-AFC2, 5.47% due 06/25/60	6.47%	06/01/29	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due 02/25/64	6.59%	12/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2025-NQM10, 5.45% due 05/25/65	6.45%	05/01/29	—	—
OBX Trust 2024-NQM17, 5.86% due 11/25/64	6.86%	11/01/28	—	—
OBX Trust 2025-NQM2, 5.75% due 11/25/64	6.75%	01/01/29	—	—
OBX Trust 2024-NQM18, 5.66% due 10/25/64	6.66%	11/01/28	—	—
OBX Trust 2025-NQM3, 5.85% due 12/01/64	6.85%	02/01/29	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2025-NQM3, 5.95% due 12/01/64	6.95%	02/01/29	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
PRPM 2025-3, 6.26% due 05/25/30	9.26%	05/01/28	10.26%	05/01/29
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
RCKT Mortgage Trust 2025-CES5, 5.69% due 05/25/55	6.69%	05/01/29	—	—
RCKT Mortgage Trust 2025-CES6, 5.47% due 06/25/55	6.47%	06/01/29	—	—
Verus Securitization Trust 2025-1, 5.77% due 01/25/70	6.77%	01/01/29	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-5, 5.43% due 06/25/70	6.43%	06/01/29	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—
Verus Securitization Trust 2025-2, 5.31% due 03/25/70	6.31%	03/01/29	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Bonds
4.37%			2.88% - 3.75%
Due 07/01/25	$67,307,288	$67,315,458	Due 08/15/41 - 08/15/45	$54,928,800	$42,788,116
			U.S. Treasury Notes
			0.38% - 4.63%
			Due 10/31/25 - 08/15/30	13,222,300	13,166,469
			U.S. Treasury Strips
			0.00%
			Due 08/15/25 - 11/15/54	40,685,116	12,696,026
			U.S. Treasury Floating Rate Notes
			4.22% - 4.41%
			Due 10/31/25 - 07/31/26	2,800	2,823
				108,839,016	68,653,434
BNP Paribas			U.S. Treasury Inflation Indexed Bond
4.37%			1.63%
Due 07/01/25	42,067,055	42,072,161	Due 04/15/30	33,293,937	33,606,756
			U.S. Treasury Notes
			4.13% - 4.38%
			Due 02/15/27 - 05/15/34	7,490,700	7,634,580
			U.S. Treasury Strips
			0.00%
			Due 02/15/36 - 02/15/48	3,061,477	1,672,338
				43,846,114	42,913,674
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.37%			3.13%
Due 07/01/25	42,067,055	42,072,161	Due 08/31/29	43,556,600	42,913,663

Bank of Montreal			U.S. Treasury Bond
4.34%			3.63%
Due 07/01/25	8,413,411	8,414,425	Due 05/15/53	10,509,300	8,582,759

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$33,714,995	$1,279,471	$(8,700,000)	$(19,341)	$125,761	$26,400,886	1,061,129	$1,279,471
Guggenheim Strategy Fund III	33,817,254	1,362,745	(4,500,000)	96,859	6,066	30,782,924	1,232,796	1,362,745
Guggenheim Ultra Short Duration Fund — Institutional Class	33,031,793	1,162,960	–	–	102,147	34,296,900	3,412,627	1,162,960
	$100,564,042	$3,805,176	$(13,200,000)	$77,518	$233,974	$91,480,710		$3,805,176

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 0.1%
Consumer, Non-cyclical - 0.1%
Endo, Inc.*	146,283	$3,070,041
Save-A-Lot*,†††	1,053,728	106
Total Consumer, Non-cyclical		3,070,147
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	743	967,124
Schur Flexibles GesmbH*,††	1,661	122,305
YAK BLOCKER 2 LLC†††	74,424	58,549
YAK BLOCKER 2 LLC†††	68,788	54,115
BP Holdco LLC*,†††,1	37,539	30,686
Vector Phoenix Holdings, LP*,†††	37,539	795
Targus, Inc.*,†††	12,773	226
Targus, Inc.*,†††	12,773	1
Total Industrial		1,233,801
Consumer, Cyclical - 0.0%
SHO Holding I Corp.*,†††	1,150	903,398
Accuride Corp*,†††,1	3,399,497	340
ATD New Holdings, Inc.*,†††	42,478	4
Accuride Liquidating Trust*,†††,1	209	–
Total Consumer, Cyclical		903,742
Financial - 0.0%
Checkers Holdings, Inc.*,†††	158,620	631,308
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	6,864,930	686
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,3	4,400,000	440
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,3	1,825,000	183
Total Financial		632,617
Communications - 0.0%
Xplore, Inc.*,††	204,119	474,730
Energy - 0.0%
Permian Production Partners LLC*,†††	573,522	57
Total Common Stocks
(Cost $9,451,946)		6,315,094

PREFERRED STOCKS† - 4.2%
Financial - 3.3%
Citigroup, Inc.††
3.88%	30,600,000	30,178,722
4.00%	13,100,000	13,007,680
6.75%	5,600,000	5,641,238
Goldman Sachs Group, Inc.††
4.13%	20,500,000	20,122,431
7.50%	13,600,000	14,319,807
6.85%	4,800,000	4,953,544
6.13%	4,250,000	4,255,589
Wells Fargo & Co.††
3.90%	25,750,000	25,486,081
6.85%	8,250,000	8,669,183
Bank of America Corp.††
4.38%	13,850,000	13,590,001
6.63%	11,550,000	11,961,792
6.13%	3,900,000	3,963,028
JPMorgan Chase & Co.††
6.50%	20,000,000	20,655,480
Bank of New York Mellon Corp.††
3.75%	20,550,000	20,070,385
Charles Schwab Corp.††
4.00%	18,700,000	17,347,226
MetLife, Inc.††
3.85%	12,200,000	12,136,972
State Street Corp.††
6.70%	9,590,000	10,028,906
6.45%	1,100,000	1,119,144
American National Group, Inc.
7.38%	369,000	9,619,830
Kuvare US Holdings, Inc.††
7.00% due 02/17/51[4]	8,450,000	8,425,842
Jackson Financial, Inc.
8.00%	284,000	7,190,880
CNO Financial Group, Inc.
5.13% due 11/25/60	321,950	5,547,199
Selective Insurance Group, Inc.
4.60%	246,000	4,098,360
First Republic Bank
4.25%*	803,675	161
4.50%*	238,300	48
Total Financial		272,389,529
Communications - 0.3%
AT&T Mobility II LLC†††
6.80%*	27,000	27,774,630
Government - 0.3%
CoBank ACB††
4.25%	20,000,000	19,230,932
7.13%	2,500,000	2,554,305
Farmer Mac
5.75%	272,820	5,884,591
Total Government		27,669,828
Energy - 0.2%
Venture Global LNG, Inc.††
9.00%[4]	18,150,000	17,645,408
Utilities - 0.1%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85	238,000	5,947,620
Total Preferred Stocks
(Cost $382,918,225)		351,427,015

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	128,004	1,536
Pershing Square SPARC Holdings, Ltd.*,†††,2	1,716,232	172
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,2	762,770	76
Total Warrants
(Cost $296,403)		1,784

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares		Value
RIGHT††† - 0.0%
Communications - 0.0%
Xplore, Inc.*		15,561	$1
Total Right
(Cost $–)			1

EXCHANGE-TRADED FUNDS***,† - 0.4%
iShares Silver Trust*		643,500	21,113,235
SPDR S&P 500 ETF Trust		25,000	15,446,250
Total Exchange-Traded Funds
(Cost $33,897,819)			36,559,485

MUTUAL FUNDS† - 4.1%
Guggenheim Limited Duration Fund — Class R6[1]		5,639,059	138,890,012
Guggenheim Ultra Short Duration Fund — Institutional Class[1]		5,472,251	54,996,123
Guggenheim Strategy Fund III[1]		1,650,543	41,214,060
Guggenheim Strategy Fund II1		1,573,229	39,141,939
NAA Risk Managed Real Estate Fund[19]		1,128,788	36,245,376
NAA Opportunity Fund[19]		1,032,035	31,487,386
Total Mutual Funds
(Cost $336,273,334)			341,974,896

MONEY MARKET FUNDS***,† - 2.1%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[5]		164,875,646	164,875,646
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.09%[5]		11,360,050	11,360,050
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 4.14%[5]		328,443	328,443
Total Money Market Funds
(Cost $176,564,139)			176,564,139

		Face Amount~
CORPORATE BONDS†† - 28.8%
Financial - 10.3%
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]		33,375,000	35,115,740
6.13% due 11/01/32[4]		5,000,000	5,047,731
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]		31,500,000	27,471,183
3.25% due 11/15/30		12,120,000	10,984,618
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]		21,650,000	20,069,959
2.88% due 10/15/26[4]		9,250,000	9,021,243
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31		22,640,000	21,339,393
5.30% due 01/15/29		6,950,000	7,027,062
Wilton RE Ltd.
6.00%[4,6,7]		27,267,000	27,277,646
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]		36,940,000	22,363,082
Host Hotels & Resorts, LP
3.50% due 09/15/30		24,000,000	22,284,602
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]		23,000,000	22,233,546
CBS Studio Center
7.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/27◊,†††		22,000,000	21,978,459
American National Group, Inc.
6.00% due 07/15/35		16,275,000	16,370,848
5.00% due 06/15/27		4,813,000	4,832,241
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55[7]		20,500,000	21,158,317
Equitable Holdings, Inc.
6.70% due 03/28/55[7]		20,500,000	20,989,253
FS KKR Capital Corp.
3.25% due 07/15/27		21,000,000	20,139,197
PennyMac Financial Services, Inc.
7.13% due 11/15/30[4]		9,275,000	9,612,471
6.88% due 02/15/33[4]		6,440,000	6,601,000
7.88% due 12/15/29[4]		3,675,000	3,902,420
LPL Holdings, Inc.
4.00% due 03/15/29[4]		14,788,000	14,365,486
4.38% due 05/15/31[4]		5,500,000	5,262,308
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]		8,650,000	8,396,167
5.50% due 11/15/25[4]		6,300,000	6,299,005
5.75% due 06/15/27[4]		4,550,000	4,539,085
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[4]		14,770,000	15,044,707
7.00% due 01/15/31[4]		3,475,000	3,594,575
Mitsubishi UFJ Financial Group, Inc.
5.42% due 02/22/29[7]		18,050,000	18,511,412
Sherwood Financing plc
7.63% due 12/15/29[4]	EUR	12,190,000	14,523,018
7.48% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊	EUR	2,882,000	3,386,893
Encore Capital Group, Inc.
8.50% due 05/15/30[4]		12,100,000	12,978,399
9.25% due 04/01/29[4]		4,450,000	4,732,277
Starwood Property Trust, Inc.
4.38% due 01/15/27[4]		17,600,000	17,435,023

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Financial - 10.3% (continued)
OneMain Finance Corp.
9.00% due 01/15/29		7,150,000	$7,497,905
4.00% due 09/15/30		7,250,000	6,689,819
7.88% due 03/15/30		2,225,000	2,364,217
7.13% due 03/15/26		698,000	708,330
QTS Good News Facility
7.35% (SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊,†††		16,595,499	16,595,499
Global Atlantic Finance Co.
4.70% due 10/15/51[4,7]		11,350,000	11,141,785
7.95% due 06/15/33[4]		4,139,000	4,688,085
IP Lending X Ltd.
7.75% due 07/02/29†††,4		15,407,121	15,407,121
Focus Financial Partners LLC
6.75% due 09/15/31[4]		14,685,000	14,989,919
SLM Corp.
3.13% due 11/02/26		14,787,000	14,493,120
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[4,7]		13,650,000	13,623,546
Kennedy-Wilson, Inc.
5.00% due 03/01/31		14,669,000	13,220,437
4.75% due 02/01/30		250,000	228,955
Belrose Funding Trust II
6.79% due 05/15/55[4]		13,050,000	13,339,586
Hunt Companies, Inc.
5.25% due 04/15/29[4]		13,700,000	13,200,676
Hampton Roads PPV LLC
6.62% due 06/15/53†††,4		16,345,000	13,137,634
Lloyds Banking Group plc
5.87% due 03/06/29[7]		12,100,000	12,508,267
First American Financial Corp.
4.00% due 05/15/30		11,760,000	11,265,617
Galaxy Bidco Ltd.
8.13% due 12/19/29[4]	GBP	7,500,000	10,476,081
Enstar Group Ltd.
7.50% due 04/01/45[4,7]		9,650,000	9,926,453
Dyal Capital Partners IV
3.65% due 02/22/41†††		10,950,000	9,820,129
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[4]		9,810,000	9,770,874
Dai-ichi Life Insurance Company Ltd.
6.20%[4,6,7]		8,150,000	8,223,953
Farmers Insurance Exchange
7.00% due 10/15/64[4,7]		7,830,000	7,772,045
Ascot Group Ltd.
6.35% due 06/15/35[4,7]		7,450,000	7,686,996
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]		7,150,000	7,503,203
Stewart Information Services Corp.
3.60% due 11/15/31		7,788,000	6,963,782
Rocket Companies, Inc.
6.38% due 08/01/33[4]		6,750,000	6,906,603
Nippon Life Insurance Co.
6.50% due 04/30/55[4,7]		6,450,000	6,676,950
Americo Life, Inc.
3.45% due 04/15/31[4]		7,470,000	6,663,919
Toronto-Dominion Bank
8.13% due 10/31/82[7]		6,300,000	6,579,764
UWM Holdings LLC
6.63% due 02/01/30[4]		6,500,000	6,506,718
PartnerRe Finance B LLC
4.50% due 10/01/50[7]		6,460,000	6,078,303
Ryan Specialty LLC
5.88% due 08/01/32[4]		5,742,000	5,787,167
CNO Financial Group, Inc.
6.45% due 06/15/34		5,200,000	5,453,427
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]		5,303,000	5,348,293
Walker & Dunlop, Inc.
6.63% due 04/01/33[4]		5,125,000	5,259,444
Fortitude Group Holdings LLC
6.25% due 04/01/30[4]		4,950,000	5,092,608
Blue Owl Capital GP LLC
7.11% due 08/22/43†††		5,000,000	5,087,894
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]		6,412,000	4,935,167
Bank of Nova Scotia
8.63% due 10/27/82[7]		4,650,000	4,934,668
Iron Mountain, Inc.
5.63% due 07/15/32[4]		4,730,000	4,692,404
Reinsurance Group of America, Inc.
6.65% due 09/15/55[7]		4,460,000	4,445,296
Globe Life, Inc.
5.85% due 09/15/34		2,780,000	2,878,309
2.15% due 08/15/30		1,560,000	1,373,723
Brown & Brown, Inc.
6.25% due 06/23/55		1,700,000	1,752,370
5.55% due 06/23/35		1,675,000	1,708,060
Rfna, LP
7.88% due 02/15/30[4]		3,025,000	3,095,452
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]		3,000,000	2,987,854
Citadel Securities Global Holdings LLC
6.20% due 06/18/35[4]		2,850,000	2,924,166
Prudential Financial, Inc.
5.13% due 03/01/52[7]		2,750,000	2,659,590
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30		2,425,000	2,465,079
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]		1,700,000	1,811,873

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 28.8% (continued)
Financial - 10.3% (continued)
Atlas Mara Ltd.
due 12/31/21†††,3,8	1,183,303	$1
Total Financial		862,237,502
Communications - 3.7%
British Telecommunications plc
4.88% due 11/23/81[4,7]	28,200,000	25,820,126
4.25% due 11/23/81[4,7]	5,250,000	5,147,924
AMC Networks, Inc.
10.50% due 07/15/32[4]	17,650,000	17,883,686
4.25% due 02/15/29	10,200,000	8,171,322
10.25% due 01/15/29[4]	2,125,000	2,203,019
McGraw-Hill Education, Inc.
8.00% due 08/01/29[4]	22,634,000	23,045,984
5.75% due 08/01/28[4]	4,600,000	4,627,710
Level 3 Financing, Inc.
4.50% due 04/01/30[4]	18,794,000	17,008,570
11.00% due 11/15/29[4]	4,857,461	5,571,938
10.75% due 12/15/30[4]	2,600,000	2,947,750
Bell Telephone Company of Canada or Bell Canada
6.88% due 09/15/55[7]	21,020,000	21,545,785
Altice France S.A.
5.13% due 07/15/29[4]	13,250,000	10,951,456
5.50% due 10/15/29[4]	11,760,000	9,748,040
Rogers Communications, Inc.
7.00% due 04/15/55[7]	19,450,000	19,884,855
Sunrise FinCo I B.V.
4.88% due 07/15/31[4]	20,200,000	19,104,150
CSC Holdings LLC
4.13% due 12/01/30[4]	20,672,000	14,584,356
4.63% due 12/01/30[4]	2,715,000	1,262,627
TELUS Corp.
6.63% due 10/15/55[7]	7,850,000	7,896,910
7.00% due 10/15/55[7]	6,350,000	6,392,488
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[4]	14,265,000	13,038,642
Vodafone Group plc
5.13% due 06/04/81[7]	16,875,000	12,767,048
Virgin Media Finance plc
5.00% due 07/15/30[4]	11,400,000	10,417,897
Sirius XM Radio LLC
4.13% due 07/01/30[4]	8,900,000	8,206,152
3.13% due 09/01/26[4]	1,550,000	1,520,759
Paramount Global
5.25% due 04/01/44	5,779,000	4,600,097
5.90% due 10/15/40	2,765,000	2,521,320
4.90% due 08/15/44	1,797,000	1,386,078
Match Group Holdings II LLC
4.63% due 06/01/28[4]	7,700,000	7,513,851
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	7,000,000	6,926,390
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[4]	6,031,000	6,041,771
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	3,650,000	3,573,297
Cogent Communications Group LLC
7.00% due 06/15/27[4]	3,173,000	3,187,539
Cable One, Inc.
4.00% due 11/15/30[4]	2,522,000	1,986,994
Ziggo B.V.
4.88% due 01/15/30[4]	1,685,000	1,573,830
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	2,244,000	1,540,079
Time Warner Cable LLC
4.50% due 09/15/42	1,085,000	864,183
Zayo Group Holdings, Inc.
4.00% due 03/01/27[4]	700,000	656,444
Total Communications		312,121,067
Energy - 3.1%
BP Capital Markets plc
4.88%[6,7]	39,360,000	38,952,114
Parkland Corp.
4.63% due 05/01/30[4]	20,000,000	19,151,227
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	18,763,000	18,603,931
ITT Holdings LLC
6.50% due 08/01/29[4]	19,477,000	18,521,675
Cheniere Energy Partners, LP
5.75% due 08/15/34	16,340,000	16,780,696
Occidental Petroleum Corp.
7.95% due 06/15/39	12,735,000	14,290,402
4.50% due 07/15/44	2,850,000	2,084,461
CVR Energy, Inc.
8.50% due 01/15/29[4]	15,975,000	15,981,262
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	10,145,000	10,347,504
4.88% due 02/01/31	5,000,000	4,959,892
NuStar Logistics, LP
6.38% due 10/01/30	12,749,000	13,211,279
5.63% due 04/28/27	450,000	453,906
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	8,700,000	9,477,589
9.88% due 02/01/32[4]	3,000,000	3,239,889
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	7,750,000	7,869,637
8.25% due 01/15/32[4]	2,200,000	2,313,700
7.13% due 07/01/33[4]	2,120,000	2,149,709
Buckeye Partners, LP
6.88% due 07/01/29[4]	10,770,000	11,157,957
6.75% due 02/01/30[4]	1,080,000	1,121,080

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Energy - 3.1% (continued)
Viper Energy, Inc.
5.38% due 11/01/27[4]		5,851,000	$5,857,366
7.38% due 11/01/31[4]		4,677,000	4,962,695
Kinetik Holdings, LP
5.88% due 06/15/30[4]		6,100,000	6,151,728
6.63% due 12/15/28[4]		4,450,000	4,551,415
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]		6,550,000	7,107,326
TransMontaigne Partners LLC
8.50% due 06/15/30[4]		3,450,000	3,589,018
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[4]		2,198,000	1,922,105
4.13% due 08/15/31[4]		760,000	703,450
3.88% due 08/15/29[4]		510,000	480,792
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
4.70% due 06/15/44		2,450,000	2,031,612
Rockies Express Pipeline LLC
6.88% due 04/15/40[4]		1,925,000	1,928,355
ONEOK, Inc.
7.15% due 01/15/51		1,740,000	1,873,789
HF Sinclair Corp.
6.38% due 04/15/27		1,571,000	1,580,810
Sunoco, LP
7.25% due 05/01/32[4]		1,500,000	1,574,972
MPLX, LP
5.65% due 03/01/53		1,390,000	1,275,405
Sunoco Limited Partnership / Sunoco Finance Corp.
6.00% due 04/15/27		125,000	124,966
Total Energy			256,383,714
Industrial - 2.9%
AP Grange Holdings
6.50% due 03/20/45†††		43,700,000	44,355,500
5.00% due 03/20/45†††		4,900,000	4,949,000
Terminal Investment Limited Holding
6.23% due 10/01/40		20,000,000	19,924,555
Homestead Spe Issuer LLC
7.21% due 04/01/55†††		18,000,000	17,829,225
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]		17,160,000	16,489,816
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]		9,081,000	9,105,074
9.75% due 07/15/28[4]		5,350,000	5,362,487
XPO, Inc.
6.25% due 06/01/28[4]		14,085,000	14,295,317
Lottomatica Group SpA
4.88% due 01/31/31	EUR	10,750,000	12,985,856
Flowserve Corp.
3.50% due 10/01/30		10,270,000	9,583,270
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[4]		8,622,000	8,748,416
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[4]		7,455,000	7,646,283
Deuce FinCo plc
5.50% due 06/15/27[4]	GBP	5,350,000	7,278,832
Atkore, Inc.
4.25% due 06/01/31[4]		7,700,000	7,126,220
GrafTech Finance, Inc.
4.63% due 12/23/29[4]		10,000,000	6,850,000
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[4]		6,520,000	5,150,800
Builders FirstSource, Inc.
6.75% due 05/15/35[4]		3,880,000	3,994,906
6.38% due 06/15/32[4]		800,000	822,214
Waste Pro USA, Inc.
7.00% due 02/01/33[4]		4,520,000	4,692,294
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR	3,500,000	4,334,538
TransDigm, Inc.
6.88% due 12/15/30[4]		4,050,000	4,202,231
Enviri Corp.
5.75% due 07/31/27[4]		4,125,000	4,071,220
TopBuild Corp.
3.63% due 03/15/29[4]		4,014,000	3,797,175
Boeing Co.
6.53% due 05/01/34		3,250,000	3,531,217
TK Elevator US Newco, Inc.
5.25% due 07/15/27[4]		3,000,000	2,997,897
Wrangler Holdco Corp.
6.63% due 04/01/32[4]		2,784,000	2,898,314
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[4]		2,450,000	2,598,941
AP Grange Holdings LLC
6.50% due 03/20/45†††		2,387,707	2,387,707
Artera Services LLC
8.50% due 02/15/31[4]		2,083,132	1,734,668
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[4]		1,500,000	1,486,786
FedEx Corp.
4.75% due 11/15/45		1,286,000	1,071,670
3.88% due 08/01/42[4]		285,000	217,601
Standard Industries, Inc.
3.38% due 01/15/31[4]		1,408,000	1,262,689
Clarios Global LP
4.75% due 06/15/31	EUR	750,000	886,993
Amsted Industries, Inc.
6.38% due 03/15/33[4]		850,000	863,997

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Industrial - 2.9% (continued)
Sealed Air Corp.
6.50% due 07/15/32[4]		767,000	$794,813
Total Industrial			246,328,522
Consumer, Non-cyclical - 2.6%
Darling Global Finance B.V.
4.50% due 06/15/32[4]	EUR	15,800,000	18,839,519
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]		15,650,000	13,201,479
DaVita, Inc.
4.63% due 06/01/30[4]		8,678,000	8,314,579
3.75% due 02/15/31[4]		4,892,000	4,449,278
AZ Battery Property LLC
6.73% due 02/20/46†††		11,600,000	11,096,275
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
4.38% due 02/02/52		6,500,000	5,010,040
3.75% due 12/01/31		3,400,000	3,163,675
5.50% due 01/15/30		2,258,000	2,309,735
Verisure Holding AB
5.50% due 05/15/30[4]	EUR	7,450,000	9,106,626
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]		6,861,000	6,644,870
5.75% due 04/15/26[4]		1,902,000	1,911,864
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]		9,400,000	8,464,905
US Foods, Inc.
4.75% due 02/15/29[4]		4,189,000	4,115,509
6.88% due 09/15/28[4]		3,875,000	4,006,646
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR	7,000,000	8,096,046
Nobel Bidco B.V.
3.13% due 06/15/28	EUR	7,050,000	8,059,357
CVS Health Corp.
7.00% due 03/10/55[7]		7,770,000	8,014,057
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]		8,085,000	7,814,363
Smithfield Foods, Inc.
3.00% due 10/15/30[4]		7,000,000	6,358,661
Becle, SAB de CV
2.50% due 10/14/31[4]		7,650,000	6,339,889
Herc Holdings, Inc.
7.00% due 06/15/30[4]		3,390,000	3,540,371
7.25% due 06/15/33[4]		2,370,000	2,483,289
6.63% due 06/15/29[4]		175,000	179,550
Sammontana Italia SpA
6.03% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊	EUR	4,900,000	5,766,939
Boost Newco Borrower LLC
7.50% due 01/15/31[4]		5,275,000	5,599,492
CPI CG, Inc.
10.00% due 07/15/29[4]		4,685,000	4,936,819
Central Garden & Pet Co.
4.13% due 04/30/31[4]		5,300,000	4,920,181
TriNet Group, Inc.
7.13% due 08/15/31[4]		4,465,000	4,650,725
CAB SELAS
3.38% due 02/01/28[4]	EUR	4,100,000	4,588,831
Graham Holdings Co.
5.75% due 06/01/26[4]		4,561,000	4,557,625
Carriage Services, Inc.
4.25% due 05/15/29[4]		4,575,000	4,322,811
Perrigo Finance Unlimited Co.
5.38% due 09/30/32	EUR	3,550,000	4,287,023
Chrome Bidco
3.50% due 05/31/28[4]	EUR	4,800,000	4,091,649
Albion Financing 1 SARL
5.38% due 05/21/30[4]	EUR	3,250,000	3,916,636
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.00% due 05/21/30[4]		3,000,000	3,061,582
Option Care Health, Inc.
4.38% due 10/31/29[4]		2,636,000	2,536,879
WW International, Inc.
due 04/15/29†††,4,8		6,335,000	2,082,631
Upbound Group, Inc.
6.38% due 02/15/29[4]		1,450,000	1,434,402
Altria Group, Inc.
4.45% due 05/06/50		1,670,000	1,306,885
Belron UK Finance plc
4.63% due 10/15/29[4]	EUR	700,000	841,141
Acadia Healthcare Company, Inc.
7.38% due 03/15/33[4]		600,000	618,139
AMN Healthcare, Inc.
4.63% due 10/01/27[4]		620,000	603,083
Tenet Healthcare Corp.
5.13% due 11/01/27		550,000	549,120
Darling Ingredients, Inc.
5.25% due 04/15/27[4]		200,000	199,604
Total Consumer, Non-cyclical			216,392,780
Consumer, Cyclical - 2.4%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]		16,778,000	16,618,716
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26		15,450,000	15,116,719
Flutter Treasury DAC
6.13% due 06/04/31[4]	GBP	9,000,000	12,441,101
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]		11,350,000	10,738,203
5.88% due 03/01/27		660,000	659,810

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Consumer, Cyclical - 2.4% (continued)
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]		9,333,000	$8,697,129
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]		7,880,000	7,890,338
Air Canada
4.63% due 08/15/29[4]	CAD	5,550,000	4,020,979
3.88% due 08/15/26[4]		3,364,000	3,330,021
QuickTop HoldCo AB
6.54% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%) due 03/31/30◊	EUR	6,000,000	7,190,684
TVL Finance plc
6.11% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/30◊	EUR	6,150,000	7,028,183
Hyatt Hotels Corp.
5.75% due 04/23/30		6,530,000	6,754,774
ONE Hotels GmbH
7.75% due 04/02/31[4]	EUR	5,150,000	6,502,919
Penn Entertainment, Inc.
4.13% due 07/01/29[4]		6,975,000	6,463,091
Hanesbrands, Inc.
9.00% due 02/15/31[4]		6,100,000	6,458,222
British Airways Class A Pass Through Trust
4.25% due 11/15/32[4]		6,490,016	6,222,472
Whirlpool Corp.
4.50% due 06/01/46		3,953,000	3,040,341
4.70% due 05/14/32		1,960,000	1,827,675
4.60% due 05/15/50		990,000	753,787
Six Flags Entertainment Corporation /Six Flags Theme Parks Incorporated/ Canada's Wonderland Co.
6.63% due 05/01/32[4]		5,450,000	5,621,318
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]		5,100,000	5,190,264
AccorInvest Group S.A.
5.63% due 05/15/32[4]	EUR	2,850,000	3,384,429
5.89% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 05/15/32◊,4	EUR	1,400,000	1,663,792
QXO Building Products, Inc.
6.75% due 04/30/32[4]		4,875,000	5,022,235
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[4]		4,800,000	4,616,514
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28		1,940,103	1,879,078
3.35% due 10/15/29		993,831	945,449
3.65% due 02/15/29		911,430	881,051
3.15% due 02/15/32		874,453	803,008
Beach Acquisition Bidco, LLC
5.88% due 07/01/32	EUR	3,450,000	4,092,242
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]		3,450,000	3,590,812
Station Casinos LLC
4.63% due 12/01/31[4]		3,800,000	3,559,588
Essendi SA
5.38% due 05/15/30[4]	EUR	2,850,000	3,421,459
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]		3,500,000	3,372,805
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]		2,800,000	2,730,418
William Carter Co.
5.63% due 03/15/27[4]		2,300,000	2,285,703
Gates Corp.
6.88% due 07/01/29[4]		1,837,000	1,907,480
New Flyer Holdings, Inc.
9.25% due 07/01/30[4]		1,625,000	1,714,443
Magna International, Inc.
5.88% due 06/01/35		1,670,000	1,713,912
United Airlines, Inc.
4.63% due 04/15/29[4]		1,700,000	1,650,131
Deuce FinCo plc
5.50% due 06/15/27	GBP	1,200,000	1,632,635
Acushnet Co.
7.38% due 10/15/28[4]		1,500,000	1,563,730
Six Flags Entertainment Corp.
7.00% due 07/01/25[4]		1,511,000	1,511,000
Clarios Global Limited Partnership / Clarios US Finance Co.
6.75% due 02/15/30[4]		1,050,000	1,091,776
Crocs, Inc.
4.13% due 08/15/31[4]		1,100,000	990,563
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31		854,859	818,711
International Game Technology plc
4.13% due 04/15/26[4]		624,000	623,612
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[4]		616,002	621,539
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]		571,000	579,416
Hilton Domestic Operating Company, Inc.
5.75% due 05/01/28[4]		525,000	526,185

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Consumer, Cyclical - 2.4% (continued)
Caesars Entertainment, Inc.
6.50% due 02/15/32[4]		400,000	$410,446
Total Consumer, Cyclical			202,170,908
Basic Materials - 1.4%
SNF Group S.A.
4.50% due 03/15/32[4]	EUR	12,500,000	15,116,930
Kaiser Aluminum Corp.
4.50% due 06/01/31[4]		13,250,000	12,395,515
Alcoa Nederland Holding B.V.
6.13% due 05/15/28[4]		7,450,000	7,487,250
4.13% due 03/31/29[4]		4,900,000	4,670,619
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]		11,525,000	11,160,617
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]		10,375,000	10,307,729
Carpenter Technology Corp.
6.38% due 07/15/28		8,315,000	8,337,559
Minerals Technologies, Inc.
5.00% due 07/01/28[4]		8,060,000	7,927,897
Alumina Pty Ltd.
6.38% due 09/15/32[4]		6,700,000	6,825,837
Novelis Corp.
3.25% due 11/15/26[4]		5,670,000	5,579,141
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR	4,500,000	5,142,929
HB Fuller Co.
4.25% due 10/15/28		5,250,000	5,085,519
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[4]		4,911,000	4,863,381
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]		3,800,000	4,055,322
Compass Minerals International, Inc.
8.00% due 07/01/30[4]		2,090,000	2,159,263
Dow Chemical Co.
6.90% due 05/15/53		1,950,000	2,097,725
Ingevity Corp.
3.88% due 11/01/28[4]		1,000,000	953,684
Mirabela Nickel Ltd.
due 06/24/19†††,3,8		1,885,418	9,427
Total Basic Materials			114,176,344
Utilities - 1.3%
PacifiCorp
7.38% due 09/15/55[7]		16,200,000	16,840,878
Algonquin Power & Utilities Corp.
5.37% due 06/15/26		12,300,000	12,365,491
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30[4]	EUR	5,900,000	7,003,052
6.75% due 02/28/30[4]		4,800,000	4,945,728
Terraform Global Operating, LP
6.13% due 03/01/26[4]		10,178,000	10,116,438
AES Corp.
3.95% due 07/15/30[4]		7,554,000	7,181,790
2.45% due 01/15/31		2,426,000	2,120,914
Alexander Funding Trust II
7.47% due 07/31/28[4]		7,750,000	8,287,747
NRG Energy, Inc.
7.00% due 03/15/33[4]		6,950,000	7,628,980
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[7]		6,950,000	7,097,032
CMS Energy Corp.
6.50% due 06/01/55[7]		6,710,000	6,726,057
Exelon Corp.
6.50% due 03/15/55[7]		6,415,000	6,525,118
Venture Global Plaquemines LNG LLC
7.50% due 05/01/33[4]		5,640,000	6,039,442
Southern Co.
3.75% due 09/15/51[7]		1,950,000	1,923,131
Total Utilities			104,801,798
Technology - 1.1%
TeamSystem S.p.A.
due 07/01/32[4]	EUR	17,700,000	20,833,680
Qorvo, Inc.
3.38% due 04/01/31[4]		9,225,000	8,318,748
4.38% due 10/15/29		7,833,000	7,602,042
TeamSystem SpA
6.03% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 02/15/28◊	EUR	11,750,000	13,843,073
5.78% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,4	EUR	350,000	412,980
Xerox Corp.
10.25% due 10/15/30[4]		8,800,000	9,213,113
Dye & Durham Ltd.
8.63% due 04/15/29[4]		7,338,000	7,679,797
Capstone Borrower, Inc.
8.00% due 06/15/30[4]		5,325,000	5,550,952
Playtika Holding Corp.
4.25% due 03/15/29[4]		6,075,000	5,513,123
Cloud Software Group, Inc.
6.50% due 03/31/29[4]		5,300,000	5,349,359
Fair Isaac Corp.
6.00% due 05/15/33[4]		3,615,000	3,648,134
5.25% due 05/15/26[4]		1,375,000	1,375,701
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[4]		3,050,000	2,522,034
SS&C Technologies, Inc.
5.50% due 09/30/27[4]		1,570,000	1,571,377
NCR Voyix Corp.
5.13% due 04/15/29[4]		936,000	921,901
MSCI, Inc.
3.88% due 02/15/31[4]		883,000	832,590
Total Technology			95,188,604
Total Corporate Bonds
(Cost $2,469,980,174)			2,409,801,239

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8%
Consumer, Cyclical - 6.1%
Zephyr Bidco Ltd.
9.71% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP	20,850,000	$28,610,868
FR Refuel LLC
9.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28		20,519,704	20,263,207
B&B Hotels
5.68% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/21/31	EUR	16,996,376	19,965,536
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 11/13/28		19,332,618	19,356,783
Caesars Entertainment, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31		10,076,718	10,057,875
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30		8,811,377	8,793,755
Fertitta Entertainment LLC
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/27/29		18,634,554	18,601,943
MB2 Dental Solutions LLC
9.83% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††		18,220,748	18,149,519
QSRP Finco B.V.
6.67% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/19/31	EUR	8,600,000	10,130,127
7.87% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/19/31	EUR	6,600,000	7,774,284
Citrin Cooperman Advisors LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/01/32		16,580,303	16,552,614
Peer Holding III BV
6.80% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31		10,393,950	10,440,723
6.80% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/28/30		3,465,000	3,483,399
5.23% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/26/31	EUR	1,000,000	1,178,405
4.73% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 07/01/31	EUR	1,000,000	1,176,166
Tipico
due 05/22/28	EUR	6,900,000	8,105,386
5.37% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/22/28	EUR	6,850,000	8,041,648
Allwyn Entertainment Financing US LLC
4.93% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/19/32	EUR	11,900,000	13,970,163
6.23% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/02/31		1,950,374	1,936,565
Clarios Global, LP
5.18% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/28/32	EUR	7,400,000	8,693,169
4.93% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR	4,810,000	5,640,870
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/06/30		1,164,150	1,159,784
Betclic Everest Group SAS
5.39% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/10/31	EUR	13,150,000	15,490,291
Alexander Mann
10.36% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27		15,784,798	15,252,061
Shilton BidCo Ltd.
5.98% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 01/14/30	EUR	8,300,000	9,775,480
due 01/14/30	EUR	3,500,000	4,122,190

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Consumer, Cyclical - 6.1% (continued)
Grant Thornton Advisors LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/02/31		7,519,524	$7,506,365
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/30/31		6,000,000	6,006,000
PHM Group Holding OY
5.72% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/25/32	EUR	10,000,000	11,683,200
Drive Bidco B.V.
6.36% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/23/31†††	EUR	8,800,000	10,393,497
First Brands Group LLC
9.54% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		10,838,561	10,209,310
Rent-A-Center, Inc.
7.03% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28†††		9,651,361	9,675,490
Eagle Bidco Ltd.
5.18% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/28	EUR	8,000,000	9,361,923
Belron Finance US LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31		8,624,825	8,654,839
Oil Changer Holding Corp.
11.15% ((1 Month Term SOFR + 6.75%) and (6 Month Term SOFR + 6.75%), Rate Floor: 7.75%) due 02/08/27†††		8,627,678	8,627,678
Holding Socotec SAS
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/30/28		8,563,500	8,570,608
The Facilities Group
10.18% ((3 Month Term SOFR + 5.75%) and (6 Month Term SOFR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††		8,265,792	8,154,675
NFM & J LLC
10.09% (6 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††		8,131,373	8,022,063
PCI Gaming Authority, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31		7,128,000	7,121,086
Scientific Games Corp.
7.28% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29		6,952,712	6,943,604
Entain Holdings (Gibraltar) Ltd.
5.29% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR	5,450,000	6,432,130
Apro LLC
8.06% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31		6,302,375	6,273,510
Shaw Development LLC
10.28% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††		6,088,883	5,709,419
Elvis UK HoldCo Ltd.
5.66% (3 Month EURIBOR + 3.43%, Rate Floor: 3.43%) due 10/19/28	EUR	4,650,000	5,471,474
Tripadvisor, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31		5,472,431	5,451,909
Blue Ribbon LLC
12.28% (3 Month Term SOFR + 4.00%, Rate Floor: 8.28%) (in-kind rate was 4.00%) due 05/08/28[9]		5,405,042	5,405,042
Arcis Golf LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/28/28		4,128,829	4,128,829
7.06% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/24/28		1,201,500	1,201,500
Packers Holdings LLC
7.68% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28		9,034,105	4,833,246

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Consumer, Cyclical - 6.1% (continued)
CCRR Parent, Inc.
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28		12,189,094	$4,814,692
Accuride Corp.
8.81% (3 Month Term SOFR + 1.50%, Rate Floor: 5.81%) (in-kind rate was 3.00%) due 03/07/30†††,1,9		2,464,045	4,682,138
Alterra Mountain Co.
7.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/17/28		4,414,218	4,430,771
Parts Europe SA
5.49% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/03/31	EUR	3,550,000	4,181,622
Tacala Investment Corp.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/31		3,557,903	3,570,961
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
due 04/03/25[8]		4,572,797	3,566,782
One Hotels GmbH
6.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 05/02/32	EUR	3,000,000	3,541,576
Secretariat Advisors LLC
8.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/24/32†††		3,364,624	3,364,624
Cervantes Bidco S.L.U.
5.79% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 10/30/31	EUR	2,800,000	3,297,488
Seren BidCo AB
7.66% (3 Month Term SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28		2,984,963	2,993,172
AmSpec Parent LLC
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31		2,210,000	2,218,288
due 12/22/31		303,333	304,471
ATG Entertainment
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 04/17/32		2,500,000	2,503,125
Congruex Group LLC
10.93% (3 Month Term SOFR + 1.50%, Rate Floor: 5.93%) (in-kind rate was 5.00%) due 05/03/29[9]		2,855,912	2,460,854
Imagefirst Holdings LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/32		2,250,000	2,247,188
SHO Holding I Corp.
10.94% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††		1,684,871	1,672,164
5.72% (1 Month Term SOFR + 4.90%, Rate Floor: 5.90%) due 06/30/29†††		632,459	556,564
American Auto Auction Group LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 05/22/32		2,169,563	2,177,026
Dealer Tire LLC
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/02/31		1,791,485	1,780,288
Student Transportation Of America Holdings, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/10/32		1,773,333	1,776,100
Checkers Holdings, Inc.
13.66% (3 Month Term SOFR + 3.00%, Rate Floor: 7.66%) (in-kind rate was 6.00%) due 06/16/28†††,9		1,343,594	1,343,594
11.66% (6 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 06/16/27†††		185,753	185,753
TMF Sapphire Bidco B.V.
7.03% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/03/28		572,125	573,023

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Consumer, Cyclical - 6.1% (continued)
Verisure Holding AB
4.98% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/27/28	EUR	370,000	$434,820
WW International, Inc.
due 04/13/28[8]		750,000	245,625
Total Consumer, Cyclical			511,482,917
Industrial - 4.4%
Hunter Douglas, Inc.
5.23% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/17/32	EUR	16,400,000	19,052,634
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32		3,980,000	3,961,772
Total Webhosting Solutions B.V.
6.43% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/04/31	EUR	18,000,000	21,202,592
Fugue Finance LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 01/09/32		17,485,926	17,580,699
due 01/09/32		3,220,000	3,237,452
Michael Baker International LLC
8.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28		17,989,899	18,057,362
Capstone Acquisition Holdings, Inc.
8.93% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††		17,683,580	17,597,978
Merlin Buyer, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28		9,066,083	8,990,563
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28		8,203,141	8,141,617
Quikrete Holdings, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31		7,654,036	7,637,044
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32		7,640,850	7,627,479
Atlantic Aviation
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31		12,943,016	12,909,623
Hobbs & Associates LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31		11,492,734	11,474,805
DXP Enterprises, Inc.
8.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30		11,040,238	11,102,395
FCG Acquisitions, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28		10,982,823	10,981,834
Red SPV LLC
6.56% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/06/32		10,250,000	10,224,375
Dispatch Terra Acquisition LLC
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28		9,981,292	9,774,579
Engineered Machinery Holdings, Inc.
5.98% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/21/28†††	EUR	8,000,000	9,425,071
Talbot Participation SAS
due 06/27/32	EUR	7,750,000	9,124,876
Inspired Finco Holdings, Ltd.
5.18% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/28/31	EUR	5,385,185	6,314,586
due 02/05/31	EUR	1,543,210	1,809,544
5.18% (1 Week EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/31	EUR	771,605	904,772

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Industrial - 4.4% (continued)
Aegion Corp.
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28		8,600,272	$8,617,903
Boluda Towage S.L.
5.54% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/30	EUR	7,215,385	8,519,986
Foundation Building Materials Holding Company LLC
8.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31		8,097,500	7,912,391
DG Investment Intermediate Holdings 2, Inc.
7.94% (1 Month Term SOFR + 3.86%, Rate Floor: 4.61%) due 03/31/28		7,196,372	7,189,103
Valcour Packaging LLC
8.18% (1 Month Term SOFR + 1.50%, Rate Floor: 5.93%) (in-kind rate was 2.25%) due 10/04/28[9]		4,242,599	3,648,635
9.56% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/04/28		3,454,560	3,461,469
Integrated Power Services Holdings, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††		6,521,026	6,505,202
Infragroup
due 09/27/30	EUR	5,350,000	6,298,541
Climater Bidco II
6.38% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/32	EUR	5,250,000	6,169,740
PointClickCare Technologies, Inc.
7.42% (6 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/03/31		6,120,454	6,139,611
Apave S.A.
5.24% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/09/31	EUR	4,850,000	5,709,207
Vista Management Holding, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/26/31		5,675,000	5,684,477
Savage Enterprises LLC
due 09/15/28		5,550,497	5,562,486
Cognita Ltd.
8.29% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31		3,159,145	3,177,563
6.10% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/25/29	EUR	1,450,000	1,709,268
Anchor Packaging LLC
7.56% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29		4,643,100	4,665,155
NA Rail HoldCo LLC
7.31% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/26/32		4,350,000	4,356,786
United Airlines, Inc.
6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31		4,350,707	4,352,534
Mauser Packaging Solutions Holding Co.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/27		4,263,606	4,260,962
ASP Dream Acquisiton Co. LLC
8.68% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28		4,388,689	4,235,085
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32		3,970,000	3,885,638
MI Windows And Doors LLC
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31		3,565,179	3,569,421

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Industrial - 4.4% (continued)
EMRLD Borrower, LP
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31		2,084,250	$2,079,435
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30		1,252,137	1,250,396
Artera Services LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31		3,575,418	2,981,398
Cube A&D Buyer, Inc.
7.52% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/17/31		2,775,000	2,786,266
Brown Group Holding LLC
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31		1,385,680	1,386,650
6.81% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31		1,240,641	1,241,906
Albion Financing 3 SARL
7.32% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 08/16/29		1,359,319	1,360,176
due 05/24/31		1,150,000	1,150,725
Quimper AB
due 03/25/30	EUR	2,020,000	2,370,478
ILPEA Parent, Inc.
8.33% (1 Month Term SOFR + 4.01%, Rate Floor: 4.76%) due 06/22/28		2,047,446	2,041,058
Madison Safety & Flow LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/26/31		1,513,873	1,515,766
White Cap Supply Holdings LLC
7.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29		1,293,500	1,284,445
Service Logic Acquisition, Inc.
7.28% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 10/29/27		1,243,750	1,243,750
Air Canada
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31		987,500	987,194
API Heat Transfer Thermasys Corp.
12.58% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††		482,304	482,304
9.58% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††		279,150	279,150
Beacon Roofing Supply, Inc.
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/23/32		604,444	608,047
Pro Mach Group, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 08/31/28		598,500	599,523
LBM Acquisition LLC
8.16% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31		496,241	462,124
Gulfside Supply, Inc.
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 06/17/31		363,422	363,876
Total Industrial			369,239,482
Financial - 3.9%
Cegid Group
5.44% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/17/30	EUR	10,000,000	11,758,600
5.44% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/10/28	EUR	9,725,000	11,439,936
Ardonagh Midco 3 plc
6.25% (3 Month EURIBOR + 3.63%, Rate Floor: 3.63%) due 02/17/31	EUR	13,600,000	16,012,686
7.04% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/15/31		5,655,825	5,606,337
HighTower Holding LLC
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/03/32		20,879,530	20,810,001

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Financial - 3.9% (continued)
Higginbotham Insurance Agency, Inc.
8.83% (1 Month Term SOFR + 4.51%, Rate Floor: 4.51%) due 11/24/28†††		20,671,568	$20,538,051
Asurion LLC
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30		15,234,875	14,839,682
8.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28		3,065,016	3,029,431
due 09/19/30		1,800,000	1,746,900
Cobham Ultra SeniorCo SARL
8.18% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/03/29		11,364,340	11,368,431
6.09% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/06/29	EUR	7,000,000	8,187,147
QTS Good News Facility
7.10% (SOFR + 2.75%, Rate Floor: 0.00%) due 10/09/28◊,†††		19,150,000	19,142,160
Aretec Group, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30		16,508,448	16,530,735
Eisner Advisory Group
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31		15,958,112	16,017,955
Cliffwater LLC
9.28% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 03/19/32†††		14,583,450	14,535,751
AqGen Island Holdings, Inc.
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28		11,393,656	11,405,505
Nexus Buyer LLC
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31		10,602,303	10,631,353
Penta Technologies B.V.
due 06/24/32	EUR	8,050,000	9,478,097
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27		6,064,211	5,882,952
5.98% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/09/27	EUR	2,968,750	3,383,913
Galaxy Bidco Ltd.
6.04% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/19/29	EUR	7,500,000	8,859,684
Sandy Bidco B.V.
6.26% (6 Month EURIBOR + 3.85%, Rate Floor: 3.85%) due 08/17/29	EUR	7,050,000	8,179,761
Quimper AB
6.08% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/31/30	EUR	5,600,000	6,571,621
CFC USA 2025 LLC
due 05/29/32		6,590,000	6,557,050
Pex Holdings LLC
6.97% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/26/31		6,300,000	6,300,000
Cross Financial Corp.
7.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/31/31		5,799,151	5,817,302
Focus Financial Partners LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31		5,671,500	5,658,059
Tegra118 Wealth Solutions, Inc.
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27		5,550,622	5,471,970
Orion US FinCo
due 05/19/32		4,640,000	4,653,920
Amwins Group, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32		4,278,500	4,279,270
Capstone Borrower, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/17/30		3,927,515	3,922,527
Apleona Holding GmbH
6.39% (6 Month EURIBOR + 3.55%, Rate Floor: 3.55%) due 04/28/28	EUR	3,200,000	3,762,187

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Financial - 3.9% (continued)
IMC Global Holdings
7.81% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/02/32		3,460,000	$3,477,300
OEG Borrower LLC
7.81% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/31		3,404,275	3,382,998
Apex Group Treasury LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32		3,169,432	3,155,581
Alter Domus
7.24% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/30/31		3,122,264	3,141,716
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31		2,985,019	2,991,228
Saphilux SARL
due 07/27/28		2,650,000	2,662,137
Orion Advisor Solutions, Inc.
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30		2,382,000	2,393,362
Howden Group Holdings Ltd.
5.44% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/15/31	EUR	2,000,000	2,353,629
Assetmark Financial Holdings, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31		2,189,000	2,191,736
Hyperion Refinance SARL
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 02/15/31		1,836,125	1,840,917
Virtu Financial
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31		1,250,000	1,253,125
Total Financial			331,222,703
Technology - 3.5%
Sitecore Holding III A/S
11.72% (3 Month Term SOFR + 3.31%, Rate Floor: 5.48%) (in-kind rate was 6.24%) due 03/12/29†††,9		14,862,330	14,759,396
10.64% (3 Month EURIBOR + 3.25%, Rate Floor: 5.38%) (in-kind rate was 5.26%) due 03/12/29†††,9	EUR	10,360,831	12,121,906
Datix Bidco Ltd.
9.46% (6 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 04/30/31†††	GBP	12,072,000	16,458,344
9.54% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 04/30/31†††		3,430,000	3,406,861
9.56% ((6 Month GBP SONIA + 5.50%) and (6 Month Term SOFR + 5.25%), Rate Floor: 6.00%) due 10/30/30†††		567,000	506,453
9.56% ((6 Month GBP SONIA + 5.50%) and (6 Month Term SOFR + 5.25%), Rate Floor: 6.00%) due 10/30/30†††	GBP	81,000	99,309
DS Admiral Bidco LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31		20,475,542	20,373,165
Visma AS
6.08% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/05/28†††	EUR	13,796,596	16,172,966
6.03% (6 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 12/05/28†††	EUR	2,500,000	2,930,608
Aston FinCo SARL
8.99% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26†††	GBP	12,482,275	16,704,942

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Technology - 3.5% (continued)
Team.Blue Finco SARL
5.43% (3 Month EURIBOR + 3.45%, Rate Floor: 3.45%) due 09/30/29	EUR	7,500,000	$8,815,769
5.43% (3 Month EURIBOR + 3.45%, Rate Floor: 3.45%) due 03/30/28	EUR	6,506,144	7,647,862
Planview Parent, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27		14,177,435	13,769,834
Precise Midco B.V.
5.23% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/15/30	EUR	11,400,000	13,374,720
Wrench Group LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28		12,837,500	12,777,292
Boxer Parent Co., Inc.
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31		8,648,325	8,588,306
5.51% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/30/31	EUR	3,302,887	3,882,059
Polaris Newco LLC
7.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/04/26†††		10,805,733	10,545,315
5.68% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/02/28	EUR	992,268	1,112,526
Zuora, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/32		11,475,000	11,412,805
Kerridge Commercial Systems Bidco Ltd.
9.47% (3 Month GBP SONIA + 5.25%, Rate Floor: 6.00%) due 09/07/30†††	GBP	7,997,768	10,823,706
Kaseya, Inc.
7.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/22/32		10,623,375	10,659,919
Modena Buyer LLC
8.78% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31		10,567,900	10,158,394
Leia Finco US LLC
7.46% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31		10,039,838	10,043,653
Redhalo Midco Ltd.
due 03/24/31	EUR	7,500,000	8,807,640
6.11% (6 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/24/31	EUR	1,000,000	1,174,352
Indicor LLC
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/29	EUR	6,483,709	7,641,045
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/22/29		398,997	397,876
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31		7,606,775	7,644,809
Finastra
11.43% (6 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29		7,573,137	7,582,604
Gen Digital, Inc.
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/32		5,700,000	5,687,175
Blackhawk Network Holdings, Inc.
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29		4,965,349	4,988,636
E2open LLC
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28		4,883,996	4,897,964
Azalea TopCo
7.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/30/31		3,900,525	3,905,401
Central Parent LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29		1,458,975	1,214,743

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Technology - 3.5% (continued)
Athenahealth Group, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/15/29		937,650	$936,187
Cloud Software Group, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/30/29		731,535	732,032
Xerox Corp.
8.27% ((3 Month Term SOFR + 4.00%) and (6 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29		566,124	545,069
Finastra USA, Inc.
11.57% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††		191,758	175,166
Total Technology			293,476,809
Consumer, Non-cyclical - 3.3%
Southern Veterinary Partners LLC
7.53% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31		33,998,478	34,012,078
Women's Care Holdings, Inc.
8.88% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28		30,127,151	27,566,343
Nidda Healthcare Holding GmbH
6.05% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/21/30	EUR	16,147,239	19,015,048
HAH Group Holding Co. LLC
9.33% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31		17,206,024	16,662,141
Recess Holdings, Inc.
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30		16,468,054	16,503,131
Quirch Foods Holdings LLC
9.57% (3 Month Term SOFR + 5.26%, Rate Floor: 6.00%) due 10/27/27		14,904,589	13,895,846
Domidep
5.95% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/30/29	EUR	10,200,000	12,016,965
due 10/30/29	EUR	1,200,000	1,413,761
Rainbow Finco SARL
8.95% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 02/26/29	GBP	9,750,000	13,296,477
LaserAway Intermediate Holdings II LLC
10.29% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27		12,127,162	11,581,439
Blue Ribbon LLC
10.29% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28		14,466,667	11,054,993
Artisan Newco B.V.
6.32% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/32	EUR	8,825,000	10,403,581
Pacific Dental Services LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/15/31		9,850,126	9,850,126
CHG PPC Parent LLC
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28		9,005,673	9,028,188
IVI America LLC
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/18/31		6,794,186	6,840,930
due 04/09/31		1,850,000	1,862,728
Eyecare Partners LLC
8.84% (6 Month Term SOFR + 1.00%, Rate Floor: 5.23%) (in-kind rate was 3.61%) due 11/30/28[9]		7,460,604	5,856,574
9.88% (6 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28		2,100,649	2,132,158
Gibson Brands, Inc.
9.54% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28		8,009,500	7,614,071

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Consumer, Non-cyclical - 3.3% (continued)
Florida Food Products LLC
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28		8,600,876	$5,741,085
Hanger, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31		5,134,470	5,139,399
Curriculum Associates LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 05/07/32†††		4,791,041	4,767,146
Aenova Holding Gmbh
5.01% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 08/22/31	EUR	4,000,000	4,670,311
Outcomes Group Holdings, Inc.
8.08% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/06/31		4,306,582	4,327,210
Skechers
due 06/25/32		1,940,000	1,949,700
due 06/25/32	EUR	1,600,000	1,881,093
Sazerac Co Inc.
due 06/24/32		3,450,000	3,445,687
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31		3,192,000	3,154,111
Resonetics LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/18/31		2,504,769	2,504,694
Affidea
5.94% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/20/29	EUR	2,000,000	2,355,938
Culligan
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/31/28		2,330,882	2,326,058
Bowtie Germany Bidco GmbH
5.98% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR	1,000,000	1,177,403
Medical Solutions Parent Holdings, Inc.
7.88% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28		2,200,760	1,140,720
Bausch Health Companies, Inc.
10.56% (1 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/08/30		495,000	476,358
Moran Foods LLC
11.65% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††		1,062,446	303,142
Total Consumer, Non-cyclical			275,966,633
Communications - 0.9%
Syndigo LLC
9.09% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 12/15/27		21,870,037	21,911,152
Speedster Bidco GmbH
5.88% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/10/31	EUR	5,700,000	6,716,101
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31		5,685,750	5,710,654
FirstDigital Communications LLC
8.69% (3 Month Term SOFR + 4.36%, Rate Floor: 5.11%) due 12/17/26†††		10,365,375	10,201,571
MasOrange Finco Plc
4.81% (6 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 03/20/31	EUR	5,900,000	6,892,323
Zayo Group Holdings, Inc.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		6,146,447	5,834,208
Cengage Learning, Inc.
7.83% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31		5,640,282	5,649,081
UFC Holdings LLC
6.57% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/31		4,328,250	4,342,447
Xplore, Inc.
6.09% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31		3,620,762	2,673,317

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 22.8% (continued)
Communications - 0.9% (continued)
Level 3 Financing, Inc.
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/21/32		2,090,000	$2,111,339
Xplore, Inc.
9.59% (3 Month Term SOFR + 1.50%, Rate Floor: 6.09%) (in-kind rate was 3.50%) due 10/23/29[9]		1,025,307	968,915
Total Communications			73,011,108
Energy - 0.3%
BANGL LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29		13,547,730	13,581,599
Par Petroleum LLC
8.01% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30		8,883,524	8,766,972
Bip PipeCo Holdings LLC
6.53% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30		3,411,969	3,404,292
Venture Global Calcasieu Pass LLC
7.30% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26		2,143,351	2,139,343
Total Energy			27,892,206
Basic Materials - 0.3%
Discovery Purchaser Corp.
8.02% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29		6,331,631	6,317,765
Arsenal AIC Parent LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30		6,030,866	6,017,296
Lummus Technology Holdings V LLC
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 12/31/29		5,756,500	5,769,567
GrafTech Finance, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29		5,221,215	5,234,269
Eden S.A.S.
5.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/22/29	EUR	1,500,000	1,768,314
Ecovyst Catalyst Technology
6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/12/31		390,000	387,005
Schur Flexibles GmbH
7.88% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27†††	EUR	787,500	231,945
Total Basic Materials			25,726,161
Utilities - 0.1%
Powergrid Services LLC
due 03/31/32†††		6,270,059	6,270,059
Total Senior Floating Rate Interests
(Cost $1,882,834,768)			1,914,288,078

ASSET-BACKED SECURITIES†† - 20.7%
Collateralized Loan Obligations - 11.6%
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 7.32% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 10/15/33◊,4		35,000,000	35,051,765
2021-9A DR, 8.47% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,4		7,750,000	7,711,291
2021-9A A2TR, 6.32% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4		2,950,000	2,960,296
FS Rialto
2021-FL3 D, 6.93% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 11/16/36◊,4		36,500,000	36,282,971
2021-FL2 D, 7.23% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 05/16/38◊,4		8,850,000	8,833,195
BXMT Ltd.
2020-FL2 C, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 02/15/38◊,4		15,640,000	15,175,368
2020-FL2 D, 6.63% (1 Month Term SOFR + 2.31%, Rate Floor: 2.31%) due 02/15/38◊,4		8,000,000	7,604,328
2020-FL3 D, 7.73% (1 Month Term SOFR + 3.41%, Rate Floor: 3.41%) due 11/15/37◊,4		7,350,000	7,022,706

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.7% (continued)
Collateralized Loan Obligations - 11.6% (continued)
Palmer Square Loan Funding Ltd.
2022-1A B, 6.26% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,4	26,200,000	$26,258,059
2022-1A C, 6.86% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,4	3,400,000	3,407,026
LoanCore Issuer Ltd.
2021-CRE6 D, 7.28% (1 Month Term SOFR + 2.96%, Rate Floor: 2.85%) due 11/15/38◊,4	11,300,000	11,300,489
2021-CRE5 D, 7.43% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,4	8,250,000	8,250,280
2022-CRE7 D, 7.40% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,4	6,400,000	6,357,482
2021-CRE5 C, 6.78% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,4	3,400,000	3,375,962
Fontainbleau Vegas
9.96% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/28◊,†††	26,500,000	26,500,000
Cerberus Loan Funding XLVII LLC
2024-3A C, 6.81% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 07/15/36◊,4	20,150,000	20,149,325
2024-3A D, 8.61% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,4	3,900,000	3,898,980
Cerberus Loan Funding XLIV LLC
2024-5A C, 8.46% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,4	22,800,000	22,874,551
Cerberus Loan Funding XLII LLC
2023-3A C, 8.41% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,4	21,550,000	21,618,650
FS Rialto Issuer LLC
2024-FL9 C, 6.96% (1 Month Term SOFR + 2.64%, Rate Floor: 2.65%) due 10/19/39◊,4	10,450,000	10,357,737
2025-FL10 C, 6.52% (1 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 08/19/42◊,4	9,800,000	9,609,863
2025-FL10 B, 6.22% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,4	1,500,000	1,480,371
BCRED CLO LLC
2025-1A C, 6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/37◊,4	21,000,000	20,982,801
BSPDF Issuer Ltd.
2021-FL1 D, 7.18% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,4	19,975,000	19,586,181
BSPRT Issuer Ltd.
2021-FL6 D, 7.43% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 03/15/36◊,4	18,425,000	17,985,954
2021-FL7 D, 7.18% (1 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 12/15/38◊,4	1,600,000	1,593,131
Hlend CLO LLC
2025-3A B, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 01/20/37◊,4	18,400,000	18,441,829
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 8.38% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 08/26/33◊,4	18,100,000	18,085,678
Owl Rock CLO I LLC
2024-1A C, 8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,4	17,250,000	17,316,849
Cerberus Loan Funding XLV LLC
2024-1A C, 7.41% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 04/15/36◊,4	17,150,000	17,170,090

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.7% (continued)
Collateralized Loan Obligations - 11.6% (continued)
Voya CLO Ltd.
2021-2A CR, 8.12% (3 Month Term SOFR + 3.86%, Rate Floor: 3.60%) due 06/07/30◊,4	16,500,000	$16,683,005
2013-1A INC, due 10/15/30[4,10]	28,970,307	383,051
RR 39 Ltd.
2025-39A SUB, due 04/15/38[4,10]	18,750,000	16,998,188
TRTX Issuer Ltd.
2025-FL6 B, 6.36% (1 Month Term SOFR + 2.05%, Rate Floor: 2.05%) due 09/18/42◊,4	17,100,000	16,868,828
Owl Rock CLO VIII LLC
2025-8A CR, 6.68% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/24/37◊,4	16,000,000	15,992,859
Wonder Lake Park CLO Ltd.
2025-1A SUB, due 07/24/38[4,10,11]	18,203,000	15,472,550
STWD Ltd.
2022-FL3 D, 7.05% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,4	11,900,000	11,475,782
2021-FL2 D, 7.23% (1 Month Term SOFR + 2.91%, Rate Floor: 2.80%) due 04/18/38◊,4	3,750,000	3,688,848
Ares CLO Ltd.
2025-77A SUB, due 07/15/39†††,4,10,11	14,970,000	14,336,769
Carlyle Direct Lending CLO LLC
2024-1A BR, 7.01% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/15/36◊,4	14,200,000	14,212,198
Golub Capital Partners CLO 16M-R3
2025-16A CR3, 6.92% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 08/09/39◊,4	14,150,000	14,150,000
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 7.62% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,4	13,500,000	13,448,048
Ares Direct Lending CLO 2 LLC
2024-2A D, 8.17% (3 Month Term SOFR + 3.90%, Rate Floor: 3.90%) due 10/20/36◊,4	13,050,000	13,071,837
Owl Rock CLO VII LLC
2025-7A BR, 6.02% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/38◊,4	12,900,000	12,826,706
Cerberus Loan Funding XL LLC
2023-1A C, 8.66% (3 Month Term SOFR + 4.40%, Rate Floor: 4.40%) due 03/22/35◊,4	12,750,000	12,796,989
OWL Rock Clo XXI LLC
2025-21A C, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 07/24/34◊,4	12,575,000	12,576,362
Owl Rock CLO IX LLC
2024-9A CR, 6.63% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/22/37◊,4	12,550,000	12,548,884
HPS Private Credit CLO LLC
2025-3A D, due 07/20/37◊,4	6,000,000	6,000,000
2025-3A C, due 07/20/37◊,4	5,900,000	5,900,000
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A DR, 7.23% (3 Month Term SOFR + 2.96%, Rate Floor: 2.70%) due 01/20/32◊,4	11,500,000	11,617,918
Symphony CLO 48 Ltd.
2025-48A SUB, due 04/20/38[4,10]	12,800,000	11,295,712
Fortress Credit BSL XV Ltd.
2024-2A CR, 6.87% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/18/33◊,4	11,150,000	11,178,398
KREF Ltd.
2021-FL2 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,4	11,000,000	10,964,411
Cerberus Loan Funding 50 LLC
2025-1A C, due 07/15/37◊,4	10,800,000	10,800,000
Brant Point CLO Ltd.
2025-7A SUB, due 07/25/38[4,10,11]	12,454,500	10,786,842

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.7% (continued)
Collateralized Loan Obligations - 11.6% (continued)
Octagon 74 Ltd.
2025-2A SUB, due 04/22/38[4,10]	12,750,000	$10,272,675
Owl Rock CLO XVI LLC
2024-16A C, 7.57% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,4	10,150,000	10,167,023
Generate CLO 21 Ltd.
2025-21A SUB, due 07/25/38[4,10,11]	11,450,000	10,068,672
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 7.52% (3 Month Term SOFR + 3.26%, Rate Floor: 3.00%) due 04/15/33◊,4	9,900,000	9,911,349
Regatta 34 Funding Ltd.
2025-3A SUB, due 07/20/38[4,10]	9,560,000	9,560,000
Regatta 33 Funding Ltd.
2025-2A SUB, due 07/25/38[4,10]	9,420,000	9,371,138
BCC Middle Market CLO LLC
2021-1A A1R, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,4	9,000,000	9,031,277
Cerberus Loan Funding XLVI, LP
2024-2A C, 7.31% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 07/15/36◊,4	8,000,000	8,007,798
2024-2A D, 9.21% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,4	1,000,000	1,000,948
OCP CLO Ltd.
2024-38A SUB, due 01/21/38[4,10]	8,250,000	6,927,525
2025-23A ER, 9.13% (3 Month Term SOFR + 4.85%, Rate Floor: 4.85%) due 01/17/37◊,4	1,750,000	1,751,082
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, 8.88% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 10/20/38◊,4	8,650,000	8,615,053
BSPRT Issuer LLC
2024-FL11 C, 6.96% (1 Month Term SOFR + 2.64%, Rate Floor: 2.64%) due 07/15/39◊,4	7,825,000	7,765,589
Ballyrock CLO 14 Ltd.
2021-14A SUB, due 07/20/37[4,10]	9,750,000	7,485,660
AGL CLO 35 Ltd.
2024-35A SUB, due 01/21/38[4,10]	7,750,000	6,949,115
2024-35A E, 9.42% (3 Month Term SOFR + 5.15%, Rate Floor: 5.15%) due 01/21/38◊,4	300,000	301,728
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.53% (1 Month Term SOFR + 3.21%, Rate Floor: 2.60%) due 12/18/37◊,4	7,350,000	7,166,250
Dryden 37 Senior Loan Fund
2017-37A BR, 5.92% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,4	3,494,745	3,495,737
2017-37A CR, 7.77% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,4	3,166,667	3,187,250
2015-37A SUB, due 01/15/31[4,10]	2,838,588	14,827
Madison Park Funding LVIII Ltd.
2024-58A D, 7.93% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,4	6,600,000	6,597,188
Cerberus Loan Funding XXXIII, LP
2021-3A C, 7.32% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 07/23/33◊,4	5,900,000	5,906,189
Neuberger Berman CLO 32R Ltd.
2025-32RA C, due 07/20/39◊,4	5,800,000	5,800,000
LoanCore
2025-CRE8 C, 6.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/17/42◊,4	5,750,000	5,690,726
Madison Park Funding LXXI Ltd.
2025-71A E, 9.02% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/23/38◊,4	5,500,000	5,495,681

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.7% (continued)
Collateralized Loan Obligations - 11.6% (continued)
Cerberus Loan Funding XLVIII LLC
2024-4A D, 8.11% (3 Month Term SOFR + 3.85%, Rate Floor: 3.85%) due 10/15/36◊,4	5,350,000	$5,344,494
AREIT Ltd.
2025-CRE10 B, 6.16% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 01/17/30◊,4	5,200,000	5,162,983
Cerberus Loan Funding XXXV, LP
2021-5A C, 7.12% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 09/22/33◊,4	5,150,000	5,158,950
Hamlin Park CLO Ltd.
2024-1A SUB, due 10/20/37[4,10]	5,550,000	4,990,893
MidOcean Credit CLO VII
2020-7A CR, 6.72% (3 Month Term SOFR + 2.46%, Rate Floor: 0.00%) due 07/15/29◊,4	4,796,806	4,796,806
Neuberger Berman Loan Advisers CLO 60 Ltd.
2025-60A SUB, due 04/22/39[4,10]	4,650,000	4,103,520
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A D, 7.27% (3 Month Term SOFR + 3.01%, Rate Floor: 2.75%) due 04/16/33◊,4	4,050,000	4,086,004
Elmwood CLO VI Ltd.
2024-3A ERR, 10.17% (3 Month Term SOFR + 5.90%, Rate Floor: 5.90%) due 07/18/37◊,4	4,000,000	4,004,618
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB, due 10/24/38[4,10]	4,250,000	3,749,223
Elmwood CLO XI Ltd.
2025-4A ER, 9.02% (3 Month Term SOFR + 4.70%, Rate Floor: 4.70%) due 01/20/38◊,4	3,750,000	3,743,903
Neuberger Berman Loan Advisers CLO 38 Ltd.
2025-38A ER2, 8.87% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 10/20/36◊,4	3,500,000	3,453,556
Wellfleet CLO Ltd.
2021-3A C, 6.77% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 01/15/35◊,4	3,400,000	3,412,100
PFP Ltd.
2024-11 B, 6.80% (1 Month Term SOFR + 2.49%, Rate Floor: 2.49%) due 09/17/39◊,4	2,239,942	2,229,616
2025-12 B, 6.36% (1 Month Term SOFR + 2.04%, Rate Floor: 2.04%) due 12/18/42◊,4	1,000,000	997,936
Ballyrock CLO 1 Ltd.
2021-1A DR, 11.27% (3 Month Term SOFR + 7.01%, Rate Floor: 6.75%) due 07/15/32◊,4	3,150,000	3,152,313
Bayard Park CLO Ltd.
2025-1A SUB, due 07/24/38[4,10]	3,600,000	2,914,358
HGI CRE CLO Ltd.
2021-FL2 D, 6.58% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 09/17/36◊,4	1,600,000	1,595,670
2021-FL2 E, 6.88% (1 Month Term SOFR + 2.56%, Rate Floor: 2.56%) due 09/17/36◊,4	1,200,000	1,187,351
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.48% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,4	2,750,000	2,758,704
Acrec LLC
2025-FL3 C, 6.61% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 08/18/42◊,4	2,675,000	2,640,665
BDS Ltd.
2021-FL9 E, 7.03% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 11/16/38◊,4	2,700,000	2,597,435
OHA Credit Partners VII Ltd.
2025-7A ER4, 8.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/20/38◊,4	2,250,000	2,217,386
Madison Park Funding LXV Ltd.
2025-65A C, due 07/16/38◊,4	2,150,000	2,150,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 20.7% (continued)
Collateralized Loan Obligations - 11.6% (continued)
Greystone CRE Notes 2025-FL4 LLC
2025-FL4 AS, 6.45% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 01/15/43◊,4		2,050,000	$2,062,090
Carlyle US CLO Ltd.
2021-2A DR, 11.24% (3 Month Term SOFR + 6.96%, Rate Floor: 6.70%) due 01/25/35◊,4		1,935,580	1,940,428
BNPP IP CLO Ltd.
2014-2A E, 9.79% (3 Month Term SOFR + 5.51%, Rate Floor: 0.00%) due 10/30/25◊,4		5,731,987	1,521,843
Sound Point CLO Ltd.
2025-1RA C, 6.42% (3 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 02/20/38◊,4		1,200,000	1,205,589
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,10]		6,400,000	995,013
2013-3X SUB, due 10/15/30[10]		4,938,326	20,441
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[4,10]		7,895,000	1,014,089
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,10]		19,435,737	696,223
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,10]		1,500,000	610,499
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[4,10]		5,650,000	534,953
BSPDF Issuer LLC
2025-FL2 AS, 6.25% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 12/15/42◊,4		500,000	501,085
KREF Funding V LLC
6.17% (1 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 06/25/26◊,†††		499,622	497,655
0.15% due 06/25/26†††,12		1,388,896	1
Wind River CLO Ltd.
2018-1A ARR, 5.58% (3 Month Term SOFR + 1.31%, Rate Floor: 1.05%) due 07/18/31◊,4		145,390	145,385
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[4,10]		11,700,000	67,851
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,10]		18,918,010	38,786
Dryden Senior Loan Fund
2015-37X, due 01/15/31[10]		1,897,598	9,912
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,10]		13,790,000	1,379
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,10]		11,900,000	1,190
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[3,10]		8,150,000	815
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[4,10]		5,500,000	550
Total Collateralized Loan Obligations			972,172,134
Financial - 3.0%
Dogwood State Bank
6.45% due 06/24/32		40,100,000	40,100,000
Thunderbird A
5.50% due 03/01/37†††		34,800,000	31,942,730
Lightning A
5.50% due 03/01/37†††		34,800,000	31,942,730
HarbourVest Structured Solutions IV Holdings, LP
7.35% (3 Month Term SOFR + 3.05%, Rate Floor: 0.00%) due 09/15/26◊,†††		14,345,032	14,309,136
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	9,403,421	10,968,088
KKR Core Holding Company LLC
4.00% due 08/12/31†††		21,305,786	19,548,180
Metis Issuer, LLC
6.89% due 05/15/55†††		17,900,000	17,838,566
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††		17,000,000	17,430,664
Ceamer Finance LLC
6.92% due 11/15/37†††		8,420,102	8,602,311
6.79% due 11/15/39†††		6,273,915	6,363,388
3.69% due 03/24/31†††		2,499,286	2,401,681
Project Onyx I
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		13,161,708	13,142,540

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.7% (continued)
Financial - 3.0% (continued)
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	7,576,411	$7,544,154
Lightning B
7.50% due 03/01/37†††	7,000,000	6,444,378
Thunderbird B
7.50% due 03/01/37†††	7,000,000	6,444,378
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	6,286,501	5,863,631
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	3,647,175	3,634,338
Akso Health Group
7.27% due 12/31/44†††	2,500,000	2,534,818
Total Financial		247,055,711
Transport-Aircraft - 2.5%
AASET Trust
2024-1A, 6.26% due 05/16/49[4]	13,565,324	13,923,818
2021-1A, 2.95% due 11/16/41[4]	10,681,866	10,149,957
2021-2A, 3.54% due 01/15/47[4]	10,650,261	9,884,044
2020-1A, 3.35% due 01/16/40[4]	2,437,848	2,367,512
2020-1A, 4.34% due 01/16/40[4]	1,754,024	1,661,602
2019-2, 3.38% due 10/16/39[4]	765,226	760,352
Slam Ltd.
2025-1A, 5.81% due 05/15/50[4]	8,900,000	9,050,042
2024-1A, 5.34% due 09/15/49[4]	8,477,449	8,454,779
2021-1A, 3.42% due 06/15/46[4]	2,700,000	2,511,502
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	15,465,941	15,045,577
Navigator Aviation Ltd.
2024-1, 6.09% due 08/15/49[4]	14,107,143	13,959,352
AASET Ltd.
2024-2A, 5.93% due 09/16/49[4]	13,704,140	13,916,022
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[4,13]	9,788,444	9,449,078
2019-1, 5.19% due 12/15/44[4,13]	4,716,821	4,273,697
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	9,295,242	8,982,273
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[4]	8,420,392	8,537,784
2021-1A, 3.47% due 01/15/46[4]	189,558	186,754
2021-1A, 6.66% due 01/15/46[4]	85,973	85,959
AASET MT-1 Ltd.
2025-2A, 5.52% due 02/16/50[4]	8,450,000	8,531,238
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]	7,824,864	7,746,780
AASET
2025-1A, 5.94% due 02/16/50[4]	7,560,181	7,697,773
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[4]	8,114,273	7,581,548
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[4]	3,513,799	3,329,377
2018-1, 4.13% due 06/15/43[4]	3,267,329	3,176,151
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[4]	6,243,011	5,815,876
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[4]	5,785,712	5,626,480
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[4]	5,070,913	4,640,037
2020-1A, 3.23% due 03/15/40[4]	381,660	364,508
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[4]	4,946,425	4,812,823
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	2,281,564	2,238,811
2017-1, 4.58% due 02/15/42[4]	1,595,452	1,573,126
2017-1, 6.30% due 02/15/42[4]	922,604	904,229
Project Silver
2019-1, 3.97% due 07/15/44[4]	4,847,792	4,678,647
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	4,589,334	4,400,254
MAPS Trust
2021-1A, 2.52% due 06/15/46[4]	1,640,847	1,545,824

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.7% (continued)
Transport-Aircraft - 2.5% (continued)
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	926,665	$924,823
Next10, Inc.
6.73% due 12/15/30†††	779,970	795,683
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	560,771	560,564
Total Transport-Aircraft		210,144,656
Infrastructure - 1.6%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[4]	39,650,000	37,550,362
2024-1A, 8.87% due 05/15/54[4]	5,950,000	6,198,370
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[4]	20,000,000	20,625,840
2021-1, 4.46% due 11/20/51[4]	11,750,000	11,456,604
2024-1A, 9.19% due 06/20/54[4]	7,250,000	7,618,475
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[4]	17,550,000	17,680,660
2025-1A, 5.04% due 03/25/55[4]	11,550,000	11,393,182
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[4]	7,150,000	6,913,931
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[4]	3,400,000	3,465,725
2024-1A, 6.04% due 11/20/54[4]	1,850,000	1,878,117
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[4]	4,925,000	4,727,312
ALLO Issuer LLC
2025-1A, 6.16% due 04/20/55[4]	2,100,000	2,162,665
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[4]	1,650,000	1,672,069
Total Infrastructure		133,343,312
Net Lease - 0.5%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[4]	27,799,000	25,101,994
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[4]	11,074,000	11,192,411
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[4]	5,915,292	5,792,505
Total Net Lease		42,086,910
Insurance - 0.5%
Obra Longevity
8.48% due 06/30/39†††	34,300,000	35,869,227
CHEST
7.13% due 03/23/43†††	5,400,000	5,625,825
Total Insurance		41,495,052
Whole Business - 0.5%
Subway Funding LLC
2024-1A, 6.51% due 07/30/54[4]	17,661,250	18,099,348
2024-3A, 5.91% due 07/30/54[4]	9,004,750	8,906,990
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[4]	9,303,250	9,613,431
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	2,648,438	2,648,396
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[4]	129,470	126,304
Total Whole Business		39,394,469
Single Family Residence - 0.4%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[4]	13,550,000	13,423,765
2020-SFR2, 4.50% due 10/19/37[4]	13,250,000	13,138,818
2020-SFR2, 3.37% due 10/19/37[4]	8,550,000	8,458,642
Total Single Family Residence		35,021,225
Asset-Backed Securities - 0.1%
SSI Issuer LLC
2025-1, 6.15% due 07/25/65[4]	4,150,000	4,154,158
Collateralized Debt Obligations - 0.0%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[4]	4,250,000	3,962,088
Unsecured Consumer Loans - 0.0%
Regional Management Issuance Trust
2025-1, 5.73% due 04/17/34[4]	1,600,000	1,617,547
Total Asset-Backed Securities
(Cost $1,745,094,843)		1,730,447,262

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2%
Government Agency - 9.9%
Uniform MBS 30 Year
due 09/01/25[11]	147,311,131	$144,286,981
due 09/01/25[11]	79,350,000	83,203,633
due 09/01/25[11]	76,900,000	76,828,867
due 09/01/25[11]	66,960,000	55,546,467
due 08/01/25[11]	33,463,869	32,792,584
Uniform MBS 15 Year
due 09/01/25[11]	160,110,000	161,157,760
Freddie Mac
5.50% due 02/01/53	49,172,589	49,485,573
5.50% due 03/01/55	30,753,517	30,835,368
5.00% due 06/01/53	25,514,782	25,153,637
5.00% due 02/01/53	22,358,344	22,038,784
5.00% due 03/01/53	17,669,591	17,360,939
Fannie Mae
5.50% due 05/01/55	69,647,549	69,832,989
5.00% due 05/01/53	32,676,137	32,131,239
5.00% due 08/01/53	20,476,501	20,157,002
5.00% due 06/01/53	7,140,515	7,026,978
Total Government Agency		827,838,801
Residential Mortgage-Backed Securities - 6.6%
GCAT Trust
2025-NQM3, 5.96% due 05/25/70[4,13]	21,157,000	21,274,210
2025-NQM1, 5.83% due 11/25/69[4,13]	11,282,398	11,307,757
2022-NQM5, 5.71% due 08/25/67[4,13]	7,632,888	7,601,115
2023-NQM2, 6.60% due 11/25/67[4,13]	2,376,530	2,374,442
OBX Trust
2024-NQM5, 6.51% due 01/25/64[4]	12,495,000	12,589,737
2024-NQM6, 6.92% (WAC) due 02/25/64◊,4	6,901,000	7,006,359
2022-NQM9, 6.45% due 09/25/62[4,13]	5,926,179	5,917,027
2024-NQM4, 6.62% (WAC) due 01/25/64◊,4	5,250,000	5,288,284
2023-NQM2, 6.80% due 01/25/62[4,13]	4,963,804	4,973,335
2022-NQM8, 6.10% due 09/25/62[4,13]	3,529,341	3,517,887
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69[4,13]	23,164,000	20,801,272
2024-RS2, 3.00% due 08/01/69[4,13]	7,905,204	7,328,124
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 12/25/36◊	19,465,516	10,077,224
2006-WMC3, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,546,250	5,646,715
2006-HE3, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	4,484,241	4,094,931
2006-WMC4, 4.67% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊	6,700,202	3,467,191
2006-WMC4, 4.59% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 12/25/36◊	2,833,080	1,464,409
PRPM LLC
2025-2, 6.47% due 05/25/30[4,13]	16,777,868	16,758,946
2024-4, 6.41% due 08/25/29[4,13]	7,111,702	7,129,546
2025-RCF3, due 07/25/55[4,11]	200,000	195,989
Verus Securitization Trust
2025-2, 5.66% due 03/25/70[4,13]	19,008,411	19,033,039
2022-8, 6.13% due 09/25/67[4,13]	3,853,184	3,845,227
FIGRE Trust
2024-HE5, 5.70% (WAC) due 10/25/54◊,4	6,782,581	6,802,306
2024-HE6, 5.97% (WAC) due 12/25/54◊,4	4,059,348	4,090,606
2025-HE1, 6.03% (WAC) due 01/25/55◊,4	3,468,150	3,495,058
2024-HE4, 5.25% (WAC) due 09/25/54◊,4	3,184,774	3,184,603
2024-HE4, 5.30% (WAC) due 09/25/54◊,4	2,739,681	2,729,134
2025-PF1, 6.11% (WAC) due 06/25/55◊,4	1,146,581	1,155,803
2025-PF1, 5.91% (WAC) due 06/25/55◊,4	716,613	723,076
Ameriquest Mortgage Securities Trust
2006-M3, 4.61% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 10/25/36◊	17,672,768	9,707,500
2006-M3, 4.67% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 10/25/36◊	30,230,816	8,801,025
2006-M3, 4.53% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	12,567,508	3,658,919

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2% (continued)
Residential Mortgage-Backed Securities - 6.6% (continued)
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.47%) due 04/25/37◊	22,288,072	$8,101,703
2007-HE2, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	16,983,314	6,169,605
2007-HE4, 4.60% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	5,707,017	4,265,836
2007-HE4, 4.68% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	1,810,067	1,044,254
Long Beach Mortgage Loan Trust
2006-6, 4.93% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	13,161,391	5,189,155
2006-8, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	15,549,351	4,110,236
2006-1, 4.81% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 02/25/36◊	3,435,339	2,954,622
2006-4, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 05/25/36◊	9,508,448	2,754,361
2006-6, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	4,098,298	1,610,425
2006-8, 4.61% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	4,213,582	1,108,403
2006-6, 4.63% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 07/25/36◊	2,372,418	929,929
RALI Series Trust
2006-QO6, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	30,674,404	6,569,249
2007-QO2, 4.58% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	12,616,049	3,820,628
2006-QO8, 4.83% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 10/25/46◊	2,394,051	2,298,821
2006-QO6, 4.89% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 06/25/46◊	7,981,062	1,749,984
2006-QO6, 4.95% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 06/25/46◊	5,035,370	1,119,504
2006-QO2, 4.97% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,947,913	1,017,335
2006-QO2, 5.11% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	3,182,638	545,718
2006-QO2, 4.87% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	213,333	35,958
Top Pressure Recovery Turbines
2024-AE, 7.51% due 11/01/69	15,830,567	15,862,228
PRPM 2025-3
2025-3, 6.26% due 05/25/30[4,13]	14,491,453	14,572,230
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 4.65% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 10/25/36◊	17,822,579	7,718,740
2007-HE2, 4.64% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 01/25/37◊	7,188,400	3,286,881
2006-HE6, 4.63% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/36◊	4,110,963	1,401,053
2007-HE4, 4.66% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 02/25/37◊	3,582,762	1,126,843
2006-HE4, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	2,096,007	1,034,983
COLT Mortgage Loan Trust
2025-3, 5.71% due 03/25/70[4,13]	14,233,483	14,240,463

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2% (continued)
Residential Mortgage-Backed Securities - 6.6% (continued)
American Home Mortgage Assets Trust
2006-6, 4.64% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 12/25/46◊	6,241,579	$5,332,153
2006-1, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/46◊	5,164,729	4,694,448
2006-3, 5.34% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	4,531,061	2,939,518
LSTAR Securities Investment Ltd.
2024-1, 7.41% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,4	12,576,685	12,596,261
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 4.68% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	8,605,040	7,425,307
2022-A, 6.17% due 09/25/62[4,13]	5,128,800	5,124,571
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.87% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 11/25/36◊	20,508,014	6,538,582
2006-2, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 11/25/36◊	18,033,838	5,749,714
New Residential Mortgage Loan Trust
2025-NQM3, 5.99% due 05/25/65[4]	11,655,966	11,724,783
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4]	11,268,616	11,216,898
Carrington Mortgage Loan Trust Series
2005-NC3, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 06/25/35◊	11,000,000	10,150,474
GSAMP Trust
2007-NC1, 4.69% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	16,503,903	8,708,915
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,4	8,650,000	8,238,353
Finance of America HECM Buyout
2024-HB1, 6.00% (WAC) due 10/01/34◊,4	8,000,000	7,998,888
Master Asset-Backed Securities Trust
2006-WMC3, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	9,588,905	3,227,446
2006-HE3, 4.63% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 08/25/36◊	8,869,348	2,576,920
2006-HE3, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,457,004	2,166,638
IXIS Real Estate Capital Trust
2007-HE1, 4.59% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	22,624,955	4,636,346
2007-HE1, 4.66% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	16,029,462	3,284,624
GSAA Home Equity Trust
2006-3, 5.03% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	9,222,519	4,458,653
2006-9, 4.91% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	6,827,823	1,724,967
2007-7, 4.97% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	185,737	178,075
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[4,13]	6,067,502	6,095,029
Legacy Mortgage Asset Trust
2021-GS2, 5.75% due 04/25/61[4]	6,092,776	6,091,361
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[4]	5,910,700	5,911,984
CIM TRUST
2025-R1, 5.00% due 02/25/99[4,13]	5,868,279	5,801,452

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2% (continued)
Residential Mortgage-Backed Securities - 6.6% (continued)
Argent Securities Trust
2006-W5, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	7,937,678	$5,208,734
First NLC Trust
2007-1, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/37◊,4	5,901,348	2,928,624
2007-1, 4.50% (1 Month Term SOFR + 0.18%, Rate Floor: 0.07%) due 08/25/37◊,4	4,475,181	2,220,978
Alternative Loan Trust
2007-OA7, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	5,412,598	4,973,959
Home Equity Loan Trust
2007-FRE1, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	5,121,537	4,927,994
Lehman XS Trust Series
2006-18N, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	2,872,262	2,785,019
2006-10N, 4.85% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	1,932,285	1,853,504
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 4.85% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 02/25/37◊	6,531,027	1,826,005
2007-HE2, 4.95% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	4,727,528	1,321,714
2007-HE2, 4.67% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 02/25/37◊	3,758,870	1,050,980
2007-HE2, 5.27% (1 Month Term SOFR + 0.95%, Rate Floor: 0.84%) due 02/25/37◊	1,529,618	427,589
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 4.89% (1 Month Term SOFR + 0.57%, Rate Floor: 0.57%) due 01/25/37◊	6,675,509	3,012,490
2007-HE4, 4.60% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	2,535,108	1,462,286
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 5.19% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 03/25/37◊	10,031,199	4,020,377
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,4	3,726,579	3,828,649
HSI Asset Securitization Corporation Trust
2007-HE1, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 01/25/37◊	5,332,031	3,801,308
ACHM Trust
2025-HE1, 5.92% (WAC) due 03/25/55◊,4	3,479,632	3,515,505
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.24% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,269,505	2,736,949
First Franklin Mortgage Loan Trust
2006-FF16, 4.85% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	6,778,325	2,733,235
HOMES Trust
2025-AFC2, 5.73% due 06/25/60[4,13]	1,850,000	1,845,615
Morgan Stanley Mortgage Loan Trust
2006-9AR, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,479,399	1,652,442

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.2% (continued)
Residential Mortgage-Backed Securities - 6.6% (continued)
Alliance Bancorp Trust
2007-OA1, 4.91% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	1,635,508	$1,456,804
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40†††,4	1,000,000	1,003,461
Towd Point Mortgage Trust
2025-1, 4.75% (WAC) due 06/25/65◊,4	1,000,000	993,330
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM3, 5.86% (WAC) due 05/25/70◊,4	887,947	892,086
Nomura Resecuritization Trust
2015-4R, 6.24% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,4	607,265	591,049
Morgan Stanley Re-REMIC Trust
2010-R5, 4.74% due 06/26/36[4]	352,285	340,313
Total Residential Mortgage-Backed Securities		558,683,302
Commercial Mortgage-Backed Securities - 1.4%
BX Trust
2024-VLT4, 6.75% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,4	20,650,000	20,546,750
2023-DELC, 7.65% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,4	10,650,000	10,729,875
BX Commercial Mortgage Trust
2021-VOLT, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,4	20,006,301	19,912,521
2024-AIRC, 6.90% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,4	6,309,677	6,332,440
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,4	21,644,000	19,446,283
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 2.64%) due 06/15/38◊,4	15,000,000	12,708,750
SMRT
2022-MINI, 6.26% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	10,000,000	9,862,500
GS Mortgage Securities Corporation Trust
2020-DUNE, 7.08% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,4	6,779,433	6,530,890
2020-DUNE, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,4	2,539,978	2,472,944
MHP
2022-MHIL, 6.92% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/39◊,4	7,200,000	7,186,500
Total Commercial Mortgage-Backed Securities		115,729,453
Military Housing - 0.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,3,12	153,822,449	8,795,383
2015-R1, 0.70% (WAC) due 11/25/52◊,3,12	145,626,340	6,864,782
2015-R1, 0.70% (WAC) due 11/25/55◊,12	61,754,668	3,467,790
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52†††,4	5,349,271	5,073,025
Total Military Housing		24,200,980
Total Collateralized Mortgage Obligations
(Cost $1,666,433,430)		1,526,452,536

U.S. GOVERNMENT SECURITIES†† - 5.4%
U.S. Treasury Notes
4.25% due 03/15/27[14,17]	360,000,000	362,728,123
4.00% due 03/31/30	31,450,000	31,742,387
4.25% due 05/15/35	25,510,000	25,549,859
4.63% due 02/15/35[14]	17,380,000	17,931,272
U.S. Treasury Bonds
4.75% due 05/15/55[14]	14,000,000	13,919,063
Total U.S. Government Securities
(Cost $446,656,913)		451,870,704

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
FEDERAL AGENCY DISCOUNT NOTES†† - 0.6%
Federal Home Loan Bank
4.10% due 07/01/25[15]		48,500,000	$48,500,000
Total Federal Agency Discount Notes
(Cost $48,500,000)			48,500,000

CONVERTIBLE BONDS†† - 0.3%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[16]		21,951,000	20,952,229
Communications - 0.1%
Cable One, Inc.
due 03/15/26[16]		5,750,000	5,440,075
Total Convertible Bonds
(Cost $26,498,022)			26,392,304

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
8.10% due 09/30/26	EUR	438,970	435,282
11.73% due 09/30/26	EUR	298,316	295,810
3.88% due 09/30/26	EUR	297,969	295,466
11.73% due 09/30/26		2,901	2,442
Total Industrial			1,029,000
Total Senior Fixed Rate Interests
(Cost $1,075,066)			1,029,000

REPURCHASE AGREEMENTS††,18 - 1.2%
BofA Securities, Inc.
issued 06/30/25 at 4.37% due 07/01/25		43,716,781	43,716,781
BNP Paribas
issued 06/30/25 at 4.37% due 07/01/25		27,322,988	27,322,988
J.P. Morgan Securities LLC
issued 06/30/25 at 4.37% due 07/01/25		27,322,988	27,322,988
Bank of Montreal
issued 06/30/25 at 4.34% due 07/01/25		5,464,598	5,464,598
Total Repurchase Agreements
(Cost $103,827,355)			103,827,355

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.1%
Call Options on:
Equity Options
UBS AG CBOE Volatility Index Expiring August 2025 with strike price of $28.00 (Notional Value $21,603,449)		12,913	$1,452,712
Goldman Sachs International CBOE Volatility Index Expiring July 2025 with strike price of $25.00 (Notional Value $36,946,532)		22,084	993,780
Total Equity Options			2,446,492
Put Options on:
Foreign Exchange Options
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	41,538,000	777,127
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	20,955,000	683,992
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	8,257,000	692,671
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	16,764,000	547,194
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	12,461,000	233,131
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	3,701,000	120,804
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	3,798,000	71,056
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $95,578,388)	EUR	81,423,000	15,412
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $95,578,389)	EUR	81,423,000	15,412
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $66,903,581)	EUR	56,995,000	10,967
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $31,576,565)	EUR	26,900,000	5,176
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $28,672,460)	EUR	24,426,000	4,700
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $5,200,155)	EUR	4,430,000	853
Total Foreign Exchange Options			3,178,495
Total OTC Options Purchased
(Cost $13,196,787)			5,624,987

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,20 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	263,880,000	$4,709,140
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	131,940,000	2,354,570
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	131,940,000	2,354,569
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $219,118,965)	GBP	159,900,000	1,597,788
Total Interest Rate Swaptions			11,016,067
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $219,118,965)	GBP	159,900,000	73,420
Total Interest Rate Swaptions			73,420
Total OTC Interest Rate Swaptions Purchased
(Cost $7,756,738)			11,089,487
Total Investments - 109.1%
(Cost $9,351,255,962)			$9,142,165,366

OTC OPTIONS WRITTEN†† - (0.0)%
Call Options on:
Equity Options
Goldman Sachs International CBOE Volatility Index Expiring July 2025 with strike price of $30.00 (Notional Value $36,946,532)		22,084	(695,646)
UBS AG CBOE Volatility Index Expiring August 2025 with strike price of $40.00 (Notional Value $21,603,449)		12,913	(729,585)
Total Equity Options			(1,425,231)
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	3,798,000	(17,248)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	12,461,000	(56,591)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	41,538,000	(188,642)
Total Foreign Exchange Options			(262,481)
Total OTC Options Written
(Premiums received $4,195,276)			(1,687,712)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,20 – (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $219,118,965)	GBP	159,900,000	$(803,532)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	131,940,000	(1,043,763)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	131,940,000	(1,043,763)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	263,880,000	(2,087,525)
Total Interest Rate Swaptions			(4,978,583)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $219,118,965)	GBP	159,900,000	(344,263)
Total Interest Rate Swaptions			(344,263)
Total OTC Interest Rate Swaptions Written
(Premiums received $4,554,830)			(5,322,846)
Other Assets & Liabilities, net - (9.0)%			(755,922,385)
Total Net Assets - 100.0%			$8,379,232,423

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	64	Aug 2025	$21,250,560	$699,904

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$27,695,000	$(2,050,871)	$(1,575,152)	$(475,719)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	27,695,000	(4,214,857)	(3,765,132)	(449,725)
						$(6,265,728)	$(5,340,284)	$(925,444)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	3.75%	Annually	08/01/29	$152,530,000	$2,021,715	$765	$2,020,950
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	03/14/54	3,060,000	196,676	290	196,386
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	102,300,000	(2,731,662)	651	(2,732,313)
								$(513,271)	$1,706	$(514,977)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Total Return Swap Agreements

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Morgan Stanley Capital Services LLC	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	Pay	4.40% (SOFR)	At Maturity	09/20/25	N/A	$2,881,805	$2,881,805

OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	4.94% (Federal Funds Rate + 0.61%)	At Maturity	06/16/26	74,100	45,782,685	1,752,465

OTC Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	3.33% (Federal Funds Rate - 1.00%)	At Maturity	05/15/26	252,444	37,992,785	(1,161,241)

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Buy	970,000	1,117,116	USD	07/16/25	$26,840
Toronto-Dominion Bank	EUR	Sell	5,350,000	6,305,968	USD	07/16/25	(3,484)
Morgan Stanley Capital Services LLC	CAD	Sell	6,327,000	4,638,336	USD	07/16/25	(11,752)
Toronto-Dominion Bank	GBP	Sell	2,460,000	3,352,274	USD	07/16/25	(24,580)
Morgan Stanley Capital Services LLC	EUR	Sell	36,340,000	42,387,280	USD	07/16/25	(469,816)
Citibank, N.A.	GBP	Sell	84,680,000	114,792,979	USD	07/16/25	(1,447,677)
Nomura Global Financial Products, Inc.	EUR	Sell	527,240,000	607,482,237	USD	07/16/25	(14,311,250)
							$(16,241,719)

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	$263,880,000	$4,709,140
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	131,940,000	2,354,569
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	131,940,000	2,354,570
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	219,118,965	1,597,788
								$11,016,067
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	$219,118,965	$73,420

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	$219,118,965	$(803,532)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	131,940,000	(1,043,763)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	131,940,000	(1,043,763)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	263,880,000	(2,087,525)
								$(4,978,583)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	$219,118,965	$(344,263)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $20,278,179 (cost $28,329,518), or 0.2% of total net assets — See Note 6.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,409,532,732 (cost $3,472,766,854), or 40.7% of total net assets.
[5]	Rate indicated is the 7-day yield as of June 30, 2025.
[6]	Perpetual maturity.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Security is in default of interest and/or principal obligations.
[9]	Payment-in-kind security.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Security is unsettled at period end and may not have a stated effective rate.
[12]	Security is an interest-only strip.
[13]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.
[14]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	Zero coupon rate security.
[17]	All or a portion of this security is pledged as interest rate swap collateral at June 30, 2025.
[18]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[19]	Security is no longer an affiliated entity as a result of New Age Alpha’s acquisition of certain Guggenheim Funds on October 25, 2024.
[20]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

CAD — Canadian Dollar

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

plc — Public Limited Company

PPV — Public-Private Venture

REMIC — Real Estate Mortgage Investment Conduit

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,070,041	$597,035	$2,648,018	$6,315,094
Preferred Stocks	38,288,689	285,363,696	27,774,630	351,427,015
Warrants	1,536	—	248	1,784
Right	—	—	1	1
Exchange-Traded Funds	36,559,485	—	—	36,559,485
Mutual Funds	341,974,896	—	—	341,974,896
Money Market Funds	176,564,139	—	—	176,564,139
Corporate Bonds	—	2,245,064,737	164,736,502	2,409,801,239
Senior Floating Rate Interests	—	1,618,766,398	295,521,680	1,914,288,078
Asset-Backed Securities	—	1,445,730,022	284,717,240	1,730,447,262
Collateralized Mortgage Obligations	—	1,520,376,050	6,076,486	1,526,452,536
U.S. Government Securities	—	451,870,704	—	451,870,704
Federal Agency Discount Notes	—	48,500,000	—	48,500,000
Convertible Bonds	—	26,392,304	—	26,392,304
Senior Fixed Rate Interests	—	1,029,000	—	1,029,000
Repurchase Agreements	—	103,827,355	—	103,827,355
Options Purchased	—	5,624,987	—	5,624,987
Interest Rate Swaptions Purchased	—	11,089,487	—	11,089,487
Commodity Futures Contracts**	699,904	—	—	699,904
Interest Rate Swap Agreements**	—	2,217,336	—	2,217,336
Credit Index Swap Agreements**	—	2,881,805	—	2,881,805
Equity Index Swap Agreements**	—	1,752,465	—	1,752,465
Forward Foreign Currency Exchange Contracts**	—	26,840	—	26,840
Total Assets	$597,158,690	$7,771,110,221	$781,474,805	$9,149,743,716

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$1,687,712	$—	$1,687,712
Interest Rate Swaptions Written	—	5,322,846	—	5,322,846
Credit Default Swap Agreements**	—	925,444	—	925,444
Interest Rate Swap Agreements**	—	3,893,554	—	3,893,554
Forward Foreign Currency Exchange Contracts**	—	16,268,559	—	16,268,559
Unfunded Loan Commitments (Note 5)	—	—	1,461,720	1,461,720
Total Liabilities	$—	$28,098,115	$1,461,720	$29,559,835

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$135,992,375	Yield Analysis	Yield	4.3%-9.1%	6.8%
Asset-Backed Securities	148,724,864	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	1	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	6,076,486	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	2,533,311	Enterprise Value	Valuation Multiple	2.5x-9.2x	5.2x
Common Stocks	114,703	Model Price	Liquidation Value	—	—
Common Stocks	4	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	64,711,621	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	59,368,291	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	21,978,459	Yield Analysis	Yield	9.2%	—
Corporate Bonds	16,595,499	Model Price	Purchase Price	—	—
Corporate Bonds	2,082,631	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Preferred Stocks	27,774,630	Yield Analysis	Yield	6.0%	—
Right	1	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	135,141,122	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	75,458,930	Yield Analysis	Yield	6.5%-15.4%	9.5%
Senior Floating Rate Interests	68,899,143	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	11,037,205	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	4,985,280	Model Price	Liquidation Value	—	—
Warrants	248	Model Price	Liquidation Value	—	—
Total Assets	$781,474,805
Liabilities:
Unfunded Loan Commitments	$1,461,720	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2025, the Fund had securities with a total value of $44,102,133 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $64,301,802 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets									Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Right	Total Assets	Unfunded Loan Commitments
Beginning Balance	$239,516,962	$5,406,232	$137,028,103	$267,381,117	$286	$2,971,450	$27,633,690	$-	$679,937,840	$(1,325,732)
Purchases/(Receipts)	77,581,378	999,980	41,755,005	104,699,002	-	-	-	-	225,035,365	(3,043,414)
(Sales, maturities and paydowns)/Fundings	(17,693,310)	(54,421)	(17,386,549)	(62,858,957)	-	(563)	-	-	(97,993,800)	2,090,022
Amortization of premiums/discounts	88,685	(92)	(42,356)	1,138,075	-	-	-	-	1,184,312	116,722
Corporate actions	-	-	-	(7,568,550)	-	-	-	-	(7,568,550)	-
Total realized gains (losses) included in earnings	(85,758)	(89)	(21,066)	(2,197,828)	-	(18,207)	-	-	(2,322,948)	436,924
Total change in unrealized appreciation (depreciation) included in earnings	(1,618,880)	(275,124)	(884,908)	6,344,930	(38)	(304,666)	140,940	1	3,402,255	314,465
Transfers into Level 3	-	-	17,489,752	26,612,377	-	4	-	-	44,102,133	(50,707)
Transfers out of Level 3	(13,071,837)	-	(13,201,479)	(38,028,486)	-	-	-	-	(64,301,802)	-
Ending Balance	$284,717,240	$6,076,486	$164,736,502	$295,521,680	$248	$2,648,018	$27,774,630	$1	$781,474,805	$(1,461,720)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2025	$(1,548,061)	$(275,124)	$(1,857,986)	$7,413,798	$(38)	$(304,877)	$140,940	$1	$3,568,653	$946,785

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
CIM TRUST 2025-R1, 5.00% due 02/25/99	8.00%	03/01/28	9.00%	03/01/29
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.71% due 03/25/70	6.71%	02/01/29	—	—
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2025-NQM3, 5.96% due 05/25/70	6.96%	06/01/29	—	—
GCAT Trust 2025-NQM1, 5.83% due 11/25/69	6.83%	04/01/29	—	—
GCAT Trust 2023-NQM2, 6.60% due 11/25/67	7.60%	01/01/27	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
HOMES Trust 2025-AFC2, 5.73% due 06/25/60	6.73%	06/01/29	—	—
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69	7.00%	10/01/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
OBX Trust 2023-NQM2, 6.80% due 01/25/62	7.80%	02/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
PRPM 2025-3 2025-3, 6.26% due 05/25/30	9.26%	05/01/28	10.26%	05/01/29
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
PRPM LLC 2025-2, 6.47% due 05/25/30	9.47%	05/01/28	10.47%	05/01/29
Verus Securitization Trust 2025-2, 5.66% due 03/25/70	6.66%	03/01/29	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, subject to minimum amounts to initiate a margin call, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Notes
4.37%			1.50% - 4.38%
Due 07/01/25	$43,716,781	$43,722,088	Due 08/15/26 - 11/15/34	$38,080,000	$37,261,689
			U.S. Treasury Bonds
			3.00% - 6.75%
			Due 08/15/26 - 05/15/45	6,881,000	7,270,656
			U.S. Treasury Strips
			0.00%
			Due 08/15/27 - 02/15/42	120,471	56,498
			U.S. Treasury Inflation Indexed Bond
			1.63%
			Due 10/15/29	2,243	2,274
				45,083,714	44,591,117
BNP Paribas			U.S. Treasury Strips
4.37%			0.00%
Due 07/01/25	27,322,988	27,326,305	Due 11/15/31 - 11/15/42	31,236,872	18,190,967
			U.S. Treasury Inflation Indexed Bonds
			0.13% - 2.13%
			Due 04/15/30 - 02/15/52	10,330,213	7,081,783
			U.S. Treasury Note
			4.38%
			Due 05/15/34	2,534,200	2,582,876
			U.S. Treasury Bonds
			4.63% - 5.38%
			Due 02/15/31 - 05/15/44	17,500	17,218
				44,118,785	27,872,844
J.P. Morgan Securities LLC			U.S. Treasury Inflation Indexed Bond
4.37%			2.13%
Due 07/01/25	27,322,988	27,326,305	Due 04/15/29	16,575,058	17,076,794
			U.S. Treasury Notes
			3.00% - 3.50%
			Due 09/30/25 - 01/31/30	10,776,900	10,795,802
			U.S. Treasury Strip
			0.00%
			Due 11/15/25	239	235
				27,352,197	27,872,831
Bank of Montreal			U.S. Treasury Bonds
4.34%			3.50% - 3.63%
Due 07/01/25	5,464,598	5,465,257	Due 02/15/39 - 05/15/53	6,459,800	5,574,637

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income	Capital Gain Distributions
Common Stocks
Accuride Corp*	$–	$–	$–	$–	$340	$340	3,399,497	$–	$–
Accuride Liquidating Trust*	–	–	–	–	–	–	209	–	–
BP Holdco LLC*	45,503	–	–	–	(14,817)	30,686	37,539	–	–
Mutual Funds
Guggenheim Limited Duration Fund — Class R6	134,197,181	4,449,821	–	–	243,010	138,890,012	5,639,059	4,449,821	–
Guggenheim Strategy Fund II	20,765,053	40,096,741	(21,900,000)	(38,716)	218,861	39,141,939	1,573,229	2,096,741	–
Guggenheim Strategy Fund III	36,046,213	39,971,850	(35,000,000)	353,075	(157,078)	41,214,060	1,650,543	2,471,850	–
Guggenheim Ultra Short Duration Fund — Institutional Class	52,967,485	1,864,842	–	–	163,796	54,996,123	5,472,251	1,864,842	–
NAA Opportunity Fund[1]	33,415,126	–	–	–	–	–	–	291,398	–
NAA Risk Managed Real Estate Fund[1]	38,251,104	–	–	–	–	–	–	510,474	610,464
Senior Floating Rate Interests
Accuride Corp. 8.81% (3 Month Term SOFR + 1.50%, Rate Floor: 5.81%) (in-kind rate was 3.00%) due 03/07/30	–	2,416,360	–	–	2,265,778	4,682,138	2,464,045	65,756	–
	$315,687,665	$88,799,614	$(56,900,000)	$314,359	$2,719,890	$278,955,298		$11,750,882	$610,464

*	Non-income producing security.
[1]	Security is no longer an affiliated entity as a result of New Age Alpha’s acquisition of certain Guggenheim Funds on October 25, 2024.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MONEY MARKET FUND***,† - 2.3%
BlackRock Liquidity Funds MuniCash, 2.13%[1]	785,044	$785,044
Total Money Market Fund
(Cost $785,044)		785,044

	Face Amount
MUNICIPAL BONDS†† - 101.4%
California - 11.3%
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/28	$400,000	429,470
5.00% due 05/15/35	250,000	288,959
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	708,777
California Statewide Communities Development Authority Revenue Bonds
5.25% due 08/15/52	500,000	507,416
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	502,577
Alameda Corridor Transportation Authority Revenue Bonds
due 10/01/51[2,3]	500,000	278,755
California Enterprise Development Authority Revenue Bonds
5.00% due 06/01/34[4]	250,000	256,827
El Monte Union High School District General Obligation Unlimited
due 06/01/43[2]	500,000	214,566
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	156,552
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	145,000	152,922
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	141,072
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	128,989
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	97,808
Total California		3,864,690
New York - 6.1%
New York State Dormitory Authority Revenue Bonds
5.25% due 07/01/55	500,000	516,895
5.00% due 07/01/51	300,000	299,642
Westchester County Local Development Corp. Revenue Bonds
5.75% due 11/01/53	750,000	798,326
New York Power Authority Revenue Bonds
5.25% due 11/15/41	250,000	270,753
New York City Housing Development Corp. Revenue Bonds
4.80% due 02/01/53	200,000	195,400
Total New York		2,081,016
South Carolina - 6.0%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds
5.00% due 01/01/31	1,000,000	1,115,297
South Carolina Public Service Authority Revenue Bonds
5.00% due 12/01/55	500,000	499,931
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	202,062
South Carolina State Housing Finance & Development Authority Revenue Bonds
4.70% due 01/01/55	200,000	192,518
Total South Carolina		2,009,808
Pennsylvania - 5.7%
Pennsylvania Housing Finance Agency Revenue Bonds
4.95% due 10/01/38	740,000	756,811
2.95% due 04/01/26	375,000	374,502
5.20% due 04/01/53	200,000	199,528
School District of Philadelphia General Obligation Limited
5.25% due 09/01/43	575,000	596,436
Total Pennsylvania		1,927,277
Arizona - 5.5%
Salt River Project Agricultural Improvement & Power District Revenue Bonds
5.00% due 01/01/35	1,000,000	1,141,850
Arizona Industrial Development Authority Revenue Bonds
5.25% due 11/01/48	500,000	502,553
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	212,544
Total Arizona		1,856,947
Georgia - 5.4%
State of Georgia General Obligation Unlimited
5.00% due 01/01/31	1,000,000	1,117,094
Columbia County Hospital Authority Revenue Bonds
5.00% due 04/01/48	500,000	504,588

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
MUNICIPAL BONDS†† - 101.4% (continued)
Georgia - 5.4% (continued)
Metropolitan Atlanta Rapid Transit Authority Revenue Bonds
5.00% due 07/01/28	$200,000	$213,799
Total Georgia		1,835,481
Oregon - 4.2%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	604,437
due 06/15/50[2]	400,000	107,671
due 06/15/49[2]	350,000	99,872
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	596,834
Total Oregon		1,408,814
Tennessee - 4.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.25% due 07/01/45	1,500,000	917,456
2.48% due 12/01/37	200,000	158,007
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue Bonds
5.25% due 07/01/55	250,000	259,251
Total Tennessee		1,334,714
Texas - 3.9%
Dallas Independent School District General Obligation Unlimited
5.00% due 02/15/26	500,000	506,475
County of Fort Bend Texas Toll Road Revenue Bonds
5.25% due 03/01/55	250,000	259,383
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	212,378
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	185,962
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	100,480
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	65,000	66,710
Total Texas		1,331,388
Michigan - 3.9%
Michigan Technological University Revenue Bonds
5.25% due 10/01/53	1,000,000	1,020,247
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	189,983
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	100,000
Total Michigan		1,310,230
Ohio - 3.7%
State of Ohio General Obligation Limited
5.00% due 05/01/28	1,000,000	1,065,367
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	200,476
Total Ohio		1,265,843
Nebraska - 3.7%
Nebraska Investment Finance Authority Revenue Bonds
4.95% due 09/01/38	1,000,000	1,026,916
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	210,130
Total Nebraska		1,237,046
Wisconsin - 3.6%
State of Wisconsin General Obligation Unlimited
5.00% due 05/01/30	1,000,000	1,105,659
Public Finance Authority Revenue Bonds
4.50% due 07/15/49[4]	150,000	128,607
Total Wisconsin		1,234,266
Idaho - 3.2%
Idaho Housing & Finance Association Revenue Bonds
5.00% due 08/15/28	1,000,000	1,071,390
Minnesota - 3.1%
City of State Paul Minnesota General Obligation Unlimited
5.00% due 09/01/28	1,000,000	1,070,109
Maine - 3.0%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
5.25% due 07/01/48	1,000,000	1,022,850
Massachusetts - 2.3%
Massachusetts Development Finance Agency Revenue Bonds
5.50% due 08/15/50	500,000	513,081
5.00% due 10/01/34	150,000	159,127
5.00% due 06/01/35	90,000	99,364
Total Massachusetts		771,572
Maryland - 2.2%
Maryland Economic Development Corp. Revenue Bonds
5.00% due 07/01/45	500,000	500,826

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
MUNICIPAL BONDS†† - 101.4% (continued)
Maryland - 2.2% (continued)
Maryland Department of Housing & Community Development Revenue Bonds
5.10% due 03/01/52	$250,000	$250,543
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	5,000	5,035
Total Maryland		756,404
Missouri - 2.1%
Missouri Housing Development Commission Revenue Bonds
5.15% due 11/01/55	500,000	501,246
3.55% due 05/01/30	200,000	201,342
Total Missouri		702,588
Colorado - 1.9%
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	210,952
Canyons Metropolitan District No. 5 General Obligation Limited
4.13% due 12/01/54	200,000	168,381
City & County of Denver Colorado Pledged Excise Tax Revenue Bonds
due 08/01/30[2]	200,000	164,727
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	98,890
Total Colorado		642,950
Washington - 1.9%
University of Washington Revenue Bonds
5.00% due 04/01/28	250,000	265,237
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	202,075
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	172,712
Total Washington		640,024
North Carolina - 1.8%
Inlivian Revenue Bonds
2.02% due 04/01/42	998,170	621,740
Oklahoma - 1.7%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	363,230
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	206,712
Total Oklahoma		569,942
Florida - 1.5%
Mid-Bay Bridge Authority Revenue Bonds
5.00% due 10/01/40	250,000	262,951
Florida Housing Finance Corp. Revenue Bonds
5.13% due 01/01/56	250,000	250,036
Total Florida		512,987
West Virginia - 1.5%
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	300,851
5.50% due 06/01/50	200,000	207,581
Total West Virginia		508,432
Alabama - 1.5%
Alabama Housing Finance Authority Revenue Bonds
5.13% due 10/01/50	500,000	500,999
Illinois - 1.2%
Illinois Finance Authority Revenue Bonds
5.00% due 08/15/26	400,000	408,574
Arkansas - 1.0%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	332,261
Utah - 0.8%
Downtown Revitalization Public Infrastructure District Revenue Bonds
5.50% due 06/01/55	250,000	262,259
New Mexico - 0.8%
New Mexico Mortgage Finance Authority Revenue Bonds
4.95% due 09/01/38	245,000	251,871
City of Albuquerque New Mexico Gross Receipts Tax Revenue Bonds
5.00% due 07/01/25	10,000	9,900
Total New Mexico		261,771
Alaska - 0.8%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	260,163
Vermont - 0.6%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	196,829
Connecticut - 0.5%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	238,420	181,670

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
MUNICIPAL BONDS†† - 101.4% (continued)
Virginia - 0.4%
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	$500,000	$146,051
Iowa - 0.3%
PEFA, Inc. Revenue Bonds
5.00% (VRDN) due 09/01/26[5]	100,000	101,220
Kansas - 0.3%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	98,843
Louisiana - 0.0%
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,036
Total Municipal Bonds
(Cost $36,783,601)		34,344,184
Total Investments - 103.7%
(Cost $37,568,645)		$35,129,228
Other Assets & Liabilities, net - (3.7)%		(1,240,650)
Total Net Assets - 100.0%		$33,888,578

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.01%	Annually	06/23/55	$600,000	$(10,415)	$310	$(10,725)

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of June 30, 2025.
[2]	Zero coupon rate security.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $385,434 (cost $412,681), or 1.1% of total net assets.
[5]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at June 30, 2025.

BofA — Bank of America

CME — Chicago Mercantile Exchange

VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$785,044	$—	$—	$785,044
Municipal Bonds	—	34,344,184	—	34,344,184
Total Assets	$785,044	$34,344,184	$—	$35,129,228

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$10,725	$—	$10,725

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Alameda Corridor Transportation Authority Revenue Bonds, due 10/01/51	5.20%	10/01/37

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Xplore, Inc.*,††	80,273	$186,695
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	31	40,338
YAK BLOCKER 2 LLC*,†††	44,094	34,688
YAK BLOCKER 2 LLC*,†††	40,754	32,062
BP Holdco LLC*,†††,1	532	435
Vector Phoenix Holdings, LP*,†††	532	11
Total Industrial		107,534
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	9,315,080	931
Total Common Stocks
(Cost $398,140)		295,160

PREFERRED STOCKS† - 2.7%
Financial - 2.3%
Goldman Sachs Group, Inc.††
7.50%	32,500,000	34,220,128
6.85%	29,050,000	29,979,259
3.80%	25,830,000	25,425,050
6.13%	9,350,000	9,362,295
3.65%	2,450,000	2,398,496
Citigroup, Inc.††
6.75%	35,721,000	35,984,049
3.88%	31,175,000	30,745,806
6.95%	19,190,000	19,599,114
Wells Fargo & Co.††
3.90%	66,688,000	66,004,495
6.85%	12,840,000	13,492,400
7.63%	4,100,000	4,403,593
Charles Schwab Corp.††
4.00%	73,673,000	68,343,434
Bank of New York Mellon Corp.††
3.75%	65,200,000	63,678,302
JPMorgan Chase & Co.††
3.65%	37,412,000	36,804,638
6.50%	20,220,000	20,882,690
MetLife, Inc.††
3.85%	53,467,000	53,190,779
Bank of America Corp.††
4.38%	27,700,000	27,180,002
6.63%	20,560,000	21,293,026
State Street Corp.††
6.45%	18,790,000	19,117,021
6.70%	2,645,000	2,762,152
Kuvare US Holdings, Inc.††
7.00% due 02/17/51[3]	15,731,000	15,686,026
American National Group, Inc.
7.38%	590,500	15,394,335
CNO Financial Group, Inc.
5.13% due 11/25/60	710,775	12,246,653
Jackson Financial, Inc.
8.00%	472,000	11,951,040
Selective Insurance Group, Inc.
4.60%	541,225	9,016,809
Depository Trust & Clearing Corp.††
3.38%[3]	4,750,000	4,603,585
First Republic Bank
4.25%*	2,368,525	474
4.50%*	276,775	55
Total Financial		653,765,706
Communications - 0.2%
AT&T Mobility II LLC†††
6.80%*	47,000	48,348,430
Energy - 0.1%
Venture Global LNG, Inc.††
9.00%[3]	21,555,000	20,955,745
Government - 0.1%
CoBank ACB††
7.13%	8,250,000	8,429,206
4.25%	3,300,000	3,173,104
Utilities - 0.0%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85	334,800	8,366,652
Total Preferred Stocks
(Cost $818,318,529)		743,038,843

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	101,490	1,218
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,2	2,846,274	285
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,2	1,035,008	103
Total Warrants
(Cost $233,835)		1,606

RIGHT††† - 0.0%
Communications - 0.0%
Xplore, Inc.	6,119	1
Total Right
(Cost $–)		1

MUTUAL FUNDS† - 0.9%
Guggenheim Limited Duration Fund — Class R6[1]	5,526,759	136,124,081
Guggenheim Strategy Fund III[1]	2,218,548	55,397,136
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,126,348	31,419,796
Guggenheim Strategy Fund II1	1,156,728	28,779,401
Total Mutual Funds
(Cost $246,159,123)		251,720,414

MONEY MARKET FUNDS***,† - 1.8%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[4]	271,896,947	271,896,947

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MONEY MARKET FUNDS***,†1.8% (continued)
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.11%[4]	217,413,491	$217,413,491
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.09%[4]	17,586,586	17,586,586
Total Money Market Funds
(Cost $506,897,024)		506,897,024

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2%
Government Agency - 28.3%
Uniform MBS 30 Year
due 09/01/25[5]	1,159,414,408	1,135,612,790
due 08/01/25[5]	578,124,430	499,912,867
due 08/01/25[5]	583,107,030	483,577,657
due 09/01/25[5]	486,595,570	420,690,579
due 08/01/25[5]	398,662,592	390,665,420
due 09/01/25[5]	408,022,970	338,474,231
due 09/01/25[5]	268,140,000	281,162,219
due 09/01/25[5]	213,510,000	213,312,503
due 08/01/25[5]	192,250,000	152,125,118
Fannie Mae
5.50% due 04/01/55	220,237,628	221,390,060
5.00% due 05/01/53	207,222,817	203,976,636
6.00% due 09/01/54	181,994,807	186,371,843
3.00% due 05/01/52	205,862,926	178,441,756
5.50% due 09/01/54	157,875,431	158,661,878
5.50% due 02/01/55	137,117,086	138,139,386
5.50% due 06/01/55	110,405,590	110,426,357
5.00% due 04/01/53	104,699,045	103,089,722
5.00% due 08/01/53	73,907,891	72,754,691
5.50% due 03/01/55	27,580,311	27,739,715
5.50% due 05/01/55	25,387,965	25,455,562
5.00% due 06/01/53	25,843,599	25,433,042
due 12/25/43[6,15]	8,469,792	6,356,752
3.05% due 03/01/50	5,670,852	4,364,568
2.51% due 10/01/46	5,250,679	4,144,955
4.24% due 08/01/48	3,309,035	2,910,668
3.00% due 01/01/52	2,570,659	2,230,858
3.42% due 10/01/47	2,570,417	2,209,239
3.26% due 11/01/46	2,200,812	1,866,860
5.00% due 03/01/55	1,823,092	1,787,354
2.69% due 02/01/52	2,364,638	1,765,125
2.49% due 09/01/51	2,395,655	1,720,043
2.62% due 12/01/51	2,206,626	1,616,051
2.93% due 03/01/52	1,976,416	1,533,579
3.46% due 08/01/49	1,573,343	1,336,721
2.51% due 07/01/50	1,687,589	1,265,697
2.43% due 12/01/51	1,900,000	1,198,041
3.74% due 02/01/48	1,171,248	1,032,582
4.05% due 09/01/48	1,086,620	984,718
2.32% due 07/01/50	1,292,257	944,014
3.96% due 06/01/49	902,720	795,413
3.60% due 10/01/47	861,987	748,241
3.00% due 05/01/52	841,731	736,831
2.65% due 12/01/51	948,363	700,586
2.34% due 03/01/51	828,901	605,809
3.91% due 07/01/49	633,819	552,910
3.18% due 09/01/42	602,748	511,529
2.56% due 05/01/39	575,602	451,049
2.51% due 02/01/48	546,804	420,123
3.00% due 07/01/46	398,081	351,433
3.51% due 11/01/47	347,405	301,666
4.33% due 09/01/48	312,279	292,248
3.50% due 10/01/45	301,699	280,053
4.22% due 04/01/49	309,963	274,009
3.77% due 08/01/45	282,889	241,709
4.23% due 07/01/39	262,583	240,915
2.00% due 02/25/52	385,438	232,171
5.00% due 12/01/44	200,377	200,400
4.50% due 04/01/48	202,836	196,360
3.50% due 11/01/47	209,913	192,703
3.00% due 03/01/52	209,055	182,601
2.50% due 01/25/52	261,922	164,557
3.95% due 06/01/49	183,432	162,479
3.50% due 12/01/45	173,034	160,743
3.50% due 08/01/43	171,062	160,294
3.18% due 08/01/42	172,744	146,593
2.06% due 09/01/36	140,000	106,268
4.00% due 10/01/45	109,037	103,478
2.34% due 09/01/39	121,225	93,047
5.00% due 05/01/44	91,724	91,734
2.50% due 11/25/50	142,552	82,248
5.00% due 04/01/44	59,957	59,402
2.00% due 10/25/51	103,470	52,996
2.28% due 01/01/51	65,716	47,965
3.50% due 06/01/46	11,416	10,539
Freddie Mac
6.00% due 08/01/54	236,065,909	242,064,649
3.00% due 05/01/52	210,895,360	182,803,841
5.50% due 09/01/53	178,014,730	180,251,976
5.50% due 06/01/55	174,376,714	174,409,512
5.50% due 04/01/55	103,071,278	103,343,705
5.00% due 04/01/53	104,578,847	102,952,474
6.00% due 09/01/54	95,779,606	98,068,374
5.50% due 09/01/54	96,916,959	97,639,505
5.00% due 03/01/53	62,581,478	61,488,307
5.50% due 05/01/55	42,793,121	42,854,122
5.50% due 06/01/53	40,845,301	41,081,815
5.50% due 07/25/53	29,967,587	30,124,719
5.25% due 04/25/53	18,338,249	18,312,132
5.50% due 02/01/53	11,389,515	11,462,009
5.00% due 08/01/53	7,939,462	7,852,416
3.50% due 03/01/53	1,927,759	1,736,445
2.50% due 03/25/52	2,282,301	1,426,910
1.96% due 05/01/50	1,478,383	1,022,647
5.00% due 09/01/52	873,542	866,950
3.00% due 08/01/46	425,929	378,867
4.50% due 06/01/48	170,087	165,583
3.50% due 12/01/45	159,187	147,670
4.00% due 11/01/45	140,514	133,430
2.00% due 10/25/51	258,676	131,151
4.00% due 08/01/45	126,342	120,025
4.00% due 09/01/45	118,400	112,468
2.50% due 02/25/52	141,580	83,090
2.00% due 09/25/51	171,659	82,078

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Government Agency - 28.3% (continued)
4.00% due 05/25/52	81,000	$64,820
Uniform MBS 15 Year
due 09/01/25[5]	541,660,000	545,204,623
Ginnie Mae
due 09/01/25[5]	269,350,000	269,400,099
due 09/01/25[5]	243,328,901	238,880,849
6.00% due 06/20/47	7,051,788	7,074,867
Government National Mortgage Association
due 01/20/55[5]	42,799,473	42,531,331
Fannie Mae-Aces
1.60% (WAC) due 03/25/35◊,7	197,153,414	16,190,475
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	9,718,587	7,785,488
2.00% due 05/25/60	7,968,674	6,312,805
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	9,321,493	7,473,943
Total Government Agency		7,958,669,129
Residential Mortgage-Backed Securities - 11.0%
OBX Trust
2024-NQM5, 6.39% due 01/25/64[3,8]	15,432,795	15,551,836
2025-NQM10, 5.45% due 05/25/65[3,8]	15,409,633	15,477,688
2024-NQM6, 6.85% due 02/25/64[3,8]	13,375,729	13,561,865
2024-NQM5, 5.99% due 01/25/64[3,8]	12,489,956	12,572,175
2024-NQM4, 6.07% due 01/25/64[3,8]	12,048,775	12,131,261
2025-NQM2, 5.95% due 11/25/64[3,8]	11,126,866	11,190,128
2024-NQM7, 6.24% due 03/25/64[3,8]	10,284,666	10,389,774
2024-NQM6, 6.45% due 02/25/64[3,8]	10,217,621	10,346,960
2024-NQM9, 6.44% due 01/25/64[3,8]	10,008,597	10,107,283
2025-HE1, 5.91% (30 Day Average SOFR + 1.60%, Rate Floor: 1.60%) due 02/25/55◊,3	10,080,591	10,104,520
2024-NQM1, 5.85% due 12/25/64[3,8]	10,062,704	10,099,090
2022-NQM9, 6.45% due 09/25/62[3,8]	8,712,884	8,709,562
2024-NQM8, 6.59% due 05/25/64[3,8]	8,356,477	8,451,859
2025-NQM3, 5.85% due 12/01/64[3,8]	8,132,832	8,177,550
2024-NQM6, 6.70% due 02/25/64[3,8]	7,987,013	8,092,767
2024-NQM16, 5.89% due 10/25/64[3,8]	8,025,963	8,043,745
2024-NQM5, 6.29% due 01/25/64[3,8]	7,699,288	7,758,215
2024-NQM17, 6.02% due 11/25/64[3,8]	7,487,528	7,526,526
2024-NQM7, 6.60% due 03/25/64[3,8]	7,443,797	7,524,306
2024-NQM8, 6.23% due 05/25/64[3,8]	7,336,844	7,416,332
2024-NQM11, 6.23% due 06/25/64[3,8]	7,179,831	7,224,699
2024-NQM18, 5.87% due 10/25/64[3,8]	7,010,239	7,037,048
2024-NQM10, 6.33% due 05/25/64[3,8]	6,720,137	6,775,303
2025-NQM3, 5.95% due 12/01/64[3,8]	6,697,626	6,727,368
2024-NQM4, 6.32% due 01/25/64[3,8]	6,565,545	6,608,077
2024-NQM15, 5.72% due 10/25/64[3,8]	6,468,175	6,474,909
2025-NQM10, 5.71% due 05/25/65[3,8]	6,412,396	6,440,524
2024-NQM8, 6.44% due 05/25/64[3,8]	6,245,723	6,313,353
2024-NQM11, 6.13% due 06/25/64[3,8]	5,501,935	5,534,873
2024-NQM7, 6.45% due 03/25/64[3,8]	5,178,293	5,229,600
2025-NQM2, 5.75% due 11/25/64[3,8]	5,000,776	5,023,989
2024-NQM3, 6.13% due 12/25/63[3,8]	4,931,637	4,970,309
2024-NQM11, 5.88% due 06/25/64[3,8]	4,682,498	4,707,650
2023-NQM2, 6.32% due 01/25/62[3,8]	4,608,860	4,613,702
2024-NQM13, 5.37% due 06/25/64[3,8]	4,610,552	4,595,352
2023-NQM9, 7.66% due 10/25/63[3,8]	4,225,757	4,299,187
2024-NQM3, 6.33% due 12/25/63[3,8]	4,087,179	4,118,405
2024-NQM16, 5.73% due 10/25/64[3,8]	4,019,705	4,025,685
2025-NQM10, 5.61% due 05/25/65[3,8]	3,922,994	3,940,263
2024-NQM1, 5.70% due 12/25/64[3,8]	3,492,080	3,502,071
2024-NQM17, 5.86% due 11/25/64[3,8]	3,287,207	3,298,480
2022-NQM8, 6.10% due 09/25/62[3,8]	3,061,163	3,051,953
2024-NQM4, 6.22% due 01/25/64[3,8]	3,030,252	3,049,891

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Residential Mortgage-Backed Securities - 11.0% (continued)
2024-NQM2, 6.18% due 12/25/63[3,8]	2,848,852	$2,861,922
2024-NQM9, 6.28% due 01/25/64[3,8]	2,802,438	2,830,242
2023-NQM2, 6.72% due 01/25/62[3,8]	2,681,163	2,687,090
2024-NQM12, 5.83% due 07/25/64[3,8]	2,585,380	2,587,434
2024-NQM3, 6.43% due 12/25/63[3,8]	1,283,577	1,292,588
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,3	34,652,589	35,378,342
2024-HE5, 5.44% (WAC) due 10/25/54◊,3	30,567,610	30,734,665
2024-HE6, 5.72% (WAC) due 12/25/54◊,3	28,127,904	28,391,207
2025-HE1, 5.83% (WAC) due 01/25/55◊,3	19,623,376	19,837,465
2024-HE4, 5.06% (WAC) due 09/25/54◊,3	18,162,820	18,161,757
2024-HE1, 6.17% (WAC) due 03/25/54◊,3	13,098,240	13,342,918
2024-HE3, 5.94% (WAC) due 07/25/54◊,3	10,448,404	10,591,561
2025-PF1, 5.76% (WAC) due 06/25/55◊,3	9,554,844	9,653,059
2024-HE5, 5.59% (WAC) due 10/25/54◊,3	7,737,765	7,780,443
2025-HE1, 5.93% (WAC) due 01/25/55◊,3	6,496,014	6,556,604
2024-HE3, 6.13% (WAC) due 07/25/54◊,3	4,340,106	4,407,412
2024-HE6, 5.87% (WAC) due 12/25/54◊,3	3,062,816	3,091,314
2024-HE3, 6.23% (WAC) due 07/25/54◊,3	2,250,426	2,283,155
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,3	84,079,239	78,187,849
2021-13, 2.50% (WAC) due 04/25/52◊,3	37,300,641	34,716,885
2025-1, 6.00% (WAC) due 06/25/55◊,3	15,655,647	15,815,263
2024-NQM1, 5.85% due 02/25/64[3,8]	7,094,291	7,132,246
2024-NQM1, 5.95% due 02/25/64[3,8]	6,750,326	6,786,311
2024-NQM1, 5.59% due 02/25/64[3,8]	5,804,420	5,835,607
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,3	30,989,065	30,383,913
2025-NQM2, 6.01% due 04/25/70[3,8]	22,090,344	22,218,803
2022-NQM5, 5.71% due 08/25/67[3,8]	19,127,931	19,058,676
2023-NQM3, 6.89% due 08/25/68[3,8]	13,990,036	14,148,728
2025-NQM3, 5.55% due 05/25/70[3]	13,500,000	13,552,718
2025-NQM3, 5.75% due 05/25/70[3,8]	11,967,000	12,034,932
2024-NQM2, 6.44% due 06/25/59[3,8]	9,390,224	9,474,340
2023-NQM3, 7.34% due 08/25/68[3,8]	3,558,080	3,604,604
2024-NQM2, 6.09% due 06/25/59[3,8]	2,735,674	2,757,693
2023-NQM2, 6.24% due 11/25/67[3,8]	2,271,683	2,267,260
2024-NQM2, 6.54% due 06/25/59[3,8]	2,079,115	2,098,262
2022-NQM4, 5.73% due 08/25/67[3,8]	1,770,905	1,768,641
Verus Securitization Trust
2025-2, 5.51% due 03/25/70[3,8]	17,227,877	17,227,827
2024-9, 5.69% due 11/25/69[3,8]	14,935,573	14,959,779
2024-9, 5.89% due 11/25/69[3,8]	14,100,114	14,143,967
2023-7, 7.42% due 10/25/68[3,8]	13,123,891	13,326,407
2022-8, 6.13% due 09/25/67[3,8]	12,387,985	12,362,598
2025-1, 5.98% due 01/25/70[3,8]	12,260,133	12,324,820
2024-5, 6.65% due 06/25/69[3,8]	11,905,493	12,055,154
2025-1, 5.77% due 01/25/70[3,8]	9,967,773	10,005,344
2025-5, 5.58% due 06/25/70[3,8]	5,275,000	5,279,236
2025-5, 5.68% due 06/25/70[3,8]	5,100,000	5,117,368
2025-2, 5.31% due 03/25/70[3,8]	4,812,256	4,812,440
2025-5, 5.43% due 06/25/70[3,8]	2,650,000	2,658,830
2024-1, 6.12% due 01/25/69[3,8]	2,563,515	2,570,969
2023-2, 6.85% due 03/25/68[3,8]	2,512,843	2,520,152
2024-5, 6.45% due 06/25/69[3,8]	2,011,063	2,032,684
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[3,8]	41,251,306	41,438,459
2024-CES2, 5.25% due 10/25/54[3,8]	37,299,528	37,064,929
2024-CES3, 5.68% due 01/25/55[3,8]	31,344,346	31,380,354

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Residential Mortgage-Backed Securities - 11.0% (continued)
2024-CES1, 6.68% due 05/25/54[3,8]	8,679,745	$8,789,266
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[3,8]	24,153,044	24,348,876
2023-1, 4.75% due 09/26/67[3,8]	19,022,658	18,811,326
2023-2, 4.65% due 10/25/67[3,8]	18,686,697	18,483,042
2024-2, 5.99% due 01/25/69[3,8]	15,596,223	15,665,496
2024-2, 6.19% due 01/25/69[3,8]	7,642,149	7,669,806
2024-4, 6.50% due 01/25/69[3,8]	7,440,164	7,494,682
2024-2, 6.25% due 01/25/69[3,8]	7,048,713	7,070,882
2024-3, 4.80% due 11/26/68[3,8]	6,993,963	6,940,223
2024-12, 6.01% due 10/25/69[3,8]	3,746,557	3,763,823
2024-4, 6.40% due 01/25/69[3,8]	3,665,105	3,694,526
CSMC Trust
2021-RPL4, 4.12% (WAC) due 12/27/60◊,3	53,192,680	52,978,282
2021-RPL7, 4.19% (WAC) due 07/27/61◊,3	44,036,773	43,646,127
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[3,8]	26,362,022	26,168,147
2024-NQM3, 6.19% due 03/25/64[3,8]	10,214,753	10,312,521
2025-NQM2, 5.93% due 11/25/64[3,8]	10,178,830	10,219,054
2025-NQM1, 5.81% due 12/25/64[3,8]	8,991,154	9,046,956
2021-HE1, 5.81% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,3	7,500,000	7,504,819
2025-NQM1, 5.91% due 12/25/64[3,8]	6,491,277	6,525,522
2024-NQM1, 6.40% due 12/01/63[3,8]	5,152,051	5,181,923
2024-NQM3, 6.50% due 03/25/64[3,8]	4,717,375	4,753,438
2023-NQM6, 7.06% due 09/25/63[3,8]	4,600,352	4,641,936
2023-NQM5, 7.01% due 06/25/63[3,8]	2,921,646	2,943,731
2024-NQM3, 6.39% due 03/25/64[3,8]	1,730,177	1,744,743
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due 11/25/69◊,3	20,462,989	20,520,832
2025-H1, 5.89% due 02/25/70[3,8]	17,421,364	17,510,427
2025-H1, 5.99% due 02/25/70[3,8]	12,763,943	12,824,744
2025-H2, 5.36% (WAC) due 03/25/70◊,3	9,814,098	9,814,589
2024-H7, 5.82% due 11/25/69[3,8]	9,608,708	9,654,759
2024-H7, 5.97% due 11/25/69[3,8]	6,094,412	6,123,179
2025-H2, 5.66% due 03/25/70[3,8]	5,532,457	5,533,765
2024-H5, 6.16% due 08/26/69[3,8]	5,065,301	5,094,152
Legacy Mortgage Asset Trust
2021-GS2, 5.75% due 04/25/61[3]	29,954,261	29,947,302
2021-GS3, 5.75% due 07/25/61[3]	28,991,893	28,899,635
2021-GS5, 5.25% due 07/25/67[3,8]	18,903,501	18,867,601
2021-GS4, 4.65% due 11/25/60[3,8]	4,106,419	4,105,679
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[3,8]	28,574,416	28,993,383
2025-3, 5.56% due 03/25/70[3,8]	11,634,886	11,635,265
2024-2, 6.13% due 04/25/69[3,8]	9,365,569	9,437,605
2023-3, 7.58% due 09/25/68[3,8]	6,432,009	6,525,002
2021-2, 2.38% (WAC) due 08/25/66◊,3	7,108,000	4,997,950
2025-3, 5.35% due 03/25/70[3,8]	4,819,355	4,828,493
2023-4, 7.62% due 10/25/68[3,8]	3,981,976	4,046,620
2024-2, 6.33% due 04/25/69[3,8]	3,858,474	3,885,420
2024-2, 6.43% due 04/25/69[3,8]	3,577,858	3,599,984
2024-1, 6.14% due 02/25/69[3,8]	3,004,074	3,012,485
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 4.58% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 10/25/36◊	23,530,776	12,110,071

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Residential Mortgage-Backed Securities - 11.0% (continued)
2007-HE5, 4.77% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/37◊	25,025,994	$10,581,813
2007-HE2, 4.64% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 01/25/37◊	21,115,926	9,655,213
2006-HE6, 4.91% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 09/25/36◊	22,161,102	7,549,224
2006-HE5, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/36◊	12,197,020	6,039,252
2007-HE3, 4.54% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 12/25/36◊	9,978,994	4,940,889
2007-HE2, 4.56% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 01/25/37◊	9,304,486	4,253,586
2006-HE4, 4.91% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	7,465,498	3,705,020
2006-HE5, 4.93% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 08/25/36◊	7,308,363	3,618,691
2007-HE2, 4.52% (1 Month Term SOFR + 0.20%, Rate Floor: 0.09%) due 01/25/37◊	7,806,286	3,568,552
2006-HE4, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	4,775,071	2,357,873
2007-NC3, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/37◊	2,907,213	2,229,726
2007-HE6, 4.49% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	2,072,980	1,865,284
2007-HE3, 4.56% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊,3	1,835,882	1,136,016
2006-HE6, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 09/25/36◊	2,809,154	957,166
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[3,8]	49,855,934	45,468,612
2024-RS2, 3.00% due 08/01/69[3,8]	28,514,021	26,432,498
Towd Point Mortgage Trust
2024-4, 4.45% (WAC) due 10/27/64◊,3	34,812,586	34,886,706
2025-1, 4.75% (WAC) due 06/25/65◊,3	32,200,000	32,075,457
2023-CES1, 6.75% (WAC) due 07/25/63◊,3	3,909,986	3,940,808
PRPM LLC
2024-RPL2, 3.50% due 05/25/54[3]	21,985,196	21,230,866
2024-6, 5.70% due 11/25/29[3,8]	13,357,831	13,389,065
2024-4, 6.41% due 08/25/29[3,8]	12,554,989	12,586,491
2025-RCF3, due 07/25/55◊,3,5	10,000,000	9,992,194
2024-5, 5.69% due 09/25/29[3,8]	6,836,895	6,841,306
2023-RCF1, 4.00% due 06/25/53[3,8]	3,491,656	3,425,912
New Residential Mortgage Loan Trust
2024-NQM2, 5.37% due 09/25/64[3]	21,986,294	21,954,297
2024-NQM2, 5.42% due 09/25/64[3]	15,870,633	15,841,221
2025-NQM3, 5.73% due 05/25/65[3]	9,030,722	9,084,431
2025-NQM3, 5.53% due 05/25/65[3]	8,674,807	8,726,465
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3]	54,967,529	54,715,256
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[3,8]	26,264,613	26,494,397
2025-CES1, 5.65% due 01/25/45[3,8]	15,330,953	15,422,033
2024-CES4, 6.30% due 06/25/44[3,8]	5,460,296	5,507,767
2023-CES1, 6.52% (WAC) due 06/25/43◊,3	3,302,109	3,319,978
2023-CES2, 6.81% (WAC) due 09/25/43◊,3	3,046,822	3,078,594
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,3	17,264,299	17,498,583
2025-6, 5.50% (WAC) due 07/25/55◊,3	13,150,000	13,217,150
2024-5, 6.00% (WAC) due 06/25/54◊,3	12,289,705	12,355,115

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Residential Mortgage-Backed Securities - 11.0% (continued)
2025-5, 5.50% (WAC) due 06/25/55◊,3	7,795,477	$7,831,332
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,3	52,598,966	48,590,246
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[3]	48,540,616	48,551,169
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.69% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	55,511,025	34,638,375
2006-WMC4, 4.67% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊	11,749,169	6,079,909
2006-WMC3, 4.91% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	1,646,807	1,232,086
HOMES 2025-AFC2 Trust
2025-AFC2, 5.47% due 06/25/60[3,8]	33,000,000	33,055,523
2025-AFC2, 5.57% due 06/25/60[3,8]	7,350,000	7,360,920
CIM TRUST
2025-R1, 5.00% due 02/25/99[3,8]	39,415,275	38,966,421
Home Equity Loan Trust
2007-FRE1, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	38,668,380	37,207,105
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,3	19,398,529	19,415,509
2025-NQM1, 5.86% due 01/25/70[3,8]	8,603,548	8,641,949
2024-AFC2, 5.98% due 10/25/59[3,8]	5,175,942	5,192,998
2025-NQM1, 5.96% due 01/25/70[3,8]	3,469,453	3,481,191
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[3,8]	14,500,796	14,488,838
2007-AMC1, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 12/25/36◊,3	19,166,142	10,441,482
2006-WF1, 4.92% due 03/25/36	12,596,116	6,087,728
2007-AMC3, 4.61% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	5,253,235	4,533,079
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM3, 5.86% (WAC) due 05/25/70◊,3	10,606,034	10,655,467
2025-NQM3, 5.76% due 05/25/70[3,8]	10,112,730	10,160,082
2024-NQM3, 5.35% due 07/25/69[3,8]	7,657,905	7,629,123
2024-NQM3, 5.04% (WAC) due 07/25/69◊,3	7,142,072	7,105,140
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,3	34,797,594	34,908,557
GSAMP Trust
2007-NC1, 4.69% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	23,018,847	12,146,774
2006-HE8, 4.89% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	10,107,000	8,674,515
2006-NC2, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	10,813,233	6,062,638
2007-NC1, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 12/25/46◊	6,584,746	3,231,543
Top Pressure Recovery Turbines
2024-AE, 7.51% due 11/01/69	28,287,761	28,344,336
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[3,8]	28,050,000	27,971,244
Alternative Loan Trust
2007-OA4, 4.77% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 05/25/47◊	12,454,160	11,159,833
2007-OH3, 5.01% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	5,407,503	4,968,960
2006-43CB, 6.00% (1 Month Term SOFR + 0.61%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	5,746,592	2,933,159

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Residential Mortgage-Backed Securities - 11.0% (continued)
2007-OA7, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	2,008,123	$1,845,385
2007-OH3, 4.87% (1 Month Term SOFR + 0.55%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	537,525	515,470
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	10,869,521	10,340,737
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	10,684,821	10,105,753
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	20,000,000	19,738,480
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	116,818,981	18,156,275
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 5.05% (1 Month Term SOFR + 0.73%, Rate Floor: 0.62%) due 12/25/35◊	12,083,285	11,437,106
2007-ASP1, 4.83% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 03/25/37◊	7,779,426	3,118,284
2007-WM2, 4.85% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 02/25/37◊	5,830,674	2,455,989
Soundview Home Loan Trust
2006-OPT5, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	17,383,170	16,885,105
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,3	16,264,773	16,771,257
NovaStar Mortgage Funding Trust Series
2007-2, 4.63% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	14,763,812	14,511,317
2007-1, 4.69% (1 Month Term SOFR + 0.37%, Rate Cap/Floor: 11.00%/0.26%) due 03/25/37◊	2,433,810	1,576,056
Securitized Asset-Backed Receivables LLC Trust
2006-WM4, 4.59% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 11/25/36◊	28,800,342	7,925,892
2007-BR2, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,3	7,981,239	6,870,611
2006-HE2, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	3,065,773	1,195,232
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.23% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	7,343,079	6,164,608
2006-AR10, 4.77% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	6,420,138	5,269,418
2006-AR9, 5.24% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,348,640	2,803,194
2006-7, 3.93% due 09/25/36	4,999,320	1,307,751
2006-8, 4.11% due 10/25/36	320,108	105,199
IXIS Real Estate Capital Trust
2007-HE1, 4.54% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 05/25/37◊	30,841,064	6,320,173
2006-HE1, 5.03% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	10,463,698	5,426,055
2007-HE1, 4.66% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	5,853,193	1,199,388

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Residential Mortgage-Backed Securities - 11.0% (continued)
2007-HE1, 4.59% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	5,497,216	$1,126,499
2007-HE1, 4.49% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	4,573,430	937,230
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.78% (WAC) due 02/25/61◊,3	14,745,485	14,602,831
Finance of America HECM Buyout
2024-HB1, 5.00% (WAC) due 10/01/34◊,3	14,650,000	14,552,251
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.41%) due 01/25/37◊	30,997,464	13,980,145
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.06% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	12,168,985	11,795,590
2006-BC4, 4.77% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	1,126,543	1,099,124
2006-BC6, 4.60% (1 Month Term SOFR + 0.28%, Rate Floor: 0.17%) due 01/25/37◊	11,529	11,496
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,3	7,405,314	7,056,837
2020-1, 2.41% (WAC) due 02/25/50◊,3	5,696,396	5,432,723
American Home Mortgage Assets Trust
2007-5, 4.81% (1 Month Term SOFR + 0.49%, Rate Cap/Floor: 99.00%/0.19%) due 06/25/47◊	7,807,406	7,325,339
2006-4, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 10/25/46◊	6,281,211	3,159,652
2006-6, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 12/25/46◊	1,771,267	1,510,495
ACHM Trust
2025-HE1, 5.92% (WAC) due 03/25/55◊,3	11,791,952	11,913,521
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 4.95% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	29,999,840	8,387,301
2006-HE6, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/37◊	7,134,997	3,422,595
Ellington Financial Mortgage Trust
2024-CES1, 5.52% due 01/26/60[3,8]	11,717,429	11,785,753
LSTAR Securities Investment Ltd.
2024-1, 7.41% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,3	11,250,842	11,268,355
Anchor Mortgage Trust
2025-RTL1, 5.72% due 05/25/40†††,3	11,050,000	11,088,247
RALI Series Trust
2007-QO4, 4.81% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 05/25/47◊	3,510,794	3,213,579
2006-QO2, 4.87% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	16,536,210	2,787,259
2007-QO2, 4.58% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	7,273,310	2,202,640
2006-QO6, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	4,715,292	1,009,830
2006-QO2, 4.97% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,362,610	917,225
2007-QO3, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 03/25/47◊	728,143	654,023

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Residential Mortgage-Backed Securities - 11.0% (continued)
2006-QO2, 5.11% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	1,105,132	$189,494
Ameriquest Mortgage Securities Trust
2006-M3, 4.59% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	25,629,229	7,461,707
2006-M3, 4.53% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	10,765,998	3,134,426
ABFC Trust
2007-WMC1, 5.68% (1 Month Term SOFR + 1.36%, Rate Floor: 1.25%) due 06/25/37◊	13,498,105	9,587,900
Master Asset-Backed Securities Trust
2006-WMC4, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	10,164,764	3,288,341
2006-NC2, 4.91% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	7,084,630	2,575,509
2006-WMC3, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	5,454,329	1,835,825
2007-WMC1, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 01/25/37◊	5,609,611	1,570,562
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	5,503,540	5,245,434
2006-12, 4.81% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	3,962,043	3,471,756
Fremont Home Loan Trust
2006-E, 4.55% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 01/25/37◊	10,873,050	4,924,654
2006-D, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 11/25/36◊	9,733,087	3,382,347
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 4.89% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	18,238,646	5,454,001
2007-A1, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/37◊	6,916,399	2,068,447
First Franklin Mortgage Loan Trust
2006-FF16, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 12/25/36◊	18,585,291	7,475,761
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[3,8]	7,257,474	7,008,682
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 5.19% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 02/25/36◊	8,655,992	6,976,394
First NLC Trust
2005-4, 5.21% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	4,921,822	4,840,957
2005-1, 1.66% (1 Month Term SOFR + 0.57%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	1,849,353	1,644,964
Long Beach Mortgage Loan Trust
2006-8, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	13,849,318	3,660,858
2006-6, 4.93% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	4,355,905	1,717,407
2006-8, 4.61% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	3,696,124	972,283

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Residential Mortgage-Backed Securities - 11.0% (continued)
Option One Mortgage Loan Trust
2007-5, 4.65% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 05/25/37◊	6,265,058	$3,752,343
2007-2, 4.68% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	4,557,676	2,236,473
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	5,752,365	5,702,334
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 3.92% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	5,582,479	5,464,866
Lehman XS Trust Series
2007-2N, 4.61% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 02/25/37◊	4,121,351	3,800,989
2007-15N, 4.93% (1 Month Term SOFR + 0.61%, Rate Floor: 0.00%) due 08/25/37◊	974,872	957,061
2006-10N, 4.85% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	244,078	234,127
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 11/25/36◊	15,648,097	4,989,070
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 4.60% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	4,280,263	3,199,377
2007-HE4, 4.68% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	3,063,256	1,767,237
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,3	4,884,784	4,825,724
CWABS Asset-Backed Certificates Trust
2006-12, 4.69% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	5,207,753	4,766,167
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 4.69% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	8,930,020	3,056,766
2007-OA2, 5.17% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	1,869,161	1,677,967
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 5.21% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	3,810,363	3,191,063
2006-AR13, 5.28% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,205,076	1,035,098
2006-AR11, 5.32% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	539,031	477,500
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.38% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	4,027,268	3,884,223
GSAA Home Equity Trust
2006-5, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 03/25/36◊	11,738,752	3,752,473
2007-7, 4.97% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	68,883	66,041
Impac Secured Assets CMN Owner Trust
2005-2, 4.93% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 03/25/36◊	3,533,630	3,366,126

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Residential Mortgage-Backed Securities - 11.0% (continued)
GSAA Trust
2007-3, 4.77% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/47◊	10,262,493	$2,718,975
ASG Resecuritization Trust
2010-3, 4.62% (1 Month Term SOFR + 0.40%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,3	1,749,832	1,668,289
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 4.75% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	5,054,422	1,390,875
C-BASS Mortgage Loan Trust
2007-CB2, 3.52% due 02/25/37	2,353,761	1,375,684
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.01% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	1,255,282	1,217,957
Alliance Bancorp Trust
2007-OA1, 4.91% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	446,048	397,310
Countrywide Asset-Backed Certificates
2005-15, 3.39% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 03/25/36◊	393,056	387,605
Impac Secured Assets Trust
2006-2, 4.77% (1 Month Term SOFR + 0.45%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	374,305	347,252
Structured Asset Investment Loan Trust
2004-BNC2, 5.63% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 12/25/34◊	146,140	145,240
2006-3, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	98,202	96,340
Nomura Resecuritization Trust
2015-4R, 6.24% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,3	235,873	229,574
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,3	138,508	136,810
Morgan Stanley Re-REMIC Trust
2010-R5, 4.74% due 06/26/36[3]	80,985	78,233
GreenPoint Mortgage Funding Trust
2006-AR1, 5.01% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.50%/0.58%) due 02/25/36◊	81,441	71,708
Total Residential Mortgage-Backed Securities		3,092,686,047
Commercial Mortgage-Backed Securities - 1.3%
BX Commercial Mortgage Trust
2021-VOLT, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	58,178,129	57,905,419
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,3	50,379,063	50,142,911
2024-AIRC, 6.00% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,3	15,385,904	15,443,602
2024-AIRC, 6.45% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,3	11,066,203	11,086,952
2024-AIR2, 5.80% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 10/15/41◊,3	9,591,801	9,609,747

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Commercial Mortgage-Backed Securities - 1.3% (continued)
2022-LP2, 6.27% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,3	4,410,000	$4,398,975
2024-AIR2, 6.10% (1 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 10/15/41◊,3	3,644,885	3,651,704
BX Trust
2024-VLT4, 6.45% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,3	20,650,000	20,605,772
2024-VLT4, 6.25% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,3	17,150,000	17,139,281
SMRT
2022-MINI, 6.26% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	32,500,000	32,053,125
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.52% (1 Month Term SOFR + 2.20%, Rate Floor: 1.84%) due 06/15/38◊,3	14,350,000	13,024,778
2016-JP3, 3.42% (WAC) due 08/15/49◊	10,290,000	9,255,827
2021-NYAH, 6.87% (1 Month Term SOFR + 2.55%, Rate Floor: 2.19%) due 06/15/38◊,3	8,000,000	7,035,600
2016-JP3, 1.31% (WAC) due 08/15/49◊,7	48,846,647	452,388
VDCM Commercial Mortgage Trust 2025-AZ
2025-AZ, due 07/13/44◊,3,5	18,650,000	18,953,073
Life Mortgage Trust
2021-BMR, 6.78% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,3	13,650,000	13,478,388
2021-BMR, 6.18% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 03/15/38◊,3	3,675,000	3,638,250
Extended Stay America Trust
2021-ESH, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,3	10,721,597	10,734,999
2021-ESH, 6.13% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,3	5,532,344	5,535,802
Citigroup Commercial Mortgage Trust
2019-GC43, 0.60% (WAC) due 11/10/52◊,7	203,296,194	4,599,170
2019-GC41, 1.03% (WAC) due 08/10/56◊,7	95,991,918	3,010,643
2015-GC35, 4.35% (WAC) due 11/10/48◊	810,679	730,892
2016-P4, 1.89% (WAC) due 07/10/49◊,7	27,669,719	290,081
2016-C2, 1.65% (WAC) due 08/10/49◊,7	29,530,632	279,596
2016-P5, 1.37% (WAC) due 10/10/49◊,7	24,111,153	221,389
2016-C3, 0.91% (WAC) due 11/15/49◊,7	8,813,270	71,880
2016-GC37, 1.64% (WAC) due 04/10/49◊,7	18,273,835	64,545
2015-GC35, 0.84% (WAC) due 11/10/48◊,7	25,959,927	60,025
DBGS Mortgage Trust
2018-C1, 4.64% (WAC) due 10/15/51◊	7,588,000	7,142,281
BENCHMARK Mortgage Trust
2020-IG3, 3.13% (WAC) due 09/15/48◊,3	5,232,000	3,021,556
2019-B14, 0.88% (WAC) due 12/15/62◊,7	99,475,699	2,108,049
2018-B2, 0.45% (WAC) due 02/15/51◊,7	89,466,183	799,389
2018-B6, 4.59% (WAC) due 10/10/51◊	750,000	700,163
2018-B6, 0.39% (WAC) due 10/10/51◊,7	57,855,780	490,559
GS Mortgage Securities Trust
2020-GC45, 0.61% (WAC) due 02/13/53◊,7	143,128,290	3,236,302

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Commercial Mortgage-Backed Securities - 1.3% (continued)
2019-GC42, 0.81% (WAC) due 09/10/52◊,7	64,204,545	$1,745,478
2017-GS6, 1.00% (WAC) due 05/10/50◊,7	39,744,552	628,151
2017-GS6, 3.87% due 05/10/50	521,000	463,351
BMP Trust
2024-MF23, 5.95% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,3	4,900,000	4,906,125
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,456,744
2017-C7, 0.83% (WAC) due 10/15/50◊,7	110,840,057	1,572,133
2016-C4, 0.70% (WAC) due 12/15/49◊,7	70,736,647	457,822
2016-C2, 1.47% (WAC) due 06/15/49◊,7	22,263,126	131,103
2017-C5, 0.86% (WAC) due 03/15/50◊,7	7,130,517	60,409
GS Mortgage Securities Corporation Trust
2020-DUNE, 5.93% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,3	3,463,607	3,438,660
2020-DUNE, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,3	923,628	899,252
BANK
2020-BN25, 0.44% (WAC) due 01/15/63◊,7	140,000,000	2,645,762
2017-BNK6, 0.92% (WAC) due 07/15/60◊,7	33,060,906	401,518
2017-BNK4, 1.33% (WAC) due 05/15/50◊,7	10,310,290	193,803
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.91% (WAC) due 07/15/50◊,7	61,226,510	788,138
2017-RB1, 1.19% (WAC) due 03/15/50◊,7	32,069,483	523,499
2017-C42, 0.98% (WAC) due 12/15/50◊,7	30,750,269	521,248
2016-BNK1, 1.70% (WAC) due 08/15/49◊,7	33,052,713	429,632
2017-RC1, 1.37% (WAC) due 01/15/60◊,7	15,702,102	274,591
2016-C35, 1.85% (WAC) due 07/15/48◊,7	19,792,440	210,516
2016-C37, 0.77% (WAC) due 12/15/49◊,7	9,815,450	71,966
2016-NXS5, 1.34% (WAC) due 01/15/59◊,7	17,114,444	51,350
2015-P2, 1.05% (WAC) due 12/15/48◊,7	16,407,667	22,935
2015-NXS4, 0.99% (WAC) due 12/15/48◊,7	32,901,654	6,669
2015-C30, 0.87% (WAC) due 09/15/58◊,7	5,600,591	96
CSAIL Commercial Mortgage Trust
2019-C15, 0.99% (WAC) due 03/15/52◊,7	84,635,570	2,413,849
2016-C6, 1.85% (WAC) due 01/15/49◊,7	4,575,247	21,620
2015-C1, 0.17% (WAC) due 04/15/50◊,7	3,203,370	4
COMM Mortgage Trust
2018-COR3, 0.44% (WAC) due 05/10/51◊,7	194,835,930	2,065,670
2015-CR26, 0.99% (WAC) due 10/10/48◊,7	45,388,626	1,021
2015-CR27, 1.00% (WAC) due 10/10/48◊,7	17,800,906	385
2015-CR24, 0.71% (WAC) due 08/10/48◊,7	17,198,088	248
UBS Commercial Mortgage Trust
2017-C5, 1.13% (WAC) due 11/15/50◊,7	36,126,861	612,242
2017-C2, 1.06% (WAC) due 08/15/50◊,7	36,442,528	602,792
BBCMS Mortgage Trust
2018-C2, 0.75% (WAC) due 12/15/51◊,7	55,775,189	1,124,366
CD Mortgage Trust
2017-CD6, 0.89% (WAC) due 11/13/50◊,7	35,400,821	523,861
2016-CD1, 1.34% (WAC) due 08/10/49◊,7	27,681,382	162,368
2016-CD2, 0.55% (WAC) due 11/10/49◊,7	29,035,406	104,112
CD Commercial Mortgage Trust
2017-CD4, 1.22% (WAC) due 05/10/50◊,7	24,499,835	388,016
2017-CD3, 0.93% (WAC) due 02/10/50◊,7	28,777,768	320,337
CGMS Commercial Mortgage Trust
2017-B1, 0.72% (WAC) due 08/15/50◊,7	56,624,222	665,703
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.01% (WAC) due 07/15/50◊,7	45,962,143	565,068

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 41.2% (continued)
Commercial Mortgage-Backed Securities - 1.3% (continued)
Morgan Stanley Capital I Trust
2016-UBS9, 4.74% (WAC) due 03/15/49◊	275,000	$246,722
DBJPM Mortgage Trust
2017-C6, 0.95% (WAC) due 06/10/50◊,7	17,003,871	231,564
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC) due 02/15/50◊,7	20,273,057	220,978
2016-UB10, 1.72% (WAC) due 07/15/49◊,7	1,451,291	6,328
CFCRE Commercial Mortgage Trust
2016-C3, 0.94% (WAC) due 01/10/48◊,7	31,910,206	70,314
SG Commercial Mortgage Securities Trust
2016-C5, 1.82% (WAC) due 10/10/48◊,7	4,313,643	44,413
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.96% (WAC) due 12/15/47◊,7	47,222,094	1,015
JPMBB Commercial Mortgage Securities Trust
2015-C27, 0.87% (WAC) due 02/15/48◊,7	9,139,932	195
Total Commercial Mortgage-Backed Securities		364,267,255
Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,9	107,691,049	94,113,356
2015-R1, 4.45% (WAC) due 11/25/52◊,3	19,950,809	18,087,096
2015-R1, 4.31% (WAC) due 10/25/52◊,3	12,912,930	10,856,159
2015-R1, 0.70% (WAC) due 11/25/55◊,7,9	161,826,199	9,087,237
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3	12,275,835	10,695,951
2007-AETC, 5.75% due 02/10/52†††,3	6,950,916	5,990,309
2006-RILY, 4.81% (1 Month Term SOFR + 0.48%, Rate Floor: 0.37%) due 07/10/51◊,†††,3	6,588,543	4,468,317
2007-ROBS, 6.06% due 10/10/52†††,3	4,410,579	3,865,132
2007-AET2, 6.06% due 10/10/52†††,3	2,897,522	2,747,888
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	20,927,246	18,959,960
2005-DRUM, 5.47% due 05/10/50†††,3	4,216,850	3,687,105
2005-BLIS, 5.25% due 07/10/50†††,3	2,500,000	1,987,031
Total Military Housing		184,545,541
Total Collateralized Mortgage Obligations
(Cost $11,793,239,545)		11,600,167,972

CORPORATE BONDS†† - 28.8%
Financial - 13.8%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	101,800,000	88,779,885
3.25% due 11/15/30	53,530,000	48,515,394
CoStar Group, Inc.
2.80% due 07/15/30[3]	91,480,000	82,655,959
Wilton RE Ltd.
6.00% [3,10,11]	80,224,000	80,255,321
American National Group, Inc.
5.75% due 10/01/29	30,960,000	31,700,524
6.00% due 07/15/35	31,375,000	31,559,776
5.00% due 06/15/27	8,142,000	8,174,549
6.14% due 06/13/32[3]	2,000,000	2,051,475
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	55,868,000	52,658,534
5.30% due 01/15/29	15,867,000	16,042,933
3.25% due 01/15/32	4,150,000	3,652,475
4.00% due 01/15/30	475,000	456,471
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	39,803,000	36,942,721
5.75% due 05/20/35[3]	17,425,000	17,667,149
5.63% due 08/16/32	13,100,000	13,453,931
6.50% due 05/20/55[3]	3,320,000	3,396,534
Host Hotels & Resorts, LP
3.50% due 09/15/30	44,753,000	41,554,283
2.90% due 12/15/31	20,200,000	17,700,319
5.70% due 07/01/34	12,075,000	12,151,427
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	46,832,000	45,457,720
5.50% due 11/15/25[3]	23,739,000	23,735,252
Jefferies Financial Group, Inc.
2.75% due 10/15/32	40,642,000	34,208,491
2.63% due 10/15/31	27,400,000	23,839,409
6.20% due 04/14/34	9,080,000	9,497,841
6.25% due 01/15/36	1,000,000	1,036,279

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 28.8% (continued)
Financial - 13.8% (continued)
FS KKR Capital Corp.
2.63% due 01/15/27	35,801,000	$34,329,616
3.25% due 07/15/27	30,100,000	28,866,183
Nippon Life Insurance Co.
2.75% due 01/21/51[3,11]	45,350,000	39,451,276
5.95% due 04/16/54[3,11]	13,950,000	14,054,391
2.90% due 09/16/51[3,11]	10,380,000	8,940,494
Safehold GL Holdings LLC
2.80% due 06/15/31	28,877,000	25,833,878
2.85% due 01/15/32	27,008,000	23,517,982
6.10% due 04/01/34	10,480,000	10,908,332
5.65% due 01/15/35	1,370,000	1,368,730
Standard Chartered plc
5.01% due 10/15/30[3,11]	53,518,000	54,067,343
5.24% due 05/13/31[3,11]	4,400,000	4,464,603
4.64% due 04/01/31[3,11]	2,700,000	2,676,243
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	46,892,000	43,469,769
2.88% due 10/15/26[3]	17,717,000	17,278,850
Morgan Stanley
6.63% due 11/01/34[11]	21,862,000	24,098,468
5.94% due 02/07/39[11]	23,310,000	23,925,558
5.83% due 04/19/35[11]	9,625,000	10,083,719
Global Atlantic Finance Co.
4.70% due 10/15/51[3,11]	35,662,000	35,007,782
7.95% due 06/15/33[3]	16,619,000	18,823,697
6.75% due 03/15/54[3]	3,190,000	3,268,036
National Australia Bank Ltd.
5.90% due 01/14/36[3,11]	23,750,000	24,333,441
2.99% due 05/21/31[3]	14,525,000	13,034,995
3.35% due 01/12/37[3,11]	14,550,000	12,857,188
2.33% due 08/21/30[3]	7,498,000	6,644,286
First American Financial Corp.
4.00% due 05/15/30	40,891,000	39,171,969
2.40% due 08/15/31	11,875,000	10,129,713
5.45% due 09/30/34	7,250,000	7,101,172
LPL Holdings, Inc.
6.00% due 05/20/34	23,920,000	24,735,041
4.00% due 03/15/29[3]	15,257,000	14,821,086
4.38% due 05/15/31[3]	9,541,000	9,128,670
5.75% due 06/15/35	6,650,000	6,727,701
5.65% due 03/15/35	250,000	251,356
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	59,035,000	55,470,999
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	77,700,000	52,741,278
BPCE S.A.
5.88% due 01/14/31[3,11]	20,000,000	20,745,761
5.39% due 05/28/31[3,11]	12,200,000	12,422,562
7.00% due 10/19/34[3,11]	10,000,000	10,986,307
5.94% due 05/30/35[3,11]	7,750,000	7,941,332
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	74,981,000	45,392,698
4.13% due 12/15/51[3,11]	3,600,000	3,505,675
3.95% due 05/15/60[3]	4,064,000	2,733,453
Macquarie Group Ltd.
2.69% due 06/23/32[3,11]	31,550,000	27,916,715
2.87% due 01/14/33[3,11]	17,431,000	15,208,235
1.63% due 09/23/27[3,11]	4,125,000	3,979,742
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	60,506,000	46,605,002
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	39,650,000	38,328,699
6.63% due 10/15/31[3]	6,850,000	6,825,319
Brookfield Finance, Inc.
5.81% due 03/03/55	12,635,000	12,355,646
5.68% due 01/15/35	9,400,000	9,647,245
4.70% due 09/20/47	9,790,000	8,319,790
3.63% due 02/15/52	9,380,000	6,476,429
3.50% due 03/30/51	9,526,000	6,462,040
6.35% due 01/05/34	1,640,000	1,759,404
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	28,550,000	29,521,088
7.11% due 08/22/43†††	15,200,000	15,467,197
Lazard Group LLC
6.00% due 03/15/31	42,290,000	44,407,608
QTS Good News Facility
7.35% (SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊,†††	43,265,290	43,265,290
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	25,814,264
3.72% due 04/15/42†††	20,300,000	14,913,899
F&G Global Funding
5.88% due 01/16/30[3]	38,565,000	39,619,762
Dyal Capital Partners IV
3.65% due 02/22/41†††	41,800,000	37,486,887
Old Republic International Corp.
5.75% due 03/28/34	35,220,000	36,227,805
Australia & New Zealand Banking Group Ltd.
5.82% due 06/18/36[3,11]	24,460,000	24,843,808
5.20% due 09/30/35[3,11]	10,000,000	9,795,868
2.57% due 11/25/35[3,11]	1,600,000	1,403,505
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,11]	39,900,000	35,940,428
CNO Financial Group, Inc.
6.45% due 06/15/34	23,390,000	24,529,935
5.25% due 05/30/29	11,125,000	11,222,500
TPG Operating Group II, LP
5.88% due 03/05/34	34,270,000	35,618,434
Equitable Holdings, Inc.
6.70% due 03/28/55[11]	34,318,000	35,137,033
Nuveen LLC
5.85% due 04/15/34[3]	25,425,000	26,460,865
5.55% due 01/15/30[3]	8,075,000	8,410,756

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Financial - 13.8% (continued)
CBS Studio Center
7.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/09/27◊,†††		34,100,000	$34,066,611
UBS Group AG
3.09% due 05/14/32[3,11]		33,400,000	30,319,287
4.28% due 01/09/28[3]		3,350,000	3,335,181
Brown & Brown, Inc.
5.65% due 06/11/34		21,200,000	21,775,893
6.25% due 06/23/55		5,650,000	5,824,054
5.55% due 06/23/35		5,550,000	5,659,541
2.38% due 03/15/31		57,000	50,174
Stewart Information Services Corp.
3.60% due 11/15/31		36,711,000	32,825,810
Commonwealth Bank of Australia
5.93% due 03/14/46[3,11]		29,470,000	28,937,929
3.61% due 09/12/34[3,11]		3,550,000	3,361,942
Beacon Funding Trust
6.27% due 08/15/54[3]		31,900,000	31,578,355
Societe Generale S.A.
3.34% due 01/21/33[3,11]		22,830,000	20,252,391
6.07% due 01/19/35[3,11]		8,750,000	9,012,098
5.25% due 05/22/29[3,11]		1,790,000	1,811,855
Bank of America Corp.
5.74% due 02/12/36[11]		16,850,000	17,121,927
5.52% due 10/25/35[11]		10,000,000	10,000,091
3.56% due 04/23/27[11]		3,350,000	3,325,935
MetLife, Inc.
6.35% due 03/15/55[11]		28,930,000	29,714,784
Capital One Financial Corp.
6.38% due 06/08/34[11]		22,450,000	23,900,347
6.05% due 02/01/35[11]		2,570,000	2,678,925
5.88% due 07/26/35[11]		2,280,000	2,350,682
Americo Life, Inc.
3.45% due 04/15/31[3]		32,364,000	28,871,631
OneMain Finance Corp.
6.63% due 05/15/29		9,925,000	10,193,481
7.50% due 05/15/31		8,250,000	8,620,029
7.13% due 03/15/26		6,588,000	6,685,502
3.88% due 09/15/28		2,270,000	2,176,835
7.13% due 11/15/31		1,125,000	1,170,534
VICI Properties, LP
5.63% due 04/01/35		28,500,000	28,761,988
Dai-ichi Life Insurance Company Ltd.
6.20% [3,10,11]		27,750,000	28,001,803
Farmers Insurance Exchange
7.00% due 10/15/64[3,11]		28,140,000	27,931,719
BNP Paribas S.A.
5.50% due 05/20/30[3,11]		15,990,000	16,418,806
5.09% due 05/09/31[3,11]		7,200,000	7,270,182
5.79% due 01/13/33[3,11]		3,270,000	3,401,794
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[3,11]		22,800,000	22,755,814
5.80% due 09/11/54[3,11]		4,093,000	4,029,754
Reinsurance Group of America, Inc.
5.75% due 09/15/34		20,050,000	20,579,979
6.65% due 09/15/55[11]		6,190,000	6,169,593
Westpac Banking Corp.
3.02% due 11/18/36[11]		15,650,000	13,739,973
3.13% due 11/18/41		12,214,000	8,893,517
2.67% due 11/15/35[11]		4,467,000	3,940,266
Ascot Group Ltd.
6.35% due 06/15/35[3,11]		25,150,000	25,950,062
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[3]		24,480,000	25,756,803
Dyal Capital Partners III
4.40% due 06/15/40†††		26,750,000	25,175,305
Ardonagh Finco Ltd.
6.88% due 02/15/31[3]	EUR	16,100,000	19,490,403
7.75% due 02/15/31[3]		5,300,000	5,540,986
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]		26,450,000	25,023,472
AmFam Holdings, Inc.
2.81% due 03/11/31[3]		19,525,000	16,615,883
3.83% due 03/11/51[3]		13,118,000	8,304,045
American National Global Funding
5.55% due 01/28/30[3]		12,225,000	12,484,652
5.25% due 06/03/30[3]		12,250,000	12,311,229
Belrose Funding Trust II
6.79% due 05/15/55[3]		23,810,000	24,338,357
Hunt Companies, Inc.
5.25% due 04/15/29[3]		25,121,000	24,205,415
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]		31,390,000	24,160,150
Omnis Funding Trust
6.72% due 05/15/55[3]		22,640,000	23,461,270
200 Park Funding Trust
5.74% due 02/15/55[3]		22,000,000	21,704,639
Enstar Group Ltd.
7.50% due 04/01/45[3,11]		16,125,000	16,586,949
3.10% due 09/01/31		3,840,000	3,413,723
4.95% due 06/01/29		1,250,000	1,259,167
Lloyds Banking Group plc
5.59% due 11/26/35[11]		17,200,000	17,496,104
3.75% due 03/18/28[11]		3,460,000	3,417,757
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[3]		17,100,000	20,746,992
PartnerRe Finance B LLC
4.50% due 10/01/50[11]		21,056,000	19,811,881
HSBC Holdings plc
5.13% due 03/03/31[11]		15,700,000	15,909,627
5.29% due 11/19/30[11]		3,290,000	3,360,971

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Financial - 13.8% (continued)
Markel Group, Inc.
6.00% due 05/16/54		18,900,000	$18,873,398
Henneman Trust
6.58% due 05/15/55[3]		18,650,000	18,743,344
Ares Finance Company II LLC
3.25% due 06/15/30[3]		19,788,000	18,411,388
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,11]		18,300,000	18,226,800
Brookfield Capital Finance LLC
6.09% due 06/14/33		16,800,000	17,772,843
Credit Agricole S.A.
5.22% due 05/27/31[3,11]		13,700,000	13,955,470
5.62% (SOFR + 1.21%) due 09/11/28◊,3		3,280,000	3,298,906
Fortitude Group Holdings LLC
6.25% due 04/01/30[3]		16,600,000	17,078,240
Equities AB
5.85% due 05/08/35[3]		16,615,000	16,953,127
RGA Global Funding
5.50% due 01/11/31[3]		12,750,000	13,150,344
5.05% due 12/06/31[3]		2,700,000	2,705,867
Prudential Financial, Inc.
3.70% due 10/01/50[11]		17,139,000	15,632,904
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]		22,210,000	15,152,425
GA Global Funding Trust
2.90% due 01/06/32[3]		16,400,000	14,317,195
ING Groep N.V.
5.53% due 03/25/36[11]		10,300,000	10,485,192
4.86% due 03/25/29[11]		3,360,000	3,394,186
NatWest Group plc
6.02% due 03/02/34[11]		11,740,000	12,421,922
4.45% due 05/08/30[11]		1,100,000	1,091,585
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[3]		12,675,000	13,301,132
Citigroup, Inc.
6.02% due 01/24/36[11]		9,400,000	9,653,024
4.64% due 05/07/28[11]		3,400,000	3,409,012
Kennedy-Wilson, Inc.
4.75% due 03/01/29		13,195,000	12,366,548
4.75% due 02/01/30		81,000	74,181
Mizuho Financial Group, Inc.
5.32% due 07/08/36[11]		8,800,000	8,815,297
5.42% due 05/13/36[11]		3,340,000	3,380,647
Rocket Companies, Inc.
6.38% due 08/01/33[3]		11,250,000	11,511,006
Encore Capital Group, Inc.
8.50% due 05/15/30[3]		9,950,000	10,672,320
Selective Insurance Group, Inc.
5.90% due 04/15/35		10,410,000	10,642,621
Atlantic Marine Corporations Communities LLC
5.34% due 12/01/50[3]		10,583,902	9,896,054
5.37% due 12/01/50[3]		718,710	625,042
RenaissanceRe Holdings Ltd.
5.80% due 04/01/35		9,900,000	10,171,512
Blue Owl Finance LLC
6.25% due 04/18/34		9,880,000	10,166,091
Globe Life, Inc.
5.85% due 09/15/34		9,810,000	10,156,910
Assurant, Inc.
2.65% due 01/15/32		10,021,000	8,540,369
6.75% due 02/15/34		1,450,000	1,568,022
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[3,11]		10,150,000	10,094,543
Galaxy Bidco Ltd.
8.13% due 12/19/29[3]	GBP	7,200,000	10,057,038
Swiss RE Subordinated Finance plc
6.19% due 04/01/46[3,11]		9,800,000	9,796,253
KKR Group Finance Company X LLC
3.25% due 12/15/51[3]		15,150,000	9,716,082
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]		14,970,000	9,704,841
Citadel Securities Global Holdings LLC
5.50% due 06/18/30[3]		6,825,000	6,906,087
6.20% due 06/18/35[3]		2,650,000	2,718,961
Ryan Specialty LLC
5.88% due 08/01/32[3]		9,357,000	9,430,602
Aretec Group, Inc.
10.00% due 08/15/30[3]		8,275,000	9,093,555
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]		9,000,000	8,963,563
SLM Corp.
3.13% due 11/02/26		9,132,000	8,950,509
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51		13,031,000	8,876,023
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[3]		8,600,000	8,759,951
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34		8,200,000	8,397,746
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]		5,732,991	4,840,465
5.24% due 08/01/50[3]		3,597,325	3,310,567
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30		8,000,000	8,132,220

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 28.8% (continued)
Financial - 13.8% (continued)
Five Corners Funding Trust III
5.79% due 02/15/33[3]	7,550,000	$7,841,757
Kemper Corp.
2.40% due 09/30/30	8,466,000	7,397,576
CNO Global Funding
1.75% due 10/07/26[3]	7,400,000	7,149,148
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55[11]	6,075,000	6,270,086
Ohana Military Communities LLC
5.56% due 10/01/36[3]	3,820,000	3,809,545
5.78% due 10/01/36[3]	2,200,000	2,230,690
Dyal Capital Partners III (A), LP
6.55% due 06/15/44†††	5,880,000	5,970,227
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	8,263,000	5,592,046
Belvoir Land LLC
5.60% due 12/15/35[3]	5,600,000	5,478,659
Deloitte LLP
7.33% due 11/20/26†††	4,800,000	4,933,946
Demeter Investments BV
5.63% due 08/15/52	4,900,000	4,915,558
Manulife Financial Corp.
4.06% due 02/24/32[11]	4,815,000	4,760,102
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	4,710,000	4,750,228
Dyal Capital Partners III (B), LP
6.55% due 06/15/44†††	4,620,000	4,690,893
Royal Bank of Canada
4.72% due 03/27/28[11]	3,120,000	3,138,787
5.54% (SOFR Compounded Index + 0.86%) due 10/18/28◊	1,530,000	1,531,668
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	6,852,000	4,643,530
Horace Mann Educators Corp.
4.50% due 12/01/25	4,560,000	4,552,739
Northwestern Mutual Life Insurance Co.
6.17% due 05/29/55[3]	4,325,000	4,516,417
DaVinciRe Holdings Ltd.
5.95% due 04/15/35[3]	4,400,000	4,419,059
Iron Mountain, Inc.
5.63% due 07/15/32[3]	1,994,000	1,978,151
4.88% due 09/15/27[3]	1,938,000	1,926,972
HS Wildcat LLC
3.83% due 12/31/50†††	4,929,711	3,547,369
CBRE Services, Inc.
4.80% due 06/15/30	3,500,000	3,510,992
UWM Holdings LLC
6.63% due 02/01/30[3]	3,500,000	3,503,617
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.13% due 08/15/30[3]	3,600,000	3,455,349
Bank of New York Mellon Corp.
5.06% due 07/22/32[11]	3,350,000	3,429,112
Brighthouse Financial Global Funding
5.65% due 06/10/29[3]	3,330,000	3,414,006
KBC Group N.V.
6.32% due 09/21/34[3,11]	3,180,000	3,407,548
Deutsche Bank AG NY
3.55% due 09/18/31[11]	3,610,000	3,377,014
Goldman Sachs Group, Inc.
4.02% due 10/31/38[11]	3,870,000	3,375,288
Wells Fargo & Co.
3.07% due 04/30/41[11]	4,440,000	3,355,173
BGC Group, Inc.
8.00% due 05/25/28	3,120,000	3,337,513
Athene Global Funding
2.67% due 06/07/31[3]	3,780,000	3,318,641
SiriusPoint Ltd.
7.00% due 04/05/29	3,150,000	3,316,151
Nordea Bank Abp
5.43% (SOFR + 1.02%) due 09/10/29◊,3	3,280,000	3,304,890
Intesa Sanpaolo SpA
7.80% due 11/28/53[3]	2,800,000	3,274,895
Pine Street Trust III
6.22% due 05/15/54[3]	3,200,000	3,159,060
Banco Santander S.A.
5.48% (SOFR + 1.12%) due 07/15/28◊	2,000,000	2,005,445
6.94% due 11/07/33	1,000,000	1,129,930
DNB Bank ASA
5.47% (SOFR + 1.06%) due 11/05/30◊,3	3,060,000	3,081,946
Bank of Nova Scotia
5.51% (SOFR Compounded Index + 1.08%) due 08/01/29◊	3,060,000	3,064,516
American Express Co.
5.43% (SOFR + 1.02%) due 01/30/31◊	3,060,000	3,056,377
Swedbank AB
5.44% (SOFR + 1.03%) due 11/20/29◊,3	3,020,000	3,051,475
Sumitomo Mitsui Financial Group, Inc.
5.56% (SOFR + 1.17%) due 07/09/29◊	3,020,000	3,049,542
Barclays plc
5.84% (SOFR + 1.49%) due 03/12/28◊	3,010,000	3,033,487
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[3]	2,780,000	2,768,912

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Financial - 13.8% (continued)
Fidelity National Financial, Inc.
2.45% due 03/15/31		3,130,000	$2,716,496
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]		2,710,000	2,459,621
Public Storage Operating Co.
2.30% due 05/01/31		2,500,000	2,222,336
Aurora Military Housing LLC
5.82% due 07/15/34[3]		2,116,841	2,146,436
Jackson Financial, Inc.
4.00% due 11/23/51		3,110,000	2,111,430
Ares Finance Company IV LLC
3.65% due 02/01/52[3]		2,450,000	1,690,429
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[3]		2,150,000	1,399,647
Fort Moore Family Communities LLC
6.09% due 01/15/51[3]		1,530,066	1,324,933
Fort Knox Military Housing Privatization Project
4.77% (1 Month Term SOFR + 0.45%) due 02/15/52◊,3		1,607,648	1,273,948
Midwest Family Housing LLC
5.58% due 01/01/51[3]		1,250,078	1,052,375
Focus Financial Partners LLC
6.75% due 09/15/31[3]		1,000,000	1,020,764
Citizens Financial Group, Inc.
6.65% due 04/25/35[11]		900,000	970,089
Pacific Beacon LLC
5.51% due 07/15/36[3]		500,000	496,878
Atlas Mara Ltd.
8.00% due 12/31/21†††,9,12		542,348	1
Total Financial			3,886,545,682
Industrial - 3.5%
AP Grange Holdings
6.50% due 03/20/45†††		155,100,000	157,426,500
5.00% due 03/20/45†††		16,400,000	16,564,000
Terminal Investment Limited Holding
6.23% due 10/01/40		65,600,000	65,352,542
Homestead Spe Issuer LLC
7.21% due 04/01/55†††		62,000,000	61,411,773
Builders FirstSource, Inc.
6.38% due 03/01/34[3]		52,000,000	52,991,796
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††		59,199,135	49,595,166
Vontier Corp.
2.95% due 04/01/31		34,492,000	30,829,167
2.40% due 04/01/28		14,150,000	13,292,350
TD SYNNEX Corp.
2.65% due 08/09/31		34,240,000	29,550,460
6.10% due 04/12/34		11,960,000	12,587,234
Boeing Co.
6.53% due 05/01/34		23,001,000	24,991,240
6.86% due 05/01/54		7,175,000	7,854,586
3.75% due 02/01/50		10,492,000	7,409,399
Prime Property Fund
5.84% due 07/10/35		36,000,000	36,000,000
Flowserve Corp.
3.50% due 10/01/30		17,421,000	16,256,100
2.80% due 01/15/32		17,350,000	15,089,808
TransDigm, Inc.
6.00% due 01/15/33[3]		16,200,000	16,288,028
6.63% due 03/01/32[3]		7,300,000	7,558,373
6.88% due 12/15/30[3]		5,375,000	5,577,034
Berry Global, Inc.
5.80% due 06/15/31		18,550,000	19,492,572
5.65% due 01/15/34		9,050,000	9,339,440
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[3]		23,759,000	24,148,458
ALLETE, Inc.
5.79% due 07/09/37		23,600,000	23,838,832
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††		22,700,000	23,506,333
Smurfit Kappa Treasury ULC
5.44% due 04/03/34		22,000,000	22,307,560
Stadco LA LLC
3.75% due 05/15/56†††		31,000,000	20,987,143
Trinity Industries, Inc.
7.75% due 07/15/28[3]		13,225,000	13,774,313
Graphic Packaging International LLC
6.38% due 07/15/32[3]		13,025,000	13,299,515
Weir Group plc
2.20% due 05/13/26[3]		13,015,000	12,692,502
Amsted Industries, Inc.
6.38% due 03/15/33[3]		12,100,000	12,299,251
TFI International, Inc.
3.35% due 01/05/33†††		14,000,000	11,852,107
Weir Group, Inc.
5.35% due 05/06/30[3]		11,520,000	11,681,280
Hillenbrand, Inc.
3.75% due 03/01/31		8,076,000	7,233,596
6.25% due 02/15/29		4,074,000	4,151,671
Lottomatica Group SpA
4.88% due 01/31/31	EUR	9,400,000	11,355,074
Textron, Inc.
6.10% due 11/15/33		10,000,000	10,647,926
Standard Building Solutions, Inc.
6.50% due 08/15/32[3]		9,850,000	10,092,645
Sonoco Products Co.
5.00% due 09/01/34		9,000,000	8,753,968

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Industrial - 3.5% (continued)
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[3]		8,573,000	$8,698,697
AP Grange Holdings LLC
6.50% due 03/20/45†††		8,474,448	8,474,448
QTS Irving DC3 LLC
5.96% due 07/09/29†††		7,000,000	7,180,670
Clarios Global LP
4.75% due 06/15/31	EUR	5,650,000	6,682,017
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP	5,000,000	6,528,468
Owens Corning
5.95% due 06/15/54		6,310,000	6,379,394
Norfolk Southern Corp.
4.10% due 05/15/21		9,100,000	6,281,218
Amazon.com, Inc.
2.65% due 10/10/42†††		6,428,703	5,234,144
FedEx Corp.
4.10% due 02/01/45[3]		6,694,000	5,117,281
Wrangler Holdco Corp.
6.63% due 04/01/32[3]		4,902,000	5,103,281
EnerSys
6.63% due 01/15/32[3]		4,725,000	4,831,435
GATX Corp.
6.05% due 06/05/54		4,428,000	4,431,698
4.70% due 04/01/29		125,000	125,977
Hexcel Corp.
5.88% due 02/26/35		3,475,000	3,534,518
CIMIC Finance USA Pty Ltd.
7.00% due 03/25/34[3]		3,240,000	3,449,524
Genesee & Wyoming, Inc.
6.25% due 04/15/32[3]		3,235,000	3,300,907
Hope Gas Holdings LLC
5.99% due 09/01/33†††		3,000,000	2,952,730
Canadian National Railway Co.
5.85% due 11/01/33		2,500,000	2,673,467
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[3]		3,100,000	2,449,000
CNH Industrial Capital LLC
4.75% due 03/21/28		1,680,000	1,692,564
Stanley Black & Decker, Inc.
3.00% due 05/15/32		1,550,000	1,359,018
Sealed Air Corp.
6.50% due 07/15/32[3]		1,304,000	1,351,287
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[3]		1,000,000	1,023,821
Fortune Brands Innovations, Inc.
4.50% due 03/25/52		300,000	239,004
5.88% due 06/01/33		119,000	124,791
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[3]		250,000	237,654
Virgin Media Inc.
4.00% due 01/31/29	GBP	150,000	190,983
Standard Industries, Inc.
3.38% due 01/15/31[3]		17,000	15,245
Total Industrial			997,742,983
Energy - 2.8%
BP Capital Markets plc
4.88% [10,11]		75,020,000	74,242,571
6.13% [10,11]		9,970,000	9,953,589
Enbridge, Inc.
5.63% due 04/05/34		22,300,000	22,911,358
5.55% due 06/20/35		20,250,000	20,586,459
6.70% due 11/15/53		3,140,000	3,395,926
Venture Global LNG, Inc.
9.50% due 02/01/29[3]		29,800,000	32,463,464
9.88% due 02/01/32[3]		10,300,000	11,123,619
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34		37,730,000	38,462,012
4.90% due 02/15/45		3,770,000	3,209,212
Greensaif Pipelines Bidco SARL
6.10% due 08/23/42[3]		17,000,000	16,998,470
5.85% due 02/23/36[3]		11,900,000	12,018,964
6.51% due 02/23/42[3]		6,500,000	6,735,519
6.13% due 02/23/38[3]		5,550,000	5,723,514
ITT Holdings LLC
6.50% due 08/01/29[3]		38,518,000	36,628,734
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]		43,921,000	34,205,791
DT Midstream, Inc.
5.80% due 12/15/34[3]		29,400,000	29,941,313
4.30% due 04/15/32[3]		3,250,000	3,040,872
Targa Resources Corp.
5.50% due 02/15/35		10,700,000	10,737,484
6.50% due 03/30/34		9,937,000	10,678,363
5.65% due 02/15/36		4,875,000	4,920,816
6.50% due 02/15/53		2,860,000	2,936,014
4.90% due 09/15/30		2,325,000	2,344,627
6.13% due 05/15/55		250,000	244,566
Energy Transfer, LP
6.00% due 02/01/29[3]		11,400,000	11,583,043
6.20% due 04/01/55		8,750,000	8,614,334
7.38% due 02/01/31[3]		7,610,000	7,974,070
5.60% due 09/01/34		1,500,000	1,523,421
Plains All American Pipeline, LP
5.95% due 06/15/35		24,100,000	24,775,725
MPLX, LP
5.95% due 04/01/55		21,200,000	20,192,444
5.50% due 02/15/49		3,250,000	2,934,486
5.65% due 03/01/53		1,630,000	1,495,618
Cheniere Energy Partners, LP
5.55% due 10/30/35[3]		11,800,000	11,892,773
5.95% due 06/30/33		8,845,000	9,232,723
5.75% due 08/15/34		2,950,000	3,029,563

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 28.8% (continued)
Energy - 2.8% (continued)
ONEOK, Inc.
7.15% due 01/15/51	6,341,000	$6,828,560
6.05% due 09/01/33	6,350,000	6,662,778
5.65% due 09/01/34	5,050,000	5,113,627
5.60% due 04/01/44	2,330,000	2,125,365
5.05% due 11/01/34	1,200,000	1,167,776
3.95% due 03/01/50	1,600,000	1,134,209
Occidental Petroleum Corp.
5.38% due 01/01/32	18,470,000	18,318,012
6.38% due 09/01/28	3,175,000	3,299,139
HF Sinclair Corp.
6.25% due 01/15/35	19,065,000	19,352,223
Parkland Corp.
4.63% due 05/01/30[3]	15,663,000	14,998,283
6.63% due 08/15/32[3]	4,200,000	4,292,740
Viper Energy, Inc.
7.38% due 11/01/31[3]	8,664,000	9,193,242
5.38% due 11/01/27[3]	9,040,000	9,049,835
Sunoco, LP
7.25% due 05/01/32[3]	17,125,000	17,980,931
Buckeye Partners, LP
3.95% due 12/01/26	11,100,000	10,970,420
6.88% due 07/01/29[3]	2,800,000	2,900,862
6.75% due 02/01/30[3]	1,845,000	1,915,178
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	14,608,000	14,484,156
Whistler Pipeline LLC
5.70% due 09/30/31[3]	13,350,000	13,609,476
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[3]	10,672,000	9,332,439
4.13% due 08/15/31[3]	2,667,000	2,468,554
6.25% due 01/15/30[3]	1,500,000	1,547,062
Cheniere Energy, Inc.
5.65% due 04/15/34	11,550,000	11,829,275
NuStar Logistics, LP
6.38% due 10/01/30	9,282,000	9,618,565
5.63% due 04/28/27	1,880,000	1,896,317
Kinetik Holdings, LP
6.63% due 12/15/28[3]	9,625,000	9,844,354
Venture Global Plaquemines LNG LLC
6.75% due 01/15/36[3]	9,225,000	9,225,000
Freeport LNG Development, LP
5.92% due 12/31/39†††	8,300,000	8,325,017
Florida Gas Transmission Company LLC
5.75% due 07/15/35[3]	7,600,000	7,777,315
Boardwalk Pipelines, LP
5.63% due 08/01/34	6,675,000	6,770,641
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.50% due 03/01/30	5,863,000	5,950,231
Koninklijke Vopak N.V.
6.04% due 06/20/32†††	5,500,000	5,707,307
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[3]	5,000,000	5,425,440
Kinder Morgan, Inc.
5.85% due 06/01/35	3,950,000	4,094,509
5.20% due 06/01/33	126,000	126,598
TransCanada PipeLines Ltd.
7.63% due 01/15/39	2,870,000	3,348,763
Kinder Morgan Energy Partners, LP
7.50% due 11/15/40	2,910,000	3,326,027
Western Midstream Operating, LP
5.30% due 03/01/48	3,750,000	3,129,395
BP Capital Markets America, Inc.
4.99% due 04/10/34	2,500,000	2,515,747
Eni SpA
5.95% due 05/15/54[3]	2,020,000	1,954,227
Marathon Petroleum Corp.
6.50% due 03/01/41	1,650,000	1,722,497
Eastern Gas Transmission & Storage, Inc.
4.60% due 12/15/44	500,000	419,657
Total Energy		776,503,206
Consumer, Non-cyclical - 2.3%
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	45,782,000	39,465,318
3.00% due 10/15/30[3]	16,613,000	15,090,919
Global Payments, Inc.
2.90% due 11/15/31	30,265,000	26,768,627
2.90% due 05/15/30	18,405,000	16,921,378
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
3.00% due 05/15/32	29,206,000	25,568,746
4.38% due 02/02/52	9,710,000	7,484,229
5.50% due 01/15/30	5,047,440	5,163,087
Altria Group, Inc.
4.45% due 05/06/50	25,185,000	19,708,925
3.70% due 02/04/51	25,038,000	17,327,667
Brink's Co.
6.75% due 06/15/32[3]	22,420,000	23,348,121
6.50% due 06/15/29[3]	11,657,000	12,015,962
Triton Container International Ltd.
3.15% due 06/15/31[3]	33,621,000	29,170,312
Royalty Pharma plc
3.55% due 09/02/50	39,920,000	27,045,054
1.20% due 09/02/25	1,875,000	1,862,607
Flowers Foods, Inc.
5.75% due 03/15/35	27,100,000	27,772,927
IQVIA, Inc.
5.00% due 05/15/27[3]	10,699,000	10,662,867
5.00% due 10/15/26[3]	8,700,000	8,691,089
6.25% due 06/01/32[3]	7,315,000	7,506,786

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Universal Health Services, Inc.
5.05% due 10/15/34		13,850,000	$13,215,913
2.65% due 10/15/30		13,757,000	12,265,997
GXO Logistics, Inc.
6.25% due 05/06/29		13,120,000	13,697,339
6.50% due 05/06/34		10,485,000	10,967,449
Icon Investments Six DAC
6.00% due 05/08/34		20,600,000	21,052,776
Mars, Inc.
5.20% due 03/01/35[3]		19,775,000	20,011,888
BAT Capital Corp.
5.63% due 08/15/35		9,550,000	9,717,802
6.00% due 02/20/34		5,925,000	6,245,647
4.76% due 09/06/49		3,950,000	3,256,372
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		32,350,000	18,630,287
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Incorporated / JBS USA Food Co.
5.50% due 01/15/36[3]		18,200,000	18,226,754
HAH Group Holding Company LLC
9.75% due 10/01/31[3]		17,915,000	17,761,168
Valvoline, Inc.
3.63% due 06/15/31[3]		18,300,000	16,569,689
AZ Battery Property LLC
6.73% due 02/20/46†††		16,480,000	15,764,363
Highmark, Inc.
2.55% due 05/10/31[3]		17,850,000	15,306,094
Darling Global Finance B.V.
4.50% due 06/15/32[3]	EUR	9,350,000	11,148,703
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[3]		10,926,000	10,982,662
Becle, SAB de CV
2.50% due 10/14/31[3]		13,000,000	10,773,668
Kroger Co.
5.50% due 09/15/54		11,200,000	10,631,623
HCA, Inc.
3.50% due 07/15/51		10,580,000	7,008,456
5.88% due 02/15/26		2,775,000	2,778,011
3.50% due 09/01/30		68,000	64,303
Block, Inc.
6.50% due 05/15/32		7,875,000	8,124,819
CVS Health Corp.
7.00% due 03/10/55[11]		4,050,000	4,177,212
5.05% due 03/25/48		1,940,000	1,675,089
6.75% due 12/10/54[11]		30,000	30,065
TriNet Group, Inc.
7.13% due 08/15/31[3]		5,450,000	5,676,697
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[3]		5,690,000	5,611,638
Graham Holdings Co.
5.75% due 06/01/26[3]		4,767,000	4,763,472
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[3]		4,800,000	4,675,059
WW International, Inc.
4.50% due 04/15/29†††,3,12		11,651,000	3,830,266
Central Garden & Pet Co.
4.13% due 04/30/31[3]		3,854,000	3,577,807
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]		3,900,000	3,512,035
Tesco plc
6.15% due 11/15/37[3]		3,240,000	3,317,811
Imperial Brands Finance plc
3.88% due 07/26/29[3]		3,200,000	3,100,400
Philip Morris International, Inc.
4.13% due 04/28/28		3,090,000	3,083,955
APi Group DE, Inc.
4.13% due 07/15/29[3]		2,951,000	2,813,512
Boost Newco Borrower LLC
7.50% due 01/15/31[3]		2,600,000	2,759,939
GlaxoSmithKline Capital, Inc.
5.38% due 04/15/34		2,500,000	2,612,599
Thermo Fisher Scientific, Inc.
5.20% due 01/31/34		2,500,000	2,569,096
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51		4,250,000	2,369,562
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51		2,700,000	1,661,576
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32		1,850,000	1,598,599
DaVita, Inc.
3.75% due 02/15/31[3]		149,000	135,516
4.63% due 06/01/30[3]		76,000	72,817
Total Consumer, Non-cyclical			659,401,126
Consumer, Cyclical - 2.0%
Choice Hotels International, Inc.
3.70% due 01/15/31		50,391,000	46,734,771
5.85% due 08/01/34		11,150,000	11,236,980

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Consumer, Cyclical - 2.0% (continued)
LG Energy Solution Ltd.
5.38% due 04/02/30[3]		27,400,000	$27,470,490
5.38% due 07/02/29[3]		15,000,000	15,157,872
5.50% due 07/02/34[3]		7,100,000	6,965,820
5.25% due 04/02/28[3]		5,400,000	5,416,812
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††		39,044,173	36,043,051
Hyatt Hotels Corp.
5.75% due 04/23/30		19,039,000	19,694,355
5.75% due 03/30/32		12,100,000	12,422,062
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[3]		25,950,000	26,729,616
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[3]		16,000,000	15,740,879
5.02% due 10/20/29[3]		9,670,000	9,568,969
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50		15,203,000	13,213,742
3.45% due 06/01/26		11,825,000	11,569,916
Hasbro, Inc.
6.05% due 05/14/34		23,976,000	24,726,384
Air Canada
3.88% due 08/15/26[3]		23,429,000	23,192,346
Marriott International, Inc.
5.50% due 04/15/37		13,500,000	13,502,237
5.35% due 03/15/35		7,100,000	7,158,107
Warnermedia Holdings, Inc.
5.14% due 03/15/52		27,327,000	19,060,583
Whirlpool Corp.
4.60% due 05/15/50		14,513,000	11,050,210
5.75% due 03/01/34		8,070,000	7,867,635
Hilton Domestic Operating Company, Inc.
6.13% due 04/01/32[3]		12,925,000	13,236,945
5.88% due 03/15/33[3]		5,042,000	5,137,183
International Game Technology plc
4.13% due 04/15/26[3]		17,834,000	17,822,905
IGT Lottery Holdings B.V.
4.25% due 03/15/30	EUR	14,500,000	17,381,892
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]		12,800,718	11,529,285
4.25% due 11/15/32[3]		4,469,140	4,284,905
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]		15,676,990	15,697,559
Ferguson Finance plc
3.25% due 06/02/30[3]		11,054,000	10,410,685
4.65% due 04/20/32[3]		5,200,000	5,079,899
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29		6,978,556	6,638,825
3.20% due 06/15/28		4,491,800	4,305,271
3.00% due 10/15/28		3,191,882	3,019,159
3.15% due 02/15/32		134,812	123,797
Polaris, Inc.
6.95% due 03/15/29		13,000,000	13,674,000
United Airlines, Inc.
4.38% due 04/15/26[3]		12,700,000	12,616,042
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]		7,535,500	7,517,266
4.75% due 10/20/28[3]		3,800,000	3,808,812
Sodexo, Inc.
5.80% due 08/15/35[3]		10,275,000	10,589,836
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36		7,117,089	7,259,482
Flutter Entertainment plc
5.00% due 04/29/29	EUR	4,900,000	5,988,767
Essendi SA
5.38% due 05/15/30[3]	EUR	4,850,000	5,822,483
AccorInvest Group S.A.
5.63% due 05/15/32[3]	EUR	2,750,000	3,265,677
5.89% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 05/15/32◊,3	EUR	1,900,000	2,258,003
Live Nation Entertainment, Inc.
6.50% due 05/15/27[3]		4,635,000	4,703,315
LKQ Corp.
6.25% due 06/15/33		3,412,000	3,595,227
William Carter Co.
5.63% due 03/15/27[3]		3,450,000	3,428,554
AutoNation, Inc.
5.89% due 03/15/35		3,330,000	3,377,314
Darden Restaurants, Inc.
4.55% due 02/15/48		3,970,000	3,236,574
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]		1,230,000	1,251,770
Alimentation Couche-Tard, Inc.
3.80% due 01/25/50[3]		1,400,000	1,006,327
General Motors Co.
6.25% due 10/02/43		1,000,000	980,876
Six Flags Entertainment Corporation /Six Flags Theme Parks Incorporated/ Canada's Wonderland Co.
6.63% due 05/01/32[3]		750,000	773,576
JetBlue Class A Pass Through Trust
4.00% due 11/15/32		105,830	99,080
Total Consumer, Cyclical			574,444,128
Communications - 1.5%
Level 3 Financing, Inc.
10.75% due 12/15/30[3]		20,300,000	23,015,125
11.00% due 11/15/29[3]		17,497,967	20,071,719
4.50% due 04/01/30[3]		21,815,000	19,742,575
3.88% due 10/15/30[3]		3,734,709	3,239,860

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
CORPORATE BONDS†† - 28.8% (continued)
Communications - 1.5% (continued)
British Telecommunications plc
4.88% due 11/23/81[3,11]	47,450,000	$43,445,566
4.25% due 11/23/81[3,11]	8,250,000	8,089,595
Sirius XM Radio LLC
3.13% due 09/01/26[3]	26,975,000	26,466,106
4.13% due 07/01/30[3]	12,010,000	11,073,695
Vodafone Group plc
4.13% due 06/04/81[11]	40,537,000	37,047,385
Paramount Global
5.90% due 10/15/40	20,648,000	18,828,287
5.25% due 04/01/44	15,720,000	12,513,154
4.90% due 08/15/44	6,518,000	5,027,521
SoftBank Corp.
5.33% due 07/09/35[3]	34,550,000	34,550,000
Rogers Communications, Inc.
4.55% due 03/15/52	29,725,000	24,204,760
7.13% due 04/15/55[11]	5,650,000	5,726,860
Bell Telephone Company of Canada or Bell Canada
7.00% due 09/15/55[11]	25,250,000	25,610,986
TELUS Corp.
6.63% due 10/15/55[11]	13,850,000	13,932,764
7.00% due 10/15/55[11]	9,850,000	9,915,907
Fox Corp.
6.50% due 10/13/33	17,960,000	19,431,382
Altice France S.A.
5.13% due 07/15/29[3]	17,800,000	14,712,145
5.13% due 01/15/29[3]	2,290,000	1,892,112
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	13,904,000	9,542,452
Time Warner Cable LLC
4.50% due 09/15/42	6,730,000	5,360,326
CSC Holdings LLC
4.13% due 12/01/30[3]	5,772,000	4,072,219
Cogent Communications Group LLC
7.00% due 06/15/27[3]	3,625,000	3,641,610
America Movil SAB de CV
6.13% due 03/30/40	3,250,000	3,390,546
Nokia Oyj
6.63% due 05/15/39	3,240,000	3,358,098
Prosus N.V.
4.99% due 01/19/52[3]	4,320,000	3,333,297
Corning, Inc.
5.75% due 08/15/40	2,970,000	3,011,955
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	1,549,000	1,558,331
Discovery Communications LLC
5.00% due 09/20/37	2,020,000	1,375,014
Match Group Holdings II LLC
4.13% due 08/01/30[3]	1,250,000	1,168,983
Virgin Media Finance plc
5.00% due 07/15/30[3]	1,050,000	959,543
Sunrise FinCo I B.V.
4.88% due 07/15/31[3]	200,000	189,150
Total Communications		419,499,028
Utilities - 1.1%
NRG Energy, Inc.
2.45% due 12/02/27[3]	26,000,000	24,676,887
7.00% due 03/15/33[3]	10,440,000	11,459,936
MN8 Portfolio IV LLC
6.31% due 07/30/45	32,700,000	32,851,065
PacifiCorp
7.38% due 09/15/55[11]	27,250,000	28,328,020
AES Corp.
3.95% due 07/15/30[3]	17,898,000	17,016,108
2.45% due 01/15/31	5,748,000	5,025,150
3.30% due 07/15/25[3]	3,750,000	3,745,819
CMS Energy Corp.
6.50% due 06/01/55[11]	22,615,000	22,669,118
Terraform Global Operating, LP
6.13% due 03/01/26[3]	16,537,000	16,436,974
Brooklyn Union Gas Co.
6.39% due 09/15/33[3]	12,675,000	13,483,459
6.42% due 07/18/54[3]	1,180,000	1,220,599
4.27% due 03/15/48[3]	1,300,000	998,656
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	15,370,080	14,211,553
Public Service Company of Colorado
5.35% due 05/15/34	13,400,000	13,590,780
Alexander Funding Trust II
7.47% due 07/31/28[3]	12,360,000	13,217,620
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[11]	11,740,000	11,988,368
Evercore, Inc.
5.47% due 07/24/32	6,900,000	6,888,079
5.17% due 07/24/30	5,000,000	4,994,743
Black Hills Corp.
6.00% due 01/15/35	7,830,000	8,120,826
5.95% due 03/15/28	50,000	51,793
Boston Gas Co.
5.84% due 01/10/35[3]	7,450,000	7,743,157
Liberty Utilities Co.
5.87% due 01/31/34[3]	6,450,000	6,574,388
Southern Co.
3.75% due 09/15/51[11]	6,620,000	6,528,783
Xcel Energy, Inc.
4.75% due 03/21/28	3,360,000	3,392,619
Arizona Public Service Co.
6.35% due 12/15/32	3,140,000	3,382,796
Alliant Energy Finance LLC
3.60% due 03/01/32[3]	3,680,000	3,333,325
Evergy Kansas Central, Inc.
5.70% due 03/15/53	3,350,000	3,300,993
Enel Finance International N.V.
5.50% due 06/15/52[3]	3,570,000	3,285,152

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
CORPORATE BONDS†† - 28.8% (continued)
Utilities - 1.1% (continued)
Entergy Mississippi LLC
3.85% due 06/01/49		4,410,000	$3,247,314
Appalachian Power Co.
4.40% due 05/15/44		3,730,000	3,025,032
Nevada Power Co.
6.65% due 04/01/36		1,180,000	1,301,276
Southwestern Public Service Co.
4.50% due 08/15/41		1,380,000	1,190,036
Total Utilities			297,280,424
Technology - 1.0%
Foundry JV Holdco LLC
5.88% due 01/25/34[3]		20,056,000	20,379,463
6.20% due 01/25/37[3]		17,300,000	18,007,332
6.40% due 01/25/38[3]		10,950,000	11,530,665
5.90% due 01/25/33[3]		10,100,000	10,470,479
Fiserv, Inc.
5.15% due 08/12/34		20,920,000	20,996,475
2.65% due 06/01/30		7,920,000	7,258,647
5.60% due 03/02/33		3,523,000	3,653,017
5.63% due 08/21/33		2,300,000	2,391,518
Broadcom, Inc.
4.93% due 05/15/37[3]		33,182,000	32,203,924
NetApp, Inc.
5.50% due 03/17/32		27,000,000	27,810,878
Oracle Corp.
3.95% due 03/25/51		33,794,000	24,943,170
Fair Isaac Corp.
5.25% due 05/15/26[3]		15,640,000	15,647,977
6.00% due 05/15/33[3]		1,700,000	1,715,582
Qorvo, Inc.
4.38% due 10/15/29		9,751,000	9,463,489
3.38% due 04/01/31[3]		8,245,000	7,435,022
MSCI, Inc.
3.63% due 09/01/30[3]		12,718,000	11,928,774
3.88% due 02/15/31[3]		1,769,000	1,668,009
3.63% due 11/01/31[3]		1,780,000	1,640,020
Atlassian Corp.
5.50% due 05/15/34		13,490,000	13,852,245
Leidos, Inc.
5.75% due 03/15/33		9,431,000	9,825,242
Cloud Software Group, Inc.
6.50% due 03/31/29[3]		7,200,000	7,267,054
TeamSystem S.p.A.
due 07/01/32[3]	EUR	5,700,000	6,709,151
Constellation Software, Inc.
5.46% due 02/16/34[3]		3,850,000	3,927,333
Total Technology			270,725,466
Basic Materials - 0.6%
Anglo American Capital plc
5.63% due 04/01/30[3]		21,300,000	22,096,063
2.63% due 09/10/30[3]		17,430,000	15,758,098
3.95% due 09/10/50[3]		14,140,000	10,478,113
5.75% due 04/05/34[3]		5,550,000	5,730,975
Rio Tinto Finance USA plc
5.25% due 03/14/35		18,150,000	18,467,352
Steel Dynamics, Inc.
5.25% due 05/15/35		13,300,000	13,314,120
5.75% due 05/15/55		1,800,000	1,744,698
Alumina Pty Ltd.
6.38% due 09/15/32[3]		10,100,000	10,289,695
6.13% due 03/15/30[3]		4,400,000	4,466,260
Alcoa Nederland Holding B.V.
4.13% due 03/31/29[3]		8,600,000	8,197,413
7.13% due 03/15/31[3]		3,200,000	3,358,362
6.13% due 05/15/28[3]		2,800,000	2,814,000
Dow Chemical Co.
6.90% due 05/15/53		12,940,000	13,920,291
Minerals Technologies, Inc.
5.00% due 07/01/28[3]		13,913,000	13,684,966
Yamana Gold, Inc.
2.63% due 08/15/31		9,431,000	8,333,892
4.63% due 12/15/27		3,000,000	2,986,951
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[3]		8,844,000	8,758,246
Novelis Corp.
3.25% due 11/15/26[3]		5,923,000	5,828,086
Fresnillo plc
4.25% due 10/02/50		4,590,000	3,346,616
Carpenter Technology Corp.
6.38% due 07/15/28		178,000	178,483
Total Basic Materials			173,752,680
Transporation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31†††		14,058,000	14,211,906
5.98% due 07/17/34†††		12,672,000	12,663,833
Total Transporation			26,875,739
Government - 0.1%
Amazon Conservation DAC
6.03% due 01/16/42[3]		16,700,000	16,741,750
Total Corporate Bonds
(Cost $8,428,051,662)			8,099,512,212

ASSET-BACKED SECURITIES†† - 22.0%
Collateralized Loan Obligations - 9.9%
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.14% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3		65,000,000	65,160,063
2021-2A C, 7.37% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,3		20,925,000	20,946,254
2021-2A B, 6.42% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,3		19,200,000	19,265,739

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 9.9% (continued)
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	105,004,127	$104,919,137
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,3	49,562,000	48,980,162
2021-FL1 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,3	28,000,000	27,674,058
2021-FL1 C, 6.38% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 02/18/38◊,3	19,200,000	18,902,440
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,3	2,316,414	2,313,326
BXMT Ltd.
2020-FL3 AS, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,3	23,550,000	23,435,971
2020-FL3 C, 7.48% (1 Month Term SOFR + 3.16%, Rate Floor: 3.16%) due 11/15/37◊,3	16,327,000	15,926,014
2020-FL2 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,3	16,000,000	15,766,274
2020-FL2 A, 5.58% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	12,636,581	12,610,937
2020-FL3 B, 7.08% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 11/15/37◊,3	10,600,000	10,391,271
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,3	6,008,500	5,950,559
2020-FL2 C, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 02/15/38◊,3	5,360,000	5,200,766
LoanCore Issuer Ltd.
2021-CRE6 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/15/38◊,3	44,000,000	43,686,966
2021-CRE6 C, 6.73% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,3	22,825,000	22,609,840
2021-CRE5 D, 7.43% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,3	14,350,000	14,350,486
2021-CRE5 A, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.41%) due 07/15/36◊,3	6,122,193	6,120,386
Golub Capital Partners CLO 16M-R3
2025-16A A1R3, 5.95% (3 Month Term SOFR + 1.63%, Rate Floor: 1.63%) due 08/09/39◊,3	51,154,000	51,154,000
2025-16A BR3, 6.27% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/09/39◊,3	18,750,000	18,750,000
2025-16A A2R3, 6.07% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/09/39◊,3	6,000,000	6,000,000
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.61% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	50,000,000	50,172,720

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 9.9% (continued)
2024-5A B, 7.46% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,3	24,950,000	$25,088,874
Cerberus Loan Funding XLII LLC
2023-3A A1, 6.74% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	54,450,000	54,652,723
2023-3A B, 7.61% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,3	15,700,000	15,792,269
Cerberus Loan Funding XL LLC
2023-1A A, 6.66% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	64,859,750	65,091,027
2023-1A B, 7.86% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,3	4,600,000	4,629,330
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.22% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	31,086,823	31,176,412
2021-1A BR, 6.52% (3 Month Term SOFR + 2.26%, Rate Floor: 2.00%) due 04/15/33◊,3	30,400,000	30,502,050
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,3	52,250,000	52,191,229
2025-3A B, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 01/20/37◊,3	7,550,000	7,567,163
FS Rialto
2021-FL3 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,3	31,150,000	31,035,013
2021-FL2 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,3	15,665,000	15,595,477
2021-FL3 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,3	8,420,000	8,383,334
2021-FL2 A, 5.65% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,3	3,334,699	3,328,449
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	40,750,000	40,846,793
2021-4A A2R, 6.48% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,3	16,750,000	16,805,784
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.08% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	47,750,000	47,866,496
2021-3A B, 6.37% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	9,500,000	9,532,636
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.32% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,3	46,200,000	46,361,252
2021-9A BR, 6.47% (3 Month Term SOFR + 2.21%, Rate Floor: 1.95%) due 10/15/33◊,3	6,700,000	6,726,978
2021-9A A1TR, 6.07% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,3	3,450,000	3,461,710

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 9.9% (continued)
Owl Rock CLO III Ltd.
2024-3A AR, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,3	41,250,000	$41,343,856
2024-3A BR, 6.62% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,3	13,500,000	13,549,788
FS Rialto Issuer LLC
2025-FL10 AS, 5.97% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,3	17,750,000	17,558,502
2025-FL10 B, 6.22% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,3	12,950,000	12,780,538
2024-FL9 AS, 6.41% (1 Month Term SOFR + 2.09%, Rate Floor: 2.09%) due 10/19/39◊,3	12,150,000	12,177,401
2024-FL9 B, 6.61% (1 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/19/39◊,3	10,850,000	10,798,392
Golub Capital Partners Clo 49M Ltd.
2025-49A A1R2, due 07/20/38◊,3,5	53,300,000	53,300,000
TRTX Issuer Ltd.
2025-FL6 AS, 6.06% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/18/42◊,3	26,900,000	26,550,053
2025-FL6 A, 5.85% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,3	25,400,000	25,405,938
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,3	41,500,000	41,639,340
2021-5A B, 6.37% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 09/22/33◊,3	8,000,000	8,036,250
Owl Rock CLO XVI LLC
2024-16A A, 6.27% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,3	39,550,000	39,651,117
2024-16A B, 6.77% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,3	9,550,000	9,587,882
Cerberus Loan Funding XLVIII LLC
2024-4A AN, 5.91% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,3	20,150,000	20,211,554
2024-4A B, 6.11% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,3	14,700,000	14,745,532
2024-4A C, 6.56% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/15/36◊,3	10,700,000	10,696,780
Cerberus Loan Funding 50 LLC
2025-1A A, due 07/15/37◊,3,5	43,350,000	43,350,000
AREIT Ltd.
2025-CRE10 A, 5.70% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 12/17/29◊,3	21,850,000	21,831,956
2025-CRE10 AS, 5.86% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 01/17/30◊,3	18,000,000	17,850,026
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,3	38,050,000	38,088,050
Golub Capital Partners CLO 54M L.P
2025-54A BR, due 08/05/37◊,3,5	37,850,000	37,850,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 9.9% (continued)
Golub Capital Partners CLO 54M, LP
2021-54A B, 6.37% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,3	21,000,000	$21,068,321
2021-54A A, 6.05% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,3	16,700,000	16,738,360
LCM XXIV Ltd.
2021-24A BR, 5.93% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 03/20/30◊,3	24,200,000	24,180,667
2021-24A CR, 6.43% (3 Month Term SOFR + 2.16%, Rate Floor: 0.00%) due 03/20/30◊,3	13,050,000	13,079,604
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.06% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,3	28,850,000	28,930,070
2024-1A A12B, 6.26% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/15/36◊,3	7,500,000	7,521,806
Palmer Square CLO Ltd.
2024-4A BR, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 10/20/37◊,3	19,950,000	19,994,736
2024-4A CR, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/37◊,3	16,250,000	16,267,427
KREF Ltd.
2021-FL2 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	19,300,000	19,237,557
2021-FL2 C, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,3	16,600,000	16,472,436
Fortress Credit BSL XV Ltd.
2024-2A AR, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,3	35,000,000	35,055,405
Golub Capital Partners CLO 49M Ltd.
2021-49A BR, 6.43% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 08/26/33◊,3	21,695,000	21,767,815
2021-49A CR, 7.13% (3 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 08/26/33◊,3	12,600,000	12,608,439
Madison Park Funding XLVIII Ltd.
2021-48A B, 5.98% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	27,500,000	27,459,127
2021-48A C, 6.53% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,3	6,650,000	6,665,149
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,3	31,200,000	31,130,480
BCC Middle Market CLO LLC
2021-1A A1R, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,3	30,450,000	30,555,820
Owl Rock CLO II Ltd.
2021-2A ALR, 6.08% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,3	30,350,000	30,327,583
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 5.92% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,3	26,700,000	26,676,942

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 9.9% (continued)
2021-40A C, 6.27% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,3	2,500,000	$2,505,680
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A B, 5.83% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 10/20/38◊,3	27,650,000	27,689,188
Fontainbleau Vegas
, 9.96% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/28◊,†††	26,250,000	26,250,000
Madison Park Funding LIII Ltd.
2022-53A B, 6.02% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,3	24,000,000	24,053,074
BDS Ltd.
2021-FL9 C, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,3	19,500,000	19,421,464
2021-FL9 D, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 11/16/38◊,3	4,400,000	4,376,837
BSPDF Issuer Ltd.
2021-FL1 C, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,3	15,300,000	15,074,971
2021-FL1 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 10/15/36◊,3	5,209,727	5,183,365
2021-FL1 D, 7.18% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,3	3,500,000	3,431,871
BDS LLC
2025-FL14 AS, 5.89% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,3	10,200,000	10,127,336
2024-FL13 A, 5.89% (1 Month Term SOFR + 1.58%, Rate Floor: 1.58%) due 09/19/39◊,3	5,000,000	5,000,840
2024-FL13 AS, 6.31% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,3	4,000,000	3,996,877
2024-FL13 B, 6.56% (1 Month Term SOFR + 2.24%, Rate Floor: 2.24%) due 09/19/39◊,3	3,900,000	3,894,206
Cerberus Loan Funding XLVI, LP
2024-2A A, 6.11% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,3	16,500,000	16,540,616
2024-2A B, 6.56% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,3	5,900,000	5,922,255
Neuberger Berman CLO 32R Ltd.
2025-32RA B, due 07/20/39◊,3,5	22,445,000	22,445,000
VOYA CLO
2024-2A B, 6.07% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,3	14,750,000	14,799,290
2021-2A BR, 6.67% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,3	4,950,000	4,960,989
PFP 2025-12 Ltd.
2025-12 A, 5.81% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 12/18/42◊,3	11,800,000	11,823,679
2025-12 AS, 6.06% (1 Month Term SOFR + 1.74%, Rate Floor: 1.74%) due 12/18/42◊,3	7,554,000	7,567,443

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 9.9% (continued)
Recette CLO Ltd.
2021-1A BRR, 5.93% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 04/20/34◊,3	9,800,000	$9,802,484
2021-1A CRR, 6.28% (3 Month Term SOFR + 2.01%, Rate Floor: 0.00%) due 04/20/34◊,3	9,200,000	9,203,319
AGL CLO 39 Ltd.
2025-39A B, 5.71% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/20/38◊,3	18,910,000	18,928,838
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A CR, 6.67% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,3	18,550,000	18,666,253
BCRED CLO LLC
2025-1A C, 6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/37◊,3	11,300,000	11,290,745
2025-1A B, 5.98% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,3	7,150,000	7,168,661
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 5.93% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,3	14,100,000	14,092,877
2021-32A CR, 6.23% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 01/20/32◊,3	4,200,000	4,211,319
HPS Private Credit CLO 2025-3 LLC
2025-3A B, due 07/20/37◊,3,5	9,150,000	9,150,000
2025-3A A1, due 07/20/37◊,3,5	8,500,000	8,500,000
BSPRT Issuer Ltd.
2021-FL7 C, 6.73% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,3	7,250,000	7,234,640
2021-FL6 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,3	5,550,000	5,473,070
2021-FL7 B, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 12/15/38◊,3	4,875,000	4,861,342
LoanCore
2025-CRE8 AS, 5.91% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,3	13,700,000	13,587,154
2025-CRE8 B, 6.16% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 08/17/42◊,3	3,300,000	3,272,672
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 7.01% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,3	16,570,000	16,645,062
Owl Rock CLO I LLC
2024-1A ANR, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,3	14,400,000	14,457,550
2024-1A BR, 7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/20/36◊,3	1,100,000	1,106,717
Owl Rock CLO XIII LLC
2023-13A B, 7.67% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,3	14,750,000	14,832,876
BCC Middle Market CLO 2019-1 LLC
2025-1A A1RR, due 07/15/36◊,3,5	13,850,000	13,850,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 9.9% (continued)
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.62% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 10/20/36◊,3	13,600,000	$13,615,674
OWL Rock Clo XXI LLC
2025-21A B, 6.22% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 07/24/34◊,3	13,250,000	13,308,924
Owl Rock CLO XIX LLC
2024-19A B, 6.17% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/22/37◊,3	12,700,000	12,751,380
Madison Park Funding LXV Ltd.
2025-65A C, due 07/16/38◊,3,5	12,700,000	12,700,000
BSPRT Issuer LLC
2024-FL11 AS, 6.41% (1 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 07/15/39◊,3	8,900,000	8,920,099
2024-FL11 B, 6.61% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,3	3,800,000	3,775,128
Cerberus Loan Funding XLV LLC
2024-1A B, 6.66% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,3	12,000,000	12,047,627
Greystone Commercial Real Estate Notes
2021-FL3 C, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 07/15/39◊,3	12,000,000	11,855,380
Golub Capital Partners CLO 31M Ltd.
2024-31A BRR, 6.11% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/05/37◊,3	9,500,000	9,523,483
2024-31A CRR, 6.56% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/05/37◊,3	2,250,000	2,248,376
BRSP Ltd.
2024-FL2 A, 6.26% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/37◊,3	5,650,000	5,644,016
2021-FL1 D, 7.13% (1 Month Term SOFR + 2.81%, Rate Floor: 2.70%) due 08/19/38◊,3	4,200,000	4,195,078
2024-FL2 AS, 6.70% (1 Month Term SOFR + 2.38%, Rate Floor: 2.38%) due 08/19/37◊,3	1,850,000	1,838,529
PFP Ltd.
2024-11 A, 6.14% (1 Month Term SOFR + 1.83%, Rate Floor: 1.83%) due 09/17/39◊,3	6,169,428	6,169,825
2024-11 AS, 6.50% (1 Month Term SOFR + 2.19%, Rate Floor: 2.19%) due 09/17/39◊,3	5,009,191	5,010,844
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 6.57% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,3	10,300,000	10,334,979
BSPDF Issuer LLC
2025-FL2 AS, 6.25% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 12/15/42◊,3	10,300,000	10,322,357
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.48% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,3	9,750,000	9,780,860
Acrec LLC
2025-FL3 AS, 5.96% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 08/18/42◊,3	5,900,000	5,870,460

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 9.9% (continued)
2025-FL3 B, 6.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,3	3,250,000	$3,210,701
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 6.04% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,3	9,000,000	9,026,384
Boyce Park CLO Ltd.
2022-1A B1, 6.02% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,3	8,800,000	8,819,723
Madison Park Funding LVIII Ltd.
2024-58A C, 6.73% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,3	8,250,000	8,301,453
Fortress Credit Opportunities XXV CLO LLC
2024-25A A2, 6.01% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊,3	7,200,000	7,235,835
Dryden 37 Senior Loan Fund
2017-37A BR, 5.92% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,3	3,678,679	3,679,723
2017-37A CR, 7.77% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,3	3,333,334	3,355,001
2015-37A SUB, due 01/15/31[3,13]	2,987,987	15,607
Fortress Credit BSL XVI Ltd.
2024-3A BR, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/35◊,3	7,000,000	7,015,195
Owl Rock CLO VIII LLC
2025-8A A2R, 6.08% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/24/37◊,3	6,500,000	6,512,364
Owl Rock CLO IX LLC
2024-9A BR, 6.18% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/22/37◊,3	6,450,000	6,477,665
HGI CRE CLO Ltd.
2021-FL2 B, 5.93% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,3	5,000,000	4,974,809
2021-FL2 C, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 09/17/36◊,3	1,000,000	996,304
Barings CLO Limited 2022-III
2024-3A BR, 6.02% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,3	5,950,000	5,968,874
ACRE Commercial Mortgage Ltd.
2021-FL4 C, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 1.75%) due 12/18/37◊,3	3,100,000	3,038,000
2021-FL4 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.40%) due 12/18/37◊,3	2,604,133	2,565,071
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,3	5,500,000	5,468,632
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,3	5,450,000	5,463,447
Cerberus Loan Funding XLVII LLC
2024-3A B, 6.21% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	5,250,000	5,266,091

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 9.9% (continued)
Sound Point CLO XXIV
2021-3A B1R, 6.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,3	5,150,000	$5,139,730
STWD Ltd.
2021-FL2 C, 6.53% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 04/18/38◊,3	2,820,000	2,787,792
2021-FL2 A, 5.63% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 04/18/38◊,3	2,300,912	2,289,407
Ares LXVII CLO Ltd.
2025-67A BR, 5.83% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 01/25/38◊,3	5,000,000	5,005,913
AGL CLO 42 Ltd.
2025-42A B, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/22/38◊,3	5,000,000	5,002,653
Owl Rock CLO XVII LLC
2024-17A B, 6.21% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	4,300,000	4,312,291
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 6.98% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,3	3,800,000	3,772,522
Carlyle US CLO
2024-4A B, 6.02% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/20/37◊,3	3,700,000	3,711,587
Dryden XXVI Senior Loan Fund
2018-26A CR, 6.37% (3 Month Term SOFR + 2.11%, Rate Floor: 0.00%) due 04/15/29◊,3	3,500,000	3,507,810
Ares XXVII CLO Ltd.
2024-2A CR3, 6.13% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/28/34◊,3	2,800,000	2,802,540
Allegro CLO VII Ltd.
2024-1A CR, 6.26% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/13/31◊,3	2,500,000	2,507,893
Sound Point CLO XXXI Ltd.
2021-3A B, 6.19% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,3	2,200,000	2,199,524
KREF Funding V LLC
6.17% (1 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 06/25/26◊,†††	2,128,019	2,119,641
0.15% due 06/25/26†††,7	5,915,668	6
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[3,13]	8,920,000	1,386,800
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.80% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,3	1,111,978	1,117,917
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[3,13]	461,538	187,846
Voya CLO Ltd.
2013-1A INC, due 10/15/30[3,13]	10,575,071	139,826
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[3,13]	6,859,005	14,151
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[3,13]	3,700,000	370
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,13]	1,500,000	150

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Collateralized Loan Obligations - 9.9% (continued)
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,13]		1,300,000	$130
Total Collateralized Loan Obligations			2,796,374,024
Financial - 3.1%
Station Place Securitization Trust
2024-SP2, 6.01% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,3		50,500,000	50,500,000
2024-SP1, 5.73% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,3		50,500,000	50,500,000
2024-SP4, 5.61% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3		34,275,000	34,275,000
2024-SP3, 5.61% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3		17,125,000	17,125,000
Dogwood State Bank
6.45% due 06/24/32		106,601,473	106,601,473
KKR Core Holding Company LLC
4.00% due 08/12/31†††		73,173,150	67,136,784
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR	51,954,306	61,039,900
LVNV Funding LLC
7.80% due 11/05/28†††		39,400,000	41,408,714
6.84% due 06/12/29†††		11,400,000	11,672,378
Thunderbird A
5.50% due 03/01/37†††		57,700,000	52,962,514
Lightning A
5.50% due 03/01/37†††		57,700,000	52,962,514
Station Place Securitization Trust Series 2025-SP1
2025-SP1, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/02/26◊,†††,3		50,725,000	50,725,000
Strategic Partners Fund VIII, LP
6.93% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		32,348,881	32,169,537
6.92% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††		13,650,106	13,572,977
Ceamer Finance LLC
6.79% due 11/15/39†††		27,460,445	27,852,059
3.69% due 03/24/31†††		9,695,146	9,316,523
6.92% due 11/15/37†††		5,715,001	5,838,673
Project Onyx I
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		42,003,015	41,941,844
Metis Issuer, LLC
6.89% due 05/15/55†††		29,900,000	29,797,381
Project Onyx
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/28◊,†††		23,009,393	22,969,339
HarbourVest Structured Solutions IV Holdings, LP
7.35% (3 Month Term SOFR + 3.05%, Rate Floor: 0.00%) due 09/15/26◊,†††		12,321,252	12,290,420
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR	8,091,316	9,437,657
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††		15,650,000	16,046,465
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††		11,639,245	11,598,279
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		10,597,071	10,551,954
Akso Health Group
7.27% due 12/31/44†††		8,400,000	8,516,989
Nassau LLC
2019-1, 3.98% due 08/15/34[9]		6,589,465	6,146,215
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[3]		664,322	662,044
Total Financial			855,617,633
Transport-Aircraft - 2.2%
AASET Trust
2024-1A, 6.26% due 05/16/49[3]		48,069,457	49,339,803
2021-1A, 2.95% due 11/16/41[3]		36,295,372	34,488,026
2021-2A, 2.80% due 01/15/47[3]		29,900,422	27,831,552

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Transport-Aircraft - 2.2% (continued)
2020-1A, 3.35% due 01/16/40[3]	6,666,308	$6,473,974
2019-2, 3.38% due 10/16/39[3]	476,514	473,479
Slam Ltd.
2024-1A, 5.34% due 09/15/49[3]	33,538,311	33,448,626
2025-1A, 5.81% due 05/15/50[3]	26,600,000	27,048,439
2021-1A, 2.43% due 06/15/46[3]	14,568,750	13,648,430
2021-1A, 3.42% due 06/15/46[3]	1,125,000	1,046,459
AASET Ltd.
2024-2A, 5.93% due 09/16/49[3]	48,794,324	49,548,743
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	50,455,029	47,159,866
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[3]	45,942,262	45,440,008
Next10, Inc.
6.73% due 12/15/30†††	44,483,470	45,379,616
AASET MT-1 Ltd.
2025-2A, 5.52% due 02/16/50[3]	33,350,000	33,670,627
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[3]	23,119,574	23,441,893
2021-1A, 3.47% due 01/15/46[3]	9,738,525	9,594,466
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	34,904,491	32,521,551
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[3]	28,892,229	29,408,983
ALTDE Trust
2025-1A, 5.90% due 08/15/50[3]	26,785,816	27,311,683
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	18,955,762	18,103,890
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	17,568,008	16,976,497
AASET
2025-1A, 5.94% due 02/16/50[3]	12,730,369	12,962,056
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	12,172,516	11,671,008
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	10,529,007	10,242,828
MAPS Trust
2021-1A, 2.52% due 06/15/46[3]	8,900,018	8,384,610
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	4,479,985	4,396,038
2017-1, 4.58% due 02/15/42[3]	524,016	516,683
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	3,808,382	3,702,106
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	3,618,786	3,611,591
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	633,129	632,895
Total Transport-Aircraft		628,476,426
Infrastructure - 2.0%
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	52,900,000	53,293,841
2025-1A, 5.04% due 03/25/55[3]	35,700,000	35,215,290
2024-1A, 6.28% due 03/25/54[3]	9,550,000	9,740,229
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50[3]	35,000,000	34,639,196
2023-3A, 5.90% due 10/25/48[3]	31,313,000	31,561,372
2024-1A, 5.90% due 03/25/49[3]	16,250,000	16,519,212
2023-2A, 5.90% due 07/25/48[3]	6,000,000	6,049,303
2023-1A, 5.90% due 03/25/48[3]	6,000,000	6,028,315
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	40,900,000	39,085,966
2024-1A, 5.59% due 05/15/54[3]	28,950,000	29,322,792
2024-1A, 6.64% due 05/15/54[3]	3,950,000	4,050,619
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[3]	31,200,000	32,176,310
2024-1A, 5.89% due 06/20/54[3]	22,750,000	23,091,528
2021-1, 2.31% due 11/20/51[3]	5,350,000	5,147,919
2024-1A, 9.19% due 06/20/54[3]	3,860,000	4,056,181
2021-1, 2.66% due 11/20/51[3]	4,025,000	3,880,182

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Infrastructure - 2.0% (continued)
2024-1A, 6.67% due 06/20/54[3]	3,150,000	$3,224,056
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[3]	69,925,000	70,860,282
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	47,980,000	46,374,253
2023-1A, 6.00% due 08/17/48[3]	2,600,000	2,624,605
2023-2A, 6.50% due 11/16/48[3]	1,345,000	1,372,452
Vantage Data Centers Issuer LLC
2024-1A, 5.10% due 09/15/54[3]	30,550,000	30,339,706
2020-1A, 1.65% due 09/15/45[3]	3,100,000	3,075,858
SBA Tower Trust
4.83% due 10/15/29[3]	22,150,000	22,173,147
6.60% due 01/15/28[3]	3,800,000	3,905,140
Blue Stream Issuer LLC
2023-1A, 5.40% due 05/20/53[3]	6,625,000	6,647,391
2024-1A, 5.41% due 11/20/54[3]	5,100,000	5,137,905
Compass Datacenters Issuer II LLC
2025-1A, 5.32% due 05/25/50[3]	9,669,000	9,789,959
ALLO Issuer LLC
2025-1A, 5.53% due 04/20/55[3]	8,150,000	8,255,489
2024-1A, 5.94% due 07/20/54[3]	1,000,000	1,015,190
Total Infrastructure		548,653,688
Whole Business - 1.7%
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[3]	36,019,000	35,627,960
2024-1A, 6.51% due 07/30/54[3]	28,407,250	29,111,909
2024-1A, 6.27% due 07/30/54[3]	18,805,500	19,265,654
2024-1A, 6.03% due 07/30/54[3]	9,452,500	9,612,225
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	93,662,183	89,340,553
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	43,399,680	40,467,333
2022-1A, 3.13% due 01/25/52[3]	22,736,250	21,355,591
2024-1A, 6.17% due 01/25/54[3]	16,412,250	16,907,202
2019-1A, 3.88% due 10/25/49[3]	6,478,920	6,372,134
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[3]	23,211,650	19,702,030
2020-1A, 3.85% due 01/20/50[3]	12,075,698	11,817,601
2021-1A, 2.19% due 08/20/51[3]	9,907,975	9,045,386
2020-1A, 4.34% due 01/20/50[3]	6,932,892	6,621,164
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[3]	25,117,500	23,804,681
2024-1A, 5.86% due 12/05/54[3]	12,000,000	12,223,462
2022-1A, 3.73% due 03/05/52[3]	1,191,000	1,135,211
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]	27,705,831	24,069,280
2020-1, 2.84% due 01/30/51[3]	9,216,507	8,561,989
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[3]	25,317,775	26,161,900
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	17,392,559	17,392,286
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[3]	15,786,875	15,649,283
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[3]	11,972,514	11,810,382
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	7,802,000	7,696,012
Total Whole Business		463,751,228
Net Lease - 0.9%
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]	21,796,445	21,093,850
2024-2A, 5.25% due 05/15/54[3]	14,007,708	13,905,410
2024-3A, 4.55% due 10/15/54[3]	9,757,656	9,238,225
2024-2A, 4.90% due 05/15/54[3]	3,348,333	3,336,438
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	26,286,885	25,867,920
2016-1A, 4.32% due 10/20/46[3]	10,416,648	10,220,670
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	20,275,457	20,385,279
2020-1, 2.28% due 07/15/60[3]	10,075,718	9,969,414

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Net Lease - 0.9% (continued)
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	19,862,398	$18,619,445
2020-1A, 3.25% due 02/15/50[3]	3,366,493	3,104,127
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[3]	10,050,000	9,247,516
2021-1, 3.04% due 07/20/51[3]	5,050,000	4,334,247
2021-1, 3.44% due 07/20/51[3]	3,215,000	2,766,004
2021-1, 2.51% due 07/20/51[3]	3,000,000	2,746,450
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	15,170,917	15,049,962
2023-1A, 5.55% due 02/20/53[3]	3,479,583	3,407,356
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]	14,881,250	14,535,718
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[3]	12,544,000	10,548,402
2021-1A, 3.70% due 06/20/51[3]	3,511,339	3,075,738
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[3]	10,033,742	10,066,226
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[3]	10,000,000	9,168,415
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.69% due 05/20/54[3]	5,965,000	6,039,103
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[3]	6,518,875	5,462,250
CARS-DB7, LP
2023-1A, 5.75% due 09/15/53[3]	4,271,313	4,301,679
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	4,312,872	3,872,461
Store Master Funding I-VII
2018-1A, 4.74% due 10/20/48[3]	2,787,550	2,720,832
Total Net Lease		243,083,137
Single Family Residence - 0.9%
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[3]	31,239,000	31,154,226
2024-SFR4, 4.65% due 11/17/41[3]	10,775,000	10,602,709
2024-SFR3, 5.00% due 08/17/41[3]	10,500,000	10,460,843
2024-SFR2, 4.75% due 06/17/40[3]	9,980,660	10,006,381
2024-SFR3, 5.25% due 08/17/41[3]	9,550,000	9,515,271
2024-SFR2, 5.90% due 06/17/40[3]	9,215,000	9,319,648
2024-SFR2, 5.70% due 06/17/40[3]	7,950,000	8,080,505
2021-SFR1, 2.59% due 07/17/38[3]	7,000,000	6,779,170
2024-SFR1, 4.75% due 04/17/41[3]	3,600,000	3,570,612
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[3]	21,640,000	21,458,417
2020-SFR2, 4.00% due 10/19/37[3]	20,340,000	20,150,509
2020-SFR2, 3.37% due 10/19/37[3]	13,010,000	12,870,986
2021-SFR1, 2.19% due 08/17/38[3]	13,174,000	12,702,060
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[3]	46,315,940	44,386,436
2021-3, 2.80% due 01/17/41[3]	15,018,370	13,949,747
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[3]	13,100,000	12,605,762
Total Single Family Residence		237,613,282
Transport-Container - 0.4%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	32,788,896	31,429,737
2021-2A, 2.23% due 04/20/46[3]	2,166,667	2,020,393
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[3]	30,178,125	30,608,993
Triton Container Finance IX LLC
2025-1A, 5.43% due 06/20/50[3]	21,100,000	21,265,945
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]	21,486,400	19,105,153
MC Ltd.
2021-1, 2.63% due 11/05/35[3]	7,788,693	7,271,158

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.0% (continued)
Transport-Container - 0.4% (continued)
CLI Funding IX LLC
2025-1A, 5.35% due 06/20/50[3]	4,700,000	$4,735,067
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	2,150,068	1,971,111
Total Transport-Container		118,407,557
Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	111,754,127	106,803,687
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[3]	2,700,000	2,523,165
2021-13A C2, 3.65% due 07/27/39[3]	1,950,000	1,806,800
Total Collateralized Debt Obligations		111,133,652
Insurance - 0.3%
Obra Longevity
8.48% due 06/30/39†††	67,000,000	70,065,253
CHEST
7.13% due 03/23/43†††	17,190,000	17,908,877
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[3]	1,800,922	1,769,329
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[3]	1,332,690	1,308,881
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[3]	327,507	328,409
VICOF 2
4.00% due 02/22/30†††	272,931	270,696
SPSS
5.14% due 11/15/52†††,9	127,247	117,423
Total Insurance		91,768,868
Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[3]	18,193,327	18,519,064
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[3]	7,980,332	7,962,746
2025-1A, 5.55% due 04/15/50[3]	3,650,000	3,673,977
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[3]	6,632,916	6,706,486
GreenSky Home Improvement Issuer Trust
2024-2, 5.26% due 10/27/59[3]	2,700,000	2,715,304
Total Unsecured Consumer Loans		39,577,577
Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[3]	15,350,000	16,187,900
2023-8A, 6.02% due 02/20/30[3]	11,000,000	11,497,449
2024-3A, 5.58% due 12/20/30[3]	8,250,000	8,448,209
2025-2A, 5.51% due 08/20/31[3]	3,250,000	3,313,127
Total Automotive		39,446,685
Total Asset-Backed Securities
(Cost $6,200,874,391)		6,173,903,757

U.S. GOVERNMENT SECURITIES†† - 15.2%
United States Treasury Inflation Indexed Bonds
2.13% due 01/15/35	610,358,364	620,315,781
1.88% due 07/15/34	508,686,047	509,076,056
2.13% due 04/15/29	316,314,891	324,817,694
1.63% due 10/15/29	261,988,370	265,203,764
1.25% due 04/15/28	144,954,459	144,681,691
1.38% due 07/15/33	29,540,516	28,686,282
U.S. Treasury Bonds
4.38% due 11/15/39[14]	481,310,000	471,815,409
due 05/15/51[6,14,15]	1,576,540,000	444,684,375
due 05/15/44[7,15]	398,930,000	154,815,079
due 08/15/54[6,15]	615,170,000	151,948,319
due 02/15/54[6,15]	428,590,000	107,598,415
due 02/15/46[7,15]	290,070,000	103,113,205
due 11/15/51[6,15]	275,000,000	75,870,671
4.75% due 05/15/55	38,230,000	38,008,983
due 11/15/44[7,15]	75,000,000	28,392,003
4.63% due 02/15/55	5,000,000	4,867,187
U.S. Treasury Notes
4.13% due 11/30/29	265,300,000	269,196,594
4.25% due 02/28/31	197,000,000	200,801,485
4.00% due 03/31/30	105,880,000	106,864,354
4.25% due 05/15/35	83,180,000	83,309,969
4.63% due 02/15/35[14]	60,600,000	62,522,156
4.00% due 05/31/30	10,980,000	11,086,369
3.63% due 08/31/29	8,450,000	8,408,080
U.S. Treasury Strip Principal
due 02/15/51[6,15]	235,000,000	66,992,841
Total U.S. Government Securities
(Cost $4,526,092,192)		4,283,076,762

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.3%
Financial - 1.4%
Higginbotham Insurance Agency, Inc.
8.83% (1 Month Term SOFR + 4.51%, Rate Floor: 4.51%) due 11/24/28†††		49,473,092	$49,153,547
9.08% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††		4,062,526	4,036,286
QTS Good News Facility
7.10% (SOFR + 2.75%, Rate Floor: 0.00%) due 10/09/28◊,†††		49,925,000	49,904,560
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31		44,934,909	44,876,943
Citadel Securities, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31		42,462,058	42,616,195
Asurion LLC
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30		23,899,400	23,279,450
Cegid Group
5.44% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/17/30	EUR	18,950,000	22,282,548
CPI Holdco B, LLC
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/17/31		19,800,000	19,775,250
HighTower Holding LLC
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/03/32		19,742,912	19,677,168
Alliant Holdings Intermediate LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31		19,566,675	19,568,827
Cliffwater LLC
9.28% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 03/19/32†††		19,574,017	19,509,996
Eisner Advisory Group
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31		16,695,924	16,758,533
Galaxy Bidco Ltd.
6.04% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/19/29	EUR	13,250,000	15,652,109
Eagle Point Holdings Borrower, LLC
8.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††		14,877,692	14,877,692
Focus Financial Partners LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31		14,447,400	14,413,160
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31		8,532,125	8,542,790
Amwins Group, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32		7,263,500	7,264,807
Corpay, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28		4,676,500	4,675,518
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31		3,927,918	3,936,088
Virtu Financial
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31		2,670,000	2,676,675
Ardonagh Midco 3 plc
7.04% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/15/31		1,396,500	1,384,281

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.3% (continued)
Financial - 1.4% (continued)
CPI Holdco B LLC
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31		1,141,375	$1,137,380
Total Financial			405,999,803
Consumer, Cyclical - 1.2%
Peer Holding III BV
6.80% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31		18,942,525	19,027,766
5.23% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/26/31	EUR	4,300,000	5,067,141
4.73% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 07/01/31	EUR	2,000,000	2,352,333
Prime Security Services Borrower LLC
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/07/32		20,398,875	20,203,454
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/13/30		4,966,294	4,966,294
MB2 Dental Solutions LLC
9.83% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††		24,972,137	24,874,515
Allwyn Entertainment Financing US LLC
6.23% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/02/31		19,104,120	18,968,863
4.93% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/19/32	EUR	5,000,000	5,869,816
Betclic Everest Group SAS
5.39% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/10/31	EUR	18,200,000	21,439,034
Grant Thornton Advisors LLC
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/30/31		21,290,000	21,311,290
Clarios Global, LP
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32		11,750,000	11,757,403
5.18% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/28/32	EUR	4,350,000	5,110,174
4.93% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR	2,850,870	3,343,323
Tripadvisor, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31		19,864,801	19,790,308
Restaurant Brands
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30		19,651,003	19,544,494
First Brands Group LLC
9.54% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		19,556,881	18,412,022
Life Time, Inc.
6.53% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/05/31		14,925,000	14,954,850
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 11/13/28		14,278,179	14,296,027
PCI Gaming Authority, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31		11,253,628	11,242,712
PHM Group Holding OY
5.72% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/25/32	EUR	9,100,000	10,631,712
Entain Holdings (Gibraltar) Ltd.
5.29% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR	7,800,000	9,205,617
Packers Holdings LLC
7.68% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28		14,287,658	7,643,897

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.3% (continued)
Consumer, Cyclical - 1.2% (continued)
Wyndham Hotels & Resorts, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/30		7,543,800	$7,569,374
B&B Hotels
5.68% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/21/31	EUR	4,250,000	4,992,448
Scientific Games Corp.
7.28% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29		4,962,500	4,955,999
Caesars Entertainment, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30		4,699,401	4,690,002
Blue Ribbon LLC
12.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) (in-kind rate was 4.00%) due 05/08/28[16]		4,507,964	4,507,964
Seaworld Parks & Entertainment, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 12/04/31		4,466,250	4,455,084
Go Daddy Operating Company LLC
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/30/31		4,227,300	4,230,513
MX Holdings US, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/19/32		2,820,000	2,830,575
Valvoline, Inc.
due 03/19/32		2,300,000	2,306,394
Station Casinos LLC
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/31		2,172,500	2,175,129
Frontdoor, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/19/31		2,089,500	2,093,428
WW International, Inc.
8.04% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28[12]		1,395,000	456,863
Rent-A-Center, Inc.
7.03% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28†††		454,940	456,077
Total Consumer, Cyclical			335,732,895
Industrial - 0.9%
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32		14,318,050	14,252,473
5.23% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/17/32	EUR	12,000,000	13,940,952
Quikrete Holdings, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31		11,780,860	11,754,706
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32		8,324,138	8,309,570
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29		6,530,656	6,525,627
EMRLD Borrower, LP
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30		18,242,200	18,216,843
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31		7,761,347	7,743,419
Total Webhosting Solutions B.V.
6.43% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/04/31	EUR	19,000,000	22,380,514
Clean Harbors, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/08/28		21,849,370	22,035,090
Capstone Acquisition Holdings, Inc.
8.93% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††		20,879,932	20,778,857

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.3% (continued)
Industrial - 0.9% (continued)
United Rentals, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31		17,651,563	$17,783,949
United Airlines, Inc.
6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31		17,229,642	17,236,878
Red SPV LLC
6.56% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/06/32		17,200,000	17,157,000
Genesee & Wyoming, Inc.
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31		15,086,000	14,996,389
AS Mileage Plan Ltd.
6.27% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/31		11,343,000	11,379,865
Brown Group Holding LLC
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31		4,920,779	4,924,224
6.81% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31		4,444,837	4,449,371
StandardAero
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31		7,890,350	7,891,455
Jefferies Finance LLC
6.43% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/02/32		5,037,375	5,049,968
TransDigm, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32		4,813,625	4,820,075
Dispatch Terra Acquisition LLC
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28		3,737,901	3,660,489
Air Canada
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31		3,407,495	3,406,439
CPG International LLC
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/26/31		3,059,625	3,055,800
Fugue Finance LLC
due 01/09/32		3,000,000	3,016,260
Knife River Corp.
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/08/32		2,518,688	2,523,423
Hillman Group, Inc.
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 07/14/28		1,530,031	1,531,943
Merlin Buyer, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28		606,509	601,457
API Heat Transfer Thermasys Corp.
12.58% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††		20,013	20,013
9.58% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††		11,583	11,583
Total Industrial			269,454,632
Consumer, Non-cyclical - 0.6%
Southern Veterinary Partners LLC
7.53% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31		36,473,435	36,488,025
Nidda Healthcare Holding GmbH
6.05% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/21/30	EUR	24,166,306	28,458,331
Quirch Foods Holdings LLC
9.57% (3 Month Term SOFR + 5.26%, Rate Floor: 6.26%) due 10/27/27		28,228,342	26,317,848

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.3% (continued)
Consumer, Non-cyclical - 0.6% (continued)
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31		23,655,713	$23,374,919
Women's Care Holdings, Inc.
8.88% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28		15,434,359	14,122,439
Blue Ribbon LLC
10.29% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28		12,065,625	9,220,189
Hanger, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31		9,075,401	9,084,113
Reynolds Consumer Products LLC
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/04/32		8,475,463	8,503,686
HAH Group Holding Co. LLC
9.33% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31		4,431,754	4,291,666
CHG PPC Parent LLC
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28		1,524,037	1,527,847
Elanco Animal Health, Inc.
6.17% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27		1,018,997	1,017,856
Medline Borrower LP
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 10/23/28		845,750	846,164
Energizer Holdings, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/13/32		404,893	405,273
Total Consumer, Non-cyclical			163,658,356
Technology - 0.5%
Polaris Newco LLC
9.22% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/02/28	GBP	21,841,998	28,044,365
5.68% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/02/28	EUR	4,961,340	5,562,628
Visma AS
6.08% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/05/28†††	EUR	23,750,000	27,840,775
Gen Digital, Inc.
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/32		13,600,000	13,569,400
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29		10,546,828	10,527,106
Datix Bidco Ltd.
9.46% (6 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 04/30/31†††	GBP	10,570,675	14,411,514
9.54% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 04/30/31†††		2,613,869	2,596,236
9.56% ((6 Month GBP SONIA + 5.50%) and (6 Month Term SOFR + 5.25%), Rate Floor: 6.00%) due 10/30/30†††		494,100	441,338
9.56% ((6 Month GBP SONIA + 5.50%) and (6 Month Term SOFR + 5.25%), Rate Floor: 6.00%) due 10/30/30†††	GBP	70,586	86,540
WEX, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 03/05/32		17,500,000	17,445,400

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.3% (continued)
Technology - 0.5% (continued)
Modena Buyer LLC
8.78% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31		11,343,000	$10,903,459
Aston FinCo SARL
8.99% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26†††	GBP	5,569,015	7,452,974
Dun & Bradstreet Corp.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/18/29		4,300,646	4,296,948
Aston FinCo SARL
8.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 10/09/26		730,086	700,277
CCC Intelligent Solutions, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/23/32		348,250	348,208
Total Technology			144,227,168
Communications - 0.3%
Speedster Bidco GmbH
5.88% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/10/31	EUR	10,200,000	12,018,287
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31		9,945,075	9,988,634
Authentic Brands
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/11/32		19,251,750	19,195,535
SBA Senior Finance II LLC
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/25/31		13,398,241	13,410,032
MasOrange Finco Plc
due 03/20/31	EUR	10,000,000	11,681,904
Level 3 Financing, Inc.
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/21/32		5,680,000	5,737,993
Zayo Group Holdings, Inc.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27		1,652,094	1,568,168
UPC Financing Partnership
6.79% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32		1,300,000	1,296,204
Xplore, Inc.
6.09% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31		1,423,884	1,051,296
Xplore, Inc.
9.59% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[16]		403,208	381,031
Total Communications			76,329,084
Energy - 0.2%
Colonial Pipeline
due 06/11/32		23,500,000	23,329,625
ITT Holdings LLC
7.05% (1 Month Term SOFR + 2.73%, Rate Floor: 3.23%) due 10/11/30		14,903,022	14,917,925
Venture Global Calcasieu Pass LLC
7.30% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26		4,727,118	4,718,278
WhiteWater DBR Holdco LLC
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/03/31		4,565,558	4,565,558
Total Energy			47,531,386
Basic Materials - 0.1%
Arsenal AIC Parent LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30		8,589,949	8,570,622
Novelis Holdings, Inc.
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/11/32		8,379,000	8,389,474
Trinseo Materials Operating S.C.A.
7.09% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28		10,656,000	4,553,948

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.3% (continued)
Basic Materials - 0.1% (continued)
Minerals Technologies, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/26/31	995,000	$993,756
GrafTech Finance, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	979,768	982,217
Total Basic Materials		23,490,017
Utilities - 0.1%
Calpine Construction Finance Company, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	10,350,000	10,343,376
UGI Energy Services LLC
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30	3,763,332	3,773,681
AL GCX Holdings LLC
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/30/32	2,100,000	2,096,073
TerraForm Power Operating LLC
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/21/29	1,187,678	1,186,194
Total Utilities		17,399,324
Total Senior Floating Rate Interests
(Cost $1,479,755,265)		1,483,822,665

FEDERAL AGENCY BONDS†† - 1.0%
Tennessee Valley Authority
4.25% due 09/15/65	139,137,000	112,094,333
5.25% due 02/01/55	65,033,000	63,447,430
4.63% due 09/15/60	60,988,000	53,347,545
5.38% due 04/01/56	9,283,000	9,225,501
due 09/15/53[7,15]	1,612,000	339,858
due 09/15/55[7,15]	1,612,000	302,558
due 09/15/56[7,15]	1,612,000	284,523
due 03/15/57[7,15]	1,612,000	276,726
due 09/15/57[7,15]	1,612,000	269,141
due 09/15/58[7,15]	1,612,000	253,769
due 03/15/59[7,15]	1,612,000	246,802
due 09/15/59[7,15]	1,612,000	240,025
due 09/15/60[7,15]	1,612,000	227,028
due 09/15/54[7,15]	1,020,000	202,923
due 03/15/61[7,15]	1,020,000	139,708
due 09/15/61[7,15]	1,020,000	135,872
due 09/15/62[7,15]	1,020,000	128,514
due 03/15/63[7,15]	1,020,000	124,986
due 09/15/63[7,15]	1,020,000	121,104
due 09/15/64[7,15]	1,020,000	114,534
due 03/15/65[7,15]	1,020,000	110,955
due 09/15/65[7,15]	1,020,000	107,898
Tennessee Valley Authority Principal Strips
due 01/15/48[6,15]	38,804,000	11,458,084
due 12/15/42[6,15]	23,785,000	9,486,195
due 01/15/38[15]	15,800,000	8,458,309
due 09/15/39[6,15]	8,655,000	4,176,375
due 04/01/56[6,15]	11,415,000	2,072,633
due 09/15/65[6,15]	3,500,000	371,689
Federal Farm Credit Bank
3.11% due 08/05/48	1,500,000	1,081,942
2.69% due 11/29/41	350,000	252,605
2.58% due 03/15/41	350,000	252,453
2.40% due 09/16/41	350,000	243,129
1.99% due 07/30/40	300,000	202,280
2.60% due 09/06/39	250,000	187,559
2.90% due 12/09/41	220,000	163,413
2.59% due 12/30/41	180,000	127,987
2.74% due 11/01/39	144,000	109,704
2.84% due 06/01/46	140,000	94,845
2.59% due 08/24/46	140,000	90,369
3.67% due 02/26/44	70,000	57,701
Federal Home Loan Bank
2.15% due 02/25/41	350,000	237,270
2.45% due 08/16/41	270,000	189,441
3.63% due 06/22/43	100,000	82,816
Freddie Mac
2.25% due 09/15/50	360,000	202,932
Total Federal Agency Bonds
(Cost $403,255,843)		281,341,464

FOREIGN GOVERNMENT DEBT†† - 0.2%
Israel Government International Bond
5.38% due 03/12/29	9,800,000	9,988,370
5.63% due 02/19/35	8,750,000	8,892,165
5.38% due 02/19/30	5,250,000	5,350,162
Panama Government International Bond
4.50% due 04/16/50	22,700,000	15,307,367
Saudi Government International Bond
5.63% due 01/13/35[3]	13,900,000	14,492,017
Total Foreign Government Debt
(Cost $62,615,736)		54,030,081

MUNICIPAL BONDS†† - 0.1%
California - 0.1%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	10,335,000	10,865,492
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	6,261,440
Hillsborough City School District General Obligation Unlimited
due 09/01/37[15]	1,000,000	533,349
due 09/01/39[15]	1,000,000	468,874

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.1% (continued)
California - 0.1% (continued)
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	$950,063
Total California		19,079,218
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	4,550,000	4,657,205
6.63% due 02/01/35	1,400,000	1,486,554
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	4,634,916
Total Illinois		10,778,675
Texas - 0.0%
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,356,320
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	1,784,266
Total Texas		4,140,586
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	1,908,133
Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	723,880
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	442,822
Total Oklahoma		1,166,702
Total Municipal Bonds
(Cost $41,573,729)		37,073,314

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
4.02% due 07/31/25[17]	12,900,000	12,855,205
Total U.S. Treasury Bills
(Cost $12,855,388)		12,855,205

FEDERAL AGENCY DISCOUNT NOTES†† - 0.0%
Federal Home Loan Bank
4.10% due 07/01/25[17]	10,500,000	10,500,000
Total Federal Agency Discount Notes
(Cost $10,500,000)		10,500,000

REPURCHASE AGREEMENTS††,18 - 0.2%
BofA Securities, Inc.
issued 06/30/25 at 4.37% due 07/01/25	22,678,602	22,678,602
BNP Paribas
issued 06/30/25 at 4.37% due 07/01/25	14,174,126	14,174,126
J.P. Morgan Securities LLC
issued 06/30/25 at 4.37% due 07/01/25	14,174,126	14,174,126
Bank of Montreal
issued 06/30/25 at 4.34% due 07/01/25	2,834,825	2,834,825
Total Repurchase Agreements
(Cost $53,861,679)		53,861,679

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	139,218,000	$2,604,606
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD	70,580,000	2,303,801
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD	27,674,000	2,321,544
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD	56,463,000	1,843,008
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	41,765,000	781,374
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD	12,467,000	406,935
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD	12,741,000	238,369
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $332,246,504)	EUR	283,040,000	53,574
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $332,246,504)	EUR	283,040,000	53,574
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $232,573,727)	EUR	198,129,000	38,125
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $109,845,361)	EUR	93,577,000	18,007
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $99,671,603)	EUR	84,910,000	16,339
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $18,087,855)	EUR	15,409,000	2,965
Total Foreign Exchange Options			10,682,221
Total OTC Options Purchased
(Cost $24,323,509)			10,682,221

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,19 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	440,817,500	7,866,723
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	440,817,500	7,866,723
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	440,817,500	7,866,723
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50%	USD	440,817,500	7,866,723
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $768,903,385)	GBP	561,100,000	5,606,749
Total Interest Rate Swaptions			37,073,641
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $768,903,385)	GBP	561,100,000	257,638
Total Interest Rate Swaptions			257,638
Total OTC Interest Rate Swaptions Purchased
(Cost $26,153,706)			37,331,279
Total Investments - 119.6%
(Cost $34,635,159,296)			$33,640,111,659

OTC OPTIONS WRITTEN†† - 0.0%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	12,741,000	(57,862)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	41,765,000	(189,673)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD	139,218,000	(632,249)
Total Foreign Exchange Options			(879,784)
Total OTC Options Written
(Premiums received $1,529,741)			(879,784)

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Contracts/Notional Value		Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,19 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $768,903,385)	GBP	561,100,000	$(2,819,648)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	440,817,500	(3,487,258)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	440,817,500	(3,487,259)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	440,817,500	(3,487,259)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00%	USD	440,817,500	(3,487,259)
Total Interest Rate Swaptions			(16,768,683)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $768,903,385)	GBP	561,100,000	(1,208,043)
Total Interest Rate Swaptions			(1,208,043)
Total OTC Interest Rate Swaptions Written
(Premiums received $15,491,834)			(17,976,726)
Other Assets & Liabilities, net - (19.5)%			(5,489,519,877)
Total Net Assets - 100.0%			$28,131,735,272

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$44,055,000	$(3,262,362)	$(2,502,403)	$(759,959)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	44,055,000	(6,704,658)	(5,978,035)	(726,623)
						$(9,967,020)	$(8,480,438)	$(1,486,582)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$389,640,000	$24,613,134	$2,680	$24,610,454
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	584,523,266	16,357,282	2,889	16,354,393
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	650,000,000	7,865,448	2,322	7,863,126
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.17%	Annually	01/27/32	177,500,000	6,864,878	1,281	6,863,597
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.80%	Annually	04/01/32	225,000,000	3,720,742	1,591	3,719,151
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.59%	Annually	01/02/28	660,000,000	2,335,516	2,042	2,333,474
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	1,337,210,000	2,159,969	507	2,159,462
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.96%	Annually	04/03/34	53,740,000	1,321,730	459	1,321,271
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.73%	Annually	12/04/34	163,000,000	831,489	1,346	830,143
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	900,000,000	(995,013)	2,395	(997,408)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	1,803,000,000	(26,043,181)	3,413	(26,046,594)
								$39,031,994	$20,925	$39,011,069

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CAD	Sell	302,000	221,397 USD	07/16/25	$(561)
Barclays Bank plc	GBP	Sell	675,000	925,922 USD	07/16/25	(654)
Morgan Stanley Capital Services LLC	EUR	Sell	20,560,000	23,899,634 USD	07/16/25	(347,529)
Citibank, N.A.	GBP	Sell	50,230,000	68,092,245 USD	07/16/25	(858,725)
Barclays Bank plc	EUR	Sell	297,490,000	342,553,488 USD	07/16/25	(8,287,390)
						$(9,494,859)

OTC Interest Rate Swaptions Purchased

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	$440,817,500	$7,866,723
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	440,817,500	7,866,723
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	440,817,500	7,866,723
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	440,817,500	7,866,723
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	768,903,385	5,606,749
								$37,073,641
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	$768,903,385	$257,638

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

OTC Interest Rate Swaptions Written

Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	$768,903,385	$(2,819,648)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	440,817,500	(3,487,259)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	440,817,500	(3,487,259)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	440,817,500	(3,487,258)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	440,817,500	(3,487,259)
								$(16,768,683)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	$768,903,385	$(1,208,043)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $12,258,193,357 (cost $12,467,615,497), or 43.6% of total net assets.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
[5]	Security is unsettled at period end and may not have a stated effective rate.
[6]	Security is a principal-only strip.
[7]	Security is an interest-only strip.
[8]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $123,675,935 (cost $159,407,492), or 0.4% of total net assets — See Note 6.
[10]	Perpetual maturity.
[11]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[12]	Security is in default of interest and/or principal obligations.
[13]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[14]	All or a portion of this security is pledged as futures collateral at June 30, 2025.
[15]	Zero coupon rate security.
[16]	Payment-in-kind security.
[17]	Rate indicated is the effective yield at the time of purchase.
[18]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[19]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

BofA — Bank of America

CAD — Canadian Dollar

CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$186,695	$108,465	$295,160
Preferred Stocks	56,976,018	637,714,395	48,348,430	743,038,843
Warrants	1,218	—	388	1,606
Right	—	—	1	1
Mutual Funds	251,720,414	—	—	251,720,414
Money Market Funds	506,897,024	—	—	506,897,024
Collateralized Mortgage Obligations	—	11,536,678,032	63,489,940	11,600,167,972
Corporate Bonds	—	7,392,928,478	706,583,734	8,099,512,212
Asset-Backed Securities	—	5,269,584,344	904,319,413	6,173,903,757
U.S. Government Securities	—	4,283,076,762	—	4,283,076,762
Senior Floating Rate Interests	—	1,247,370,162	236,452,503	1,483,822,665
Federal Agency Bonds	—	281,341,464	—	281,341,464
Foreign Government Debt	—	54,030,081	—	54,030,081
Municipal Bonds	—	37,073,314	—	37,073,314
U.S. Treasury Bills	—	12,855,205	—	12,855,205
Federal Agency Discount Notes	—	10,500,000	—	10,500,000
Repurchase Agreements	—	53,861,679	—	53,861,679
Options Purchased	—	10,682,221	—	10,682,221
Interest Rate Swaptions Purchased	—	37,331,279	—	37,331,279
Interest Rate Swap Agreements**	—	66,055,071	—	66,055,071
Total Assets	$815,594,674	$30,931,269,182	$1,959,302,874	$33,706,166,730

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$879,784	$—	$879,784
Interest Rate Swaptions Written	—	17,976,726	—	17,976,726
Credit Default Swap Agreements**	—	1,486,582	—	1,486,582
Interest Rate Swap Agreements**	—	27,044,002	—	27,044,002
Forward Foreign Currency Exchange Contracts**	—	9,494,859	—	9,494,859
Unfunded Loan Commitments (Note 5)	—	—	353,884	353,884
Total Liabilities	$—	$56,881,953	$353,884	$57,235,837

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$419,952,553	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	281,241,854	Yield Analysis	Yield	3.4%-7.8%	6.6%
Asset-Backed Securities	203,125,006	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	63,489,940	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	67,681	Model Price	Liquidation Value	—	—
Common Stocks	40,784	Enterprise Value	Valuation Multiple	2.6x-9.2x	5.0x
Corporate Bonds	415,388,015	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	173,990,500	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	70,109,662	Yield Analysis	Yield	5.8%-9.2%	7.5%
Corporate Bonds	43,265,290	Model Price	Purchase Price	—	—
Corporate Bonds	3,830,266	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Preferred Stocks	48,348,430	Yield Analysis	Yield	6.0%	—
Right	1	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	133,262,489	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	67,440,188	Yield Analysis	Yield	6.5%-9.9%	7.4%
Senior Floating Rate Interests	35,749,826	Third Party Pricing	Broker Quote	—	—
Warrants	388	Model Price	Liquidation Value	—	—
Total Assets	$1,959,302,874
Liabilities:
Unfunded Loan Commitments	$353,884	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2025, the Fund had securities with a total value of $39,580,092 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $13,615,674 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets									Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Right	Total Assets	Unfunded Loan Commitments
Beginning Balance	$796,218,422	$54,604,030	$586,278,920	$122,745,109	$388	$216,536	$48,103,090	$-	$1,608,166,495	$(121,352)
Purchases/(Receipts)	225,807,223	11,049,777	140,197,497	84,354,199	-	-	-	-	461,408,696	(759,418)
(Sales, maturities and paydowns)/Fundings	(104,051,469)	(583,476)	(19,017,713)	(7,762,827)	-	-	-	-	(131,415,485)	652,895
Amortization of premiums/discounts	375,109	4,547	(113,936)	262,781	-	-	-	-	528,501	3,097
Total realized gains (losses) included in earnings	(365,265)	(46,770)	-	(15,888)	-	-	-	-	(427,923)	173,110
Total change in unrealized appreciation (depreciation) included in earnings	(48,933)	(1,538,168)	(4,591,300)	1,119,303	-	(108,071)	245,340	1	(4,921,828)	(302,216)
Transfers into Level 3	-	-	3,830,266	35,749,826	-	-	-	-	39,580,092	-
Transfers out of Level 3	(13,615,674)	-	-	-	-	-	-	-	(13,615,674)	-
Ending Balance	$904,319,413	$63,489,940	$706,583,734	$236,452,503	$388	$108,465	$48,348,430	$1	$1,959,302,874	$(353,884)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2025	$10,737	$(1,538,168)	$(4,591,300)	$2,068,898	$-	$(108,071)	$245,340	$1	$(3,912,563)	$165,817

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	—	—
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
Angel Oak Mortgage Trust 2024-2, 6.19% due 01/25/69	7.13%	01/01/28	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 5.99% due 01/25/69	6.93%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	—	—
Angel Oak Mortgage Trust 2024-12, 6.01% due 10/25/69	7.01%	11/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.91% due 12/25/64	6.91%	01/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM2, 5.93% due 11/25/64	6.93%	02/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.19% due 03/25/64	7.19%	03/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM6, 7.06% due 09/25/63	8.06%	08/01/27	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.50% due 03/25/64	7.50%	03/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM5, 7.01% due 06/25/63	8.01%	07/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
CIM TRUST 2025-R1, 5.00% due 02/25/99	8.00%	03/01/28	9.00%	03/01/29

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27	—	—
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70	6.56%	02/01/29	—	—
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27	—	—
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28	—	—
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28	—	—
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29	—	—
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69	6.97%	10/01/28	—	—
Cross Mortgage Trust 2024-H5, 6.16% due 08/26/69	7.16%	07/01/28	—	—
Cross Mortgage Trust 2024-H7, 5.82% due 11/25/69	6.82%	10/01/28	—	—
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70	6.66%	02/01/29	—	—
Cross Mortgage Trust 2025-H1, 5.89% due 02/25/70	6.89%	01/01/29	—	—
Ellington Financial Mortgage Trust 2024-CES1, 5.52% due 01/26/60	6.52%	12/01/28	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28	—	—
GCAT Trust 2025-NQM2, 6.01% due 04/25/70	7.01%	05/01/29	—	—
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
GCAT Trust 2023-NQM2, 6.24% due 11/25/67	7.24%	01/01/27	—	—
GCAT Trust 2025-NQM3, 5.75% due 05/25/70	6.75%	06/01/29	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2024-NQM2, 6.44% due 06/25/59	7.56%	05/01/28	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
HOMES 2025-AFC2 Trust 2025-AFC2, 5.57% due 06/25/60	6.57%	06/01/29	—	—
HOMES 2025-AFC2 Trust 2025-AFC2, 5.47% due 06/25/60	6.47%	06/01/29	—	—
HOMES Trust 2024-AFC2, 5.98% due 10/25/59	6.98%	10/01/28	—	—
HOMES Trust 2025-NQM1, 5.96% due 01/25/70	6.96%	01/01/29	—	—
HOMES Trust 2025-NQM1, 5.86% due 01/25/70	6.86%	01/01/29	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due 02/25/64	6.59%	12/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due 02/25/64	6.85%	12/01/28	—	—

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3, 5.76% due 05/25/70	6.76%	05/01/29	—	—
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69	6.35%	09/01/28	—	—
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM1, 5.85% due 12/25/64	6.85%	12/01/28	—	—
OBX Trust 2024-NQM1, 5.70% due 12/25/64	6.70%	12/01/28	—	—
OBX Trust 2024-NQM17, 6.02% due 11/25/64	7.02%	11/01/28	—	—
OBX Trust 2025-NQM10, 5.61% due 05/25/65	6.61%	05/01/29	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2024-NQM5, 6.39% due 01/25/64	7.39%	03/01/28	—	—
OBX Trust 2025-NQM3, 5.85% due 12/01/64	6.85%	02/01/29	—	—
OBX Trust 2023-NQM2, 6.72% due 01/25/62	7.72%	02/01/27	—	—
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	—	—
OBX Trust 2024-NQM11, 6.13% due 06/25/64	7.08%	07/01/28	—	—
OBX Trust 2024-NQM11, 6.23% due 06/25/64	7.18%	07/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28	—	—
OBX Trust 2024-NQM10, 6.33% due 05/25/64	7.33%	06/01/28	—	—
OBX Trust 2024-NQM16, 5.89% due 10/25/64	6.89%	10/01/28	—	—
OBX Trust 2024-NQM17, 5.86% due 11/25/64	6.86%	11/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27	—	—
OBX Trust 2025-NQM3, 5.95% due 12/01/64	6.95%	02/01/29	—	—
OBX Trust 2025-NQM2, 5.95% due 11/25/64	6.95%	01/01/29	—	—
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28	—	—
OBX Trust 2025-NQM10, 5.71% due 05/25/65	6.71%	05/01/29	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
OBX Trust 2025-NQM10, 5.45% due 05/25/65	6.45%	05/01/29	—	—
OBX Trust 2024-NQM16, 5.73% due 10/25/64	6.73%	10/01/28	—	—
OBX Trust 2024-NQM15, 5.72% due 10/25/64	6.72%	10/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM4, 6.32% due 01/25/64	7.32%	02/01/28	—	—
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28	—	—
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28	—	—
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28	—	—
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	—	—
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM4, 6.07% due 01/25/64	7.07%	02/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2025-NQM2, 5.75% due 11/25/64	6.75%	01/01/29	—	—
OBX Trust 2024-NQM11, 5.88% due 06/25/64	6.83%	07/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.44% due 05/25/64	7.44%	05/01/28	—	—
PRPM LLC 2024-5, 5.69% due 09/25/29	8.69%	09/25/27	9.69%	09/25/28
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
RCKT Mortgage Trust 2024-CES4, 6.30% due 06/25/44	7.30%	05/01/28	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-5, 5.68% due 06/25/70	6.68%	06/01/29	—	—
Verus Securitization Trust 2024-9, 5.69% due 11/25/69	6.69%	12/01/28	—	—
Verus Securitization Trust 2024-5, 6.65% due 06/25/69	7.65%	06/01/28	—	—
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27	—	—
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27	—	—
Verus Securitization Trust 2025-2, 5.51% due 03/25/70	6.51%	03/01/29	—	—
Verus Securitization Trust 2025-1, 5.98% due 01/25/70	6.98%	01/01/29	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28	—	—

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2025-5, 5.58% due 06/25/70	6.58%	06/01/29	—	—
Verus Securitization Trust 2025-5, 5.43% due 06/25/70	6.43%	06/01/29	—	—
Verus Securitization Trust 2025-2, 5.31% due 03/25/70	6.31%	03/01/29	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—
Verus Securitization Trust 2025-1, 5.77% due 01/25/70	6.77%	01/01/29	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—
Vista Point Securitization Trust 2024-CES1, 6.68% due 05/25/54	7.67%	04/01/28	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54	6.25%	09/01/28	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, subject to minimum amounts to initiate a margin call, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained..

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Note
4.37%			4.63%
Due 07/01/25	$22,678,602	$22,681,355	Due 09/30/28	$22,279,800	$23,132,210
BNP Paribas			U.S. Treasury Inflation Indexed Bond
4.37%			1.63%
Due 07/01/25	14,174,126	14,175,847	Due 10/15/27	7,579,632	7,691,595
			U.S. Treasury Strips
			0.00%
			Due 11/15/31 - 05/15/37	11,073,379	6,767,769
				18,653,011	14,459,364
J.P. Morgan Securities LLC			U.S. Treasury Bonds
4.37%			2.50% - 4.13%
Due 07/01/25	14,174,126	14,175,847	Due 05/15/46 - 08/15/53	20,398,400	14,459,139
			U.S. Treasury Strip
			0.00%
			Due 11/15/25	229	226
				20,398,629	14,459,365
Bank of Montreal			U.S. Treasury Bond
4.34%			3.50%
Due 07/01/25	2,834,825	2,835,167	Due 02/15/39	3,171,600	2,891,885

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 ("affiliated issuer").

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Common Stocks
BP Holdco LLC*	$645	$–	$–	$–	$(210)	$435	532	$–
Mutual Funds
Guggenheim Limited Duration Fund — Class R6	131,524,706	4,361,204	–	–	238,171	136,124,081	5,526,759	4,361,204
Guggenheim Strategy Fund II	30,712,524	1,177,687	(3,200,000)	15,490	73,700	28,779,401	1,156,728	1,177,687
Guggenheim Strategy Fund III	16,574,884	42,650,175	(4,000,000)	(22,508)	194,585	55,397,136	2,218,548	2,150,175
Guggenheim Ultra Short Duration Fund — Institutional Class	30,260,817	1,065,401	–	–	93,578	31,419,796	3,126,348	1,065,401
	$209,073,576	$49,254,467	$(7,200,000)	$(7,018)	$599,824	$251,720,849		$8,754,467

*	Non-income producing security.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Shares	Value
MONEY MARKET FUND***,† - 18.5%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[1]	100,944,051	$100,944,051
Total Money Market Fund
(Cost $100,944,051)		100,944,051

	Face Amount
ASSET-BACKED SECURITIES†† - 25.0%
Collateralized Loan Obligations - 18.5%
BCC Middle Market CLO 2019-1 LLC
2025-1A A1RR, due 07/15/36◊,2	$10,750,000	10,750,000
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.06% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	6,250,000	6,264,579
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,2	2,550,000	2,525,410
2020-FL3 AS, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.36%) due 11/15/37◊,2	2,500,000	2,487,895
2020-FL2 A, 5.58% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	828,900	827,218
HERA Commercial Mortgage Ltd.
2021-FL1 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,2	5,000,000	4,941,796
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	656,317	655,442
FS Rialto
2021-FL3 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	5,500,000	5,476,050
Golub Capital Partners CLO 54M LP
2025-54A A1R, due 08/05/37◊,2	5,250,000	5,250,000
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	5,000,000	5,016,788
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.05% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	4,750,000	4,760,911
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	4,500,000	4,510,689
BRSP Ltd.
2021-FL1 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	4,250,000	4,228,800
Madison Park Funding XLVIII Ltd.
2021-48A B, 5.98% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,2	4,000,000	3,994,055
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	3,750,000	3,746,965
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.14% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	2,500,000	2,506,156
Madison Park Funding LXV Ltd.
2025-65A B, due 07/16/38◊,2	2,500,000	2,500,000
CIFC Funding 2013-III-R Ltd.
2025-3RA A2R, 5.48% (3 Month Term SOFR + 1.20%, Rate Floor: 1.20%) due 04/24/31◊,2	2,500,000	2,495,176
OWL Rock Clo XXI LLC
2025-21A A, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 07/24/34◊,2	2,250,000	2,261,931
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.08% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	2,250,000	2,255,489

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 25.0% (continued)
Collateralized Loan Obligations - 18.5% (continued)
Greystone CRE Notes 2025-FL4 LLC
2025-FL4 A, 5.79% (1 Month Term SOFR + 1.48%, Rate Floor: 1.48%) due 01/15/43◊,2	$2,250,000	$2,254,182
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.22% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	2,087,921	2,093,938
Golub Capital Partners Clo 49M Ltd.
2025-49A A1R2, due 07/20/38◊,2	2,000,000	2,000,000
Madison Park Funding LIII Ltd.
2022-53A B, 6.02% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,2	1,750,000	1,753,870
PFP 2025-12 Ltd.
2025-12 A, 5.81% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 12/18/42◊,2	1,500,000	1,503,010
Cerberus Loan Funding 50 LLC
2025-1A A, due 07/15/37◊,2	1,350,000	1,350,000
Golub Capital Partners CLO 16M-R3
2025-16A A1R3, 5.95% (3 Month Term SOFR + 1.63%, Rate Floor: 1.63%) due 08/09/39◊,2	900,000	900,000
2025-16A A2R3, 6.07% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/09/39◊,2	400,000	400,000
BCC Middle Market CLO LLC
2021-1A A1R, 6.02% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	1,250,000	1,254,344
BSPDF 2025-FL2 Issuer LLC
2025-FL2 A, 5.84% (1 Month Term SOFR + 1.52%, Rate Floor: 1.52%) due 12/15/42◊,2	1,250,000	1,248,148
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.86% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	1,002,921
AGL CLO 42 Ltd.
2025-42A B, 5.92% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/22/38◊,2	1,000,000	1,000,531
STWD Ltd.
2021-FL2 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,2	1,000,000	996,913
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	990,401
TRTX Issuer Ltd.
2025-FL6 A, 5.85% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,2	900,000	900,210
Neuberger Berman CLO 32R Ltd.
2025-32RA A, due 07/20/39◊,2	800,000	800,000
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,2	650,000	650,650
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,2	550,000	548,774
CIFC Funding 2022-I Ltd.
2022-1A B, 6.08% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/17/35◊,2	500,000	501,486
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,2	500,000	499,438
LCM XXIV Ltd.
2021-24A AR, 5.51% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,2	192,676	192,690
FS Rialto Issuer LLC
2025-FL10 AS, 5.97% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,2	150,000	148,382

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 25.0% (continued)
Collateralized Loan Obligations - 18.5% (continued)
Parliament CLO II Ltd.
2021-2A A, 5.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	$95,073	$95,542
Total Collateralized Loan Obligations		100,540,780
Transport-Container - 2.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	4,630,938	4,227,489
Triton Container Finance IX LLC
2025-1A, 5.43% due 06/20/50[2]	2,700,000	2,721,235
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	1,372,000	1,261,534
2020-1A, 2.73% due 08/21/45[2]	424,000	406,425
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,725,363	1,581,756
CLI Funding IX LLC
2025-1A, 5.35% due 06/20/50[2]	1,100,000	1,108,207
Total Transport-Container		11,306,646
Whole Business - 1.7%
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	4,254,275	4,219,765
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	3,193,125	3,043,440
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	1,329,750	1,260,248
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[2]	945,000	929,424
Total Whole Business		9,452,877
Net Lease - 1.4%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	5,991,449	5,846,901
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	2,120,507	1,991,738
Total Net Lease		7,838,639
Financial - 0.7%
Station Place Securitization Trust
2024-SP1, 5.73% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,2	900,000	900,000
2024-SP2, 6.01% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,2	900,000	900,000
2024-SP4, 5.61% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2	675,000	675,000
2024-SP3, 5.61% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2	325,000	325,000
Station Place Securitization Trust Series 2025-SP1
2025-SP1, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 0.00%) due 07/02/26◊,†††,2	900,000	900,000
Total Financial		3,700,000
Infrastructure - 0.4%
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[2]	1,300,000	1,317,388
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50[2]	700,000	692,784
Total Infrastructure		2,010,172
Single Family Residence - 0.2%
Tricon Residential Trust
2025-SFR1, 5.41% (1 Month Term SOFR + 1.10%, Rate Floor: 1.10%) due 03/17/42◊,2	998,283	998,439
Total Asset-Backed Securities
(Cost $137,226,696)		135,847,553

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.9%
Residential Mortgage-Backed Securities - 14.6%
Sequoia Mortgage Trust
2025-5, 5.50% (WAC) due 06/25/55◊,2	5,326,102	5,350,600
2025-1, 6.00% (WAC) due 01/25/55◊,2	1,789,047	1,813,325
2025-6, 5.50% (WAC) due 07/25/55◊,2	500,000	502,553

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.9% (continued)
Residential Mortgage-Backed Securities - 14.6% (continued)
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,4]	$6,025,245	$5,981,298
2022-SP1, 5.25% due 07/25/62[2]	1,554,292	1,547,158
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,2	1,651,355	1,430,157
2021-6, 1.89% (WAC) due 10/25/66◊,2	1,449,846	1,268,623
2025-2, 5.31% due 03/25/70[2,4]	962,451	962,488
2025-1, 5.62% (WAC) due 01/25/70◊,2	950,398	953,877
2020-5, 2.22% due 05/25/65[2]	920,804	890,984
2021-4, 1.35% (WAC) due 07/25/66◊,2	808,274	674,167
2024-9, 5.89% due 11/25/69[2,4]	466,737	468,188
2021-3, 1.44% (WAC) due 06/25/66◊,2	479,096	418,122
2025-5, 5.43% due 06/25/70[2,4]	250,000	250,833
2020-1, 3.42% due 01/25/60[2]	154,486	150,586
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	2,536,008	2,527,938
2021-GS4, 4.65% due 11/25/60[2,4]	2,493,183	2,492,734
2021-GS2, 5.75% due 04/25/61[2]	1,132,486	1,132,223
2021-GS5, 5.25% due 07/25/67[2,4]	753,969	752,537
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[2]	5,319,630	5,320,786
CSMC Trust
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	1,748,647	1,733,135
2021-NQM8, 2.41% (WAC) due 10/25/66◊,2	1,305,642	1,141,859
2021-RPL4, 4.12% (WAC) due 12/27/60◊,2	1,057,509	1,053,246
2020-NQM1, 2.21% due 05/25/65[2]	688,144	652,332
BRAVO Residential Funding Trust
2024-NQM1, 5.94% due 12/01/63[2,4]	2,002,871	2,013,057
2024-NQM5, 6.16% due 06/25/64[2,4]	560,343	563,157
2025-NQM1, 5.81% due 12/25/64[2,4]	456,682	459,516
2021-HE1, 5.16% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	308,369	306,474
2021-HE2, 5.16% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	149,184	148,784
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	3,566,362	3,392,865
OBX Trust
2024-NQM1, 5.55% (WAC) due 12/25/64◊,2	918,968	922,202
2024-NQM18, 5.87% due 10/25/64[2,4]	876,280	879,631
2025-NQM10, 5.45% due 05/25/65[2,4]	497,085	499,280
2025-NQM2, 5.75% due 11/25/64[2,4]	464,238	466,393
2025-HE1, 5.91% (30 Day Average SOFR + 1.60%, Rate Floor: 1.60%) due 02/25/55◊,2	237,750	238,314
Towd Point Mortgage Trust
2025-1, 4.75% (WAC) due 06/25/65◊,2	2,600,000	2,598,673
2017-6, 2.75% (WAC) due 10/25/57◊,2	180,959	177,236
2018-2, 3.25% (WAC) due 03/25/58◊,2	163,572	161,282
Chase Home Lending Mortgage Trust 2025-5
2025-5, 5.50% (WAC) due 04/25/56◊,2	2,117,945	2,124,701
Cross 2025-H1 Mortgage Trust
2025-H1, 5.74% (WAC) due 02/25/70◊,2	1,985,502	1,994,947
RCKT Mortgage Trust 2025-CES6
2025-CES6, 5.47% due 06/25/55[2,4]	1,500,000	1,508,484
HOMES 2025-AFC2 Trust
2025-AFC2, 5.47% due 06/25/60[2,4]	1,500,000	1,502,524
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	814,664	763,634
2018-2A, 3.50% (WAC) due 02/25/58◊,2	439,870	418,526
2025-NQM3, 5.53% due 05/25/65[2]	297,422	299,193
GCAT Trust
2025-NQM3, 5.55% due 05/25/70[2]	1,350,000	1,355,272

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.9% (continued)
Residential Mortgage-Backed Securities - 14.6% (continued)
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	$859,752	$864,450
2025-HE1, 5.83% (WAC) due 01/25/55◊,2	451,112	456,034
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	1,320,212	1,304,250
GCAT 2025-NQM2 Trust
2025-NQM2, 5.60% due 04/25/70[2,4]	1,243,826	1,248,115
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.06% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,269,670	1,230,711
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,4]	1,155,135	1,154,183
PRPM LLC
2025-RCF3, due 07/25/55◊,2	1,150,000	1,149,102
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	1,207,156	1,077,311
BRAVO Residential Funding Trust 2025-CES1
2025-CES1, 5.70% due 02/25/55[2,4]	965,929	973,320
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due 06/25/55◊,2	893,332	902,440
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,2	900,164	900,952
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70[2,4]	819,290	820,844
RCKT Mortgage Trust 2025-CES5
2025-CES5, 5.69% due 05/25/55[2,4]	742,229	748,820
Soundview Home Loan Trust
2006-OPT5, 4.71% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	712,077	691,674
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.78% (WAC) due 02/25/61◊,2	685,837	679,202
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,2	575,167	577,001
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,2	250,932	233,323
2020-2, 1.64% (WAC) due 10/25/65◊,2	144,546	134,309
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,2	391,719	354,974
Barclays Mortgage Loan Trust 2023-NQM1
2023-NQM1, 6.03% due 01/25/63[2,4]	352,389	353,302
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[2,4]	337,083	338,613
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[2,4]	242,491	224,789
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	209,588	198,102
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.17% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	168,827	167,092
Banc of America Funding Trust
2015-R2, 4.69% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	113,161	112,767
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	70,624	69,795
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	38,421	36,347
Total Residential Mortgage-Backed Securities		79,265,716
Commercial Mortgage-Backed Securities - 4.1%
BX Commercial Mortgage Trust
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	9,930,488	9,883,939

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.9% (continued)
Commercial Mortgage-Backed Securities - 4.1% (continued)
2022-LP2, 5.87% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	$1,855,000	$1,850,380
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.22% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	2,700,000	2,497,500
WMRK Commercial Mortgage Trust
2022-WMRK, 7.75% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,100,000	2,100,000
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	1,500,000	1,347,691
MHP
2022-MHIL, 5.58% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/39◊,2	1,200,000	1,198,500
Citigroup Commercial Mortgage Trust
2019-GC41, 1.03% (WAC) due 08/10/56◊,5	22,855,219	716,820
VDCM Commercial Mortgage Trust 2025-AZ
2025-AZ, due 07/13/44◊,2	700,000	711,375
Morgan Stanley Capital I Trust
2018-H3, 0.96% (WAC) due 07/15/51◊,5	35,818,807	683,828
BENCHMARK Mortgage Trust
2019-B14, 0.88% (WAC) due 12/15/62◊,5	31,651,359	670,743
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.59% (WAC) due 06/15/51◊,5	19,794,166	267,403
Life Mortgage Trust
2021-BMR, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	261,660	260,188
Total Commercial Mortgage-Backed Securities		22,188,367
Government Agency - 3.2%
Freddie Mac
5.50% due 12/25/51	3,217,342	3,250,519
5.50% due 07/25/53	2,607,840	2,621,514
5.50% due 04/25/51	1,891,654	1,927,839
5.25% due 04/25/53	1,500,000	1,497,864
Uniform MBS 30 Year
due 09/01/25[3]	4,450,000	4,666,114
Fannie Mae
5.50% due 12/25/50	1,905,559	1,919,670
Government National Mortgage Association
due 01/20/55[3]	1,600,015	1,590,316
Total Government Agency		17,473,836
Total Collateralized Mortgage Obligations
(Cost $121,001,555)		118,927,919

CORPORATE BONDS†† - 12.0%
Financial - 6.8%
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	3,900,000	3,961,161
AEGON Funding Company LLC
5.50% due 04/16/27[2]	3,750,000	3,795,551
Macquarie Bank Ltd.
5.27% due 07/02/27[2]	2,600,000	2,654,685
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	2,650,000	2,584,464
Societe Generale S.A.
5.52% due 01/19/28[2,6]	1,300,000	1,316,095
5.70% (SOFR + 1.42%) due 05/22/29◊,2	1,200,000	1,200,528
Morgan Stanley Bank North America
5.88% due 10/30/26	2,400,000	2,450,503
Lloyds Banking Group plc
5.09% due 11/26/28[6]	2,300,000	2,330,222
American National Group, Inc.
5.00% due 06/15/27	2,150,000	2,158,595
CNO Global Funding
5.88% due 06/04/27[2]	1,660,000	1,704,877
4.88% due 12/10/27[2]	450,000	453,518
HSBC Holdings plc
5.13% due 11/19/28[6]	2,100,000	2,126,706
F&G Global Funding
5.88% due 01/16/30[2]	2,000,000	2,054,700
Jackson National Life Global Funding
4.70% due 06/05/28[2]	1,300,000	1,308,129
GA Global Funding Trust
1.63% due 01/15/26[2]	1,300,000	1,277,938
LPL Holdings, Inc.
5.70% due 05/20/27	1,200,000	1,222,475
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	1,125,860
Standard Chartered plc
5.55% due 01/21/29[2,6]	1,000,000	1,021,439
Lincoln Financial Global Funding
4.63% due 05/28/28[2]	900,000	905,571
NatWest Group plc
5.39% (SOFR + 1.10%) due 05/23/29◊	650,000	650,229

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

	Face Amount	Value
CORPORATE BONDS†† - 12.0% (continued)
Financial - 6.8% (continued)
Brown & Brown, Inc.
4.60% due 12/23/26	$600,000	$602,801
Total Financial		36,906,047
Industrial - 2.2%
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,808,720
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	2,350,000	2,286,626
Vontier Corp.
1.80% due 04/01/26	2,150,000	2,102,360
Jabil, Inc.
1.70% due 04/15/26	650,000	634,825
4.25% due 05/15/27	600,000	598,352
Berry Global, Inc.
1.65% due 01/15/27	1,100,000	1,055,097
Weir Group plc
2.20% due 05/13/26[2]	440,000	429,097
Total Industrial		11,915,077
Technology - 1.2%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	4,191,382
Microchip Technology, Inc.
4.90% due 03/15/28	2,200,000	2,224,172
Total Technology		6,415,554
Consumer, Non-cyclical - 1.0%
HCA, Inc.
5.00% due 03/01/28	2,250,000	2,283,428
Triton Container International Ltd.
2.05% due 04/15/26[2]	2,200,000	2,154,495
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,200,000	1,216,998
Total Consumer, Non-cyclical		5,654,921
Communications - 0.4%
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,575,129
2.25% due 02/15/26	600,000	590,700
Total Communications		2,165,829
Consumer, Cyclical - 0.2%
LG Energy Solution Ltd.
5.25% due 04/02/28[2]	1,000,000	1,003,113
Utilities - 0.1%
Pinnacle West Capital Corp.
4.90% due 05/15/28	450,000	456,300
AES Corp.
3.30% due 07/15/25[2]	300,000	299,665
Total Utilities		755,965
Energy - 0.1%
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	500,000	509,981
Basic Materials - 0.0%
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	222,000	219,848
Total Corporate Bonds
(Cost $65,589,185)		65,546,335

FEDERAL AGENCY DISCOUNT NOTES†† - 11.2%
Federal Home Loan Bank
4.10% due 07/01/25[7]	60,900,000	60,900,000
Total Federal Agency Discount Notes
(Cost $60,900,000)		60,900,000

SENIOR FLOATING RATE INTERESTS††,◊ - 0.2%
Financial - 0.2%
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	1,141,297	1,139,825
Total Senior Floating Rate Interests
(Cost $1,138,410)		1,139,825

REPURCHASE AGREEMENTS††,8 - 16.5%
BNP Paribas
issued 06/30/25 at 4.37% due 07/01/25	27,056,766	27,056,766
BofA Securities, Inc.
issued 06/30/25 at 4.37% due 07/01/25	27,056,766	27,056,766
J.P. Morgan Securities LLC
issued 06/30/25 at 4.37% due 07/01/25	27,056,766	27,056,766
Bank of Montreal
issued 06/30/25 at 4.34% due 07/01/25	8,795,197	8,795,197
Total Repurchase Agreements
(Cost $89,965,495)		89,965,495
Total Investments - 105.3%
(Cost $576,765,392)		$573,271,178
Other Assets & Liabilities, net - (5.3)%		(28,713,965)
Total Net Assets - 100.0%		$544,557,213

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.85%	Annually	11/27/39	$1,000,000	$2,450	$298	$2,152
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.83%	Annually	11/27/31	8,200,000	(153,162)	319	(153,481)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.87%	Annually	11/27/29	9,000,000	(167,955)	300	(168,255)
								$(318,667)	$917	$(319,584)

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the 7-day yield as of June 30, 2025.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $264,721,863 (cost $267,489,110), or 48.6% of total net assets.
[3]	Security is unsettled at period end and may not have a stated effective rate.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.
[5]	Security is an interest-only strip.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

CME — Chicago Mercantile Exchange

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$100,944,051	$—	$—	$100,944,051
Asset-Backed Securities	—	132,147,553	3,700,000	135,847,553
Collateralized Mortgage Obligations	—	118,927,919	—	118,927,919
Corporate Bonds	—	65,546,335	—	65,546,335
Federal Agency Discount Notes	—	60,900,000	—	60,900,000
Senior Floating Rate Interests	—	1,139,825	—	1,139,825
Repurchase Agreements	—	89,965,495	—	89,965,495
Interest Rate Swap Agreements**	—	2,152	—	2,152
Total Assets	$100,944,051	$468,629,279	$3,700,000	$573,273,330

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$321,736	$—	$321,736

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Barclays Mortgage Loan Trust 2023-NQM1 2023-NQM1, 6.03% due 01/25/63	7.03%	04/01/27	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due 06/25/64	7.16%	07/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due 12/01/63	6.94%	01/01/28	—	—
BRAVO Residential Funding Trust 2025-CES1 2025-CES1, 5.70% due 02/25/55	6.70%	03/01/29	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
GCAT 2025-NQM2 Trust 2025-NQM2, 5.60% due 04/25/70	6.60%	06/26/29	—	—
HOMES 2025-AFC2 Trust 2025-AFC2, 5.47% due 06/25/60	6.47%	06/01/29	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2025-NQM10, 5.45% due 05/25/65	6.45%	05/01/29	—	—
OBX Trust 2025-NQM2, 5.75% due 11/25/64	6.75%	01/01/29	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
RCKT Mortgage Trust 2025-CES5 2025-CES5, 5.69% due 05/25/55	6.69%	05/01/29	—	—
RCKT Mortgage Trust 2025-CES6 2025-CES6, 5.47% due 06/25/55	6.47%	06/01/29	—	—
Verus Securitization Trust 2025-2, 5.31% due 03/25/70	6.31%	03/01/29	—	—
Verus Securitization Trust 2025-5, 5.43% due 06/25/70	6.43%	06/01/29	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Notes
4.37%			1.63% - 4.63%
Due 07/01/25	27,056,766	27,060,050	Due 02/15/26 - 09/30/30	$14,462,900	$14,353,824
			U.S. Treasury Bonds
			4.38% - 5.25%
			Due 11/15/28 - 05/15/55	13,554,500	13,244,043
			U.S. Treasury Strip
			0.00%
			Due 02/15/47	100	34
				28,017,500	27,597,901
BNP Paribas			U.S. Treasury Strips
4.37%			0.00%
Due 07/01/25	27,056,766	27,060,050	Due 02/15/36 - 05/15/52	36,233,703	18,517,637
			U.S. Treasury Inflation Indexed Bonds
			0.13% - 2.38%
			Due 10/15/28 - 02/15/52	16,312,375	8,836,740
			U.S. Treasury Notes
			1.38% - 4.63%
			Due 11/15/31 - 02/15/35	236,000	246,918
				52,782,078	27,601,295
J.P. Morgan Securities LLC			U.S. Treasury Bond
4.37%			4.63%
Due 07/01/25	27,056,766	27,060,050	Due 12/15/55	23,122,100	22,823,708
			U.S. Treasury Inflation Indexed Bond
			0.75%
			Due 07/15/28	4,824,139	4,777,245
			U.S. Treasury Notes
			2.75% - 4.38%
			Due 07/31/27 - 01/31/32	300	302
				27,946,539	27,601,255
Bank of Montreal			U.S. Treasury Bond
4.34%			3.63%
Due 07/01/25	8,795,197	8,796,257	Due 05/15/53	10,896,200	8,972,235

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust may issue an unlimited number of authorized shares. The Trust consists of multiple series. Each series represents a separate fund (each, a "Fund" and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following Funds:

Fund Name	Diversification Status
Active INvestment Series (GAINS) - Core Plus Fund	Diversified
Active INvestment Series (GAINS) - Limited Duration Fund	Diversified
Core Bond Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Municipal Income Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Notes to Schedule of Investments presented herein are consolidated with respect to Macro Opportunities Fund and include the accounts of the Subsidiary.

The Macro Opportunities Fund may invest up to 25% of its total assets in its Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of- income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940Act, the Board designated Guggenheim Partners Investment Management, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

U.S. government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Typically, loans are valued using information provided by an independent third-party pricing service that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds’ Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not threshold” would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At June 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Active INvestment Series (GAINS) - Core Plus Fund	$64,752,876	$733,233	$(103,695)	$629,538
Active INvestment Series (GAINS) - Limited Duration Fund	18,414,354	148,709	(164,482)	(15,773)
Core Bond Fund	2,751,131,130	35,634,221	(86,439,644)	(50,805,423)
Floating Rate Strategies Fund	821,177,251	4,261,649	(36,266,037)	(32,004,388)
High Yield Fund	193,046,763	4,603,971	(9,062,071)	(4,458,100)
Limited Duration Fund	6,310,365,928	42,764,838	(89,068,675)	(46,303,837)
Macro Opportunities Fund	9,342,793,307	164,859,408	(386,007,114)	(221,147,706)
Municipal Income Fund	37,568,645	254,627	(2,704,769)	(2,450,142)
Total Return Bond Fund	34,619,206,009	445,266,984	(1,415,188,216)	(969,921,232)
Ultra Short Duration Fund	576,765,392	1,120,682	(4,934,480)	(3,813,798)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2025. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

The unfunded loan commitments as of June 30, 2025, were as follows:

Fund	Borrower	Maturity Date	Face Amount*		Value
	Active INvestment Series (GAINS) - Core Plus Fund
	Capstone Acquisition Holdings, Inc.	11/12/29		805	$4
	Active INvestment Series (GAINS) - Limited Duration Fund
	Capstone Acquisition Holdings, Inc.	11/12/29		805	4
	Core Bond Fund
	Akso Health Group	07/20/26		1,000,000	–
	Cliffwater LLC	03/19/32		150,000	–
					–
	Floating Rate Strategies Fund
	Aegion Corp.	05/17/28		448,701	–
	Alter Domus	10/30/31		130,081	–
	AmSpec Parent LLC	12/11/31		452,021	–
	Citrin Cooperman Advisors LLC	04/01/32		113,333	189
	Convergint	03/31/28		38,705	39
	GrafTech Finance, Inc.	11/04/29		382,877	–
	Hanger, Inc.	10/23/31		197,795	–
	Secretariat Advisors LLC	02/21/32		289,171	–
	Student Transportation Of America Holdings, Inc.	06/10/32		63,333	–
					228
	High Yield Fund
	AmSpec Parent LLC	12/11/31		94,903	–
	GrafTech Finance, Inc.	11/04/29		451,506	–
	Secretariat Advisors LLC	02/21/32		51,075	–
					–
	Limited Duration Fund
	Datix Bidco Ltd.	04/25/31		487,250	22,721
	QTS Good News Facility	10/09/28		1,527,365	–
					22,721
	Macro Opportunities Fund
	Aegion Corp.	05/17/28		824,026	–
	Akso Health Group	07/20/26		1,000,000	–
	Alter Domus	10/30/31		232,066	–
	AmSpec Parent LLC	12/11/31		386,667	–
	Capstone Acquisition Holdings, Inc.	11/12/29		483,022	2,338
	Care BidCo	05/04/28	EUR	9,200,000	410,215
	Checkers Holdings, Inc.	06/16/27		260,171	–
	Citrin Cooperman Advisors LLC	04/01/32		1,069,697	1,786
	Cliffwater LLC	03/19/32		1,380,000	–
	Convergint	03/31/28		398,438	402
	Curriculum Associates LLC	05/07/32		4,778,959	23,835
	Datix Bidco Ltd.	04/25/31		6,070,000	284,041
	Finastra USA, Inc.	09/13/29		774,242	66,992
	GrafTech Finance, Inc.	11/04/29		2,983,552	–
	Hanger, Inc.	10/23/31		552,662	–
	Integrated Power Services Holdings, Inc.	11/22/28		1,702,662	4,132
	Kerridge Commercial Systems Bidco Ltd.	09/07/30	GBP	3,920,982	75,547
	MB2 Dental Solutions LLC	02/13/31		3,746,524	56,009
	Oil Changer Holding Corp.	02/08/27		1,153,628	–
	Polaris Newco LLC	06/04/26		7,824,841	188,579
	Powergrid Services LLC	03/31/32		6,244,941	302,098
	QTS Good News Facility	10/09/28		2,554,501	–
	Secretariat Advisors LLC	02/21/32		405,376	–
	Shaw Development LLC	10/30/29		734,043	45,746
	Student Transportation Of America Holdings, Inc.	06/10/32		126,667	–
	TK Elevator Midco GmbH	01/29/27	EUR	13,250,000	–
					1,461,720
	Total Return Bond Fund
	Akso Health Group	07/20/26		3,775,000	–
	Capstone Acquisition Holdings, Inc.	11/12/29		1,098,875	4,941
	Cliffwater LLC	03/19/32		1,874,863	–
	Datix Bidco Ltd.	04/25/31		5,312,304	247,675
	GrafTech Finance, Inc.	11/04/29		559,867	–
	Hanger, Inc.	10/23/31		976,854	–
	Higginbotham Insurance Agency, Inc.	11/24/28		3,907,368	25,238
	MB2 Dental Solutions LLC	02/13/31		5,127,445	76,030
	QTS Good News Facility	10/09/28		6,659,710	–
					353,884

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR – Euro

GBP - British Pound

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
	Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$764,477	$693,247
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	–	70
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	378,705	353,231
			1,143,182	1,046,548
	Floating Rate Strategies Fund
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	1,160,811	6,399
	High Yield Fund
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	7,224	121
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	5,671	95
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	252,369	1,391
	Sabre GLBL, Inc.
	7.38% due 09/01/25	08/20/20	320,105	320,400
			585,369	322,007
	Limited Duration Fund
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	–	50
	Macro Opportunities Fund
	Atlas Mara Ltd.
	due 12/31/21[2]	10/01/15	3,380,072	1
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	–	815
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	05/15/24	26,268	440
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	05/15/24	10,895	183
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1 0.70% (WAC) due 10/25/52[3,4]	09/20/24	7,790,371	7,538,900
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1 0.70% (WAC) due 11/25/52[3,4]	01/29/20	9,124,975	6,864,782
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	1,710,483	9,427
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	6,286,454	5,863,631
			28,329,518	20,278,179
	Total Return Bond Fund
	Atlas Mara Ltd.
	due 12/31/21[2]	10/01/15	1,504,389	1
	Central Storage Safety Project Trust
	4.82% due 02/01/38	02/02/18	15,786,852	14,211,553
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	–	150
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1 4.49% (WAC) due 11/25/55[3]	03/07/18	77,389,089	58,701,564
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1 4.49% (WAC) due 11/25/55[3]	11/09/17	45,383,480	35,411,792
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1 0.70% (WAC) due 11/25/55[3,4]	12/16/19	12,643,641	9,087,237
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	6,583,995	6,146,215
	SPSS
	5.14% due 11/15/52	03/30/23	116,046	117,423
			159,407,492	123,675,935

*	Non-income producing security.
1	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
2	Security is in default of interest and/or principal obligations.
3	Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
4	Security is an interest-only strip.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.